UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09689

Wells Fargo Master Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

Catherine Kennedy

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: May 31

Registrant is making a filing for 13 of its series:

Wells Fargo C&B Large Cap Value Portfolio, Wells Fargo Emerging Growth Portfolio, Wells Fargo Index Portfolio, Wells Fargo International Value Portfolio, Wells Fargo Small Company Growth Portfolio, Wells Fargo Small Company Value Portfolio, Wells Fargo Core Bond Portfolio, Wells Fargo Real Return Portfolio, Wells Fargo Diversified Large Cap Growth Portfolio, Wells Fargo Disciplined Large Cap Portfolio, Wells Fargo International Growth Portfolio, Wells Fargo Large Company Value Portfolio, and Wells Fargo Managed Fixed Income Portfolio.

Date of reporting period: November 30, 2019

ITEM 1. REPORT TO STOCKHOLDERS

Semi-Annual Report

November 30, 2019

Wells Fargo

Diversified Large Cap Growth Portfolio

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INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾  MAY LOSE VALUE

Wells Fargo Diversified Large Cap Growth Portfolio  |  1

Fund information (unaudited)

Investment objective

The Portfolio seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

John R. Campbell, CFA®‡

Joseph M. Eberhardy, CFA®‡, CPA

Vince Fioramonti, CFA®‡*

Jeff C. Moser, CFA®‡**

Thomas C. Ognar, CFA®‡

Ten largest holdings (%) as of November 30, 2019[1]

Microsoft Corporation	6.36

Amazon.com Incorporated	4.92

Alphabet Incorporated Class A	3.12

MasterCard Incorporated Class A	2.89

Visa Incorporated Class A	2.66

Apple Incorporated	2.03

Microchip Technology Incorporated	1.99

Facebook Incorporated Class A	1.96

Alphabet Incorporated Class C	1.95

Burlington Stores Incorporated	1.50

Sector distribution as of November 30, 2019[2]

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

*	Mr. Fioramonti became a portfolio manager of the Fund on October 21, 2019.

**	Mr. Moser will retire on April 30, 2020.

[1]

The ten largest holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by the total net assets of the Portfolio. Holdings are subject to change and may have changed since the date specified.

[2]	Amounts are calculated based on the total long-term investments of the Portfolio. These amounts are subject to change and may have changed since the date specified.

2  |  Wells Fargo Diversified Large Cap Growth Portfolio

Portfolio of investments—November 30, 2019 (unaudited)

	Shares	Value
Common Stocks: 99.61%

Communication Services: 10.22%

Entertainment: 1.50%
Live Nation Entertainment Incorporated †	14,495	$1,011,896
Netflix Incorporated †	1,045	328,820
Roku Incorporated †	5,115	820,293
The Walt Disney Company	10,855	1,645,401

		3,806,410

Interactive Media & Services: 8.09%
Alphabet Incorporated Class A †	6,070	7,915,826
Alphabet Incorporated Class C †	3,803	4,962,763
Facebook Incorporated Class A †	24,726	4,985,751
Match Group Incorporated «	9,370	660,398
Pinterest Incorporated Class A †	69,948	1,362,587
Twitter Incorporated †	21,110	652,510

		20,539,835

Media: 0.63%
Discovery Communications Incorporated Class A †	48,715	1,604,672

Consumer Discretionary: 14.99%

Auto Components: 0.37%
Lear Corporation	7,864	946,118

Hotels, Restaurants & Leisure: 1.47%
Norwegian Cruise Line Holdings Limited †	18,661	1,000,976
Planet Fitness Incorporated Class A †	8,705	643,474
Royal Caribbean Cruises Limited	17,349	2,082,227

		3,726,677

Internet & Direct Marketing Retail: 5.07%
Amazon.com Incorporated †	6,941	12,499,353
MercadoLibre Incorporated †	649	376,796

		12,876,149

Multiline Retail: 0.66%
Target Corporation	13,376	1,672,134

Specialty Retail: 5.99%
Burlington Stores Incorporated †	16,955	3,814,875
CarMax Incorporated †	17,075	1,660,715
Carvana Corporation «†	4,880	465,162
Five Below Incorporated †	6,565	812,156
Floor & Decor Holdings Incorporated †	8,755	420,328
O’Reilly Automotive Incorporated †	3,485	1,541,346
The Home Depot Incorporated	15,192	3,349,988
The TJX Companies Incorporated	25,098	1,534,241
ULTA Beauty Incorporated †	6,844	1,600,538

		15,199,349

Textiles, Apparel & Luxury Goods: 1.43%
Deckers Outdoor Corporation †	4,220	709,720
Levi Strauss & Company Class A «	83,759	1,405,476
lululemon athletica Incorporated †	3,560	803,456

The accompanying notes are an integral part of these financial statements.

Wells Fargo Diversified Large Cap Growth Portfolio  |  3

Portfolio of investments—November 30, 2019 (unaudited)

	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Nike Incorporated Class B	7,730	$722,678

		3,641,330

Consumer Staples: 3.91%

Beverages: 0.74%
Constellation Brands Incorporated Class A	1,933	359,654
The Coca-Cola Company	28,237	1,507,856

		1,867,510

Food & Staples Retailing: 2.34%
Casey’s General Stores Incorporated	9,241	1,605,809
Costco Wholesale Corporation	8,893	2,666,210
Walmart Incorporated	13,944	1,660,591

		5,932,610

Personal Products: 0.83%
The Estee Lauder Companies Incorporated Class A	10,835	2,117,917

Energy: 1.38%

Oil, Gas & Consumable Fuels: 1.38%
Chevron Corporation	9,178	1,075,019
ConocoPhillips	21,795	1,306,392
Exxon Mobil Corporation	16,515	1,125,167

		3,506,578

Financials: 6.03%

Banks: 1.78%
Citizens Financial Group Incorporated	29,455	1,132,839
Fifth Third Bancorp	48,643	1,468,532
JPMorgan Chase & Company	14,551	1,917,240

		4,518,611

Capital Markets: 3.07%
CME Group Incorporated	11,854	2,403,161
E*TRADE Financial Corporation	6,665	295,260
Evercore Partners Incorporated Class A	13,615	1,053,529
MarketAxess Holdings Incorporated	4,222	1,704,928
The Charles Schwab Corporation	35,601	1,762,250
Tradeweb Markets Incorporated Class A	13,150	588,200

		7,807,328

Insurance: 0.96%
Prudential Financial Incorporated	10,632	995,368
The Progressive Corporation	19,700	1,439,085

		2,434,453

Thrifts & Mortgage Finance: 0.22%
LendingTree Incorporated «†	1,570	566,032

Health Care: 11.84%

Biotechnology: 2.21%
AbbVie Incorporated	11,677	1,024,423
Alexion Pharmaceuticals Incorporated †	10,356	1,179,963

The accompanying notes are an integral part of these financial statements.

4  |  Wells Fargo Diversified Large Cap Growth Portfolio

Portfolio of investments—November 30, 2019 (unaudited)

	Shares	Value
Biotechnology (continued)
Amgen Incorporated	5,868	$1,377,337
Sage Therapeutics Incorporated †	3,523	545,255
The Medicines Company «†	3,450	290,490
Vertex Pharmaceuticals Incorporated †	5,373	1,191,463

		5,608,931

Health Care Equipment & Supplies: 4.81%
Abbott Laboratories	29,180	2,493,431
Baxter International Incorporated	28,171	2,309,177
Boston Scientific Corporation †	78,767	3,406,673
Edwards Lifesciences Corporation †	2,995	733,595
Insulet Corporation †	4,280	794,796
Medtronic plc	2,735	304,652
Stryker Corporation	4,153	850,784
Varian Medical Systems Incorporated †	9,920	1,326,602

		12,219,710

Health Care Providers & Services: 1.71%
Anthem Incorporated	5,018	1,448,496
Centene Corporation †	21,729	1,313,953
UnitedHealth Group Incorporated	5,612	1,570,630

		4,333,079

Health Care Technology: 0.23%
Veeva Systems Incorporated Class A †	3,987	594,781

Life Sciences Tools & Services: 0.48%
Agilent Technologies Incorporated	6,573	530,901
Repligen Corporation †	7,755	688,256

		1,219,157

Pharmaceuticals: 2.40%
Bristol-Myers Squibb Company	24,710	1,406,987
Johnson & Johnson	8,889	1,222,149
Zoetis Incorporated	28,829	3,474,471

		6,103,607

Industrials: 11.48%

Aerospace & Defense: 1.47%
HEICO Corporation	6,745	876,108
Lockheed Martin Corporation	4,016	1,570,376
The Boeing Company	3,544	1,297,742

		3,744,226

Airlines: 0.50%
Delta Air Lines Incorporated	22,080	1,265,405

Commercial Services & Supplies: 1.57%
Copart Incorporated †	10,545	938,505
Waste Connections Incorporated	33,720	3,053,346

		3,991,851

Construction & Engineering: 0.59%
EMCOR Group Incorporated	16,730	1,487,799

The accompanying notes are an integral part of these financial statements.

Wells Fargo Diversified Large Cap Growth Portfolio  |  5

Portfolio of investments—November 30, 2019 (unaudited)

	Shares	Value
Industrial Conglomerates: 0.88%
Roper Technologies Incorporated	6,237	$2,247,638

Machinery: 1.31%
Allison Transmission Holdings Incorporated	27,946	1,352,586
Cummins Incorporated	7,319	1,338,352
Fortive Corporation	8,868	640,004

		3,330,942

Professional Services: 1.30%
CoStar Group Incorporated †	3,208	1,966,055
TransUnion	15,489	1,336,856

		3,302,911

Road & Rail: 3.38%
CSX Corporation	37,048	2,650,414
Norfolk Southern Corporation	13,951	2,699,519
Union Pacific Corporation	18,328	3,225,545

		8,575,478

Trading Companies & Distributors: 0.48%
Applied Industrial Technologies Incorporated	18,999	1,213,086

Information Technology: 34.18%

Communications Equipment: 0.60%
Arista Networks Incorporated †	920	179,520
Cisco Systems Incorporated	29,514	1,337,279

		1,516,799

Electronic Equipment, Instruments & Components: 1.90%
CDW Corporation of Delaware	12,452	1,681,643
Jabil Circuit Incorporated	39,740	1,543,502
Zebra Technologies Corporation Class A †	6,370	1,598,488

		4,823,633

IT Services: 10.39%
Black Knight Incorporated †	7,915	498,724
Euronet Worldwide Incorporated †	6,172	970,177
Fidelity National Information Services Incorporated	19,995	2,762,309
Global Payments Incorporated	9,952	1,802,307
InterXion Holding NV †	12,025	1,022,606
MasterCard Incorporated Class A	25,158	7,351,922
PayPal Holdings Incorporated †	27,628	2,984,100
Shopify Incorporated Class A †	688	231,684
Square Incorporated Class A †	13,383	925,033
Visa Incorporated Class A	36,592	6,751,590
WEX Incorporated †	5,460	1,098,160

		26,398,612

Semiconductors & Semiconductor Equipment: 4.98%
Intel Corporation	25,389	1,473,831
Microchip Technology Incorporated	53,402	5,048,625
Monolithic Power Systems Incorporated	4,320	694,138
NVIDIA Corporation	3,295	714,158
NXP Semiconductors NV	9,090	1,050,622

The accompanying notes are an integral part of these financial statements.

6  |  Wells Fargo Diversified Large Cap Growth Portfolio

Portfolio of investments—November 30, 2019 (unaudited)

	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Texas Instruments Incorporated	30,415	$3,656,177

		12,637,551

Software: 14.29%
Adobe Systems Incorporated †	8,780	2,717,673
Cloudflare Incorporated Class A †	11,372	221,527
Dropbox Incorporated Class A †	22,085	408,352
Dynatrace Incorporated †	22,914	608,825
Fortinet Incorporated †	14,913	1,567,505
HubSpot Incorporated †	2,604	393,204
Intuit Incorporated	4,813	1,246,038
Microsoft Corporation	106,751	16,159,966
Oracle Corporation	23,493	1,318,897
Proofpoint Incorporated †	10,032	1,190,698
RealPage Incorporated †	13,520	744,006
RingCentral Incorporated Class A †	3,825	659,698
Salesforce.com Incorporated †	16,475	2,683,613
ServiceNow Incorporated †	6,930	1,961,467
Splunk Incorporated †	16,489	2,460,489
VMware Incorporated Class A	12,513	1,947,274

		36,289,232

Technology Hardware, Storage & Peripherals: 2.02%
Apple Incorporated	19,253	5,145,365

Materials: 2.26%

Chemicals: 1.56%
Air Products & Chemicals Incorporated	2,993	707,336
Huntsman Corporation	48,611	1,099,581
Linde plc	10,482	2,161,493

		3,968,410

Metals & Mining: 0.70%
Reliance Steel & Aluminum Company	14,929	1,761,323

Real Estate: 2.74%

Equity REITs: 1.48%
American Tower Corporation	8,059	1,724,868
Prologis Incorporated	17,168	1,571,730
SBA Communications Corporation	1,930	456,387

		3,752,985

Real Estate Management & Development: 1.26%
CBRE Group Incorporated Class A †	56,009	3,193,633

Utilities: 0.58%

Independent Power & Renewable Electricity Producers: 0.58%
Vistra Energy Corporation	55,259	1,466,021

Total Common Stocks (Cost $177,305,116)		252,955,878

The accompanying notes are an integral part of these financial statements.

Wells Fargo Diversified Large Cap Growth Portfolio  |  7

Portfolio of investments—November 30, 2019 (unaudited)

	Yield	Shares	Value
Short-Term Investments: 0.62%

Investment Companies: 0.62%
Securities Lending Cash Investments LLC (l)(r)(u)	1.77%	1,451,832	$1,451,977
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.56	136,828	136,828

Total Short-Term Investments (Cost $1,588,805)			1,588,805

Total investments in securities (Cost $178,893,921)	100.23%	254,544,683

Other assets and liabilities, net	(0.23)	(591,818)

Total net assets	100.00%	$253,952,865

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

REIT	Real estate investment trust

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities		Value, end of period	% of net assets

Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	7,813,999	44,420,917	50,783,084	1,451,832	$734	$0	$51,124	#	$1,451,977
Wells Fargo Government Money Market Fund Select Class	2,887,213	24,726,676	27,477,061	136,828	0	0	24,731		136,828

					$734	$0	$75,855		$1,588,805	0.62%

#	Amount shown represents income before fees and rebates

The accompanying notes are an integral part of these financial statements.

8  |  Wells Fargo Diversified Large Cap Growth Portfolio

Statement of assets and liabilities—November 30, 2019 (unaudited)

Assets
Investments in unaffiliated securities (including $1,415,087 of securities on loan), at value (cost $177,305,116)	$252,955,878
Investments in affiliated securities, at value (cost $1,588,805)	1,588,805
Receivable for investments sold	906,220
Receivable for dividends	302,243
Receivable for securities lending income, net	1,956
Prepaid expenses and other assets	1,436

Total assets	255,756,538

Liabilities
Payable upon receipt of securities loaned	1,451,487
Payable for investments purchased	106,714
Advisory fee payable	121,642
Trustees’ fees and expenses payable	15,964
Accrued expenses and other liabilities	107,866

Total liabilities	1,803,673

Total net assets	$253,952,865

The accompanying notes are an integral part of these financial statements.

Wells Fargo Diversified Large Cap Growth Portfolio  |  9

Statement of operations—six months ended November 30, 2019 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $2,239)	$1,309,374
Income from affiliated securities	40,518

Total investment income	1,349,892

Expenses
Advisory fee	820,448
Custody and accounting fees	26,430
Professional fees	23,957
Shareholder report expenses	1,019
Trustees’ fees and expenses	11,229
Other fees and expenses	6,665

Total expenses	889,748
Less: Fee waivers and/or expense reimbursements	(104,862)

Net expenses	784,886

Net investment income	565,006

Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	2,986,899
Affiliated securities	734

Net realized gains on investments	2,987,633
Net change in unrealized gains (losses) on investments	26,460,677

Net realized and unrealized gains (losses) on investments	29,448,310

Net increase in net assets resulting from operations	$30,013,316

The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo Diversified Large Cap Growth Portfolio

Statement of changes in net assets

	Six months ended November 30, 2019 (unaudited)	Year ended May 31, 2019

Operations
Net investment income	$565,006	$2,091,090
Net realized gains (losses) on investments	2,987,633	(11,838,627)
Net change in unrealized gains (losses) on investments	26,460,677	13,800,380

Net increase in net assets resulting from operations	30,013,316	4,052,843

Capital transactions
Transactions in investors’ beneficial interests
Contributions	3,527,062	373,370,690
Withdrawals	(30,318,516)	(212,811,363)

Net increase (decrease) in net assets resulting from capital transactions	(26,791,454)	160,559,327

Total increase in net assets	3,221,862	164,612,170

Net assets
Beginning of period	250,731,003	86,118,833

End of period	$253,952,865	$250,731,003

The accompanying notes are an integral part of these financial statements.

Wells Fargo Diversified Large Cap Growth Portfolio  |  11

Financial highlights

	Six months ended November 30, 2019 (unaudited)	Year ended May 31
		2019	2018	2017	2016	2015
Total return[1]	12.37%	3.79%	24.12%	15.36%	(2.28)%	13.11%
Ratios to average net assets (annualized)
Gross expenses	0.70%	0.70%	0.80%	0.78%	0.74%	0.72%
Net expenses	0.62%	0.62%	0.62%	0.62%	0.62%	0.62%
Net investment income	0.45%	0.68%	0.53%	0.51%	0.29%	0.28%
Supplemental data
Portfolio turnover rate	18%	100%	37%	98%	59%	46%

[1]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo Diversified Large Cap Growth Portfolio

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo MasterTrust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Diversified Large Cap Growth Portfolio (the “Portfolio”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Securities lending

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Portfolio receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.

In a securities lending transaction, the net asset value of the Portfolio is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of

Wells Fargo Diversified Large Cap Growth Portfolio  |  13

Notes to financial statements (unaudited)

securities lending activity undertaken by the Portfolio fluctuates from time to time. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allows the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Portfolio or pay the Portfolio the market value of the loaned securities. The Portfolio bears the risk of loss with respect to depreciation of its investment of the cash collateral.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Federal and other taxes

The Portfolio is treated as a separate entity for federal income tax purposes. The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All dividends, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether dividends and gains have been distributed by the Portfolio.

The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of November 30, 2019, the aggregate cost of all investments for federal income tax purposes was $180,830,208 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$78,062,775

Gross unrealized losses	(4,348,300)

Net unrealized gains	$73,714,475

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

14  |  Wells Fargo Diversified Large Cap Growth Portfolio

Notes to financial statements (unaudited)

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Common stocks

Communication services	$25,950,917	$0	$0	$25,950,917

Consumer discretionary	38,061,757	0	0	38,061,757

Consumer staples	9,918,037	0	0	9,918,037

Energy	3,506,578	0	0	3,506,578

Financials	15,326,424	0	0	15,326,424

Health care	30,079,265	0	0	30,079,265

Industrials	29,159,336	0	0	29,159,336

Information technology	86,811,192	0	0	86,811,192

Materials	5,729,733	0	0	5,729,733

Real estate	6,946,618	0	0	6,946,618

Utilities	1,466,021	0	0	1,466,021

Short-term investments

Investment companies	1,588,805	0	0	1,588,805

Total assets	$254,544,683	$0	$0	$254,544,683

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the six months ended November 30, 2019, the Portfolio did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee at the following annual rate based on the Portfolio’s average daily net assets:

Average daily net assets	Advisory fee

First $500 million	0.650%

Next $500 million	0.625

Next $1 billion	0.600

Next $2 billion	0.575

Next $4 billion	0.550

Next $4 billion	0.525

Next $4 billion	0.500

Over $16 billion	0.475

For the six months ended November 30, 2019, the advisory fee was equivalent to an annual rate of 0.65% of the Portfolio’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Portfolio and is entitled to receive a fee from Funds Management at an annual rate starting at 0.30% and declining to 0.20% as the average daily net assets of the Portfolio increase.

Wells Fargo Diversified Large Cap Growth Portfolio  |  15

Notes to financial statements (unaudited)

Funds Management has voluntarily waived and/or reimbursed advisory fees to reduce the net operating expense ratio of the Portfolio.

Interfund transactions

The Portfolio may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended November 30, 2019 were $45,032,766 and $69,396,459, respectively.

6. SECURITIES LENDING TRANSACTIONS

The Portfolio lends its securities through an unaffiliated securities lending agent and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any increases or decreases in the required collateral are exchanged between the Portfolio and the counterparty on the next business day. Cash collateral received is invested in the Securities Lending Fund which seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments and is exempt from registration under Section 3(c)(7) of the 1940 Act. Securities Lending Fund is managed by Funds Management and is subadvised by WellsCap. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser.

In the event of counterparty default or the failure of a borrower to return a loaned security, the Portfolio has the right to use the collateral to offset any losses incurred. As of November 30, 2019, the Portfolio had securities lending transactions with the following counterparties which are subject to offset:

Counterparty	Value of securities on loan	Collateral received[1]	Net amount

BNP Paribas Securities Corp.	$109,479	$(109,479)	$0

JPMorgan Securities LLC	375,701	(375,701)	0

Morgan Stanley & Co. LLC	702,972	(702,972)	0

SG Americas Securities LLC	226,935	(226,935)	0

[1]	Collateral received within this table is limited to the collateral for the net transaction with the counterparty.

7. BANK BORROWINGS

The Trust, along with Wells Fargo Variable Trust and Wells Fargo Funds Trust (excluding the money market funds), are parties to a $280,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended November 30, 2019, there were no borrowings by the Portfolio under the agreement.

8. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. As of the end of the period, the Portfolio invests a concentration of its portfolio in the information technology sector. A portfolio that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a portfolio whose investments are not heavily weighted in any sector.

16  |  Wells Fargo Diversified Large Cap Growth Portfolio

Notes to financial statements (unaudited)

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.

10. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has adopted the removal and modification of disclosures early, as permitted, and will adopt the additional new disclosures at the effective date.

Wells Fargo Diversified Large Cap Growth Portfolio  |  17

Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT, which is available by visiting the SEC website at sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

18  |  Wells Fargo Diversified Large Cap Growth Portfolio

Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 150 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of The Ruth Bancroft Garden (non-profit organization). She is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, from 2009 to 2018	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

Wells Fargo Diversified Large Cap Growth Portfolio  |  19

Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Pamela Wheelock[3] (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

20  |  Wells Fargo Diversified Large Cap Growth Portfolio

Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.

Michelle Rhee[4] (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC, Chief Legal Counsel of Wells Fargo Asset Management and Assistant General Counsel of Wells Fargo Bank, N.A. since 2018. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.

Catherine Kennedy[5] (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 64 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 86 funds and Assistant Treasurer of 64 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

[3]	Pamela Wheelock was re-appointed to the Board effective January 1, 2020.

[4]	Michelle Rhee became Chief Legal Officer effective October 22, 2019.

[5]	Catherine Kennedy became Secretary effective October 22, 2019.

Wells Fargo Diversified Large Cap Growth Portfolio  |  21

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2020 Wells Fargo & Company. All rights reserved.

Semi-Annual Report

November 30, 2019

Wells Fargo

Disciplined Large Cap Portfolio

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INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾  MAY LOSE VALUE

Wells Fargo Disciplined Large Cap Portfolio  |  1

Fund information (unaudited)

Investment objective

The Portfolio seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Justin P. Carr, CFA®‡

Robert M. Wicentowski, CFA®‡*

Ten largest holdings (%) as of November 30, 2019[1]

Microsoft Corporation	4.41

Apple Incorporated	4.19

Amazon.com Incorporated	2.51

JPMorgan Chase & Company	1.77

Berkshire Hathaway Incorporated Class B	1.68

Visa Incorporated Class A	1.58

Johnson & Johnson	1.56

Alphabet Incorporated Class C	1.53

Facebook Incorporated Class A	1.51

Alphabet Incorporated Class A	1.50

Sector distribution as of November 30, 2019[2]

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

*	Mr. Wicentowski became a portfolio manager of the Fund on July 1, 2019.

[1]

The ten largest holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by the total net assets of the Portfolio. Holdings are subject to change and may have changed since the date specified.

[2]	Amounts are calculated based on the total long-term investments of the Portfolio. These amounts are subject to change and may have changed since the date specified.

2  |  Wells Fargo Disciplined Large Cap Portfolio

Portfolio of investments—November 30, 2019 (unaudited)

	Shares	Value
Common Stocks: 98.94%

Communication Services: 10.61%

Diversified Telecommunication Services: 2.75%
AT&T Incorporated	107,647	$4,023,846
Verizon Communications Incorporated	64,445	3,882,167

		7,906,013

Entertainment: 0.99%
Netflix Incorporated †	2,296	722,459
Take-Two Interactive Software Incorporated †	5,273	639,879
The Walt Disney Company	9,666	1,465,172

		2,827,510

Interactive Media & Services: 4.55%
Alphabet Incorporated Class A †	3,312	4,319,146
Alphabet Incorporated Class C †	3,375	4,404,240
Facebook Incorporated Class A †	21,548	4,344,939

		13,068,325

Media: 2.09%
Cable One Incorporated	474	727,590
Comcast Corporation Class A	66,296	2,926,968
Discovery Communications Incorporated Class A †	50,173	1,652,699
DISH Network Corporation Class A †	7,921	270,661
Interpublic Group of Companies Incorporated	18,403	412,227

		5,990,145

Wireless Telecommunication Services: 0.23%
Telephone & Data Systems Incorporated	15,547	368,619
United States Cellular Corporation †	8,566	290,473

		659,092

Consumer Discretionary: 9.14%

Automobiles: 1.43%
Ford Motor Company	102,357	927,354
General Motors Company	51,928	1,869,408
Tesla Motors Incorporated †	3,921	1,293,695

		4,090,457

Distributors: 0.14%
Genuine Parts Company	3,934	410,592

Hotels, Restaurants & Leisure: 1.24%
Hilton Worldwide Holdings Incorporated	4,455	467,775
McDonald’s Corporation	3,810	740,969
Starbucks Corporation	27,402	2,340,953

		3,549,697

Household Durables: 0.42%
Lennar Corporation Class A	5,193	309,762
NVR Incorporated †	160	606,702
Pulte Group Incorporated	7,299	289,405

		1,205,869

The accompanying notes are an integral part of these financial statements.

Wells Fargo Disciplined Large Cap Portfolio  |  3

Portfolio of investments—November 30, 2019 (unaudited)

	Shares	Value
Internet & Direct Marketing Retail: 2.63%
Amazon.com Incorporated †	4,005	$7,212,204
eBay Incorporated	9,805	348,274

		7,560,478

Multiline Retail: 0.40%
Target Corporation	9,194	1,149,342

Specialty Retail: 2.11%
AutoZone Incorporated †	1,459	1,718,585
Best Buy Company Incorporated	13,765	1,110,010
The Home Depot Incorporated	14,673	3,235,543

		6,064,138

Textiles, Apparel & Luxury Goods: 0.77%
Nike Incorporated Class B	20,970	1,960,485
Ralph Lauren Corporation	2,373	254,718

		2,215,203

Consumer Staples: 6.71%

Beverages: 1.06%
Molson Coors Brewing Company Class B	17,044	860,381
PepsiCo Incorporated	7,881	1,070,476
The Coca-Cola Company	20,683	1,104,472

		3,035,329

Food & Staples Retailing: 2.42%
Costco Wholesale Corporation	5,626	1,686,731
Sysco Corporation	7,919	637,875
US Foods Holding Corporation †	12,033	478,552
Walgreens Boots Alliance Incorporated	18,380	1,095,448
Walmart Incorporated	25,552	3,042,988

		6,941,594

Food Products: 0.57%
Lamb Weston Holdings Incorporated	4,837	406,211
The Hershey Company	2,326	344,620
The J.M. Smucker Company	4,954	520,616
Tyson Foods Incorporated Class A	4,260	382,931

		1,654,378

Household Products: 1.61%
Church & Dwight Company Incorporated	5,610	394,046
Kimberly-Clark Corporation	2,558	348,758
The Procter & Gamble Company	31,806	3,882,240

		4,625,044

Personal Products: 0.17%
The Estee Lauder Companies Incorporated Class A	2,445	477,924

Tobacco: 0.88%
Philip Morris International Incorporated	30,596	2,537,326

Energy: 3.42%

Energy Equipment & Services: 0.34%
Schlumberger Limited	26,876	972,911

The accompanying notes are an integral part of these financial statements.

4  |  Wells Fargo Disciplined Large Cap Portfolio

Portfolio of investments—November 30, 2019 (unaudited)

	Shares	Value
Oil, Gas & Consumable Fuels: 3.08%
Chevron Corporation	23,645	$2,769,539
ConocoPhillips	12,493	748,830
Exxon Mobil Corporation	27,065	1,843,938
HollyFrontier Corporation	8,075	416,266
Kinder Morgan Incorporated	68,043	1,334,323
Marathon Petroleum Corporation	20,838	1,263,616
Phillips 66	4,129	473,679

		8,850,191

Financials: 13.24%

Banks: 4.95%
Bank of America Corporation	53,102	1,769,359
Bank OZK	33,751	1,001,730
Citigroup Incorporated	32,033	2,406,319
Citizens Financial Group Incorporated	13,916	535,209
Fifth Third Bancorp	24,727	746,508
Huntington Bancshares Incorporated	30,292	451,048
JPMorgan Chase & Company	38,485	5,070,784
KeyCorp	23,759	460,687
PacWest Bancorp	11,430	425,653
Popular Incorporated	18,777	1,038,556
Regions Financial Corporation	18,161	302,199

		14,208,052

Capital Markets: 1.94%
Evercore Partners Incorporated Class A	17,742	1,372,876
FactSet Research Systems Incorporated	1,110	288,212
Janus Henderson Group plc	37,145	943,483
LPL Financial Holdings Incorporated	15,129	1,397,163
Morgan Stanley	15,185	751,354
SEI Investments Company	7,640	493,009
T. Rowe Price Group Incorporated	2,499	308,776

		5,554,873

Consumer Finance: 1.22%
Capital One Financial Corporation	14,502	1,450,345
OneMain Holdings Incorporated	12,417	535,049
Synchrony Financial	40,859	1,528,535

		3,513,929

Diversified Financial Services: 1.68%
Berkshire Hathaway Incorporated Class B †	21,902	4,825,011

Insurance: 3.35%
AFLAC Incorporated	25,031	1,372,701
Arch Capital Group Limited †	7,217	302,897
Athene Holding Limited Class A †	10,250	461,455
Brighthouse Financial Incorporated †	33,738	1,388,656
Mercury General Corporation	17,141	839,566
MetLife Incorporated	29,372	1,465,957
Prudential Financial Incorporated	11,924	1,116,325
The Allstate Corporation	10,374	1,155,145
The Hartford Financial Services Group Incorporated	18,668	1,154,802
The Progressive Corporation	4,912	358,822

		9,616,326

The accompanying notes are an integral part of these financial statements.

Wells Fargo Disciplined Large Cap Portfolio  |  5

Portfolio of investments—November 30, 2019 (unaudited)

	Shares	Value
Thrifts & Mortgage Finance: 0.10%
MGIC Investment Corporation	19,990	$288,056

Health Care: 14.43%

Biotechnology: 2.43%
AbbVie Incorporated	27,151	2,381,957
Amgen Incorporated	8,805	2,066,710
Gilead Sciences Incorporated	25,887	1,740,642
Incyte Corporation †	5,201	489,726
United Therapeutics Corporation †	3,401	313,776

		6,992,811

Health Care Equipment & Supplies: 2.62%
Abbott Laboratories	28,223	2,411,656
Baxter International Incorporated	20,173	1,653,581
Danaher Corporation	2,098	306,266
Dentsply Sirona Incorporated	7,284	411,837
DexCom Incorporated †	3,820	868,324
IDEXX Laboratories Incorporated †	1,192	299,883
Medtronic plc	14,197	1,581,404

		7,532,951

Health Care Providers & Services: 3.46%
AmerisourceBergen Corporation	17,384	1,528,227
Cardinal Health Incorporated	15,768	867,713
Centene Corporation †	6,380	385,799
CVS Health Corporation	15,424	1,160,964
HCA Healthcare Incorporated	2,017	279,677
Humana Incorporated	4,534	1,547,137
McKesson Corporation	11,629	1,682,019
Molina Healthcare Incorporated †	3,109	421,270
UnitedHealth Group Incorporated	7,329	2,051,167

		9,923,973

Health Care Technology: 0.26%
Veeva Systems Incorporated Class A †	4,931	735,607

Life Sciences Tools & Services: 0.37%
Bruker Corporation	6,936	355,054
IQVIA Holdings Incorporated †	2,690	392,686
Thermo Fisher Scientific Incorporated	988	310,183

		1,057,923

Pharmaceuticals: 5.29%
Allergan plc	5,029	930,063
Bristol-Myers Squibb Company	40,971	2,332,889
Eli Lilly & Company	16,632	1,951,765
Johnson & Johnson	32,551	4,475,437
Merck & Company Incorporated	40,326	3,515,621
Pfizer Incorporated	51,730	1,992,640

		15,198,415

Industrials: 8.93%

Aerospace & Defense: 1.96%
Arconic Incorporated	18,514	573,193
Lockheed Martin Corporation	4,269	1,669,307

The accompanying notes are an integral part of these financial statements.

6  |  Wells Fargo Disciplined Large Cap Portfolio

Portfolio of investments—November 30, 2019 (unaudited)

	Shares	Value
Aerospace & Defense (continued)
Raytheon Company	5,177	$1,125,583
Spirit AeroSystems Holdings Incorporated Class A	4,464	388,323
The Boeing Company	3,875	1,418,948
United Technologies Corporation	3,023	448,432

		5,623,786

Air Freight & Logistics: 0.85%
Expeditors International of Washington Incorporated	13,103	979,580
United Parcel Service Incorporated Class B	12,078	1,446,099

		2,425,679

Airlines: 0.89%
Delta Air Lines Incorporated	30,884	1,769,962
United Continental Holdings Incorporated †	8,419	781,283

		2,551,245

Commercial Services & Supplies: 0.19%
Waste Management Incorporated	4,824	544,678

Construction & Engineering: 0.39%
AECOM Technology Corporation †	7,935	343,824
Quanta Services Incorporated	18,823	783,790

		1,127,614

Electrical Equipment: 0.53%
Eaton Corporation plc	16,317	1,509,323

Industrial Conglomerates: 0.76%
General Electric Company	170,746	1,924,307
Honeywell International Incorporated	1,432	255,684

		2,179,991

Machinery: 1.42%
Allison Transmission Holdings Incorporated	13,025	630,410
Cummins Incorporated	4,837	884,494
Illinois Tool Works Incorporated	1,771	308,738
ITT Incorporated	4,773	333,060
Oshkosh Corporation	16,131	1,459,210
Parker-Hannifin Corporation	2,382	473,518

		4,089,430

Professional Services: 0.48%
Manpower Incorporated	14,941	1,384,134

Road & Rail: 0.71%
Landstar System Incorporated	9,552	1,064,188
Schneider National Incorporated Class B	43,272	984,438

		2,048,626

Trading Companies & Distributors: 0.75%
HD Supply Holdings Incorporated †	20,652	822,363
W.W. Grainger Incorporated	1,792	567,974
WESCO International Incorporated †	14,224	748,467

		2,138,804

The accompanying notes are an integral part of these financial statements.

Wells Fargo Disciplined Large Cap Portfolio  |  7

Portfolio of investments—November 30, 2019 (unaudited)

	Shares	Value
Information Technology: 21.83%

Communications Equipment: 0.96%
Cisco Systems Incorporated	60,647	$2,747,916

Electronic Equipment, Instruments & Components: 0.98%
Avnet Incorporated	24,996	1,016,087
CDW Corporation of Delaware	2,648	357,612
Jabil Circuit Incorporated	36,848	1,431,176

		2,804,875

IT Services: 4.80%
Accenture plc Class A	8,883	1,786,904
Booz Allen Hamilton Holding Corporation	6,535	475,487
Cognizant Technology Solutions Corporation Class A	5,621	360,362
FleetCor Technologies Incorporated †	1,466	449,945
International Business Machines Corporation	9,785	1,315,593
Leidos Holdings Incorporated	3,352	304,496
MasterCard Incorporated Class A	11,358	3,319,148
Paychex Incorporated	4,735	407,778
PayPal Holdings Incorporated †	4,058	438,305
VeriSign Incorporated †	2,043	389,682
Visa Incorporated Class A	24,515	4,523,263

		13,770,963

Semiconductors & Semiconductor Equipment: 3.17%
Broadcom Incorporated	3,074	972,030
Intel Corporation	67,664	3,927,895
Micron Technology Incorporated †	32,238	1,531,627
QUALCOMM Incorporated	22,056	1,842,779
Texas Instruments Incorporated	7,010	842,672

		9,117,003

Software: 6.92%
Adobe Systems Incorporated †	4,791	1,482,958
Intuit Incorporated	5,875	1,520,979
Manhattan Associates Incorporated †	8,790	734,053
Microsoft Corporation	83,640	12,661,423
NortonLifeLock Incorporated	17,494	435,601
Oracle Corporation	40,093	2,250,821
Paycom Software Incorporated †	1,404	388,641
Salesforce.com Incorporated †	2,473	402,827

		19,877,303

Technology Hardware, Storage & Peripherals: 5.00%
Apple Incorporated	44,978	12,020,371
Dell Technologies Incorporated †	19,888	964,369
HP Incorporated	68,675	1,378,994

		14,363,734

Materials: 2.54%

Chemicals: 0.92%
DuPont de Nemours Incorporated	5,814	376,805
Ecolab Incorporated	1,356	253,125
FMC Corporation	6,990	684,740
LyondellBasell Industries NV Class A	8,692	804,358
Scotts Miracle-Gro Company Class A	5,212	526,829

		2,645,857

The accompanying notes are an integral part of these financial statements.

8  |  Wells Fargo Disciplined Large Cap Portfolio

Portfolio of investments—November 30, 2019 (unaudited)

	Shares	Value
Containers & Packaging: 0.67%
Avery Dennison Corporation	5,989	$780,786
Packaging Corporation of America	5,519	617,576
Sonoco Products Company	8,606	520,921

		1,919,283

Metals & Mining: 0.69%
Nucor Corporation	9,022	508,480
Reliance Steel & Aluminum Company	4,515	532,680
Steel Dynamics Incorporated	28,093	947,577

		1,988,737

Paper & Forest Products: 0.26%
Domtar Corporation	19,921	743,452

Real Estate: 4.40%

Equity REITs: 4.30%
American Tower Corporation	10,348	2,214,782
Boston Properties Incorporated	9,064	1,255,727
Crown Castle International Corporation	14,619	1,953,976
Equinix Incorporated	3,190	1,808,252
Host Hotels & Resorts Incorporated	33,412	584,376
Prologis Incorporated	21,551	1,972,994
SBA Communications Corporation	3,999	945,644
Simon Property Group Incorporated	1,901	287,450
Weyerhaeuser Company	44,573	1,315,349

		12,338,550

Real Estate Management & Development: 0.10%
CBRE Group Incorporated Class A †	5,187	295,763

Utilities: 3.69%

Electric Utilities: 1.44%
American Electric Power Company Incorporated	4,812	439,576
Exelon Corporation	30,855	1,369,962
Pinnacle West Capital Corporation	4,137	361,532
PPL Corporation	9,178	312,327
The Southern Company	26,488	1,641,991

		4,125,388

Gas Utilities: 0.53%
UGI Corporation	34,837	1,517,151

Independent Power & Renewable Electricity Producers: 1.01%
NRG Energy Incorporated	37,339	1,483,478
Vistra Energy Corporation	53,857	1,428,826

		2,912,304

Multi-Utilities: 0.71%
DTE Energy Company	4,701	587,343
MDU Resources Group Incorporated	50,056	1,453,626

		2,040,969

Total Common Stocks (Cost $248,422,692)		284,072,043

The accompanying notes are an integral part of these financial statements.

Wells Fargo Disciplined Large Cap Portfolio  |  9

Portfolio of investments—November 30, 2019 (unaudited)

		Expiration date	Shares	Value
Rights: 0.00%

Communication Services: 0.00%

Media: 0.00%
Dish Network Corporation †		2-8-2024	428	$291

Total Rights (Cost $0)				291

	Yield
Short-Term Investments: 0.39%

Investment Companies: 0.39%
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.56%		1,134,722	1,134,722

Total Short-Term Investments (Cost $1,134,722)				1,134,722

Total investments in securities (Cost $249,557,414)	99.33%	285,207,056

Other assets and liabilities, net	0.67	1,922,159

Total net assets	100.00%	$287,129,215

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

REIT	Real estate investment trust

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	1,455,727	36,766,705	37,087,710	1,134,722	$0	$0	$19,027	$1,134,722	0.39%

The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo Disciplined Large Cap Portfolio

Statement of assets and liabilities—November 30, 2019 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $248,422,692)	$284,072,334
Investments in affiliated securities, at value (cost $1,134,722)	1,134,722
Receivable for investments sold	1,451,122
Receivable for dividends	547,230
Prepaid expenses and other assets	603

Total assets	287,206,011

Liabilities
Advisory fee payable	60,831
Accrued expenses and other liabilities	15,965

Total liabilities	76,796

Total net assets	$287,129,215

The accompanying notes are an integral part of these financial statements.

Wells Fargo Disciplined Large Cap Portfolio  |  11

Statement of operations—six months ended November 30, 2019 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $13,575)	$3,238,779
Income from affiliated securities	19,027

Total investment income	3,257,806

Expenses
Advisory fee	381,959
Custody and accounting fees	9,337
Professional fees	24,434
Shareholder report expenses	2,799
Trustees’ fees and expenses	11,666
Interest expenses	3,501
Other fees and expenses	7,989

Net expenses	441,685

Net investment income	2,816,121

Realized and unrealized gains (losses) on investments
Net realized gains on investments	1,178,447
Net change in unrealized gains (losses) on investments	39,531,974

Net realized and unrealized gains (losses) on investments	40,710,421

Net increase in net assets resulting from operations	$43,526,542

The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo Disciplined Large Cap Portfolio

Statement of changes in net assets

	Six months ended November 30, 2019 (unaudited)	Year ended May 31, 2019[1]

Operations
Net investment income	$2,816,121	$6,837,610
Net realized gains (losses) on investments	1,178,447	(14,167,894)
Net change in unrealized gains (losses) on investments	39,531,974	(3,882,332)

Net increase (decrease) in net assets resulting from operations	43,526,542	(11,212,616)

Capital transactions
Transactions in investors’ beneficial interests
Contributions	8,470,100	456,478,424
Withdrawals	(77,433,569)	(132,699,666)

Net increase (decrease) in net assets resulting from capital transactions	(68,963,469)	323,778,758

Total increase (decrease) in net assets	(25,436,927)	312,566,142

Net assets
Beginning of period	312,566,142	0

End of period	$287,129,215	$312,566,142

[1]	For the period from June 12, 2018 (commencement of operations) to May 31, 2019.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Disciplined Large Cap Portfolio  |  13

Financial highlights

	Six months ended November 30, 2019 (unaudited)	Year ended May 31, 2019[1]
Total return[2]	15.14%	(2.40)%
Ratios to average net assets (annualized)
Gross expenses	0.29%	0.28%
Net expenses	0.29%	0.28%
Net investment income	1.84%	1.84%
Supplemental data
Portfolio turnover rate	35%	92%

[1]	For the period from June 12, 2018 (commencement of operations) to May 31, 2019.

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo Disciplined Large Cap Portfolio

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Disciplined Large Cap Portfolio (the “Portfolio”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Federal and other taxes

The Portfolio is treated as a separate entity for federal income tax purposes. The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether such interest, dividends and gains have been distributed by the Portfolio.

The Portfolio’s income tax returns and all financial records supporting those returns for the fiscal year are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of November 30, 2019, the aggregate cost of all investments for federal income tax purposes was $251,779,874 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$39,172,002

Gross unrealized losses	(5,744,820)

Net unrealized gains	$33,427,182

Wells Fargo Disciplined Large Cap Portfolio  |  15

Notes to financial statements (unaudited)

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Common stocks

Communication services	$30,451,085	$0	$0	$30,451,085

Consumer discretionary	26,245,776	0	0	26,245,776

Consumer staples	19,271,595	0	0	19,271,595

Energy	9,823,102	0	0	9,823,102

Financials	38,006,247	0	0	38,006,247

Health care	41,441,680	0	0	41,441,680

Industrials	25,623,310	0	0	25,623,310

Information technology	62,681,794	0	0	62,681,794

Materials	7,297,329	0	0	7,297,329

Real estate	12,634,313	0	0	12,634,313

Utilities	10,595,812	0	0	10,595,812

Rights

Communication services	0	291	0	291

Short-term investments

Investment companies	1,134,722	0	0	1,134,722

Total assets	$285,206,765	$291	$0	$285,207,056

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the six months ended November 30, 2019, the Portfolio did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising

16  |  Wells Fargo Disciplined Large Cap Portfolio

Notes to financial statements (unaudited)

the subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee at the following annual rate based on the Portfolio’s average daily net assets:

Average daily net assets	Advisory fee

First $1 billion	0.250%

Next $4 billion	0.225

Over $5 billion	0.200

For the six months ended November 30, 2019, the advisory fee was equivalent to an annual rate of 0.25% of the Portfolio’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Portfolio and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.15% as the average daily net assets of the Portfolio increase.

Interfund transactions

The Portfolio may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended November 30, 2019 were $105,883,232 and $173,037,426, respectively.

6. BANK BORROWINGS

The Trust, along with Wells Fargo Variable Trust and Wells Fargo Funds Trust (excluding the money market funds), are parties to a $280,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

During the six months ended November 30, 2019, the Fund had average borrowings outstanding of $102,070 (on an annualized basis) at an average rate of 3.43% and paid interest in the amount of $3,501.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.

8. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has adopted the removal and modification of disclosures early, as permitted, and will adopt the additional new disclosures at the effective date.

Wells Fargo Disciplined Large Cap Portfolio  |  17

Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.

QUARTERLY HOLDINGS INFORMATION

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT, which is available by visiting the SEC website at sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

18  |  Wells Fargo Disciplined Large Cap Portfolio

Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 150 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of The Ruth Bancroft Garden (non-profit organization). She is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, from 2009 to 2018	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

Wells Fargo Disciplined Large Cap Portfolio  |  19

Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Pamela Wheelock[3] (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

20  |  Wells Fargo Disciplined Large Cap Portfolio

Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Michelle Rhee[4] (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC, Chief Legal Counsel of Wells Fargo Asset Management and Assistant General Counsel of Wells Fargo Bank, N.A. since 2018. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.

Catherine Kennedy[5] (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 86 funds and Assistant Treasurer of 64 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

[3]	Pamela Wheelock was re-appointed to the Board effective January 1, 2020.

[4]	Michelle Rhee became Chief Legal Officer effective October 22, 2019.

[5]	Catherine Kennedy became Secretary effective October 22, 2019.

Wells Fargo Disciplined Large Cap Portfolio  |  21

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2020 Wells Fargo & Company. All rights reserved.

Semi-Annual Report

November 30, 2019

Wells Fargo

International Growth Portfolio

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INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾  MAY LOSE VALUE

Wells Fargo International Growth Portfolio  |  1

Fund information (unaudited)

Investment objective

The Portfolio seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Artisan Partners Limited Partnership

Portfolio manager

Mark L. Yockey, CFA®‡

Ten largest holdings (%) as of November 30, 2019[1]

Linde plc	6.36

Deutsche Boerse AG	6.13

Air Liquide SA	3.98

Airbus SE	3.94

Nestle SA	3.72

AIA Group Limited	3.69

Aon plc	3.18

Wirecard AG	3.06

Deutsche Post AG	2.87

Allianz AG	2.69

Sector distribution as of November 30, 2019[2]

Country allocation as of November 30, 2019[2]

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

[1]

The ten largest holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by the total net assets of the Portfolio. Holdings are subject to change and may have changed since the date specified.

[2]	Amounts are calculated based on the total long-term investments of the Portfolio. These amounts are subject to change and may have changed since the date specified.

2  |  Wells Fargo International Growth Portfolio

Portfolio of investments—November 30, 2019 (unaudited)

	Shares	Value
Common Stocks: 94.49%

Brazil: 2.27%
B3 Brasil Bolsa Balcao SA (Financials, Capital Markets)	79,805	$896,503
Petroleo Brasileiro SA ADR (Energy, Oil, Gas & Consumable Fuels)	252,989	3,726,528

		4,623,031

Canada: 1.75%
Canadian National Railway Company (Industrials, Road & Rail)	13,492	1,228,986
Dollarama Incorporated (Consumer Discretionary, Multiline Retail)	20,788	761,846
TMX Group Limited (Financials, Capital Markets)	19,500	1,568,750

		3,559,582

China: 0.47%
Alibaba Group Holding Limited ADR (Consumer Discretionary, Internet & Direct Marketing Retail) †	4,815	963,000

Denmark: 3.06%
DSV AS (Industrials, Road & Rail)	2,104	229,095
Genmab AS (Health Care, Biotechnology) †	20,103	4,683,768
Novo Nordisk AS Class B (Health Care, Pharmaceuticals)	23,268	1,307,945

		6,220,808

France: 10.83%
Air Liquide SA (Materials, Chemicals)	59,820	8,110,183
Amundi SA (Financials, Diversified Financial Services)	21,560	1,631,955
BNP Paribas SA (Financials, Banks)	71,632	4,022,762
Eiffage SA (Industrials, Construction & Engineering)	22,975	2,508,602
Safran SA (Industrials, Aerospace & Defense)	11,098	1,815,213
Schneider Electric SE (Industrials, Electrical Equipment)	10,573	1,020,481
Vinci SA (Industrials, Construction & Engineering)	26,814	2,924,231

		22,033,427

Germany: 17.17%
Allianz AG (Financials, Insurance)	22,862	5,474,904
Beiersdorf AG (Consumer Staples, Personal Products)	5,692	663,832
Deutsche Boerse AG (Financials, Capital Markets)	81,328	12,477,798
Deutsche Post AG (Industrials, Air Freight & Logistics)	156,518	5,835,758
SAP SE (Information Technology, Software)	16,931	2,303,466
Symrise AG (Materials, Chemicals)	20,349	1,973,903
Wirecard AG (Information Technology, IT Services) «	47,119	6,219,501

		34,949,162

Hong Kong: 4.75%
AIA Group Limited (Financials, Insurance)	749,200	7,503,293
ANTA Sports Products Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	94,000	883,779
Wynn Macau Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	586,400	1,289,927

		9,676,999

India: 2.00%
Housing Development Finance Corporation Limited (Financials, Thrifts & Mortgage Finance)	126,781	4,059,908

Ireland: 11.09%
Linde plc (Materials, Chemicals)	62,896	12,951,944
Medtronic plc (Health Care, Health Care Equipment & Supplies)	48,895	5,446,414
Willis Towers Watson plc (Financials, Insurance)	21,242	4,172,778

		22,571,136

The accompanying notes are an integral part of these financial statements.

Wells Fargo International Growth Portfolio  |  3

Portfolio of investments—November 30, 2019 (unaudited)

	Shares	Value
Israel: 0.69%
Nice Systems Limited ADR (Information Technology, Software) †	9,271	$1,404,464

Italy: 3.99%
Assicurazioni Generali SpA (Financials, Insurance)	165,412	3,377,109
Intesa Sanpaolo SpA (Financials, Banks)	1,403,315	3,556,969
UniCredit SpA (Financials, Banks)	85,373	1,181,631

		8,115,709

Japan: 4.53%
Daikin Industries Limited (Industrials, Building Products)	3,600	518,022
Nippon Shinyaku Company Limited (Health Care, Pharmaceuticals)	46,300	4,180,625
Recruit Holdings Company Limited (Industrials, Professional Services)	29,998	1,086,201
Taiyo Nippon Sanso Corporation (Materials, Chemicals)	154,500	3,441,021

		9,225,869

Netherlands: 8.43%
Adyen NV (Information Technology, IT Services) †144A	1,929	1,479,684
Airbus SE (Industrials, Aerospace & Defense)	54,577	8,021,732
ING Groep NV (Financials, Banks)	432,326	4,974,860
Koninklijke DSM NV (Materials, Chemicals) †«	20,869	2,674,139

		17,150,415

Sweden: 0.51%
Hennes & Mauritz AB Class B (Consumer Discretionary, Specialty Retail)	54,086	1,043,953

Switzerland: 8.07%
Idorsia Limited (Health Care, Biotechnology) †	34,899	934,131
Lonza Group AG (Health Care, Life Sciences Tools & Services)	8,645	2,936,576
Nestle SA (Consumer Staples, Food Products)	72,828	7,570,178
Novartis AG (Health Care, Pharmaceuticals)	15,073	1,387,967
UBS Group AG (Financials, Capital Markets)	297,159	3,602,468

		16,431,320

United Kingdom: 9.32%
Amarin Corporation plc ADR (Health Care, Biotechnology) †«	127,635	2,714,796
Aon plc (Financials, Insurance)	31,760	6,466,654
AVEVA Group plc (Information Technology, Software)	40,643	2,395,848
Diageo plc (Consumer Staples, Beverages)	63,221	2,587,821
GlaxoSmithKline plc (Health Care, Pharmaceuticals)	116,743	2,648,254
RELX plc (Industrials, Professional Services)	88,896	2,153,373

		18,966,746

United States: 5.56%
Alphabet Incorporated Class A (Communication Services, Interactive Media & Services) †	1,759	2,293,894
Alphabet Incorporated Class C (Communication Services, Interactive Media & Services) †	1,728	2,254,971
Amazon.com Incorporated (Consumer Discretionary, Internet & Direct Marketing Retail) †	2,455	4,420,964
Intercontinental Exchange Incorporated (Financials, Capital Markets) †	24,968	2,351,237

		11,321,066

Total Common Stocks (Cost $158,087,764)		192,316,595

The accompanying notes are an integral part of these financial statements.

4  |  Wells Fargo International Growth Portfolio

Portfolio of investments—November 30, 2019 (unaudited)

		Expiration date	Shares	Value
Participation Notes: 2.48%

Ireland: 2.48%
HSBC Bank plc (Ryanair Holdings plc) (Industrials, Airlines) †(a)		10-29-2020	330,115	$5,042,487

Total Participation Notes (Cost $4,358,394)				5,042,487

	Dividend yield
Preferred Stocks: 2.15%

Brazil: 2.15%
Petroleo Brasileiro SA (Energy, Oil, Gas & Consumable Fuels)	3.75%		636,991	4,381,316

Total Preferred Stocks (Cost $2,751,506)				4,381,316

	Yield
Short-Term Investments: 5.14%

Investment Companies: 5.14%
Securities Lending Cash Investments LLC (l)(r)(u)	1.77		8,502,940	8,503,790
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.56		1,947,975	1,947,975

Total Short-Term Investments (Cost $10,451,765)				10,451,765

Total investments in securities (Cost $175,649,429)	104.26%	212,192,163

Other assets and liabilities, net	(4.26)	(8,667,378)

Total net assets	100.00%	$203,524,785

†	Non-income-earning security
«	All or a portion of this security is on loan.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities		Value, end of period	% of net assets

Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	6,040,572	22,781,759	20,319,391	8,502,940	$105	$0	$29,775	#	$8,503,790
Wells Fargo Government Money Market Fund Select Class	11,990,365	27,269,847	37,312,237	1,947,975	0	0	56,983		1,947,975

					$105	$0	$86,758		$10,451,765	5.14%

#	Amount shown represents income before fees and rebates.

The accompanying notes are an integral part of these financial statements.

Wells Fargo International Growth Portfolio  |  5

Statement of assets and liabilities—November 30, 2019 (unaudited)

Assets
Investments in unaffiliated securities (including $8,153,487 securities on loan), at value (cost $165,197,664)	$201,740,398
Investments in affiliated securities, at value (cost $10,451,765)	10,451,765
Foreign currency, at value (cost $16,578)	16,592
Receivable for dividends	566,882
Receivable for securities lending income, net	9,405

Total assets	212,785,042

Liabilities
Payable upon receipt of securities loaned	8,503,717
Payable for investments purchased	418,639
Advisory fee payable	138,272
Accrued expenses and other liabilities	199,629

Total liabilities	9,260,257

Total net assets	$203,524,785

The accompanying notes are an integral part of these financial statements.

6  |  Wells Fargo International Growth Portfolio

Statement of operations—six months ended November 30, 2019 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $75,699)	$922,468
Income from affiliated securities	92,962

Total investment income	1,015,430

Expenses
Advisory fee	819,388
Custody and accounting fees	37,823
Professional fees	34,585
Shareholder report expenses	297
Trustees’ fees and expenses	11,931
Other fees and expenses	27,038

Net expenses	931,062

Net investment income	84,368

Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	6,163,801
Affiliated securities	105

Net realized gains on investments	6,163,906
Net change in unrealized gains (losses) on investments	18,003,200

Net realized and unrealized gains (losses) on investments	24,167,106

Net increase in net assets resulting from operations	$24,251,474

The accompanying notes are an integral part of these financial statements.

Wells Fargo International Growth Portfolio  |  7

Statement of changes in net assets

	Six months ended November 30, 2019 (unaudited)	Year ended May 31, 2019

Operations
Net investment income	$84,368	$3,074,568
Net realized gains (losses) on investments	6,163,906	(14,236,360)
Net change in unrealized gains (losses) on investments	18,003,200	11,524,725

Net increase in net assets resulting from operations	24,251,474	362,933

Capital transactions
Transactions in investors’ beneficial interests
Contributions	2,605,179	302,716,175
Withdrawals	(32,429,185)	(138,556,460)

Net increase (decrease) in net assets resulting from capital transactions	(29,824,006)	164,159,715

Total increase (decrease) in net assets	(5,572,532)	164,522,648

Net assets
Beginning of period	209,097,317	44,574,669

End of period	$203,524,785	$209,097,317

The accompanying notes are an integral part of these financial statements.

8  |  Wells Fargo International Growth Portfolio

Financial highlights

	Six months ended November 30, 2019 (unaudited)	Year ended May 31
		2019	2018	2017	2016	2015
Total return¹	12.29%	(0.14)%	9.46%	10.31%	(12.40)%	5.13%
Ratios to average net assets (annualized)
Gross expenses	0.91%	0.89%	1.10%	0.98%	0.99%	1.00%
Net expenses	0.91%	0.89%	1.06%	0.98%	0.99%	1.00%
Net investment income	0.08%	1.24%	0.70%	1.25%	1.16%	0.76%
Supplemental data
Portfolio turnover rate	21%	100%	71%	121%	62%	51%

[1]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Wells Fargo International Growth Portfolio  |  9

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo International Growth Portfolio (the “Portfolio”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolio are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On November 30, 2019, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

10  |  Wells Fargo International Growth Portfolio

Notes to financial statements (unaudited)

Participation notes

The Portfolio may invest in participation notes to gain exposure to securities in certain foreign markets. Participation notes are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying foreign security. Participation notes involve transaction costs, which may be higher than those applicable to the underlying foreign security. The holder of the participation note is entitled to receive from the bank or broker-dealer, an amount equal to the dividend paid by the issuer of the underlying foreign security; however, the holder is not entitled to the same rights (i.e. voting rights) as an owner of the underlying foreign security. Investments in participation notes involve risks beyond those normally associated with a direct investment in an underlying security. The Portfolio has no rights against the issuer of the underlying foreign security and participation notes expose the Fund to counterparty risk in the event the counterparty does not perform. There is also no assurance there will be a secondary trading market for the participation note or that the trading price of the participation note will equal the underlying value of the foreign security that it seeks to replicate.

Securities lending

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Portfolio receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.

In a securities lending transaction, the net asset value of the Portfolio is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allows the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Portfolio bears the risk of loss with respect to depreciation of its investment of the cash collateral.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Federal and other taxes

The Portfolio is treated as a separate entity for federal income tax purposes. The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether interest, dividends and gains have been distributed by the Portfolio.

The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of November 30, 2019, the aggregate cost of all investments for federal income tax purposes was $175,649,429 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$38,061,622

Gross unrealized losses	(1,518,888)

Net unrealized gains	$36,542,734

Wells Fargo International Growth Portfolio  |  11

Notes to financial statements (unaudited)

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Common stocks

Brazil	$4,623,031	$0	$0	$4,623,031

Canada	3,559,582	0	0	3,559,582

China	963,000	0	0	963,000

Denmark	6,220,808	0	0	6,220,808

France	22,033,427	0	0	22,033,427

Germany	34,949,162	0	0	34,949,162

Hong Kong	9,676,999	0	0	9,676,999

India	4,059,908	0	0	4,059,908

Ireland	22,571,136	0	0	22,571,136

Italy	1,404,464	0	0	1,404,464

Israel	8,115,709	0	0	8,115,709

Japan	9,225,869	0	0	9,225,869

Netherlands	17,150,415	0	0	17,150,415

Sweden	1,043,953	0	0	1,043,953

Switzerland	16,431,320	0	0	16,431,320

United Kingdom	18,966,746	0	0	18,966,746

United States	11,321,066	0	0	11,321,066

Participation notes

Ireland	0	5,042,487	0	5,042,487

Preferred stocks

Brazil	4,381,316	0	0	4,381,316

Short-term investments

Investment companies	10,451,765	0	0	10,451,765

Total assets	$207,149,676	$5,042,487	$0	$212,192,163

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the six months ended November 30, 2019, the Portfolio did not have any transfers into/out of Level 3.

12  |  Wells Fargo International Growth Portfolio

Notes to financial statements (unaudited)

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee at the following annual rate based on the Portfolio’s average daily net assets:

Average daily net assets	Advisory fee

First $500 million	0.800%

Next $500 million	0.750

Next $1 billion	0.700

Next $2 billion	0.675

Over $4 billion	0.650

For the six months ended November 30, 2019, the advisory fee was equivalent to an annual rate of 0.80% of the Portfolio’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Funds Management. Artisan Partners Limited Partnership, which is not an affiliate of Funds Management, is the subadviser to the Portfolio and is entitled to receive a fee from Funds Management at an annual rate starting at 0.80% and declining to 0.50% as the average daily net assets of the Portfolio increase.

Interfund transactions

The Portfolio may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended November 30, 2019 were $41,893,427 and $60,454,708, respectively.

6. SECURITIES LENDING TRANSACTIONS

The Portfolio lends its securities through an unaffiliated securities lending agent and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any increases or decreases in the required collateral are exchanged between the Portfolio and the counterparty on the next business day. Cash collateral received is invested in the Securities Lending Fund which seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments and is exempt from registration under Section 3(c)(7) of the 1940 Act. Securities Lending Fund is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“Wells Cap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser.

Wells Fargo International Growth Portfolio  |  13

Notes to financial statements (unaudited)

In the event of counterparty default or the failure of a borrower to return a loaned security, the Fund has the right to use the collateral to offset any losses incurred. As of November 30, 2019, the Fund had securities lending transactions with the following counterparties which are subject to offset:

Counterparty	Value of securities on loan	Collateral received[1]	Net amount

Barclays Capital Inc.	$751,535	$(751,535)	$0

Citigroup Global Markets Inc.	143,500	(143,500)	0

Deutsche Bank Securities Inc.	420,250	(420,250)	0

JPMorgan Securities LLC	6,676,252	(6,676,252)	0

Morgan Stanley & Co. LLC	161,950	(161,950)	0

[1]	Collateral received within this table is limited to the collateral for the net transaction with the counterparty.

7. BANK BORROWINGS

The Trust, along with Wells Fargo Variable Trust and Wells Fargo Funds Trust (excluding the money market funds), are parties to a $280,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to portfolio shareholder redemption requests. Interest under the credit agreement is charged to the Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended November 30, 2019, there were no borrowings by the Portfolio under the agreement.

8. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. As of the end of the period, the Portfolio invests a concentration of its portfolio in the financials sector. A portfolio that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a portfolio whose investments are not heavily weighted in any sector.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.

10. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has adopted the removal and modification of disclosures early, as permitted, and will adopt the additional new disclosures at the effective date.

14  |  Wells Fargo International Growth Portfolio

Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT, which is available by visiting the SEC website at sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Wells Fargo International Growth Portfolio  |  15

Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 150 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of The Ruth Bancroft Garden (non-profit organization). She is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, from 2009 to 2018	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

16  |  Wells Fargo International Growth Portfolio

Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Pamela Wheelock[3] (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Wells Fargo International Growth Portfolio  |  17

Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Michelle Rhee[4] (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC, Chief Legal Counsel of Wells Fargo Asset Management and Assistant General Counsel of Wells Fargo Bank, N.A. since 2018. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.

Catherine Kennedy[5] (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 86 funds and Assistant Treasurer of 64 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

[3]	Pamela Wheelock was re-appointed to the Board effective January 1, 2020.

[4]	Michelle Rhee became Chief Legal Officer effective October 22, 2019.

[5]	Catherine Kennedy became Secretary effective October 22, 2019.

18  |  Wells Fargo International Growth Portfolio

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2020 Wells Fargo & Company. All rights reserved.

Semi-Annual Report

November 30, 2019

Wells Fargo

Large Company Value Portfolio

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INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾  MAY LOSE VALUE

Wells Fargo Large Company Value Portfolio  |  1

Fund information (unaudited)

Investment objective

The Portfolio seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Dennis Bein, CFA®‡

Ryan Brown, CFA®‡

Harindra de Silva, Ph.D., CFA®‡

Ten largest holdings (%) as of November 30, 2019[1]

JPMorgan Chase & Company	4.34

Bank of America Corporation	3.59

Pfizer Incorporated	3.32

Johnson & Johnson	3.14

Intel Corporation	2.95

Berkshire Hathaway Incorporated Class B	2.93

Verizon Communications Incorporated	2.70

Gilead Sciences Incorporated	2.62

ConocoPhillips	2.43

Altria Group Incorporated	2.40

Sector distribution as of November 30, 2019[2]

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

[1]

The ten largest holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by the total net assets of the Portfolio. Holdings are subject to change and may have changed since the date specified.

[2]	Amounts are calculated based on the total long-term investments of the Portfolio. These amounts are subject to change and may have changed since the date specified.

2  |  Wells Fargo Large Company Value Portfolio

Portfolio of investments—November 30, 2019 (unaudited)

	Shares	Value
Common Stocks: 99.82%

Communication Services: 7.95%

Diversified Telecommunication Services: 4.31%
AT&T Incorporated	107,603	$4,022,200
Verizon Communications Incorporated	112,319	6,766,097

		10,788,297

Interactive Media & Services: 0.80%
Facebook Incorporated Class A †	9,935	2,003,293

Media: 2.84%
Comcast Corporation Class A	121,795	5,377,249
Interpublic Group of Companies Incorporated	77,265	1,730,736

		7,107,985

Consumer Discretionary: 9.21%

Hotels, Restaurants & Leisure: 5.61%
Boyd Gaming Corporation	56,833	1,671,459
Extended Stay America Incorporated	85,214	1,257,759
Las Vegas Sands Corporation	22,652	1,421,413
MGM Resorts International	58,487	1,868,660
Royal Caribbean Cruises Limited	21,956	2,635,159
Starbucks Corporation	60,698	5,185,430

		14,039,880

Specialty Retail: 1.00%
Lowe’s Companies Incorporated	20,438	2,397,582
The Home Depot Incorporated	466	102,758

		2,500,340

Textiles, Apparel & Luxury Goods: 2.60%
lululemon athletica Incorporated †	20,084	4,532,758
PVH Corporation	20,503	1,987,971

		6,520,729

Consumer Staples: 9.58%

Beverages: 1.91%
PepsiCo Incorporated	35,179	4,778,364

Food & Staples Retailing: 1.99%
Costco Wholesale Corporation	16,585	4,972,349

Food Products: 2.82%
Mondelez International Incorporated Class A	104,183	5,473,775
Tyson Foods Incorporated Class A	17,663	1,587,727

		7,061,502

Household Products: 0.34%
The Procter & Gamble Company	7,049	860,401

Personal Products: 0.12%
The Estee Lauder Companies Incorporated Class A	1,562	305,324

The accompanying notes are an integral part of these financial statements.

Wells Fargo Large Company Value Portfolio  |  3

Portfolio of investments—November 30, 2019 (unaudited)

	Shares	Value
Tobacco: 2.40%
Altria Group Incorporated	120,841	$6,005,798

Energy: 5.79%

Oil, Gas & Consumable Fuels: 5.79%
ConocoPhillips	101,424	6,079,355
ONEOK Incorporated	46,201	3,282,581
PBF Energy Incorporated Class A	18,040	564,652
The Williams Companies Incorporated	58,393	1,326,689
Valero Energy Corporation	33,901	3,237,206

		14,490,483

Financials: 18.56%

Banks: 9.19%
Bank of America Corporation	269,429	8,977,374
Bank of N.T. Butterfield & Son Limited	25,538	882,338
Citigroup Incorporated	30,469	2,288,831
JPMorgan Chase & Company	82,502	10,870,464

		23,019,007

Capital Markets: 3.43%
Bank of New York Mellon Corporation	54,583	2,672,930
BlackRock Incorporated	11,927	5,902,792

		8,575,722

Consumer Finance: 1.09%
Ally Financial Incorporated	85,379	2,718,467

Diversified Financial Services: 2.93%
Berkshire Hathaway Incorporated Class B †	33,276	7,330,703

Insurance: 1.92%
Old Republic International Corporation	213,029	4,805,934

Health Care: 16.81%

Biotechnology: 4.81%
Amgen Incorporated	16,150	3,790,728
Arena Pharmaceuticals Incorporated †	35,591	1,686,302
Gilead Sciences Incorporated	97,660	6,566,658

		12,043,688

Health Care Equipment & Supplies: 2.32%
Baxter International Incorporated	5,366	439,851
Danaher Corporation	9,315	1,359,804
Novocure Limited †	9,898	912,398
Tandem Diabetes Care Incorporated †	7,060	487,352
West Pharmaceutical Services Incorporated	17,767	2,612,282

		5,811,687

Health Care Providers & Services: 2.06%
Laboratory Corporation of America Holdings †	14,902	2,567,466
Quest Diagnostics Incorporated	24,369	2,596,517

		5,163,983

The accompanying notes are an integral part of these financial statements.

4  |  Wells Fargo Large Company Value Portfolio

Portfolio of investments—November 30, 2019 (unaudited)

	Shares	Value
Life Sciences Tools & Services: 0.64%
IQVIA Holdings Incorporated †	11,001	$1,605,926

Pharmaceuticals: 6.98%
Johnson & Johnson	57,182	7,861,953
Perrigo Company plc	6,575	336,837
Pfizer Incorporated	215,618	8,305,605
Zoetis Incorporated	7,929	955,598

		17,459,993

Industrials: 9.31%

Aerospace & Defense: 2.31%
General Dynamics Corporation	27,888	5,068,365
Textron Incorporated	8,222	380,185
United Technologies Corporation	2,328	345,336

		5,793,886

Airlines: 3.16%
SkyWest Incorporated	53,281	3,337,522
Southwest Airlines Company	79,210	4,565,664

		7,903,186

Commercial Services & Supplies: 2.18%
Republic Services Incorporated	61,484	5,450,557

Construction & Engineering: 0.06%
Comfort Systems Incorporated	2,896	147,986

Machinery: 0.14%
PACCAR Incorporated	1	81
Watts Water Technologies Incorporated	3,548	344,014

		344,095

Professional Services: 0.25%
Insperity Incorporated	8,059	626,748
Manpower Incorporated	145	13,433

		640,181

Road & Rail: 1.17%
Union Pacific Corporation	16,605	2,922,314

Trading Companies & Distributors: 0.04%
Applied Industrial Technologies Incorporated	1,559	99,542

Information Technology: 8.23%

IT Services: 0.95%
DXC Technology Company	21,501	802,632
MasterCard Incorporated Class A	5,394	1,576,289

		2,378,921

Semiconductors & Semiconductor Equipment: 4.63%
Intel Corporation	127,103	7,378,329
Texas Instruments Incorporated	35,123	4,222,136

		11,600,465

The accompanying notes are an integral part of these financial statements.

Wells Fargo Large Company Value Portfolio  |  5

Portfolio of investments—November 30, 2019 (unaudited)

	Shares	Value
Software: 2.65%
Intuit Incorporated	19,553	$5,062,076
Manhattan Associates Incorporated †	7,908	660,397
Progress Software Corporation	21,568	906,072

		6,628,545

Technology Hardware, Storage & Peripherals: 0.00%
HP Incorporated	2	40

Materials: 4.36%

Chemicals: 1.99%
Eastman Chemical Company	63,514	4,977,592

Containers & Packaging: 0.41%
WestRock Company	25,311	1,020,793

Metals & Mining: 1.96%
Newmont Goldcorp Corporation	127,824	4,908,442

Real Estate: 5.83%

Equity REITs: 5.83%
CoreCivic Incorporated	184,177	2,790,282
Mack-Cali Realty Corporation	160,292	3,428,646
Outfront Media Incorporated	96,757	2,416,990
The Geo Group Incorporated	178,777	2,477,849
Weingarten Realty Investors	109,415	3,483,774

		14,597,541

Utilities: 4.19%

Electric Utilities: 3.93%
American Electric Power Company Incorporated	48,672	4,446,187
Duke Energy Corporation	15,111	1,332,337
Evergy Incorporated	1	63
NextEra Energy Incorporated	13,257	3,099,752
Pinnacle West Capital Corporation	11,045	965,223

		9,843,562

Multi-Utilities: 0.26%
MDU Resources Group Incorporated	22,351	649,073

Total Common Stocks (Cost $232,584,398)		249,876,576

Total investments in securities (Cost $232,584,398)	99.82%	249,876,576

Other assets and liabilities, net	0.18	438,216

Total net assets	100.00%	$250,314,792

†	Non-income-earning security

Abbreviations:

REIT	Real estate investment trust

The accompanying notes are an integral part of these financial statements.

6  |  Wells Fargo Large Company Value Portfolio

Portfolio of investments—November 30, 2019 (unaudited)

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses

Long

S&P 500 E-Mini Index	8	12-20-2019	$1,231,429	$1,257,480	$26,051	$0

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets

Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class *	4,806,420	24,049,469	28,855,889	0	$0	$0	$29,165	$0	0%

*	No longer held at the end of the period.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Large Company Value Portfolio  |  7

Statement of assets and liabilities—November 30, 2019 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $232,584,398)	$249,876,576
Cash segregated for futures contracts	300,000
Receivable for dividends	522,546
Prepaid expenses and other assets	3,208

Total assets	250,702,330

Liabilities
Payable for daily variation margin on open futures contracts	4,053
Overdraft due to custodian bank	292,330
Advisory fee payable	74,279
Accrued expenses and other liabilities	16,876

Total liabilities	387,538

Total net assets	$250,314,792

The accompanying notes are an integral part of these financial statements.

8  |  Wells Fargo Large Company Value Portfolio

Statement of operations—six months ended November 30, 2019 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $1,606)	$3,383,834
Income from affiliated securities	29,165

Total investment income	3,412,999

Expenses
Advisory fee	437,584
Custody and accounting fees	5,058
Professional fees	23,368
Shareholder report expenses	315
Trustees’ fees and expenses	11,337
Other fees and expenses	6,697

Net expenses	484,359

Net investment income	2,928,640

Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	6,842,587
Futures contracts	430,644

Net realized gains on investments	7,273,231

Net change in unrealized gains (losses) on
Unaffiliated securities	15,621,463
Futures contracts	323,394

Net change in unrealized gains (losses) on investments	15,944,857

Net realized and unrealized gains (losses) on investments	23,218,088

Net increase in net assets resulting from operations	$26,146,728

The accompanying notes are an integral part of these financial statements.

Wells Fargo Large Company Value Portfolio  |  9

Statement of changes in net assets

	Six months ended November 30, 2019 (unaudited)	Year ended May 31, 2019

Operations
Net investment income	$2,928,640	$5,990,384
Net realized gains (losses) on investments	7,273,231	(1,847,084)
Net change in unrealized gains (losses) on investments	15,944,857	(3,272,678)

Net increase in net assets resulting from operations	26,146,728	870,622

Capital transactions
Transactions in investors’ beneficial interests
Contributions	1,483,800	260,981,430
Withdrawals	(26,471,474)	(74,532,452)

Net increase (decrease) in net assets resulting from capital transactions	(24,987,674)	186,448,978

Total increase in net assets	1,159,054	187,319,600

Net assets
Beginning of period	249,155,738	61,836,138

End of period	$250,314,792	$249,155,738

The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo Large Company Value Portfolio

Financial highlights

	Six months ended November 30, 2019 (unaudited)	Year ended May 31
		2019	2018	2017	2016	2015
Total return[1]	10.87%	(0.94)%	9.80%	13.22%	(3.92)%	7.90%
Ratios to average net assets (annualized)
Gross expenses	0.39%	0.39%	0.49%	0.68%	0.76%	0.74%
Net expenses	0.39%	0.39%	0.42%	0.66%	0.74%	0.74%
Net investment income	2.34%	2.29%	1.56%	1.45%	1.54%	1.09%
Supplemental data
Portfolio turnover rate	126%	246%	244%	203%	50%	72%

[1]	Returns for periods of less than one year are not annualized

The accompanying notes are an integral part of these financial statements.

Wells Fargo Large Company Value Portfolio  |  11

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Large Company Value Portfolio (the “Portfolio”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Futures contracts

Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

12  |  Wells Fargo Large Company Value Portfolio

Notes to financial statements (unaudited)

Upon entering into a futures contracts, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Federal and other taxes

The Portfolio is treated as a separate entity for federal income tax purposes. The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All dividends, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether dividends and gains have been distributed by the Portfolio.

The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of November 30, 2019, the aggregate cost of all investments for federal income tax purposes was $233,219,663 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$22,622,068

Gross unrealized losses	(5,939,104)

Net unrealized gains	$16,682,964

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Wells Fargo Large Company Value Portfolio  |  13

Notes to financial statements (unaudited)

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Common stocks

Communication services	$19,899,575	$0	$0	$19,899,575

Consumer discretionary	23,060,949	0	0	23,060,949

Consumer staples	23,983,738	0	0	23,983,738

Energy	14,490,483	0	0	14,490,483

Financials	46,449,833	0	0	46,449,833

Health care	42,085,277	0	0	42,085,277

Industrials	23,301,747	0	0	23,301,747

Information technology	20,607,971	0	0	20,607,971

Materials	10,906,827	0	0	10,906,827

Real estate	14,597,541	0	0	14,597,541

Utilities	10,492,635	0	0	10,492,635

	249,876,576	0	0	249,876,576

Futures contracts	26,051	0	0	26,051

Total assets	$249,902,627	$0	$0	$249,902,627

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.

For the six months ended November 30, 2019, the Portfolio did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee at the following annual rate based on the Portfolio’s average daily net assets:

Average daily net assets	Advisory fee

First $1 billion	0.350%

Next $4 billion	0.325

Over $5 billion	0.300

For the six months ended November 30, 2019, the advisory fee was equivalent to an annual rate of 0.35% of the Portfolio’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Portfolio and is entitled to receive a fee from Funds Management at an annual rate starting at 0.25% and declining to 0.15% as the average daily net assets of the Portfolio increase.

14  |  Wells Fargo Large Company Value Portfolio

Notes to financial statements (unaudited)

Interfund transactions

The Portfolio may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended November 30, 2019 were $312,129,461 and $328,402,774, respectively.

6. DERIVATIVE TRANSACTIONS

During the six months ended November 30, 2019, the Portfolio entered into futures contracts to gain market exposure. The Portfolio had an average notional amount of $3,543,344 in long futures contracts during the six months ended November 30, 2019.

The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.

7. BANK BORROWINGS

The Trust, along with Wells Fargo Variable Trust and Wells Fargo Funds Trust (excluding the money market funds), are parties to a $280,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended November 30, 2019, there were no borrowings by the Portfolio under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has adopted the removal and modification of disclosures early, as permitted, and will adopt the additional new disclosures at the effective date.

Wells Fargo Large Company Value Portfolio  |  15

Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT, which is available by visiting the SEC website at sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

16  |  Wells Fargo Large Company Value Portfolio

Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 150 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of The Ruth Bancroft Garden (non-profit organization). She is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, from 2009 to 2018	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

Wells Fargo Large Company Value Portfolio  |  17

Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Pamela Wheelock[3] (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

18  |  Wells Fargo Large Company Value Portfolio

Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.

Michelle Rhee[4] (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC, Chief Legal Counsel of Wells Fargo Asset Management and Assistant General Counsel of Wells Fargo Bank, N.A. since 2018. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.

Catherine Kennedy[5] (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 64 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 86 funds and Assistant Treasurer of 64 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

[3]	Pamela Wheelock was re-appointed to the Board effective January 1, 2020.

[4]	Michelle Rhee became Chief Legal Officer effective October 22, 2019.

[5]	Catherine Kennedy became Secretary effective October 22, 2019.

Wells Fargo Large Company Value Portfolio  |  19

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2020 Wells Fargo & Company. All rights reserved.

Semi-Annual Report

November 30, 2019

Wells Fargo

Managed Fixed Income Portfolio

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INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾  MAY LOSE VALUE

Wells Fargo Managed Fixed Income Portfolio  |  1

Fund information (unaudited)

Investment objective

The Portfolio seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Galliard Capital Management, Inc.

Portfolio managers

Andrea Johnson, CFA®‡

Brandon Kanz, CFA®‡

Ten largest holdings (%) as of November 30, 2019[1]

FNMA, 4.50%, 1-1-2051	3.18

FNMA, 4.00%, 8-1-2051	2.71

SBA Series 2018-20G Class 1, 3.54%, 7-1-2038	1.98

SBA Series 2018-20E Class 1, 3.50%, 5-1-2038	1.83

U.S. Treasury Bond, 3.38%, 11-15-2048	1.39

FNMA, 3.97%, 6-1-2025	1.36

FNMA, 4.50%, 11-1-2048	1.24

FHLMC Series 2018-3 Class MA, 3.50%, 8-25-2057	1.18

FHLMC, 4.50%, 11-1-2048	1.16

U.S. Treasury Note, 1.50%, 8-31-2021	1.03

Portfolio allocation as of November 30, 2019[2]

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

[1]

The ten largest holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by the total net assets of the Portfolio. Holdings are subject to change and may have changed since the date specified.

[2]	Amounts are calculated based on the total long-term investments of the Portfolio. These amounts are subject to change and may have changed since the date specified.

2  |  Wells Fargo Managed Fixed Income Portfolio

Portfolio of investments—November 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency Securities: 30.37%
FHLMC	3.50%	8-1-2049	$1,282,922	$1,318,557
FHLMC	3.00	7-1-2046	559,566	575,633
FHLMC	3.00	7-1-2046	751,377	770,165
FHLMC	3.00	11-1-2049	2,700,000	2,754,652
FHLMC	3.50	4-1-2043	967,012	1,017,974
FHLMC	3.50	5-1-2044	455,025	480,852
FHLMC	3.50	6-1-2046	383,807	401,344
FHLMC	3.50	2-1-2047	2,494,521	2,619,364
FHLMC	3.50	4-1-2047	396,656	419,180
FHLMC	3.50	12-1-2047	1,612,723	1,704,307
FHLMC	3.50	3-1-2048	2,051,206	2,141,397
FHLMC	4.00	4-1-2044	577,674	627,568
FHLMC	4.00	8-1-2044	378,359	405,734
FHLMC	4.00	6-1-2048	2,395,867	2,541,347
FHLMC	4.50	8-1-2048	3,075,580	3,240,382
FHLMC	4.50	11-1-2048	3,449,958	3,692,528
FHLMC	4.50	11-1-2048	6,018,529	6,460,029
FHLMC Series 2018-3 Class MA	3.50	8-25-2057	6,334,980	6,581,214
FHLMC Series 2019-3 Class M55D	4.00	10-25-2058	1,121,027	1,182,053
FHLMC Structured Pass-Through Securities Series T-20 Class A6	6.55	9-25-2029	20,989	21,746
FHLMC Structured Pass-Through Securities Series T-58 Class 4A	7.50	9-25-2043	705,258	815,698
FNMA	3.00	4-1-2047	2,608,808	2,668,363
FNMA	2.50	8-1-2031	329,803	334,413
FNMA	2.69	5-1-2023	311,161	316,434
FNMA	2.73	1-1-2023	538,392	549,913
FNMA	2.73	9-1-2023	556,226	570,087
FNMA	3.00	12-1-2032	41,594	42,851
FNMA	3.00	7-1-2046	444,669	457,181
FNMA	3.01	6-1-2024	578,539	601,315
FNMA	3.05	11-1-2022	218,707	224,800
FNMA	3.07	9-1-2025	3,822,170	3,975,622
FNMA	3.07	2-1-2026	360,000	378,920
FNMA	3.08	1-1-2026	480,000	505,271
FNMA	3.35	1-1-2028	276,636	297,145
FNMA	3.35	11-1-2026	3,272,132	3,462,372
FNMA	3.42	12-1-2027	1,219,159	1,318,566
FNMA	3.50	10-1-2032	579,051	599,064
FNMA	3.50	11-1-2042	232,755	244,999
FNMA	3.50	11-1-2042	296,119	311,513
FNMA	3.50	2-1-2043	152,437	160,339
FNMA	3.50	11-1-2045	1,426,416	1,497,080
FNMA	3.50	4-1-2046	196,887	206,643
FNMA	3.50	7-1-2046	552,085	579,444
FNMA	3.50	11-1-2046	631,401	662,692
FNMA	3.50	8-1-2047	2,870,843	3,012,534
FNMA	3.50	8-1-2049	3,061,355	3,141,544
FNMA	3.62	1-1-2026	1,991,069	2,145,207
FNMA	3.62	1-1-2026	1,675,652	1,805,373
FNMA	3.97	6-1-2025	6,923,289	7,547,154
FNMA	4.00	11-1-2040	286,689	304,588
FNMA	4.00	4-1-2041	370,345	393,464
FNMA	4.00	8-1-2046	407,801	432,065
FNMA	4.00	3-1-2049	1,620,677	1,714,114
FNMA	4.00	8-1-2051	14,220,990	15,062,457
FNMA	4.00	7-1-2056	508,444	543,762
FNMA	4.50	8-1-2048	2,370,684	2,497,640

The accompanying notes are an integral part of these financial statements.

Wells Fargo Managed Fixed Income Portfolio  |  3

Portfolio of investments—November 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	4.50%	11-1-2048	$6,425,684	$6,872,637
FNMA	4.50	1-1-2051	16,539,277	17,691,476
FNMA	4.50	6-1-2056	410,954	444,770
FNMA	4.50	6-1-2056	631,623	683,597
FNMA	4.50	6-1-2056	448,112	484,987
FNMA	5.00	9-1-2033	119,166	131,526
FNMA	5.50	2-1-2036	67,058	69,204
FNMA Series 2002-90 Class A2	6.50	11-25-2042	303,273	345,004
FNMA Series 2002-T4 Class A2	7.00	12-25-2041	121,060	138,613
FNMA Series 2002-W4 Class A4	6.25	5-25-2042	1,115,822	1,266,529
FNMA Series 2003-W4 Class 3A ±±	5.68	10-25-2042	192,179	215,650
FNMA Series 2004-T2 Class 1A1	6.00	11-25-2043	415,495	469,785
FNMA Series 2004-T3 Class A1	6.00	2-25-2044	637,800	726,648
FNMA Series 2004-W01 Class 2A2	7.00	12-25-2033	104,035	119,315
FNMA Series 2004-W11 Class 1A3	7.00	5-25-2044	625,244	694,386
FNMA Series 2004-W8 Class 3A	7.50	6-25-2044	191,195	222,639
GNMA	6.50	10-15-2023	8,142	9,003
GNMA	6.50	11-15-2023	4,560	5,042
GNMA	6.50	11-15-2023	2,045	2,261
GNMA	6.50	12-15-2023	7,577	8,379
GNMA	6.50	1-15-2024	10,599	11,720
GNMA	7.00	8-15-2027	45,481	50,755
SBA Series 2006-20B Class 1	5.35	2-1-2026	186,485	198,169
SBA Series 2006-20H Class 1	5.70	8-1-2026	89,657	95,788
SBA Series 2007-20J Class 1	5.57	10-1-2027	239,478	253,408
SBA Series 2013-20A Class 1	2.13	1-1-2033	273,169	272,028
SBA Series 2013-20J Class 1	3.37	10-1-2033	304,292	317,247
SBA Series 2014-10A Class 1	3.19	3-10-2024	229,089	233,053
SBA Series 2014-10B Class 1	3.02	9-10-2024	487,209	496,715
SBA Series 2014-20A Class 1	3.46	1-1-2034	277,904	291,108
SBA Series 2015-10B Class 1	2.83	9-10-2025	378,006	387,434
SBA Series 2015-20C Class 1	2.72	3-1-2035	380,297	388,547
SBA Series 2015-20E Class 1	2.77	5-1-2035	543,612	558,514
SBA Series 2015-20F Class 1	2.98	6-1-2035	413,764	429,589
SBA Series 2017-10A Class 1	2.85	3-10-2027	497,309	507,033
SBA Series 2017-20F Class 1	2.81	6-1-2037	261,960	270,021
SBA Series 2018-10B Class 1	3.55	9-10-2028	5,071,120	5,326,158
SBA Series 2018-20E Class 1	3.50	5-1-2038	9,517,050	10,150,931
SBA Series 2018-20F Class 1	3.60	6-1-2038	1,700,309	1,818,718
SBA Series 2018-20G Class 1	3.54	7-1-2038	10,319,747	11,038,695
SBA Series 2018-20H Class 1	3.58	8-1-2038	3,757,174	4,015,772
SBA Series 2018-20K Class 1	3.87	11-1-2038	2,620,165	2,849,468

Total Agency Securities (Cost $161,952,733)				168,898,975

Asset-Backed Securities: 1.82%
ECMC Group Student Loan Trust Series 2016-1A Class A (1 Month LIBOR +0.80%) 144A±	2.51	9-25-2068	2,495,448	2,470,821
ECMC Group Student Loan Trust Series 2016-1A Class A (1 Month LIBOR +1.35%) 144A±	3.06	7-26-2066	323,744	325,432
Ford Credit Auto Owner Trust Series 2015-2 Class A 144A	2.44	1-15-2027	600,000	601,551
Ford Credit Auto Owner Trust Series 2018-2 Class A 144A	3.47	1-15-2030	3,200,000	3,333,744
MMAF Equipment Finance LLC Series 2017-AA Class A5 144A	2.68	7-16-2027	695,000	706,579
South Carolina Student Loan Corporation Series 2014-1 Class B (1 Month LIBOR +1.50%) ±	3.28	8-1-2035	500,000	489,923
Verizon Owner Trust Series 2018-A Class A1A	3.23	4-20-2023	2,140,000	2,177,208

Total Asset-Backed Securities (Cost $9,932,473)				10,105,258

The accompanying notes are an integral part of these financial statements.

4  |  Wells Fargo Managed Fixed Income Portfolio

Portfolio of investments—November 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Corporate Bonds and Notes: 36.49%

Communication Services: 1.36%

Diversified Telecommunication Services: 0.79%
AT&T Incorporated	3.60%	7-15-2025	$820,000	$863,475
AT&T Incorporated	4.75	5-15-2046	1,280,000	1,432,925
AT&T Incorporated	5.25	3-1-2037	60,000	71,466
Verizon Communications Incorporated	4.50	8-10-2033	40,000	46,786
Verizon Communications Incorporated	4.81	3-15-2039	1,500,000	1,826,760
Verizon Communications Incorporated	5.25	3-16-2037	110,000	138,945

				4,380,357

Media: 0.57%
CCO Holdings LLC 144A	5.75	2-15-2026	425,000	448,889
Charter Communications Operating LLC	4.91	7-23-2025	135,000	148,001
Comcast Corporation	3.55	5-1-2028	1,500,000	1,619,910
Lamar Media Corporation	5.75	2-1-2026	895,000	951,788

				3,168,588

Consumer Discretionary: 3.59%

Auto Components: 0.31%
Allison Transmission Incorporated 144A	5.00	10-1-2024	1,655,000	1,694,306

Automobiles: 0.13%
General Motors Company	4.88	10-2-2023	400,000	431,212
Volkswagen Group of America Incorporated 144A	2.85	9-26-2024	300,000	303,983

				735,195

Diversified Consumer Services: 2.39%
Duke University	3.20	10-1-2038	1,175,000	1,215,473
Massachusetts Institute of Technology	3.96	7-1-2038	2,200,000	2,536,384
Massachusetts Institute of Technology	4.68	7-1-2114	120,000	161,944
Massachusetts Institute of Technology	7.25	11-2-2096	500,000	926,138
Northwestern University	3.66	12-1-2057	105,000	121,027
Northwestern University	3.69	12-1-2038	1,915,000	2,103,064
President and Fellows of Harvard College	3.62	10-1-2037	275,000	302,493
President and Fellows of Harvard College	4.88	10-15-2040	33,000	43,248
President and Fellows of Harvard College	5.63	10-1-2038	525,000	723,865
Princeton University	5.70	3-1-2039	1,740,000	2,468,857
Service Corporation International	5.38	5-15-2024	750,000	772,500
Service Corporation International	7.50	4-1-2027	535,000	652,700
University of Southern California	3.03	10-1-2039	1,250,000	1,287,604

				13,315,297

Hotels, Restaurants & Leisure: 0.27%
Cedar Fair LP	5.38	6-1-2024	1,480,000	1,517,000

Textiles, Apparel & Luxury Goods: 0.49%
HanesBrands Incorporated 144A	4.63	5-15-2024	200,000	210,500
HanesBrands Incorporated 144A	4.88	5-15-2026	1,250,000	1,329,738
The William Carter Company 144A	5.63	3-15-2027	155,000	167,013
Wolverine World Wide Incorporated 144A	5.00	9-1-2026	1,000,000	1,022,500

				2,729,751

The accompanying notes are an integral part of these financial statements.

Wells Fargo Managed Fixed Income Portfolio  |  5

Portfolio of investments—November 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value

Consumer Staples: 0.67%

Beverages: 0.19%
Anheuser-Busch InBev Worldwide Incorporated	4.70%	2-1-2036	$870,000	$1,011,273
Brown Forman Corporation	3.50	4-15-2025	50,000	52,961

				1,064,234

Food Products: 0.48%
General Mills Incorporated	4.20	4-17-2028	770,000	858,652
Ingredion Incorporated	3.20	10-1-2026	150,000	152,199
Kraft Heinz Foods Company	3.00	6-1-2026	1,500,000	1,494,352
Kraft Heinz Foods Company	4.63	1-30-2029	120,000	131,421

				2,636,624

Energy: 4.80%

Energy Equipment & Services: 0.56%
Baker Hughes LLC	3.34	12-15-2027	1,500,000	1,553,025
Halliburton Company	3.80	11-15-2025	1,500,000	1,579,723

				3,132,748

Oil, Gas & Consumable Fuels: 4.24%
Antero Resources Corporation	5.00	3-1-2025	1,750,000	1,133,125
Apache Corporation «	4.38	10-15-2028	1,000,000	1,010,982
Cimarex Energy Company	3.90	5-15-2027	500,000	509,607
Continental Resources Incorporated	3.80	6-1-2024	1,000,000	1,024,817
Enable Midstream Partners	4.95	5-15-2028	790,000	789,851
Energen Corporation	4.63	9-1-2021	375,000	383,670
EnLink Midstream Partners LP	4.85	7-15-2026	1,325,000	1,171,366
Enterprise Products Operating LLC	3.75	2-15-2025	1,500,000	1,593,613
Enterprise Products Operating LLC	4.15	10-16-2028	260,000	284,211
EQT Corporation «	3.90	10-1-2027	1,350,000	1,176,477
Florida Gas Transmission Company 144A	4.35	7-15-2025	1,521,000	1,640,059
Gulfstream Natural Gas System LLC 144A	6.19	11-1-2025	210,000	242,959
Hess Corporation	4.30	4-1-2027	800,000	841,046
Magellan Midstream Partners LP	5.00	3-1-2026	170,000	191,652
Marathon Oil Corporation	3.85	6-1-2025	1,030,000	1,078,563
Marathon Petroleum Corporation	5.13	12-15-2026	1,500,000	1,700,539
MPLX LP	4.13	3-1-2027	1,500,000	1,556,224
Newfield Exploration Company	5.38	1-1-2026	959,000	1,028,593
Newfield Exploration Company	5.63	7-1-2024	249,000	271,514
Occidental Petroleum Corporation	3.20	8-15-2026	1,070,000	1,076,191
Public Service Electric and Gas Company	3.65	9-1-2028	160,000	174,987
Range Resources Corporation «	5.00	3-15-2023	1,800,000	1,563,750
Southwestern Energy Company	6.20	1-23-2025	1,100,000	957,022
Transcontinental Gas Pipe Line Company LLC	7.85	2-1-2026	1,200,000	1,521,776
Whiting Petroleum Corporation «	6.63	1-15-2026	1,175,000	669,750

				23,592,344

Financials: 6.51%

Banks: 2.76%
Bank of America Corporation (3 Month LIBOR +1.51%) ±	3.71	4-24-2028	1,440,000	1,535,800
Bank of America Corporation	3.88	8-1-2025	1,470,000	1,579,917
BB&T Corporation	3.70	6-5-2025	810,000	867,175
Citigroup Incorporated	3.30	4-27-2025	1,000,000	1,042,939
Citigroup Incorporated	3.40	5-1-2026	1,000,000	1,049,861

The accompanying notes are an integral part of these financial statements.

6  |  Wells Fargo Managed Fixed Income Portfolio

Portfolio of investments—November 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value

Banks (continued)
Citigroup Incorporated (3 Month LIBOR +1.02%) ±	4.04%	6-1-2024	$1,500,000	$1,583,885
Citigroup Incorporated	4.40	6-10-2025	65,000	70,194
Fifth Third Bank	3.95	7-28-2025	710,000	772,062
Fifth Third Bank	2.38	1-28-2025	310,000	310,491
Huntington Bancshares	2.63	8-6-2024	630,000	638,001
JPMorgan Chase & Company	3.20	6-15-2026	1,500,000	1,565,221
JPMorgan Chase & Company (3 Month LIBOR +1.34%) ±	3.78	2-1-2028	1,100,000	1,182,399
JPMorgan Chase & Company (3 Month LIBOR +1.26%) ±	4.20	7-23-2029	600,000	665,146
JPMorgan Chase & Company (3 Month LIBOR +1.33%) ±	4.45	12-5-2029	470,000	534,148
National Capital Commerce Incorporated (3 Month LIBOR +0.98%) ±	3.08	4-1-2027	400,000	380,000
PNC Bank	4.05	7-26-2028	1,000,000	1,106,537
PNC Financial Services Group Incorporated	2.60	7-23-2026	360,000	364,297
SunTrust Banks Incorporated	4.00	5-1-2025	80,000	86,478

				15,334,551

Capital Markets: 1.62%
Goldman Sachs Capital II (3 Month LIBOR +0.77%) ±	4.00	12-29-2049	6,000	5,275
Goldman Sachs Group Incorporated	3.50	1-23-2025	1,100,000	1,149,279
Goldman Sachs Group Incorporated	3.75	2-25-2026	1,500,000	1,591,677
Goldman Sachs Group Incorporated	3.85	1-26-2027	1,000,000	1,064,051
Goldman Sachs Group Incorporated	4.25	10-21-2025	120,000	129,566
Morgan Stanley	3.70	10-23-2024	1,000,000	1,058,930
Morgan Stanley	3.88	1-27-2026	1,000,000	1,077,557
Morgan Stanley	3.95	4-23-2027	1,000,000	1,070,634
MSCI Incorporated 144A	5.75	8-15-2025	1,135,000	1,191,750
State Street Corporation (3 Month LIBOR +0.64%) ±	2.35	11-1-2025	660,000	661,778

				9,000,497

Consumer Finance: 1.50%
American Express Company	4.20	11-6-2025	320,000	351,511
BMW US Capital LLC Company 144A	2.80	4-11-2026	1,180,000	1,195,749
BMW US Capital LLC Company 144A	3.15	4-18-2024	965,000	997,615
Capital One Financial Corporation	3.20	1-30-2023	160,000	164,430
Capital One Financial Corporation	3.30	10-30-2024	1,500,000	1,553,282
Caterpillar Financial Services Corporation	2.15	11-8-2024	550,000	550,074
Daimler Finance North America LLC 144A	2.70	6-14-2024	740,000	746,755
Daimler Finance North America LLC 144A	3.35	2-22-2023	1,490,000	1,534,949
Ford Motor Credit Company LLC	5.58	3-18-2024	1,130,000	1,208,799

				8,303,164

Diversified Financial Services: 0.15%
EMD Finance LLC 144A	3.25	3-19-2025	830,000	854,640

Insurance: 0.43%
Marsh & McLennan Companies Incorporated	4.38	3-15-2029	730,000	826,841
Minnesota Life Insurance Company 144A	8.25	9-15-2025	650,000	812,114
NLV Financial Corporation 144A	7.50	8-15-2033	565,000	769,466

				2,408,421

Mortgage Real Estate Investment Trusts (REITs): 0.05%
Healthcare Trust of America Incorporated	3.50	8-1-2026	255,000	265,807

The accompanying notes are an integral part of these financial statements.

Wells Fargo Managed Fixed Income Portfolio  |  7

Portfolio of investments—November 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health Care: 3.63%

Biotechnology: 0.27%
AbbVie Incorporated 144A	2.60%	11-21-2024	$380,000	$381,719
AbbVie Incorporated 144A	3.20	11-21-2029	1,100,000	1,116,782

				1,498,501

Health Care Equipment & Supplies: 0.24%
Hill-Rom Holdings Incorporated 144A	5.00	2-15-2025	1,065,000	1,110,263
Teleflex Incorporated	4.88	6-1-2026	250,000	261,250

				1,371,513

Health Care Providers & Services: 2.38%
Advocate Health Corporation	4.27	8-15-2048	500,000	585,348
Ascension Health	3.95	11-15-2046	1,000,000	1,141,403
Cigna Corporation	3.75	7-15-2023	610,000	637,540
Cleveland Clinic Foundation	4.86	1-1-2114	894,000	1,138,697
CVS Health Corporation	3.00	8-15-2026	270,000	276,366
CVS Health Corporation	3.50	7-20-2022	120,000	123,872
CVS Health Corporation	4.30	3-25-2028	1,300,000	1,417,707
CVS Health Corporation	5.05	3-25-2048	130,000	153,723
Duke University Health System Incorporated	3.92	6-1-2047	165,000	188,848
Kaiser Foundation Hospitals	3.27	11-1-2049	615,000	620,448
Mayo Clinic	4.13	11-15-2052	810,000	959,570
MEDNAX Incorporated 144A	5.25	12-1-2023	1,380,000	1,411,050
Memorial Sloan Kettering Cancer Center	4.20	7-1-2055	788,000	942,965
Southern Baptist Hospital	4.86	7-15-2045	445,000	542,598
Stanford Health Care	3.80	11-15-2048	275,000	308,534
Texas Health Resources	4.33	11-15-2055	1,115,000	1,348,446
The New York-Presbyterian Hospital	3.56	8-1-2036	750,000	784,430
The New York-Presbyterian Hospital	4.06	8-1-2056	570,000	650,860

				13,232,405

Health Care Technology: 0.20%
Quintiles IMS Holdings Incorporated 144A	5.00	10-15-2026	1,065,000	1,118,250

Life Sciences Tools & Services: 0.11%
Agilent Technologies Incorporated	2.75	9-15-2029	600,000	599,720

Pharmaceuticals: 0.43%
Bayer US Finance LLC 144A	3.38	10-8-2024	240,000	245,620
Bayer US Finance LLC 144A	4.38	12-15-2028	1,170,000	1,279,159
Bristol-Myers Squibb Company 144A	3.20	6-15-2026	820,000	861,637

				2,386,416

Industrials: 4.11%

Aerospace & Defense: 0.94%
BAE Systems Holdings Incorporated 144A	3.80	10-7-2024	1,345,000	1,423,196
Hexcel Corporation	3.95	2-15-2027	1,302,000	1,362,002
Northrop Grumman Corporation	3.25	1-15-2028	1,500,000	1,564,354
The Boeing Company	2.70	2-1-2027	840,000	854,199

				5,203,751

The accompanying notes are an integral part of these financial statements.

8  |  Wells Fargo Managed Fixed Income Portfolio

Portfolio of investments—November 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Air Freight & Logistics: 0.41%
Fedex Corporation	3.10%	8-5-2029	$330,000	$327,743
Fedex Corporation	3.90	2-1-2035	280,000	285,807
United Parcel Service Incorporated	2.50	9-1-2029	1,640,000	1,643,081

				2,256,631

Building Products: 0.08%
Fortune Brands Home & Security Incorporated	4.00	9-21-2023	240,000	253,296
Masco Corporation	6.50	8-15-2032	150,000	186,066

				439,362

Commercial Services & Supplies: 0.27%
ACCO Brands Corporation 144A	5.25	12-15-2024	600,000	622,500
Clean Harbors Incorporated 144A	4.88	7-15-2027	425,000	445,315
Stericycle Incorporated 144A	5.38	7-15-2024	420,000	438,900

				1,506,715

Construction & Engineering: 0.02%
Valmont Industries Incorporated	5.00	10-1-2044	110,000	113,794

Industrial Conglomerates: 0.34%
General Electric Capital Corporation	4.65	10-17-2021	130,000	135,781
Roper Technologies Incorporated	2.95	9-15-2029	820,000	828,453
Roper Technologies Incorporated	3.65	9-15-2023	910,000	956,285

				1,920,519

Machinery: 1.08%
Actuant Corporation	5.63	6-15-2022	1,660,000	1,676,600
Briggs & Stratton Corporation «	6.88	12-15-2020	850,000	790,500
Fortive Corporation	2.35	6-15-2021	215,000	215,265
Mueller Water Products Incorporated 144A	5.50	6-15-2026	950,000	997,500
Oshkosh Corporation	4.60	5-15-2028	200,000	215,500
Oshkosh Corporation	5.38	3-1-2025	350,000	360,938
Parker Hannifin Corporation	3.30	11-21-2024	1,400,000	1,454,416
Vessel Management Services Incorporated	3.43	8-15-2036	289,000	305,390

				6,016,109

Professional Services: 0.39%
Equifax Incorporated	3.95	6-15-2023	1,700,000	1,784,509
Relx Capital Incorporated	3.50	3-16-2023	110,000	113,964
Relx Capital Incorporated	4.00	3-18-2029	240,000	263,754

				2,162,227

Road & Rail: 0.28%
Norfolk Southern Corporation	5.10	12-31-2049	760,000	911,753
Ryder System Incorporated	3.65	3-18-2024	620,000	648,813

				1,560,566

Transportation Infrastructure: 0.30%
Crowley Conro LLC	4.18	8-15-2043	1,468,800	1,664,416

The accompanying notes are an integral part of these financial statements.

Wells Fargo Managed Fixed Income Portfolio  |  9

Portfolio of investments—November 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Information Technology: 2.03%

Electronic Equipment, Instruments & Components: 0.45%
Amphenol Corporation	3.20%	4-1-2024	$1,531,000	$1,586,184
Jabil Incorporated	3.95	1-12-2028	900,000	929,080

				2,515,264

IT Services: 0.48%
Fiserv Incorporated	4.20	10-1-2028	1,470,000	1,623,469
Verisign Incorporated	4.75	7-15-2027	1,000,000	1,063,000

				2,686,469

Semiconductors & Semiconductor Equipment: 0.71%
KLA Tencor Corporation	4.10	3-15-2029	150,000	164,501
Lam Research Corporation	4.00	3-15-2029	540,000	595,892
Maxim Integrated Products Incorporated	3.45	6-15-2027	1,550,000	1,596,641
Microchip Technology Incorporated	4.33	6-1-2023	1,500,000	1,581,170

				3,938,204

Software: 0.31%
CDK Global Incorporated	5.88	6-15-2026	185,000	197,719
Fair Isaac Corporation 144A	5.25	5-15-2026	1,330,000	1,449,700
Oracle Corporation	3.40	7-8-2024	70,000	73,930

				1,721,349

Technology Hardware, Storage & Peripherals: 0.08%
Hewlett Packard Enterprise Company	4.90	10-15-2025	375,000	415,863

Materials: 3.66%

Chemicals: 2.24%
Albemarle Corporation	4.15	12-1-2024	1,390,000	1,486,782
Axalta Coating Systems Limited 144A	4.88	8-15-2024	550,000	569,938
DowDuPont Incorporated	4.73	11-15-2028	930,000	1,053,580
DowDuPont Incorporated	4.49	11-15-2025	430,000	472,906
FMC Corporation	3.20	10-1-2026	1,120,000	1,147,323
Ingevity Corporation 144A	4.50	2-1-2026	2,015,000	2,030,113
Mosaic Company	4.05	11-15-2027	1,090,000	1,136,136
PPG Industries Incorporated	2.40	8-15-2024	580,000	583,097
Scotts Miracle-Gro Company	5.25	12-15-2026	1,410,000	1,497,420
The Sherwin-Williams Company	3.30	2-1-2025	100,000	101,736
Valvoline Incorporated	5.50	7-15-2024	1,750,000	1,821,873
W.R. Grace & Company 144A	5.63	10-1-2024	500,000	543,750

				12,444,654

Construction Materials: 0.04%
CRH America Finance Incorporated 144A	3.40	5-9-2027	200,000	207,462

Containers & Packaging: 1.29%
Ball Corporation	4.88	3-15-2026	375,000	410,164
Ball Corporation	5.25	7-1-2025	225,000	251,413
Graphic Packaging International Company	4.13	8-15-2024	600,000	622,500
International Paper Company	3.00	2-15-2027	640,000	653,668
Packaging Corporation of America	4.50	11-1-2023	1,500,000	1,615,936
Sealed Air Corporation 144A	5.50	9-15-2025	200,000	218,500
Sealed Air Corporation 144A	6.88	7-15-2033	100,000	116,750

The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo Managed Fixed Income Portfolio

Portfolio of investments—November 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Containers & Packaging (continued)
Silgan Holdings Incorporated	4.75%	3-15-2025	$1,000,000	$1,022,500
Westrock Company	3.00	9-15-2024	1,680,000	1,708,518
WRKCo Incorporated	3.90	6-1-2028	560,000	595,623

				7,215,572

Metals & Mining: 0.09%
Freeport-McMoRan Copper & Gold Incorporated	4.55	11-14-2024	475,000	499,206

Real Estate: 2.97%

Equity REITs: 2.97%
Alexandria Real Estate Equities Incorporated	3.95	1-15-2027	240,000	257,255
Alexandria Real Estate Equities Incorporated	4.30	1-15-2026	1,500,000	1,640,591
Boston Properties LP	2.75	10-1-2026	1,500,000	1,514,678
Boston Properties LP	3.20	1-15-2025	250,000	258,337
Digital Realty Trust LP	4.45	7-15-2028	510,000	565,972
Duke Realty LP	3.25	6-30-2026	1,500,000	1,558,390
Duke Realty LP	4.00	9-15-2028	230,000	251,863
HCP Incorporated	3.50	7-15-2029	560,000	586,038
Host Hotels & Resorts Incorporated	3.88	4-1-2024	265,000	279,098
Kimco Realty Corporation	3.30	2-1-2025	1,500,000	1,552,416
Liberty Property LP	3.75	4-1-2025	1,600,000	1,710,708
Mid-America Apartments LP	3.60	6-1-2027	845,000	899,870
Mid-America Apartments LP	4.20	6-15-2028	160,000	178,082
National Retail Properties Incorporated	4.30	10-15-2028	370,000	411,094
UDR Incorporated	3.75	7-1-2024	915,000	967,582
Ventas Realty LP	3.50	2-1-2025	150,000	156,170
Ventas Realty LP	3.85	4-1-2027	1,500,000	1,587,745
Vornado Realty Trust	3.50	1-15-2025	1,500,000	1,563,619
Welltower Incorporated	3.63	3-15-2024	580,000	609,559

				16,549,067

Utilities: 3.16%

Electric Utilities: 2.72%
Alliant Energy Finance LLC 144A	3.75	6-15-2023	1,510,000	1,574,943
Connecticut Light and Power Company	3.20	3-15-2027	1,160,000	1,230,514
Duke Energy Carolinas LLC	6.05	4-15-2038	830,000	1,157,931
Entergy Arkansas Incorporated	3.05	6-1-2023	1,196,000	1,223,190
Florida Power & Light Company	4.95	6-1-2035	1,000,000	1,251,373
Interstate Power & Light Company	4.10	9-26-2028	1,070,000	1,171,894
ITC Holdings Corporation	3.65	6-15-2024	120,000	125,801
MidAmerican Energy Holdings Company	5.80	10-15-2036	900,000	1,197,639
Monongahela Power Company 144A	4.10	4-15-2024	1,660,000	1,778,026
Northern States Power Company of Minnesota	5.35	11-1-2039	1,580,000	2,097,577
PacifiCorp	3.35	7-1-2025	130,000	135,285
Public Service Electric & Gas Company	5.70	12-1-2036	590,000	776,586
Rochester Gas & Electric Corporation 144A	3.10	6-1-2027	940,000	974,755
Southern California Edison Company	6.00	1-15-2034	188,000	231,270
Trans-Allegheny Interstate Line Company 144A	3.85	6-1-2025	200,000	213,607

				15,140,391

Gas Utilities: 0.30%
AmeriGas Partners LP	5.50	5-20-2025	450,000	481,599
AmeriGas Partners LP	5.88	8-20-2026	500,000	548,750
Boardwalk Pipelines Company	5.95	6-1-2026	550,000	617,328

				1,647,677

The accompanying notes are an integral part of these financial statements.

Wells Fargo Managed Fixed Income Portfolio  |  11

Portfolio of investments—November 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Multi-Utilities: 0.14%
Black Hills Corporation	4.35%	5-1-2033	$710,000	$790,407

Total Corporate Bonds and Notes (Cost $190,551,049)				202,956,004

Municipal Obligations: 9.14%

California: 0.97%

GO Revenue: 0.89%
Alameda County CA Series A	3.70	8-1-2031	275,000	299,008
Coast Community College District California %%	2.89	8-1-2035	1,165,000	1,175,182
San Diego CA Community College District Series B	2.88	8-1-2033	1,935,000	1,956,227
San Jose CA Disaster Preparedness Taxable Bonds Series B	2.60	9-1-2027	1,460,000	1,492,310

				4,922,727

Tax Revenue: 0.08%
San Jose CA RDA Senior Taxable Refunding Bonds Series A-T	3.38	8-1-2034	455,000	470,638

				5,393,365

Delaware: 0.26%

Miscellaneous Revenue: 0.26%
Delaware Bonds Series 2010C	4.45	7-1-2028	1,250,000	1,433,013

Florida: 0.14%

Airport Revenue: 0.14%
Broward County FL Airport System Series C	2.38	10-1-2026	775,000	769,459

Georgia: 0.11%

GO Revenue: 0.11%
Cherokee County GA School System Build America Bonds	5.87	8-1-2028	500,000	592,920

Hawaii: 0.22%

GO Revenue: 0.22%
Honolulu HI Series F	3.75	9-1-2030	1,110,000	1,220,012

Idaho: 0.03%

Miscellaneous Revenue: 0.03%
Idaho Building Authority State Office Campus Project Series B	3.28	9-1-2028	170,000	179,879

Illinois: 0.03%

GO Revenue: 0.03%
Lake County IL Community Consolidated School District Series A	3.40	11-1-2027	150,000	160,974

Indiana: 0.33%

Health Revenue: 0.23%
Indiana Finance Authority Community Foundation	3.63	3-1-2039	1,235,000	1,271,223

Miscellaneous Revenue: 0.10%
Indiana Finance Authority Taxable Facilities Series A	2.37	7-1-2024	225,000	226,634
Indianapolis IN Local Public Improvement Bonds Series A-2	6.00	1-15-2040	235,000	324,537

				551,171

				1,822,394

The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo Managed Fixed Income Portfolio

Portfolio of investments—November 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Massachusetts: 0.18%

GO Revenue: 0.18%
Boston MA Series C Qualified School Construction Bonds	4.40%	4-1-2026	$390,000	$402,792
Massachusetts Taxable Consolidated Loan Series H	2.90	9-1-2049	650,000	628,134

				1,030,926

Mississippi: 0.07%

Education Revenue: 0.07%
Mississippi Higher Education Assistance Corporation Series 2014-1 Class A1 (1 Month LIBOR +0.68%) ±	2.39	10-25-2035	369,474	367,244

Missouri: 0.53%

Education Revenue: 0.53%
Missouri HEFA Washington University Series A	3.65	8-15-2057	1,000,000	1,089,490
Missouri Higher Education Loan Authority Notes Class A-1 (1 Month LIBOR +0.83%) ±	2.54	1-26-2026	1,714,285	1,703,588
Missouri Higher Education Loan Authority Notes Class A-1 (3 Month LIBOR +0.85%) ±	2.98	8-27-2029	176,331	176,444

				2,969,522

New Jersey: 0.15%

Miscellaneous Revenue: 0.15%
Hudson County NJ Improvement Authority Hudson County Lease Project (AGM Insured)	7.40	12-1-2025	760,000	857,804

New York: 0.51%

GO Revenue: 0.27%
New York Refunding Bond Series B	2.65	2-15-2030	1,505,000	1,520,848

Miscellaneous Revenue: 0.06%
New York State Taxable Bonds Series 2010C	5.62	3-1-2040	250,000	348,225

Tax Revenue: 0.18%
New York City NY Transitional Finance Authority	2.21	5-1-2027	1,000,000	983,280

				2,852,353

North Carolina: 0.39%

Education Revenue: 0.39%
North Carolina Education Assistance Authority Student Loan (3 Month LIBOR +0.90%) ±	2.84	7-25-2041	1,693,587	1,680,276
North Carolina Education Assistance Authority Student Loan Series A-3 (3 Month LIBOR +0.90%) ±	2.84	10-25-2041	508,247	504,552

				2,184,828

Ohio: 0.37%

Education Revenue: 0.24%
Ohio State University Build America Bonds	4.91	6-1-2040	1,000,000	1,308,770

Health Revenue: 0.13%
Ohio Hospital Facility Refunding Bond Cleveland Clinic	3.28	1-1-2042	725,000	737,296

				2,046,066

Oregon: 0.66%

Education Revenue: 0.36%
Oregon State Taxable Higher Education Series A	5.90	8-1-2038	1,500,000	2,033,640

The accompanying notes are an integral part of these financial statements.

Wells Fargo Managed Fixed Income Portfolio  |  13

Portfolio of investments—November 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value

GO Revenue: 0.12%
Oregon Board of Higher Education Build America Bonds Series C	5.38%	8-1-2039	$500,000	$665,385

Miscellaneous Revenue: 0.18%
Port of Morrow OR Transmission Facilities Revenue Taxable Bonds Bonneville Cooperation Project #6	2.18	9-1-2024	1,000,000	998,350

				3,697,375

Pennsylvania: 0.80%

Education Revenue: 0.60%
Pennsylvania HEFAR Refunding Taxable Bonds Series B	2.94	8-15-2039	1,000,000	1,005,690
Pennsylvania Higher Education Authority Class A (1 Month LIBOR +1.15%) 144A±	2.86	9-25-2065	1,124,284	1,125,993
University Pittsburgh Pennsylvania Series A	3.65	9-15-2036	1,100,000	1,197,680

				3,329,363

GO Revenue: 0.20%
Northampton County PA Series C	2.54	10-1-2028	1,100,000	1,099,032

				4,428,395

Rhode Island: 0.50%

Education Revenue: 0.50%
Rhode Island Student Loan Authority Class A-1 (1 Month LIBOR +0.90%) ±	2.68	7-1-2031	2,769,720	2,773,542

Texas: 1.14%

Education Revenue: 0.21%
University of Texas Build America Bonds Series A	5.26	7-1-2039	550,000	736,153
University of Texas Build America Bonds Series C	4.79	8-15-2046	120,000	152,530
University of Texas Build America Bonds Series D	5.13	8-15-2042	215,000	279,997

				1,168,680

GO Revenue: 0.28%
Hidalgo County TX Refunding Bonds Series 2018C	4.04	8-15-2030	1,270,000	1,420,914
Houston TX Pension Obligation Bonds Series 2017	3.73	3-1-2030	110,000	120,832

				1,541,746

Miscellaneous Revenue: 0.47%
Texas Transportation Commission Highway Improvement Series A	4.63	4-1-2033	2,215,000	2,606,014

Tax Revenue: 0.05%
Texas Transportation Commission Series B	5.18	4-1-2030	250,000	301,930

Water & Sewer Revenue: 0.13%
Houston TX Combined Utility System Series E	3.97	11-15-2031	655,000	725,524

				6,343,894

Utah: 0.53%

Education Revenue: 0.53%
State Board of Regents of Utah Series 1-A (1 Month LIBOR +0.75%) ±	2.46	9-25-2056	2,969,769	2,950,257

Vermont: 0.01%

Housing Revenue: 0.01%
Vermont Housing Finance Agency	3.80	11-1-2037	30,000	33,077

The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo Managed Fixed Income Portfolio

Portfolio of investments—November 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value

Virginia: 0.15%

Education Revenue: 0.12%
University of Virginia Build America Bonds	6.20%	9-1-2039	$315,000	$472,689
University of Virginia Revenue Bond Series C	4.18	9-1-2117	155,000	192,030

				664,719

Housing Revenue: 0.03%
Virginia Housing Development Authority	3.10	6-25-2041	145,695	146,918

				811,637

Washington: 0.67%

GO Revenue: 0.63%
King County WA Build America Bonds Series B	6.05	12-1-2030	350,000	442,834
King County WA Economic Development Taxable Bond Series C	5.03	12-1-2023	230,000	254,760
King County WA School District #210 (AGM Insured)	4.90	12-1-2022	400,000	401,012
Washington Build America Bonds Series D	5.48	8-1-2039	1,000,000	1,325,460
Washington Series T	3.45	8-1-2029	1,000,000	1,084,300

				3,508,366

Tax Revenue: 0.04%
Washington Build America Bonds	5.09	8-1-2033	175,000	213,766

				3,722,132

West Virginia: 0.09%

Tax Revenue: 0.09%
Ohio County WV Special District Excise Tax Series A	8.25	3-1-2035	425,000	490,786

Wisconsin: 0.30%

GO Revenue: 0.30%
Wisconsin State Refunding Bond Series 1	2.50	5-1-2032	1,705,000	1,701,402

Total Municipal Obligations (Cost $48,691,751)				50,833,256

Non-Agency Mortgage-Backed Securities: 9.09%
Commercial Mortgage Pass-Through Certificate Series 2010-C1 Class A3 144A	4.21	7-10-2046	565,313	568,156
Commercial Mortgage Pass-Through Certificate Series 2012-CR2 Class A4	3.15	8-15-2045	550,000	561,193
Commercial Mortgage Pass-Through Certificate Series 2012-CR3 Class A3	2.82	10-15-2045	606,286	613,634
Commercial Mortgage Pass-Through Certificate Series 2012-UBS5 Class A3	3.55	9-10-2047	604,685	622,211
Commercial Mortgage Pass-Through Certificate Series 2013-CR12 Class ASB	3.62	10-10-2046	443,085	455,042
Commercial Mortgage Pass-Through Certificate Series 2013-CR13 Class A4 ±±	4.19	11-10-2046	600,000	643,708
Commercial Mortgage Pass-Through Certificate Series 2013-CR7 Class A4	3.21	3-10-2046	467,350	480,605
Commercial Mortgage Pass-Through Certificate Series 2014-CR17 Class A5	3.98	5-10-2047	4,295,000	4,584,266
Commercial Mortgage Pass-Through Certificate Series 2014-CR21 Class A3	3.53	12-10-2047	2,714,193	2,851,283
Commercial Mortgage Pass-Through Certificate Series 2014-UBS5 Class A4	3.84	9-10-2047	620,000	658,102
GS Mortgage Securities Trust Series 2011-GC3 Class A4 144A	4.75	3-10-2044	407,759	414,929
GS Mortgage Securities Trust Series 2011-GC5 Class A4	3.71	8-10-2044	545,000	554,073
GS Mortgage Securities Trust Series 2012-GCJ7 Class A4	3.38	5-10-2045	447,780	454,616
GS Mortgage Securities Trust Series 2013-GC14 Class A5	4.24	8-10-2046	615,000	656,741
GS Mortgage Securities Trust Series 2013-GC16 Class A4	4.27	11-10-2046	350,000	375,135
GS Mortgage Securities Trust Series 2014-GC20 Class A5	4.00	4-10-2047	4,308,000	4,597,439
GS Mortgage Securities Trust Series 2014-GC26 Class A5	3.63	11-10-2047	2,565,000	2,724,880
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2014-C20 Class A5	3.80	7-15-2047	4,065,000	4,322,566
JPMorgan Chase Commercial Mortgage Securities Trust Series 2010-C2 Class A3 144A	4.07	11-15-2043	312,314	314,394

The accompanying notes are an integral part of these financial statements.

Wells Fargo Managed Fixed Income Portfolio  |  15

Portfolio of investments—November 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C13 Class A4 ±±	3.99%	1-15-2046	$3,842,260	$4,051,171
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-C19 Class A4	4.00	4-15-2047	450,000	480,827
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-GC26 Class A4	3.49	1-15-2048	1,338,000	1,409,630
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C15 Class ASB	3.65	4-15-2047	491,851	509,030
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19 Class A4	3.53	12-15-2047	1,790,000	1,888,822
Morgan Stanley Capital I Trust Series 2011-C2 Class A4 144A	4.66	6-15-2044	500,000	512,371
Morgan Stanley Capital I Trust Series 2011-C3 Class A4	4.12	7-15-2049	372,015	380,142
Towd Point Mortgage Trust Series 2016-2 Class A1A 144A±±	2.75	8-25-2055	188,010	189,032
Towd Point Mortgage Trust Series 2016-3 Class A1 144A±±	2.25	4-25-2056	243,690	242,368
Towd Point Mortgage Trust Series 2018-3 Class A1 144A±±	3.75	5-25-2058	2,351,906	2,445,840
Towd Point Mortgage Trust Series 2019-4 Class A1 144A±±	2.90	10-25-2059	2,760,967	2,791,443
WFRBS Commercial Mortgage Trust Series 2013-C17 Class A4	4.02	12-15-2046	4,370,000	4,649,492
WFRBS Commercial Mortgage Trust Series 2014-C20 Class A5	4.00	5-15-2047	4,291,047	4,588,714

Total Non-Agency Mortgage-Backed Securities (Cost $48,838,282)				50,591,855

U.S. Treasury Securities: 5.80%
U.S. Treasury Bond	2.88	5-15-2049	1,380,000	1,578,591
U.S. Treasury Bond	3.00	8-15-2048	2,490,000	2,907,659
U.S. Treasury Bond	3.00	2-15-2049	4,119,000	4,818,747
U.S. Treasury Bond	3.38	11-15-2048	6,165,000	7,708,899
U.S. Treasury Bond	4.25	5-15-2039	1,890,000	2,551,426
U.S. Treasury Bond	4.50	5-15-2038	2,625,000	3,632,446
U.S. Treasury Bond	4.50	8-15-2039	2,415,000	3,364,397
U.S. Treasury Note	1.50	8-31-2021	5,725,000	5,708,004

Total U.S. Treasury Securities (Cost $29,516,025)				32,270,169

Yankee Corporate Bonds and Notes: 5.80%

Communication Services: 0.34%

Wireless Telecommunication Services: 0.34%
Rogers Communications Incorporated	3.63	12-15-2025	250,000	266,066
Vodafone Group plc	4.13	5-30-2025	1,500,000	1,624,913

				1,890,979

Consumer Staples: 0.16%

Household Products: 0.16%
Reckitt Benckiser Treasury Services plc 144A	2.75	6-26-2024	855,000	871,788

Energy: 0.48%

Oil, Gas & Consumable Fuels: 0.48%
BP Capital Markets plc	3.28	9-19-2027	155,000	162,686
Cenovus Energy Incorporated	4.25	4-15-2027	1,025,000	1,076,309
Petroleos Mexicanos	2.29	2-15-2024	123,750	124,716
Petroleos Mexicanos	2.83	2-15-2024	258,750	263,521
Petroleos Mexicanos	6.38	1-23-2045	1,080,000	1,032,080

				2,659,312

Financials: 2.59%

Banks: 1.78%
Bank of Montreal	3.30	2-5-2024	890,000	925,124
Bank of Nova Scotia	4.50	12-16-2025	80,000	87,174
BNP Paribas SA (3 Month LIBOR +1.11%) 144A±	2.82	11-19-2025	820,000	823,720
BNP Paribas SA 144A	4.40	8-14-2028	520,000	577,809

The accompanying notes are an integral part of these financial statements.

16  |  Wells Fargo Managed Fixed Income Portfolio

Portfolio of investments—November 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value

Banks (continued)
Cooperatieve Rabobank U.A. 144A	3.88%	9-26-2023	$300,000	$316,817
HSBC Holdings plc (3 Month LIBOR +1.06%) ±	3.26	3-13-2023	220,000	224,422
HSBC Holdings plc	3.60	5-25-2023	250,000	260,376
HSBC Holdings plc (3 Month LIBOR +1.35%) ±	4.29	9-12-2026	950,000	1,021,140
HSBC Holdings plc (3 Month LIBOR +1.53%) ±	4.58	6-19-2029	1,500,000	1,662,263
Mitsubishi UFJ Financial Group Incorporated	2.67	7-25-2022	80,000	80,931
Mitsubishi UFJ Financial Group Incorporated	3.46	3-2-2023	1,500,000	1,553,032
Mitsubishi UFJ Financial Group Incorporated	3.76	7-26-2023	350,000	367,480
Royal Bank Of Canada	2.55	7-16-2024	560,000	566,546
Royal Bank of Canada	4.65	1-27-2026	120,000	133,316
Sumitomo Mitsui Financial Group	3.94	10-16-2023	780,000	826,447
Westpac Banking Corporation	2.35	2-19-2025	490,000	488,800

				9,915,397

Capital Markets: 0.37%
Credit Suisse Group AG (3 Month LIBOR +1.41%) 144A±	3.87	1-12-2029	1,500,000	1,603,592
Credit Suisse Group AG (3 Month LIBOR +1.24%) 144A±	4.21	6-12-2024	450,000	474,633

				2,078,225

Consumer Finance: 0.30%
UBS Group Funding Switzerland 144A	4.25	3-23-2028	1,500,000	1,640,067

Diversified Financial Services: 0.14%
Shell International Finance BV	2.00	11-7-2024	790,000	785,911

Health Care: 0.46%

Pharmaceuticals: 0.46%
Actavis Funding SCS	4.55	3-15-2035	1,200,000	1,306,571
Teva Pharmaceutical Finance BV	2.20	7-21-2021	150,000	145,013
Teva Pharmaceutical Finance BV	2.80	7-21-2023	900,000	812,250
Teva Pharmaceutical Finance BV	3.15	10-1-2026	350,000	287,000

				2,550,834

Industrials: 0.53%

Aerospace & Defense: 0.24%
Embraer Netherlands Finance BV	5.05	6-15-2025	1,200,000	1,311,660

Electrical Equipment: 0.05%
Sensata Technologies BV 144A	5.63	11-1-2024	265,000	291,500

Machinery: 0.24%
CNH Industrial NV	4.50	8-15-2023	600,000	636,474
Ingersoll-Rand Luxembourg SA	3.50	3-21-2026	700,000	730,070

				1,366,544

Information Technology: 0.43%

Software: 0.10%
Experian Finance plc 144A	4.25	2-1-2029	510,000	568,843

Technology Hardware, Storage & Peripherals: 0.33%
Seagate HDD	4.75	6-1-2023	1,725,000	1,812,346

The accompanying notes are an integral part of these financial statements.

Wells Fargo Managed Fixed Income Portfolio  |  17

Portfolio of investments—November 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value

Materials: 0.81%

Metals & Mining: 0.81%
Anglo American Capital plc 144A	4.75%	4-10-2027	$1,000,000	$1,087,885
ArcelorMittal SA	6.13	6-1-2025	1,500,000	1,700,043
Vale Overseas Limited	6.25	8-10-2026	1,500,000	1,740,375

				4,528,303

Total Yankee Corporate Bonds and Notes (Cost $30,248,232)				32,271,709

	Yield		Shares
Short-Term Investments: 1.50%

Investment Companies: 1.50%
Securities Lending Cash Investments LLC (l)(r)(u)	1.77		4,861,986	4,862,472
Wells Fargo Government Money Market Fund Select Class (l)(u)##	1.56		3,461,474	3,461,474

Total Short-Term Investments (Cost $8,323,946)				8,323,946

Total investments in securities (Cost $528,054,491)	100.01%	556,251,172

Other assets and liabilities, net	(0.01)	(45,932)

Total net assets	100.00%	$556,205,240

±±

The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
«	All or a portion of this security is on loan.
%%	The security is purchased on a when-issued basis.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.

Abbreviations:

AGM	Assured Guaranty Municipal

FHLMC	Federal Home Loan Mortgage Corporation

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General obligation

HEFA	Health & Educational Facilities Authority

HEFAR	Higher Educational Facilities Authority Revenue

LIBOR	London Interbank Offered Rate

RDA	Redevelopment Authority

REIT	Real Estate Investment Trust

SBA	Small Business Authority

The accompanying notes are an integral part of these financial statements.

18  |  Wells Fargo Managed Fixed Income Portfolio

Portfolio of investments—November 30, 2019 (unaudited)

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities		Value, end of period	% of net assets

Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	5,121,429	16,155,795	16,415,238	4,861,986	$74	$0	$34,480	#	$4,862,472
Wells Fargo Government Money Market Fund Select Class	3,089,575	88,269,214	87,897,315	3,461,474	0	0	101,865		3,461,474

					$74	$0	$136,345		$8,323,946	1.50%

#	Amount shown represents income before fees and rebates.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Managed Fixed Income Portfolio  |  19

Statement of assets and liabilities—November 30, 2019 (unaudited)

Assets
Investments in unaffiliated securities (including $4,767,997 of securities loaned), at value (cost $519,730,545)	$547,927,226
Investments in affiliated securities, at value (cost $8,323,946)	8,323,946
Cash	728
Receivable for investments sold	1,987,115
Receivable for interest	4,146,002
Receivable for securities lending income, net	1,684
Prepaid expenses and other assets	25,989

Total assets	562,412,690

Liabilities
Payable upon receipt of securities loaned	4,862,339
Payable for investments purchased	1,165,000
Advisory fee payable	174,053
Accrued expenses and other liabilities	6,058

Total liabilities	6,207,450

Total net assets	$556,205,240

The accompanying notes are an integral part of these financial statements.

20  |  Wells Fargo Managed Fixed Income Portfolio

Statement of operations—six months ended November 30, 2019 (unaudited)

Investment income
Interest (net of foreign withholding taxes of $143)	$9,958,710
Income from affiliated securities	107,628

Total investment income	10,066,338

Expenses
Advisory fee	1,124,507
Custody and accounting fees	4,550
Professional fees	28,370
Shareholder report expenses	1,290
Trustees’ fees and expenses	11,454
Other fees and expenses	3,664

Total expenses	1,173,835
Less: Fee waivers and/or expense reimbursements	(72,739)

Net expenses	1,101,096

Net investment income	8,965,242

Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	6,699,751
Affiliated securities	74

Net realized gains on investments	6,699,825
Net change in unrealized gains (losses) on investments	6,215,736

Net realized and unrealized gains (losses) on investments	12,915,561

Net increase in net assets resulting from operations	$21,880,803

The accompanying notes are an integral part of these financial statements.

Wells Fargo Managed Fixed Income Portfolio  |  21

Statement of changes in net assets

	Six months ended November 30, 2019 (unaudited)	Year ended May 31, 2019

Operations
Net investment income	$8,965,242	$20,432,930
Net realized gains on investments	6,699,825	206,870
Net change in unrealized gains (losses) on investments	6,215,736	22,412,280

Net increase in net assets resulting from operations	21,880,803	43,052,080

Capital transactions
Transactions in investors’ beneficial interests
Contributions	16,315,072	705,018,550
Withdrawals	(64,911,383)	(271,861,718)

Net increase (decrease) in net assets resulting from capital transactions	(48,596,311)	433,156,832

Total increase (decrease) in net assets	(26,715,508)	476,208,912

Net assets
Beginning of period	582,920,748	106,711,836

End of period	$556,205,240	$582,920,748

The accompanying notes are an integral part of these financial statements.

22  |  Wells Fargo Managed Fixed Income Portfolio

Financial highlights

	Six months ended November 30, 2019 (unaudited)	Year ended May 31
		2019	2018	2017	2016	2015
Total return[1]	3.81%	7.22%	0.05%	3.13%	3.95%	4.23%
Ratios to average net assets (annualized)
Gross expenses	0.41%	0.41%	0.49%	0.48%	0.48%	0.48%
Net expenses	0.39%	0.39%	0.39%	0.39%	0.39%	0.39%
Net investment income	3.16%	3.24%	3.09%	2.99%	3.12%	3.20%
Supplemental data
Portfolio turnover rate	22%	232%	23%	47%	25%	31%

[1]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Managed Fixed Income Portfolio  |  23

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Managed Fixed Income Portfolio (the “Portfolio”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Portfolio receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.

In a securities lending transaction, the net asset value of the Portfolio is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allows the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Portfolio or pay the Portfolio the market value of the loaned securities. The Portfolio bears the risk of loss with respect to depreciation of its investment of the cash collateral.

When-issued transactions

The Portfolio may purchase securities on a forward commitment or when-issued basis. The Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to

24  |  Wells Fargo Managed Fixed Income Portfolio

Notes to financial statements (unaudited)

purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Federal and other taxes

The Portfolio is treated as a separate entity for federal income tax purposes. The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether interest and gains have been distributed by the Portfolio.

The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of November 30, 2019, the aggregate cost of all investments for federal income tax purposes was $528,012,494 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$30,329,672

Gross unrealized losses	(2,090,994)

Net unrealized gains	$28,238,678

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Wells Fargo Managed Fixed Income Portfolio  |  25

Notes to financial statements (unaudited)

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Agency securities	$0	$168,898,975	$0	$168,898,975

Asset-backed securities	0	10,105,258	0	10,105,258

Corporate bonds and notes	0	202,956,004	0	202,956,004

Municipal obligations	0	50,833,256	0	50,833,256

Non-agency mortgage-backed securities	0	50,591,855	0	50,591,855

U.S. Treasury securities	32,270,169	0	0	32,270,169

Yankee corporate bonds and notes	0	32,271,709	0	32,271,709

Short-term investments

Investment companies	8,323,946	0	0	8,323,946

Total assets	$40,594,115	$515,657,057	$0	$556,251,172

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the six months ended November 30, 2019, the Portfolio did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee at the following annual rate based on the Portfolio’s average daily net assets:

Average daily net assets	Advisory fee

First $500 million	0.400%

Next $500 million	0.375

Next $2 billion	0.350

Next $2 billion	0.325

Next $5 billion	0.300

Over $10 billion	0.290

For the six months ended November 30, 2019, the advisory fee was equivalent to an annual rate of 0.40% of the Portfolio’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Funds Management. Galliard Capital Management, Inc., an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Portfolio and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Portfolio increase.

Funds Management has voluntarily waived and/or reimbursed advisory fees to reduce the net operating expense ratio of the Portfolio.

26  |  Wells Fargo Managed Fixed Income Portfolio

Notes to financial statements (unaudited)

Interfund transactions

The Portfolio may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended November 30, 2019 were as follows:

Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$71,263,699	$50,985,401	$70,555,849	$79,869,973

6. SECURITIES LENDING TRANSACTIONS

The Portfolio lends its securities through an unaffiliated securities lending agent and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any increases or decreases in the required collateral are exchanged between the Portfolio and the counterparty on the next business day. Cash collateral received is invested in the Securities Lending Fund which seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments and is exempt from registration under Section 3(c)(7) of the 1940 Act. Securities Lending Fund is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser.

In the event of counterparty default or the failure of a borrower to return a loaned security, the Portfolio has the right to use the collateral to offset any losses incurred. As of November 30, 2019, the Portfolio had securities lending transactions with the following counterparties which are subject to offset:

Counterparty	Value of securities on loan	Collateral received[1]	Net amount

Barclays Capital Inc.	$3,286,446	$(3,286,446)	$0

Citigroup Global Markets Inc.	1,362,003	(1,362,003)	0

JPMorgan Securities LLC	119,548	(119,548)	0

[1]	Collateral received within this table is limited to the collateral for the net transaction with the counterparty.

7. BANK BORROWINGS

The Trust, along with Wells Fargo Variable Trust and Wells Fargo Funds Trust (excluding the money market funds), are parties to a $280,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended November 30, 2019, there were no borrowings by the Portfolio under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.

Wells Fargo Managed Fixed Income Portfolio  |  27

Notes to financial statements (unaudited)

9. NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has adopted the removal and modification of disclosures early, as permitted, and will adopt the additional new disclosures at the effective date.

In March 2017, FASB issued ASU No. 2017-08, Premium Amortization on Purchased Callable Debt Securities. ASU 2017-08 shortens the amortization period for certain callable debt securities held at a premium and requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount and discounts will continue to be accreted to the maturity date of the security. ASU 2017-08 is effective for fiscal years beginning after December 15, 2018 and for interim periods within those fiscal years. During the current reporting period, management of the Portfolio adopted the change in accounting policy which did not have a material impact to the Portfolio’s financial statements.

28  |  Wells Fargo Managed Fixed Income Portfolio

Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT, which is available by visiting the SEC website at sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Wells Fargo Managed Fixed Income Portfolio  |  29

Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 150 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of The Ruth Bancroft Garden (non-profit organization). She is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, from 2009 to 2018	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

30  |  Wells Fargo Managed Fixed Income Portfolio

Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Pamela Wheelock[3] (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Wells Fargo Managed Fixed Income Portfolio  |  31

Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.

Michelle Rhee[4] (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC, Chief Legal Counsel of Wells Fargo Asset Management and Assistant General Counsel of Wells Fargo Bank, N.A. since 2018. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.

Catherine Kennedy[5] (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 64 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 86 funds and Assistant Treasurer of 64 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

[3]	Pamela Wheelock was re-appointed to the Board effective January 1, 2020.

[4]	Michelle Rhee became Chief Legal Officer effective October 22, 2019.

[5]	Catherine Kennedy became Secretary effective October 22, 2019.

32  |  Wells Fargo Managed Fixed Income Portfolio

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2020 Wells Fargo & Company. All rights reserved.

Semi-Annual Report

November 30, 2019

Wells Fargo C&B Large Cap Value Fund

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

Reduce clutter. Save trees.
Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of November 30, 2019, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Asset Management. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾  MAY LOSE VALUE

Wells Fargo C&B Large Cap Value Fund  |  1

Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

“Sentiment turned and U.S. equity markets gained during June and July.”

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo C&B Large Cap Value Fund for the six-month period that ended November 30, 2019. U.S. stock and global bond investors generally saw markets affected by slowing global economic growth, international trade tensions, and simmering geopolitical tensions.

Overall, fixed income had modest gains, while domestic U.S. stocks outperformed foreign equities. For the period, U.S. stocks, based on the S&P 500 Index,1 gained 15.26% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 advanced 8.70%. The MSCI EM Index (Net)3 gained 5.87%. For bond investors, the Bloomberg Barclays U.S. Aggregate Bond Index4 added 3.81%, the Bloomberg Barclays Global Aggregate ex-USD Index5 gained 1.97%, the Bloomberg Barclays Municipal Bond Index6 gained 2.39%, and the ICE BofA U.S. High Yield Index7 returned 4.23%.

Sentiment improved after a volatile start to the year.

After a choppy start to 2019, affected by political uncertainties, slowing European economic growth, and global trade tensions, investors regrouped halfway through the year. Just as the investment horizon appeared to darken, sentiment turned and U.S. equity markets gained during June and July. The gains, primarily driven by geopolitical and monetary policy events, pushed equity markets to new highs. European Central Bank President Mario Draghi said that if the outlook doesn’t improve, the bank would cut rates or buy more assets to prop up inflation. In the U.S., the Federal Reserve (Fed) cut the federal funds rate by 0.25% in July.

But after President Trump backed off of tariff threats against Mexico and China, the U.S. reversed course and threatened to impose higher tariffs on China’s exports after talks failed. China responded with tariff threats of its own and devalued the renminbi, roiling global markets. Major U.S. stock market indices tumbled in late July 2019. Bond prices gained as Treasury yields fell to multi-year lows and the yield curve inverted at multiple points along the 30-year arc.

In a microcosm, August 2019 encapsulated many of the unnerving events that plagued investors for months. The U.S.-China trade relationship swung from antagonistic to hopeful and back again with no signs of compromise. Evidence of a continued global economic slowdown mounted. Central banks in China, New Zealand, and Thailand cut interest rates. Industrial and manufacturing data declined in China, Canada, Japan, and Germany. Adding to the uncertain environment, Italy’s prime minister resigned, many feared a crackdown in Hong Kong as protestors sustained their calls for reform, and Boris Johnson planned to suspend Parliament as Brexit’s deadline neared.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2019. ICE Data Indices, LLC. All rights reserved.

2  |  Wells Fargo C&B Large Cap Value Fund

Letter to shareholders (unaudited)

In the U.S., September 2019 saw the Fed join other central banks in cutting interest rates. U.S. manufacturing data disappointed investors. The U.S. House of Representatives began an impeachment investigation of President Trump. Meanwhile, the Brexit impasse showed no signs of resolution. Officials in China said that hitting the country’s economic growth goals for the year would be difficult in the face of tariffs and trade restrictions. So, while the S&P 500 Index finished the third quarter with the best year-to-date returns in more than 20 years, amid signs of equity investors taking money out of the stock market, concerns about future returns remained.

In October 2019, a relaxing of U.S.-China trade tensions and renewed optimism for a U.K. Brexit deal combined with positive macroeconomic data to support financial markets. The initial estimate of U.S. third-quarter gross domestic product growth, announced in late October, was a resilient 1.9% annualized rate while the U.S. unemployment rate fell to a 50-year low of 3.5% in September. However, despite resilience among U.S. consumers, business confidence declined while manufacturing activity contracted. Concerned with a potential economic slowdown, the Fed lowered interest rates another quarter point in late October, its third rate cut in four months. This helped push the S&P 500 Index to an all-time high while emerging market equities rallied and global bonds declined overall, reflecting a broad pickup in risk appetite.

Equity markets continued to rally in November 2019 despite ongoing geopolitical risks. Although U.S.-China trade tensions didn’t abate, neither did the tariff war escalate. Hopes for a trade deal buoyed investor confidence. U.S. business sentiment improved slightly and manufacturing and services activity picked up. Throughout the month, central bank actions were on hold. With that positive backdrop, developed market equities outpaced those in emerging markets, and U.S. stocks, as reflected by the S&P 500 Index, outperformed non-U.S. stocks overall. The S&P 500 Index ended November on track for its best calendar-year performance since 2013. While consumer confidence and purchasing manager activity rose in the eurozone, China reported weakening manufacturing and consumer data. Bond yields rose marginally, leading to slightly negative returns for global government and investment-grade corporate bonds.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

“Equity markets continued to rally in November despite ongoing geopolitical risks.”

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

Wells Fargo C&B Large Cap Value Fund  |  3

Performance highlights (unaudited)

Investment objective

The Fund seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal.

Manager

Wells Fargo Funds Management, LLC

Subadviser for the affiliated master portfolio1

Cooke & Bieler, L.P.

Portfolio managers

Andrew B. Armstrong, CFA®‡

Wesley Lim, CFA®‡*

Steve Lyons, CFA®‡

Michael M. Meyer, CFA®‡

Edward W. O’Connor, CFA®‡

R. James O’Neil, CFA®‡

Mehul Trivedi, CFA®‡

William Weber, CFA®‡

Average annual total returns (%) as of November 30, 2019

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)

	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]

Class A (CBEAX)	7-26-2004	9.99	7.91	10.64	16.72	9.20	11.29	1.23	1.08

Class C (CBECX)	7-26-2004	14.85	8.38	10.46	15.85	8.38	10.46	1.98	1.83

Class R6 (CBEJX)[4]	10-31-2016	–	–	–	17.19	9.62	11.68	0.80	0.65

Administrator Class (CBLLX)	7-26-2004	–	–	–	16.81	9.34	11.46	1.15	1.00

Institutional Class (CBLSX)	7-26-2004	–	–	–	17.09	9.59	11.73	0.90	0.75

Russell 1000® Value Index[5]	–	–	–	–	11.33	7.83	11.69	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

4  |  Wells Fargo C&B Large Cap Value Fund

Performance highlights (unaudited)

Ten largest holdings (%) as of November 30, 2019[6]

Arrow Electronics Incorporated	3.30

Synchrony Financial	3.14

AerCap Holdings NV	2.97

Brookfield Asset Management Incorporated Class A	2.94

Colfax Corporation	2.89

JPMorgan Chase & Company	2.84

State Street Corporation	2.82

Carnival Corporation	2.80

Eaton Corporation plc	2.59

PNC Financial Services Group Incorporated	2.53

Sector distribution as of November 30, 2019[7]

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

*	Mr. Lim became a portfolio manager of the Fund on August 1, 2019.

[1]

The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single affiliated master portfolio of the Wells Fargo Master Trust with a substantially identical investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.

[2]

Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]

The manager has contractually committed through September 30, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the affiliated master portfolio invests, and extraordinary expenses are excluded from the expense cap. Net expenses from the affiliated master portfolio are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[4]

Historical performance shown for Class R6 shares prior to their inception reflects the performance of Institutional Class shares, and includes the higher expenses application to Institutional Class shares. If these expenses had not been included, returns for Class R6 shares would be higher.

[5]	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price/book ratios and lower forecasted growth values. You cannot invest directly in an index.

[6]

The ten largest holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the securities of the affiliated master portfolio allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[7]

Amounts represent the sector distribution of the affiliated master portfolio which are calculated based on the total long-term investments of the affiliated master portfolio. These amounts are subject to change and may have changed since the date specified.

Wells Fargo C&B Large Cap Value Fund  |  5

Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from June 1, 2019 to November 30, 2019.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 6-1-2019	Ending account value 11-30-2019	Expenses paid during the period[1,2]	Annualized net expense ratio[1]

Class A

Actual	$1,000.00	$1,178.32	$5.88	1.08%

Hypothetical (5% return before expenses)	$1,000.00	$1,019.60	$5.45	1.08%

Class C

Actual	$1,000.00	$1,174.05	$9.95	1.83%

Hypothetical (5% return before expenses)	$1,000.00	$1,015.85	$9.22	1.83%

Class R6

Actual	$1,000.00	$1,180.70	$3.54	0.65%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.75	$3.29	0.65%

Administrator Class

Actual	$1,000.00	$1,178.82	$5.45	1.00%

Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	$5.05	1.00%

Institutional Class

Actual	$1,000.00	$1,180.08	$4.09	0.75%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.25	$3.79	0.75%

[1]	Amounts reflect net expenses allocated from the affiliated Master Portfolio in which the Fund invests.

[2]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

6  |  Wells Fargo C&B Large Cap Value Fund

Portfolio of investments—November 30, 2019 (unaudited)

Value
Investment Companies: 99.88%

Affiliated Master Portfolio: 99.88%
Wells Fargo C&B Large Cap Value Portfolio	$291,078,892

Total Investment Companies (Cost $211,140,051)	291,078,892

Total investments in securities (Cost $211,140,051)	99.88%	291,078,892

Other assets and liabilities, net	0.12	345,237

Total net assets	100.00%	$291,424,129

Transactions with the affiliated Master Portfolio were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolio	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolio	Dividends allocated from affiliated Master Portfolio	Affiliated income allocated from affiliated Master Portfolio	Value, end of period	% of net assets
Wells Fargo C&B Large Cap Value Portfolio	77%	78%	$11,482,139	$33,234,682	$2,818,756	$124,029	$291,078,892	99.88%

The accompanying notes are an integral part of these financial statements.

Wells Fargo C&B Large Cap Value Fund  |  7

Statement of assets and liabilities—November 30, 2019 (unaudited)

Assets
Investments in affiliated Master Portfolio, at value (cost $211,140,051)	$291,078,892
Receivable for Fund shares sold	458,549
Receivable from manager	32,772
Prepaid expenses and other assets	58,041

Total assets	291,628,254

Liabilities
Payable for Fund shares redeemed	119,569
Administration fees payable	33,083
Distribution fee payable	3,037
Custodian and accounting fees payable	14,208
Shareholder servicing fees payable	21,588
Trustees’ fees and expenses payable	2,321
Accrued expenses and other liabilities	10,319

Total liabilities	204,125

Total net assets	$291,424,129

Net assets consist of
Paid-in capital	$186,509,266
Total distributable earnings	104,914,863

Total net assets	$291,424,129

Computation of net asset value and offering price per share
Net assets – Class A	$90,092,757
Shares outstanding – Class A1	5,876,490
Net asset value per share – Class A	$15.33
Maximum offering price per share – Class A2	$16.27
Net assets – Class C	$4,919,250
Shares outstanding – Class C1	325,660
Net asset value per share – Class C	$15.11
Net assets – Class R6	$58,415,188
Shares outstanding – Class R6[1]	3,787,550
Net asset value per share – Class R6	$15.42
Net assets – Administrator Class	$8,247,678
Shares outstanding – Administrator Class[1]	537,084
Net asset value per share – Administrator Class	$15.36
Net assets – Institutional Class	$129,749,256
Shares outstanding – Institutional Class[1]	8,422,937
Net asset value per share – Institutional Class	$15.40

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

8  |  Wells Fargo C&B Large Cap Value Fund

Statement of operations—six months ended November 30, 2019 (unaudited)

Investment income
Dividends allocated from affiliated Master Portfolio (net of foreign withholding taxes of $71,902)	$2,818,756
Affiliated income allocated from affiliated Master Portfolio	124,029
Expenses allocated from affiliated Master Portfolio	(956,646)
Waivers allocated from affiliated Master Portfolio	49,928

Total investment income	2,036,067

Expenses
Management fee	70,901
Administration fees
Class A	89,151
Class C	5,032
Class R6	9,967
Administrator Class	5,612
Institutional Class	77,238
Shareholder servicing fees
Class A	106,132
Class C	5,990
Administrator Class	10,793
Distribution fee
Class C	17,961
Custody and accounting fees	6,812
Professional fees	17,450
Registration fees	83,021
Shareholder report expenses	37,146
Trustees’ fees and expenses	10,623
Other fees and expenses	9,278

Total expenses	563,107
Less: Fee waivers and/or expense reimbursements
Fund-level	(106,574)
Class A	(56,462)
Class C	(3,157)
Class R6	(9,967)
Administrator Class	(5,712)
Institutional Class	(77,238)

Net expenses	303,997

Net investment income	1,732,070

Realized and unrealized gains (losses) on investments
Net realized gains on securities transactions allocated from affiliated Master Portfolio	11,482,139
Net change in unrealized gains on securities transactions allocated from affiliated Master Portfolio	33,234,682

Net realized and unrealized gains (losses) on investments	44,716,821

Net increase in net assets resulting from operations	$46,448,891

The accompanying notes are an integral part of these financial statements.

Wells Fargo C&B Large Cap Value Fund  |  9

Statement of changes in net assets

	Six months ended November 30, 2019 (unaudited)			Year ended May 31, 2019

Operations
Net investment income		$1,732,070		$3,494,425
Net realized gains on investments		11,482,139		22,450,835
Net change in unrealized gains (losses) on investments		33,234,682		(20,286,156)

Net increase in net assets resulting from operations		46,448,891		5,659,104

Distributions to shareholders from net investment income and net realized gains
Class A		0		(5,854,644)
Class C		0		(663,292)
Class R6		0		(8,273,383)
Administrator Class		0		(729,387)
Institutional Class		0		(9,537,075)

Total distributions to shareholders		0		(25,057,781)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	199,104	2,837,674	598,330	7,944,833
Class C	40,475	585,206	153,872	1,981,780
Class R6	213,380	3,066,545	709,584	9,759,366
Administrator Class	16,534	238,145	63,073	881,388
Institutional Class	1,239,438	17,847,526	2,556,786	34,874,000

		24,575,096		55,441,367

Reinvestment of distributions
Class A	0	0	463,313	5,752,084
Class C	0	0	53,533	657,661
Class R6	0	0	40,613	506,108
Administrator Class	0	0	45,134	561,040
Institutional Class	0	0	755,134	9,401,667

		0		16,878,560

Payment for shares redeemed
Class A	(406,783)	(5,806,432)	(1,139,570)	(15,660,154)
Class C	(110,953)	(1,547,032)	(613,403)	(8,120,776)
Class R6	(1,659,314)	(23,821,278)	(3,440,746)	(46,779,401)
Administrator Class	(191,199)	(2,677,196)	(311,921)	(4,389,568)
Institutional Class	(1,137,129)	(16,269,688)	(4,670,529)	(62,677,183)

		(50,121,626)		(137,627,082)

Net decrease in net assets resulting from capital share transactions		(25,546,530)		(65,307,155)

Total increase (decrease) in net assets		20,902,361		(84,705,832)

Net assets
Beginning of period		270,521,768		355,227,600

End of period		$291,424,129		$270,521,768

The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo C&B Large Cap Value Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2019 (unaudited)	Year ended May 31
CLASS A		2019	2018	2017	2016	2015
Net asset value, beginning of period	$13.01	$13.91	$14.54	$12.55	$13.07	$11.99
Net investment income	0.07	0.11	0.09 [1]	0.08	0.11 [1]	0.10
Net realized and unrealized gains (losses) on investments	2.25	0.02	0.87	2.23	(0.14)	1.07

Total from investment operations	2.32	0.13	0.96	2.31	(0.03)	1.17
Distributions to shareholders from
Net investment income	0.00	(0.12)	(0.06)	(0.08)	(0.10)	(0.09)
Net realized gains	0.00	(0.91)	(1.53)	(0.24)	(0.39)	0.00

Total distributions to shareholders	0.00	(1.03)	(1.59)	(0.32)	(0.49)	(0.09)
Net asset value, end of period	$15.33	$13.01	$13.91	$14.54	$12.55	$13.07
Total return[2]	17.83%	1.33%	6.29%	18.62%	(0.08)%	9.78%
Ratios to average net assets (annualized)
Gross expenses[3]	1.27%	1.23%	1.21%	1.24%	1.25%	1.29%
Net expenses[3]	1.08%	1.08%	1.10%	1.15%	1.15%	1.15%
Net investment income[3]	1.00%	0.83%	0.58%	0.62%	0.89%	0.73%
Supplemental data
Portfolio turnover rate[4]	12%	47%	42%	89%	29%	35%
Net assets, end of period (000s omitted)	$90,093	$79,172	$85,707	$83,016	$88,387	$27,085

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2019 (unaudited)	0.64%
Year ended May 31, 2019	0.65%
Year ended May 31, 2018	0.66%
Year ended May 31, 2017	0.68%
Year ended May 31, 2016	0.68%
Year ended May 31, 2015	0.68%

[4]

Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investments in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.

Wells Fargo C&B Large Cap Value Fund  |  11

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2019 (unaudited)	Year ended May 31
CLASS C		2019	2018	2017	2016	2015
Net asset value, beginning of period	$12.87	$13.75	$14.44	$12.48	$13.01	$11.95
Net investment income (loss)	0.02 [1]	0.01 [1]	(0.02)[1]	(0.02)	0.01	(0.00)[2]
Net realized and unrealized gains (losses) on investments	2.22	0.03	0.86	2.22	(0.14)	1.07

Total from investment operations	2.24	0.04	0.84	2.20	(0.13)	1.07
Distributions to shareholders from
Net investment income	0.00	(0.01)	0.00	0.00	(0.01)	(0.01)
Net realized gains	0.00	(0.91)	(1.53)	(0.24)	(0.39)	0.00

Total distributions to shareholders	0.00	(0.92)	(1.53)	(0.24)	(0.40)	(0.01)
Net asset value, end of period	$15.11	$12.87	$13.75	$14.44	$12.48	$13.01
Total return[3]	17.40%	0.61%	5.46%	17.73%	(0.82)%	8.93%
Ratios to average net assets (annualized)
Gross expenses[4]	2.01%	1.97%	1.96%	1.99%	2.00%	2.04%
Net expenses[4]	1.83%	1.83%	1.85%	1.90%	1.90%	1.90%
Net investment income (loss)[4]	0.24%	0.07%	(0.16)%	(0.13)%	0.11%	(0.02)%
Supplemental data
Portfolio turnover rate[5]	12%	47%	42%	89%	29%	35%
Net assets, end of period (000s omitted)	$4,919	$5,098	$11,031	$8,043	$7,282	$7,654

[1]	Calculated based upon average shares outstanding

[2]	Amount is more than $(0.005).

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[4]	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2019 (unaudited)	0.64%
Year ended May 31, 2019	0.65%
Year ended May 31, 2018	0.66%
Year ended May 31, 2017	0.68%
Year ended May 31, 2016	0.68%
Year ended May 31, 2015	0.68%

[5]

Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investments in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo C&B Large Cap Value Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2019 (unaudited)	Year ended May 31
CLASS R6		2019	2018	2017[1]
Net asset value, beginning of period	$13.06	$13.97	$14.59	$12.73
Net investment income	0.10 [2]	0.18 [2]	0.18 [2]	0.16
Net realized and unrealized gains (losses) on investments	2.26	0.00 [3]	0.85	2.06

Total from investment operations	2.36	0.18	1.03	2.22
Distributions to shareholders from
Net investment income	0.00	(0.18)	(0.12)	(0.12)
Net realized gains	0.00	(0.91)	(1.53)	(0.24)

Total distributions to shareholders	0.00	(1.09)	(1.65)	(0.36)
Net asset value, end of period	$15.42	$13.06	$13.97	$14.59
Total return[4]	18.07%	1.74%	6.76%	17.65%
Ratios to average net assets (annualized)
Gross expenses[5]	0.83%	0.79%	0.77%	0.81%
Net expenses[5]	0.65%	0.65%	0.65%	0.70%
Net investment income[5]	1.41%	1.27%	1.28%	1.04%
Supplemental data
Portfolio turnover rate[6]	12%	47%	42%	89%
Net assets, end of period (000s omitted)	$58,415	$68,366	$110,665	$3,532

[1]	For the period from October 31, 2016 (commencement of class operations) to May 31, 2017

[2]	Calculated based upon average shares outstanding

[3]	Amount is less than $0.005.

[4]	Returns for periods of less than one year are not annualized.

[5]	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2019 (unaudited)	0.64%
Year ended May 31, 2019	0.65%
Year ended May 31, 2018	0.65%
Year ended May 31, 2017[1]	0.68%

[6]

Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investments in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.

Wells Fargo C&B Large Cap Value Fund  |  13

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2019 (unaudited)	Year ended May 31
ADMINISTRATOR CLASS		2019	2018	2017	2016	2015
Net asset value, beginning of period	$13.03	$13.92	$14.56	$12.54	$13.07	$12.00
Net investment income	0.08	0.12 [1]	0.10 [1]	0.10 [1]	0.13 [1]	0.13
Net realized and unrealized gains (losses) on investments	2.25	0.02	0.87	2.24	(0.15)	1.06

Total from investment operations	2.33	0.14	0.97	2.34	(0.02)	1.19
Distributions to shareholders from
Net investment income	0.00	(0.12)	(0.08)	(0.08)	(0.12)	(0.12)
Net realized gains	0.00	(0.91)	(1.53)	(0.24)	(0.39)	0.00

Total distributions to shareholders	0.00	(1.03)	(1.61)	(0.32)	(0.51)	(0.12)
Net asset value, end of period	$15.36	$13.03	$13.92	$14.56	$12.54	$13.07
Total return[2]	17.88%	1.44%	6.36%	18.82%	0.11%	9.93%
Ratios to average net assets (annualized)
Gross expenses[3]	1.18%	1.15%	1.13%	1.16%	1.16%	1.13%
Net expenses[3]	1.00%	1.00%	1.00%	1.00%	0.98%	0.95%
Net investment income[3]	1.06%	0.90%	0.69%	0.77%	1.03%	0.92%
Supplemental data
Portfolio turnover rate[4]	12%	47%	42%	89%	29%	35%
Net assets, end of period (000s omitted)	$8,248	$9,274	$12,742	$11,467	$23,210	$55,705

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

[3]	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2019 (unaudited)	0.64%
Year ended May 31, 2019	0.65%
Year ended May 31, 2018	0.66%
Year ended May 31, 2017	0.68%
Year ended May 31, 2016	0.68%
Year ended May 31, 2015	0.68%

[4]

Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investments in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo C&B Large Cap Value Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2019 (unaudited)	Year ended May 31
INSTITUTIONAL CLASS		2019	2018	2017	2016	2015
Net asset value, beginning of period	$13.05	$13.96	$14.58	$12.58	$13.11	$12.03
Net investment income	0.09	0.14	0.13 [1]	0.14	0.16	0.15
Net realized and unrealized gains (losses) on investments	2.26	0.02	0.89	2.22	(0.14)	1.08

Total from investment operations	2.35	0.16	1.02	2.36	0.02	1.23
Distributions to shareholders from
Net investment income	0.00	(0.16)	(0.11)	(0.12)	(0.16)	(0.15)
Net realized gains	0.00	(0.91)	(1.53)	(0.24)	(0.39)	0.00

Total distributions to shareholders	0.00	(1.07)	(1.64)	(0.36)	(0.55)	(0.15)
Net asset value, end of period	$15.40	$13.05	$13.96	$14.58	$12.58	$13.11
Total return[2]	18.01%	1.64%	6.68%	19.05%	0.33%	10.15%
Ratios to average net assets (annualized)
Gross expenses[3]	0.94%	0.90%	0.88%	0.91%	0.92%	0.86%
Net expenses[3]	0.75%	0.75%	0.77%	0.80%	0.77%	0.70%
Net investment income[3]	1.33%	1.17%	0.87%	0.96%	1.25%	1.18%
Supplemental data
Portfolio turnover rate[4]	12%	47%	42%	89%	29%	35%
Net assets, end of period (000s omitted)	$129,749	$108,613	$135,082	$220,257	$133,632	$132,768

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

[3]	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2019 (unaudited)	0.64%
Year ended May 31, 2019	0.65%
Year ended May 31, 2018	0.66%
Year ended May 31, 2017	0.68%
Year ended May 31, 2016	0.68%
Year ended May 31, 2015	0.68%

[4]

Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investments in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.

Wells Fargo C&B Large Cap Value Fund  |  15

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo C&B Large Cap Value Fund (the “Fund”) which is a diversified series of the Trust.

The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single master portfolio with a substantially identical investment objective and substantially similar investment strategies. The Fund seeks to achieve its investment objective by investing substantially all of its assets in a separate diversified portfolio (the “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. The affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities. The Fund accounts for its investment in the affiliated Master Portfolio as a partnership investment and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the affiliated Master Portfolio for the six months ended November 30, 2019 are included in this report and should be read in conjunction with the Fund’s financial statements. As of November 30, 2019, the Fund owned 78% of Wells Fargo C&B Large Cap Value Portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Investments in the affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which are also valued daily. Securities held in the affiliated Master Portfolio are valued as discussed in the Notes to Financial Statements of the affiliated Master Portfolio, which are included elsewhere in this report.

Investment transactions, income and expenses

Investments in the affiliated Master Portfolio are recorded on a trade basis. The Fund records daily its proportionate share of the affiliated Master Portfolio’s income, expenses and realized and unrealized gains or losses. The Fund also accrues its own expenses.

Distributions to shareholders

Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of November 30, 2019, the aggregate cost of all investments for federal income tax purposes was $213,303,368 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$77,775,524

Gross unrealized losses	0

Net unrealized gains	$77,775,524

16  |  Wells Fargo C&B Large Cap Value Fund

Notes to financial statements (unaudited)

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

At November 30, 2019, the affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective and the value of the affiliate Master Portfolio was as follows:

Affiliated Master Portfolio	Investment objective	Value of affiliated Master Portfolio

Wells Fargo C&B Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal	$291,078,892

The affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund and providing fund-level administrative services in connection with the Fund’s operations. As long as the Fund continues to invest substantially all of its assets in a single affiliated Master Portfolio, the Fund pays Funds Management an investment management fee only for fund-level administrative services at the following annual rate based on the Fund’s average daily net assets:

Average daily net assets	Management fee

First $5 billion	0.05%

Next $5 billion	0.04

Over $10 billion	0.03

For the six months ended November 30, 2019, the management fee was equivalent to an annual rate of 0.05% of the Fund’s average daily net assets.

Funds Management also serves as the adviser to the affiliated Master Portfolio and is entitled to receive a fee from the affiliated Master Portfolio for those services.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Class A, Class C	0.21%

Class R6	0.03

Administrator Class, Institutional Class	0.13

Wells Fargo C&B Large Cap Value Fund  |  17

Notes to financial statements (unaudited)

Waivers and/or expense reimbursements

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Net expenses from the affiliated Master Portfolio are included in the expense caps. Funds Management has committed through September 30, 2020 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.08% for Class A shares, 1.83% for Class C shares, 0.65% for Class R6 shares, 1.00% for Administrator Class shares, and 0.75% for Institutional Class shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended November 30, 2019, Funds Distributor received $3,260 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended November 30, 2019.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

The Fund seeks to achieve its investment objective by investing substantially all of its assets in a single affiliated Master Portfolio. Purchases and sales have been calculated by multiplying the Fund’s ownership percentage of the affiliated Master Portfolio by the affiliated Master Portfolio’s purchases and sales. Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended November 30, 2019 were $34,004,938 and $65,639,636, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended November 30, 2019, there were no borrowings by the Fund under the agreement.

7. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. Through its investment in the affiliated Master Portfolio which may invest a substantial portion of its assets in any sector, the Fund may in turn be more affected by changes in that sector than a fund whose investments are not heavily weighted in any sector. As of the end of the period, the Fund invests a concentration of its portfolio in the financials sector.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

18  |  Wells Fargo C&B Large Cap Value Fund

Notes to financial statements (unaudited)

9. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has adopted the removal and modification of disclosures early, as permitted, and will adopt the additional new disclosures at the effective date.

Wells Fargo C&B Large Cap Value Fund  |  19

Portfolio of investments—November 30, 2019 (unaudited)

	Shares	Value
Common Stocks: 94.81%

Communication Services: 6.13%

Diversified Telecommunication Services: 2.31%
Verizon Communications Incorporated	143,200	$8,626,368

Entertainment: 1.95%
Activision Blizzard Incorporated	133,000	7,292,390

Media: 1.87%
Omnicom Group Incorporated	87,900	6,986,292

Consumer Discretionary: 8.36%

Hotels, Restaurants & Leisure: 2.81%
Carnival Corporation	232,600	10,485,608

Household Durables: 1.64%
Whirlpool Corporation	42,700	6,110,370

Textiles, Apparel & Luxury Goods: 3.91%
Gildan Activewear Incorporated	269,350	7,840,779
HanesBrands Incorporated	449,597	6,775,427

		14,616,206

Consumer Staples: 1.99%

Tobacco: 1.99%
Philip Morris International Incorporated	89,400	7,413,942

Energy: 3.37%

Energy Equipment & Services: 1.33%
Schlumberger Limited	137,000	4,959,400

Oil, Gas & Consumable Fuels: 2.04%
Exxon Mobil Corporation	111,900	7,623,747

Financials: 27.99%

Banks: 5.38%
JPMorgan Chase & Company	80,500	10,606,680
PNC Financial Services Group Incorporated	61,800	9,468,378

		20,075,058

Capital Markets: 9.01%
Brookfield Asset Management Incorporated Class A «	188,300	10,998,603
Intercontinental Exchange Incorporated	55,600	5,235,852
State Street Corporation	140,400	10,544,040
The Charles Schwab Corporation	139,040	6,882,480

		33,660,975

Consumer Finance: 3.15%
Synchrony Financial	314,200	11,754,222

Diversified Financial Services: 2.45%
Berkshire Hathaway Incorporated Class B †	41,490	9,140,247

Insurance: 8.00%
Arch Capital Group Limited †	179,400	7,529,418
Chubb Limited	54,800	8,301,104

The accompanying notes are an integral part of these financial statements.

20  |  Wells Fargo C&B Large Cap Value Portfolio

Portfolio of investments—November 30, 2019 (unaudited)

	Shares	Value

Insurance (continued)
Fidelity National Financial Incorporated	175,600	$8,363,828
The Progressive Corporation	78,000	5,697,900

		29,892,250

Health Care: 12.94%

Health Care Equipment & Supplies: 3.64%
Becton Dickinson & Company	26,400	6,824,400
Medtronic plc	60,800	6,772,512

		13,596,912

Health Care Providers & Services: 5.95%
HCA Healthcare Incorporated	47,100	6,530,886
Laboratory Corporation of America Holdings †	36,700	6,323,043
UnitedHealth Group Incorporated	33,500	9,375,645

		22,229,574

Pharmaceuticals: 3.35%
Allergan plc	20,600	3,809,764
Johnson & Johnson	63,200	8,689,368

		12,499,132

Industrials: 18.22%

Air Freight & Logistics: 2.36%
United Parcel Service Incorporated Class B	73,700	8,824,101

Building Products: 1.25%
Johnson Controls International plc	109,100	4,672,753

Electrical Equipment: 4.47%
AMETEK Incorporated	71,000	7,029,710
Eaton Corporation plc	104,500	9,666,250

		16,695,960

Industrial Conglomerates: 2.06%
3M Company	45,300	7,690,581

Machinery: 5.11%
Colfax Corporation †	320,900	10,814,330
Snap-on Incorporated	51,400	8,247,644

		19,061,974

Trading Companies & Distributors: 2.97%
AerCap Holdings NV †	179,500	11,094,895

Information Technology: 9.63%

Electronic Equipment, Instruments & Components: 5.45%
Arrow Electronics Incorporated †	154,800	12,328,272
TE Connectivity Limited	86,700	8,037,957

		20,366,229

IT Services: 4.18%
Alliance Data Systems Corporation	24,000	2,565,840
Amdocs Limited	133,100	9,223,830
Leidos Holdings Incorporated	42,100	3,824,363

		15,614,033

The accompanying notes are an integral part of these financial statements.

Wells Fargo C&B Large Cap Value Portfolio  |  21

Portfolio of investments—November 30, 2019 (unaudited)

		Shares	Value
Materials: 4.13%

Chemicals: 1.45%
Axalta Coating Systems Limited †		190,500	$5,423,535

Containers & Packaging: 1.19%
Crown Holdings Incorporated †		58,400	4,432,560

Metals & Mining: 1.49%
Reliance Steel & Aluminum Company		47,100	5,556,858

Real Estate: 2.05%

Real Estate Management & Development: 2.05%
CBRE Group Incorporated Class A †		134,200	7,652,084

Total Common Stocks (Cost $254,656,229)			354,048,256

	Yield
Short-Term Investments: 8.17%

Investment Companies: 8.17%
Securities Lending Cash Investments LLC (l)(r)(u)	1.77%	10,613,739	10,614,800
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.56	19,902,113	19,902,113

Total Short-Term Investments (Cost $30,516,913)			30,516,913

Total investments in securities (Cost $285,173,142)	102.98%	384,565,169

Other assets and liabilities, net	(2.98)	(11,128,478)

Total net assets	100.00%	$373,436,691

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities		Value, end of period	% of net assets

Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	0	43,541,956	32,928,217	10,613,739	$0	$0	$19,415	#	$10,614,800
Wells Fargo Government Money Market Fund Select Class	11,857,445	61,411,921	53,367,253	19,902,113	0	0	157,316		19,902,113

					$0	0	$176,731		$30,516,913	8.17%

#	Amount shown represents income before fees and rebates.

The accompanying notes are an integral part of these financial statements.

22  |  Wells Fargo C&B Large Cap Value Portfolio

Statement of assets and liabilities—November 30, 2019 (unaudited)

Assets
Investments in unaffiliated securities (including $10,384,664 of securities on loan), at value (cost $254,656,229)	$354,048,256
Investments in affiliated securities, at value (cost $30,516,913)	30,516,913
Receivable for dividends	1,008,218
Receivable for securities lending income, net	114
Prepaid expenses and other assets	21,041

Total assets	385,594,542

Liabilities
Payable upon receipt of securities loaned	10,612,045
Payable for investments purchased	1,331,543
Advisory fee payable	192,125
Accrued expenses and other liabilities	22,138

Total liabilities	12,157,851

Total net assets	$373,436,691

The accompanying notes are an integral part of these financial statements.

Wells Fargo C&B Large Cap Value Portfolio  |  23

Statement of operations—six months ended November 30, 2019 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $92,753)	$3,633,164
Income from affiliated securities	160,131

Total investment income	3,793,295

Expenses
Advisory fee	1,187,598
Custody and accounting fees	6,771
Professional fees	22,009
Shareholder report expenses	528
Trustees’ fees and expenses	11,920
Other fees and expenses	4,525

Total expenses	1,233,351
Less: Fee waivers and/or expense reimbursements	(64,371)

Net expenses	1,168,980

Net investment income	2,624,315

Realized and unrealized gains (losses) on investments
Net realized gains on investments	14,810,230
Net change in unrealized gains (losses) on investments	43,163,126

Net realized and unrealized gains (losses) on investments	57,973,356

Net increase in net assets resulting from operations	$60,597,671

The accompanying notes are an integral part of these financial statements.

24  |  Wells Fargo C&B Large Cap Value Portfolio

Statement of changes in net assets

	Six months ended November 30, 2019 (unaudited)	Year ended May 31, 2019

Operations
Net investment income	$2,624,315	$5,213,964
Net realized gains on investments	14,810,230	23,339,628
Net change in unrealized gains (losses) on investments	43,163,126	(19,832,017)

Net increase in net assets resulting from operations	60,597,671	8,721,575

Capital transactions
Transactions in investors’ beneficial interests
Contributions	9,596,736	105,704,905
Withdrawals	(47,652,792)	(145,734,521)

Net decrease in net assets resulting from capital transactions	(38,056,056)	(40,029,616)

Total increase (decrease) in net assets	22,541,615	(31,308,041)

Net assets
Beginning of period	350,895,076	382,203,117

End of period	$373,436,691	$350,895,076

The accompanying notes are an integral part of these financial statements.

Wells Fargo C&B Large Cap Value Portfolio  |  25

Financial highlights

	Six months ended November 30, 2019 (unaudited)	Year ended May 31
		2019	2018	2017	2016	2015
Total return[1]	18.10%	1.80%	6.65%	19.17%	0.35%	10.29%
Ratios to average net assets (annualized)
Gross expenses	0.68%	0.67%	0.67%	0.68%	0.68%	0.68%
Net expenses	0.64%	0.65%	0.66%	0.68%	0.68%	0.68%
Net investment income	1.44%	1.27%	1.02%	1.09%	1.33%	1.20%
Supplemental data
Portfolio turnover rate	12%	47%	42%	89%	29%	35%

[1]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

26  |  Wells Fargo C&B Large Cap Value Portfolio

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo C&B Large Cap Value Portfolio (the “Portfolio”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Portfolio receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.

In a securities lending transaction, the net asset value of the Portfolio is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allows the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Portfolio or pay the Portfolio the market value of the loaned securities. The Portfolio bears the risk of loss with respect to depreciation of its investment of the cash collateral.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Federal and other taxes

The Portfolio is treated as a separate entity for federal income tax purposes. The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All

Wells Fargo C&B Large Cap Value Portfolio  |  27

Notes to financial statements (unaudited)

dividends, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether dividends and gains have been distributed by the Portfolio.

The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of November 30, 2019, the aggregate cost of all investments for federal income tax purposes was $289,117,572 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$105,548,730

Gross unrealized losses	(10,101,133)

Net unrealized gains	$95,447,597

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Common stocks

Communication services	$22,905,050	$0	$0	$22,905,050

Consumer discretionary	31,212,184	0	0	31,212,184

Consumer staples	7,413,942	0	0	7,413,942

Energy	12,583,147	0	0	12,583,147

Financials	104,522,752	0	0	104,522,752

Health care	48,325,618	0	0	48,325,618

Industrials	68,040,264	0	0	68,040,264

Information technology	35,980,262	0	0	35,980,262

Materials	15,412,953	0	0	15,412,953

Real estate	7,652,084	0	0	7,652,084

Short-term investments

Investment companies	30,516,913	0	0	30,516,913

Total assets	$384,565,169	$0	$0	$384,565,169

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the six months ended November 30, 2019, the Portfolio did not have any transfers into/out of Level 3.

28  |  Wells Fargo C&B Large Cap Value Portfolio

Notes to financial statements (unaudited)

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee at the following annual rate based on the Portfolio’s average daily net assets:

Average daily net assets	Advisory fee

First $500 million	0.650%

Next $500 million	0.625

Next $1 billion	0.600

Next $2 billion	0.575

Next $4 billion	0.550

Next $4 billion	0.525

Next $4 billion	0.500

Over $16 billion	0.475

For the six months ended November 30, 2019, the advisory fee was equivalent to an annual rate of 0.65% of the Portfolio’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Funds Management. Cooke & Bieler, L.P., which is not an affiliate of Funds Management, is the subadviser to the Portfolio and is entitled to receive a fee from Funds Management at an annual rate starting at 0.38% and declining to 0.30% as the average daily net assets of the Portfolio increase.

Funds Management has voluntarily waived and/or reimbursed advisory fees to reduce the net operating expense ratio of the Portfolio.

Interfund transactions

The Portfolio may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended November 30, 2019 were $43,626,288 and $84,211,700, respectively.

6. SECURITIES LENDING TRANSACTIONS

The Fund lends its securities through an unaffiliated securities lending agent and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any increases or decreases in the required collateral are exchanged between the Fund and the counterparty on the next business day. Cash collateral received is invested in the Securities Lending Fund which seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments and is exempt from registration under Section 3(c)(7) of the 1940 Act. Securities Lending Fund is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser.

Wells Fargo C&B Large Cap Value Portfolio  |  29

Notes to financial statements (unaudited)

In the event of counterparty default or the failure of a borrower to return a loaned security, the Fund has the right to use the collateral to offset any losses incurred. As of November 30, 2019, the Portfolio had securities lending transactions with the following counterparties which are subject to offset:

Counterparty	Value of securities on loan	Collateral received[1]	Net amount

Scotia Capital (USA) Inc.	$10,384,664	$(10,384,664)	$0

[1]	Collateral received within this table is limited to the collateral for the net transaction with the counterparty.

7. BANK BORROWINGS

The Trust, along with Wells Fargo Variable Trust and Wells Fargo Funds Trust (excluding the money market funds), are parties to a $280,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended November 30, 2019, there were no borrowings by the Portfolio under the agreement.

8. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. As of the end of the period, the Portfolio invests a concentration of its portfolio in the financials sector. A Portfolio that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a portfolio whose investments are not heavily weighted in any sector.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.

10. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has adopted the removal and modification of disclosures early, as permitted, and will adopt the additional new disclosures at the effective date.

30  |  Wells Fargo C&B Large Cap Value Portfolio

Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION

The Fund and Portfolio file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT, which is available by visiting the SEC website at sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Wells Fargo C&B Large Cap Value Fund  |  31

Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 150 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of The Ruth Bancroft Garden (non-profit organization). She is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, from 2009 to 2018	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

32  |  Wells Fargo C&B Large Cap Value Fund

Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Pamela Wheelock[3] (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Wells Fargo C&B Large Cap Value Fund  |  33

Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.

Michelle Rhee[4] (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC, Chief Legal Counsel of Wells Fargo Asset Management and Assistant General Counsel of Wells Fargo Bank, N.A. since 2018. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.

Catherine Kennedy[5] (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 64 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 86 funds and Assistant Treasurer of 64 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

[3]	Pamela Wheelock was re-appointed to the Board effective January 1, 2020.

[4]	Michelle Rhee became Chief Legal Officer effective October 22, 2019.

[5]	Catherine Kennedy became Secretary effective October 22, 2019.

34  |  Wells Fargo C&B Large Cap Value Fund

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2020 Wells Fargo & Company. All rights reserved.

408958 01-19

SA280/SAR280 11-19

Semi-Annual Report

November 30, 2019

Wells Fargo Emerging Growth Fund

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

Reduce clutter. Save trees.
Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/ advantagedelivery

The views expressed and any forward-looking statements are as of November 30, 2019, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Asset Management. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾  MAY LOSE VALUE

Wells Fargo Emerging Growth Fund  |  1

Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

“Sentiment turned and U.S. equity markets gained during June and July.”

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Emerging Growth Fund for the six-month period that ended November 30, 2019. U.S. stock and global bond investors generally saw markets affected by slowing global economic growth, international trade tensions, and simmering geopolitical tensions.

Overall, fixed income had modest gains, while domestic U.S. stocks outperformed foreign equities. For the period, U.S. stocks, based on the S&P 500 Index,1 gained 15.26% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 advanced 8.70%. The MSCI EM Index (Net)3 gained 5.87%. For bond investors, the Bloomberg Barclays U.S. Aggregate Bond Index4 added 3.81%, the Bloomberg Barclays Global Aggregate ex-USD Index5 gained 1.97%, the Bloomberg Barclays Municipal Bond Index6 gained 2.39%, and the ICE BofA U.S. High Yield Index7 returned 4.23%.

Sentiment improved after a volatile start to the year.

After a choppy start to 2019, affected by political uncertainties, slowing European economic growth, and global trade tensions, investors regrouped halfway through the year. Just as the investment horizon appeared to darken, sentiment turned and U.S. equity markets gained during June and July. The gains, primarily driven by geopolitical and monetary policy events, pushed equity markets to new highs. European Central Bank President Mario Draghi said that if the outlook doesn’t improve, the bank would cut rates or buy more assets to prop up inflation. In the U.S., the Federal Reserve (Fed) cut the federal funds rate by 0.25% in July.

But after President Trump backed off of tariff threats against Mexico and China, the U.S. reversed course and threatened to impose higher tariffs on China’s exports after talks failed. China responded with tariff threats of its own and devalued the renminbi, roiling global markets. Major U.S. stock market indices tumbled in late July 2019. Bond prices gained as Treasury yields fell to multi-year lows and the yield curve inverted at multiple points along the 30-year arc.

In a microcosm, August 2019 encapsulated many of the unnerving events that plagued investors for months. The U.S.-China trade relationship swung from antagonistic to hopeful and back again with no signs of compromise. Evidence of a continued global economic slowdown mounted. Central banks in China, New Zealand, and Thailand cut interest rates. Industrial and manufacturing data declined in China, Canada, Japan, and Germany. Adding to the uncertain environment, Italy’s prime minister resigned, many feared a crackdown in Hong Kong as protestors sustained their calls for reform, and Boris Johnson planned to suspend Parliament as Brexit’s deadline neared.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2019. ICE Data Indices, LLC. All rights reserved.

2  |  Wells Fargo Emerging Growth Fund

Letter to shareholders (unaudited)

In the U.S., September 2019 saw the Fed join other central banks in cutting interest rates. U.S. manufacturing data disappointed investors. The U.S. House of Representatives began an impeachment investigation of President Trump. Meanwhile, the Brexit impasse showed no signs of resolution. Officials in China said that hitting the country’s economic growth goals for the year would be difficult in the face of tariffs and trade restrictions. So, while the S&P 500 Index finished the third quarter with the best year-to-date returns in more than 20 years, amid signs of equity investors taking money out of the stock market, concerns about future returns remained.

In October 2019, a relaxing of U.S.-China trade tensions and renewed optimism for a U.K. Brexit deal combined with positive macroeconomic data to support financial markets. The initial estimate of U.S. third-quarter gross domestic product growth, announced in late October, was a resilient 1.9% annualized rate while the U.S. unemployment rate fell to a 50-year low of 3.5% in September. However, despite resilience among U.S. consumers, business confidence declined while manufacturing activity contracted. Concerned with a potential economic slowdown, the Fed lowered interest rates another quarter point in late October, its third rate cut in four months. This helped push the S&P 500 Index to an all-time high while emerging market equities rallied and global bonds declined overall, reflecting a broad pickup in risk appetite.

Equity markets continued to rally in November 2019 despite ongoing geopolitical risks. Although U.S.-China trade tensions didn’t abate, neither did the tariff war escalate. Hopes for a trade deal buoyed investor confidence. U.S. business sentiment improved slightly and manufacturing and services activity picked up. Throughout the month, central bank actions were on hold. With that positive backdrop, developed market equities outpaced those in emerging markets, and U.S. stocks, as reflected by the S&P 500 Index, outperformed non-U.S. stocks overall. The S&P 500 Index ended November on track for its best calendar-year performance since 2013. While consumer confidence and purchasing manager activity rose in the eurozone, China reported weakening manufacturing and consumer data. Bond yields rose marginally, leading to slightly negative returns for global government and investment-grade corporate bonds.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

“Equity markets continued to rally in November despite ongoing geopolitical risks.”

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

Wells Fargo Emerging Growth Fund  |  3

Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser for the affiliated master portfolio1

Wells Capital Management Incorporated

Portfolio managers

Joseph M. Eberhardy, CFA®‡, CPA

Thomas C. Ognar, CFA®‡

Average annual total returns (%) as of November 30, 2019

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)

	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]

Class A (WEMAX)	3-31-2008	2.33	9.26	13.83	8.57	10.57	14.51	1.55	1.28

Class C (WEMCX)	3-31-2008	6.80	9.74	13.66	7.80	9.74	13.66	2.30	2.03

Class R6 (WEGRX)[4]	7-31-2018	–	–	–	9.25	11.10	15.07	1.12	0.85

Administrator Class (WFGDX)	1-31-2007	–	–	–	8.63	10.70	14.70	1.47	1.20

Institutional Class (WEMIX)	3-31-2008	–	–	–	8.91	11.03	15.04	1.22	0.90

Russell 2000® Growth Index[5]	–	–	–	–	10.93	9.48	13.68	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

4  |  Wells Fargo Emerging Growth Fund

Performance highlights (unaudited)

Ten largest holdings (%) as of November 30, 2019[6]

ASGN Incorporated	3.76

Kinsale Capital Group Incorporated	3.57

MasTec Incorporated	3.15

Casella Waste Systems Incorporated Class A	3.09

Rapid7 Incorporated	2.79

Envestnet Incorporated	2.77

Amedisys Incorporated	2.73

Q2 Holdings Incorporated	2.63

Repligen Corporation	2.57

Rexnord Corporation	2.57

Sector distribution as of November 30, 2019[7]

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

[1]

The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single affiliated master portfolio of the Wells Fargo Master Trust with a substantially identical investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.

[2]

Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.20% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[3]

The manager has contractually committed through September 30, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the affiliated master portfolio invests, and extraordinary expenses are excluded from the expense cap. Net expenses from the affiliated master portfolio are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[4]

Historical performance shown for Class R6 shares prior to their inception reflects the performance of Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns for Class R6 shares would be higher.

[5]	The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price/book ratios and higher forecasted growth values. You cannot invest directly in an index.

[6]

The ten largest holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the securities of the affiliated master portfolio allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[7]

Amounts represent the sector distribution of the affiliated master portfolio which are calculated based on the total long-term investments of the affiliated master portfolio. These amounts are subject to change and may have changed since the date specified.

Wells Fargo Emerging Growth Fund  |  5

Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from June 1, 2019 to November 30, 2019.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 6-1-2019	Ending account value 11-30-2019	Expenses paid during the period[1,2]	Annualized net expense ratio[1]

Class A

Actual	$1,000.00	$1,081.42	$6.66	1.28%

Hypothetical (5% return before expenses)	$1,000.00	$1,018.60	$6.46	1.28%

Class C

Actual	$1,000.00	$1,077.72	$10.54	2.03%

Hypothetical (5% return before expenses)	$1,000.00	$1,014.85	$10.23	2.03%

Class R6

Actual	$1,000.00	$1,084.12	$4.43	0.85%

Hypothetical (5% return before expenses)	$1,000.00	$1,020.75	$4.29	0.85%

Administrator Class

Actual	$1,000.00	$1,082.03	$6.25	1.20%

Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$6.06	1.20%

Institutional Class

Actual	$1,000.00	$1,082.94	$4.69	0.90%

Hypothetical (5% return before expenses)	$1,000.00	$1,020.50	$4.55	0.90%

[1]	Amounts reflect net expenses allocated from the affiliated Master Portfolio in which the Fund invests.

[2]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

6  |  Wells Fargo Emerging Growth Fund

Portfolio of investments—November 30, 2019 (unaudited)

Value
Investment Companies: 99.99%

Affiliated Master Portfolio: 99.99%
Wells Fargo Emerging Growth Portfolio	$780,959,270

Total Investment Companies (Cost $516,846,612)	780,959,270

Total investments in securities (Cost $516,846,612)	99.99%	780,959,270

Other assets and liabilities, net	0.01	40,071

Total net assets	100.00%	$780,999,341

Transactions with the affiliated Master Portfolio were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolio	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolio	Dividends allocated from affiliated Master Portfolio	Securities lending income allocated from affiliated Master Portfolio	Affiliated income allocated from affiliated Master Portfolio	Value, end of period	% of net assets
Wells Fargo Emerging Growth Portfolio	91%	92%	$17,189,638	$46,614,392	$382,801	$373,875	$93,527	$780,959,270	99.99%

The accompanying notes are an integral part of these financial statements.

Wells Fargo Emerging Growth Fund  |  7

Statement of assets and liabilities—November 30, 2019 (unaudited)

Assets
Investments in affiliated Master Portfolio, at value (cost $516,846,612)	$780,959,270
Receivable for Fund shares sold	743,783
Receivable from manager	39,022
Prepaid expenses and other assets	61,046

Total assets	781,803,121

Liabilities
Payable for Fund shares redeemed	533,164
Administration fees payable	92,369
Distribution fee payable	998
Shareholder report expenses payable	46,958
Custodian and accounting fees payable	50,876
Trustees’ fees and expenses payable	2,298
Accrued expenses and other liabilities	77,117

Total liabilities	803,780

Total net assets	$780,999,341

Net assets consist of
Paid-in capital	$490,225,811
Total distributable earnings	290,773,530

Total net assets	$780,999,341

Computation of net asset value and offering price per share
Net assets – Class A	$149,560,326
Shares outstanding – Class A1	10,237,449
Net asset value per share – Class A	$14.61
Maximum offering price per share – Class A2	$15.50
Net assets – Class C	$1,603,218
Shares outstanding – Class C1	128,491
Net asset value per share – Class C	$12.48
Net assets – Class R6	$5,194,215
Shares outstanding – Class R6[1]	322,473
Net asset value per share – Class R6	$16.11
Net assets – Administrator Class	$22,691,484
Shares outstanding – Administrator Class[1]	1,496,136
Net asset value per share – Administrator Class	$15.17
Net assets – Institutional Class	$601,950,098
Shares outstanding – Institutional Class[1]	37,471,140
Net asset value per share – Institutional Class	$16.06

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

8  |  Wells Fargo Emerging Growth Fund

Statement of operations—six months ended November 30, 2019 (unaudited)

Investment income
Dividends allocated from affiliated Master Portfolio	$382,801
Securities lending income allocated from affiliated Master Portfolio	373,875
Affiliated income allocated from affiliated Master Portfolio	93,527
Expenses allocated from affiliated Master Portfolio	(3,021,521)

Total investment income	(2,171,318)

Expenses
Management fee	186,976
Administration fees
Class A	153,729
Class C	1,762
Class R6	799
Administrator Class	14,903
Institutional Class	371,518
Shareholder servicing fees
Class A	183,010
Class C	2,098
Administrator Class	28,660
Distribution fee
Class C	6,293
Custody and accounting fees	13,976
Professional fees	15,745
Registration fees	36,868
Shareholder report expenses	43,311
Trustees’ fees and expenses	10,623
Other fees and expenses	7,911

Total expenses	1,078,182
Less: Fee waivers and/or expense reimbursements
Fund-level	(186,976)
Class A	(16,434)
Class C	(185)
Class R6	(586)
Administrator Class	(2,530)
Institutional Class	(207,365)

Net expenses	664,106

Net investment loss	(2,835,424)

Realized and unrealized gains (losses) on investments
Net realized gains on securities transactions allocated from affiliated Master Portfolio	17,189,638
Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolio	46,614,392

Net realized and unrealized gains (losses) on investments	63,804,030

Net increase in net assets resulting from operations	$60,968,606

The accompanying notes are an integral part of these financial statements.

Wells Fargo Emerging Growth Fund  |  9

Statement of changes in net assets

	Six months ended November 30, 2019 (unaudited)		Year ended May 31, 2019

Operations
Net investment loss		$(2,835,424)		$(6,103,434)
Net realized gains on investments		17,189,638		97,676,529
Net change in unrealized gains (losses) on investments		46,614,392		(97,747,120)

Net increase (decrease) in net assets resulting from operations		60,968,606		(6,174,025)

Distributions to shareholders from net investment income and net realized gains
Class A		0		(28,101,143)
Class C		0		(901,234)
Class R6		0		(42,849)[1]
Administrator Class		0		(8,840,125)
Institutional Class		0		(102,793,991)

Total distributions to shareholders		0		(140,679,342)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	110,033	1,531,100	862,093	13,135,712
Class C	3,788	46,413	77,032	1,001,064
Class R6	389,611	5,890,998	14,756 [1]	297,716 [1]
Administrator Class	77,570	1,135,077	429,821	7,044,106
Institutional Class	4,564,402	69,409,076	9,474,160	157,333,266

		78,012,664		178,811,864

Reinvestment of distributions
Class A	0	0	2,156,211	27,319,193
Class C	0	0	82,682	901,234
Class R6	0	0	2,781 [1]	38,603 [1]
Administrator Class	0	0	670,663	8,812,510
Institutional Class	0	0	7,302,150	101,353,848

		0		138,425,388

Payment for shares redeemed
Class A	(671,552)	(9,246,144)	(1,230,646)	(18,738,814)
Class C	(27,327)	(323,939)	(283,432)	(3,327,781)
Class R6	(68,646)	(1,044,256)	(16,029)[1]	(224,477)[1]
Administrator Class	(261,080)	(3,793,890)	(2,404,440)	(34,455,016)
Institutional Class	(6,078,605)	(92,877,560)	(10,946,323)	(181,113,056)

		(107,285,789)		(237,859,144)

Net increase (decrease) in net assets resulting from capital share transactions		(29,273,125)		79,378,108

Total increase (decrease) in net assets		31,695,481		(67,475,259)

Net assets
Beginning of period		749,303,860		816,779,119

End of period		$780,999,341		$749,303,860

[1]	For the period from July 31, 2018 (commencement of class operations) to May 31, 2019

The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo Emerging Growth Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2019 (unaudited)	Year ended May 31
CLASS A		2019	2018	2017	2016	2015
Net asset value, beginning of period	$13.51	$17.04	$14.57	$12.55	$16.70	$14.61
Net investment loss	(0.09)	(0.16)[1]	(0.15)	(0.10)[1]	(0.13)[1]	(0.22)
Net realized and unrealized gains (losses) on investments	1.19	(0.19)	4.57	2.96	(2.28)	3.51

Total from investment operations	1.10	(0.35)	4.42	2.86	(2.41)	3.29
Distributions to shareholders from
Net realized gains	0.00	(3.18)	(1.95)	(0.84)	(1.74)	(1.20)
Net asset value, end of period	$14.61	$13.51	$17.04	$14.57	$12.55	$16.70
Total return[2]	8.14%	(0.84)%	32.91%	23.39%	(14.94)%	23.32%
Ratios to average net assets (annualized)
Gross expenses[3]	1.35%	1.35%	1.36%	1.36%	1.35%	1.39%
Net expenses[3]	1.28%	1.29%	1.35%	1.35%	1.35%	1.37%
Net investment loss[3]	(1.05)%	(1.06)%	(1.01)%	(0.72)%	(0.92)%	(1.20)%
Supplemental data
Portfolio turnover rate[4]	28%	71%	47%	115%	68%	56%
Net assets, end of period (000s omitted)	$149,560	$145,898	$153,526	$129,724	$127,154	$131,638

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2019 (unaudited)	0.81%
Year ended May 31, 2019	0.81%
Year ended May 31, 2018	0.81%
Year ended May 31, 2017	0.81%
Year ended May 31, 2016	0.80%
Year ended May 31, 2015	0.80%

[4]

Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investments in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Emerging Growth Fund  |  11

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2019 (unaudited)	Year ended May 31
CLASS C		2019	2018	2017	2016	2015
Net asset value, beginning of period	$11.58	$15.19	$13.28	$11.58	$15.67	$13.88
Net investment loss	(0.11)[1]	(0.25)[1]	(0.25)[1]	(0.19)[1]	(0.21)	(0.33)
Net realized and unrealized gains (losses) on investments	1.01	(0.18)	4.11	2.73	(2.14)	3.32

Total from investment operations	0.90	(0.43)	3.86	2.54	(2.35)	2.99
Distributions to shareholders from
Net realized gains	0.00	(3.18)	(1.95)	(0.84)	(1.74)	(1.20)
Net asset value, end of period	$12.48	$11.58	$15.19	$13.28	$11.58	$15.67
Total return[2]	7.77%	(1.55)%	31.82%	22.56%	(15.59)%	22.35%
Ratios to average net assets (annualized)
Gross expenses[3]	2.10%	2.10%	2.11%	2.11%	2.10%	2.14%
Net expenses[3]	2.03%	2.04%	2.10%	2.10%	2.10%	2.12%
Net investment loss[3]	(1.80)%	(1.78)%	(1.76)%	(1.46)%	(1.70)%	(1.95)%
Supplemental data
Portfolio turnover rate[4]	28%	71%	47%	115%	68%	56%
Net assets, end of period (000s omitted)	$1,603	$1,761	$4,190	$3,328	$3,815	$5,101

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2019 (unaudited)	0.81%
Year ended May 31, 2019	0.81%
Year ended May 31, 2018	0.81%
Year ended May 31, 2017	0.81%
Year ended May 31, 2016	0.80%
Year ended May 31, 2015	0.80%

[4]

Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investments in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo Emerging Growth Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2019 (unaudited)	Year ended May 31, 2019[1]
CLASS R6
Net asset value, beginning of period	$14.86	$18.70
Net investment loss	(0.05)[2]	(0.07)[2]
Net realized and unrealized gains (losses) on investments	1.30	(0.59)

Total from investment operations	1.25	(0.66)
Distributions to shareholders from
Net realized gains	0.00	(3.18)
Net asset value, end of period	$16.11	$14.86
Total return[3]	8.41%	(2.35)%
Ratios to average net assets (annualized)
Gross expenses[4]	0.92%	0.92%
Net expenses[4]	0.85%	0.85%
Net investment loss[4]	(0.37)%	(0.51)%
Supplemental data
Portfolio turnover rate[5]	28%	71%
Net assets, end of period (000s omitted)	$5,194	$22

[1]	For the period from July, 31, 2018 (commencement of class operations) to May 31, 2019

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

[4]	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2019 (unaudited)	0.81%
Year ended May 31, 2019[1]	0.81%

[5]

Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investments in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Emerging Growth Fund  |  13

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2019 (unaudited)	Year ended May 31
ADMINISTRATOR CLASS		2019	2018	2017	2016	2015
Net asset value, beginning of period	$14.02	$17.54	$14.93	$12.82	$17.00	$14.83
Net investment loss	(0.07)[1]	(0.15)[1]	(0.14)[1]	(0.07)[1]	(0.12)[1]	(0.16)[1]
Net realized and unrealized gains (losses) on investments	1.22	(0.19)	4.70	3.02	(2.32)	3.53

Total from investment operations	1.15	(0.34)	4.56	2.95	(2.44)	3.37
Distributions to shareholders from
Net realized gains	0.00	(3.18)	(1.95)	(0.84)	(1.74)	(1.20)
Net asset value, end of period	$15.17	$14.02	$17.54	$14.93	$12.82	$17.00
Total return[2]	8.20%	(0.75)%	33.06%	23.60%	(14.80)%	23.45%
Ratios to average net assets (annualized)
Gross expenses[3]	1.27%	1.27%	1.28%	1.26%	1.23%	1.21%
Net expenses[3]	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%
Net investment loss[3]	(0.48)%	(0.94)%	(0.86)%	(0.48)%	(0.80)%	(1.03)%
Supplemental data
Portfolio turnover rate[4]	28%	71%	47%	115%	68%	56%
Net assets, end of period (000s omitted)	$22,691	$23,549	$52,335	$50,865	$99,792	$159,813

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

[3]	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2019 (unaudited)	0.81%
Year ended May 31, 2019	0.81%
Year ended May 31, 2018	0.81%
Year ended May 31, 2017	0.81%
Year ended May 31, 2016	0.80%
Year ended May 31, 2015	0.80%

[4]

Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investments in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo Emerging Growth Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2019 (unaudited)	Year ended May 31
INSTITUTIONAL CLASS		2019	2018	2017	2016	2015
Net asset value, beginning of period	$14.83	$18.30	$15.46	$13.20	$17.40	$15.11
Net investment loss	(0.05)	(0.13)	(0.09)	(0.04)[1]	(0.07)	(0.12)
Net realized and unrealized gains (losses) on investments	1.28	(0.16)	4.88	3.14	(2.39)	3.61

Total from investment operations	1.23	(0.29)	4.79	3.10	(2.46)	3.49
Distributions to shareholders from
Net realized gains	0.00	(3.18)	(1.95)	(0.84)	(1.74)	(1.20)
Net asset value, end of period	$16.06	$14.83	$18.30	$15.46	$13.20	$17.40
Total return[2]	8.29%	(0.42)%	33.44%	24.08%	(14.62)%	23.89%
Ratios to average net assets (annualized)
Gross expenses[3]	1.02%	1.02%	1.03%	1.03%	1.01%	0.96%
Net expenses[3]	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Net investment loss[3]	(0.33)%	(0.67)%	(0.56)%	(0.24)%	(0.50)%	(0.73)%
Supplemental data
Portfolio turnover rate[4]	28%	71%	47%	115%	68%	56%
Net assets, end of period (000s omitted)	$601,950	$578,073	$606,729	$534,846	$583,843	$723,946

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

[3]	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2019 (unaudited)	0.81%
Year ended May 31, 2019	0.81%
Year ended May 31, 2018	0.81%
Year ended May 31, 2017	0.81%
Year ended May 31, 2016	0.80%
Year ended May 31, 2015	0.80%

[4]

Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investments in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Emerging Growth Fund  |  15

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Emerging Growth Fund (the “Fund”) which is a diversified series of the Trust.

The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single master portfolio with a substantially identical investment objective and substantially similar investment strategies. The Fund seeks to achieve its investment objective by investing substantially all of its assets in a separate diversified portfolio (the “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. The affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities. The Fund accounts for its investment in the affiliated Master Portfolio as a partnership investment and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the affiliated Master Portfolio for the six months ended November 30, 2019 are included in this report and should be read in conjunction with the Fund’s financial statements. As of November 30, 2019, the Fund owned 92% of Wells Fargo Emerging Growth Portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Investments in the affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which are also valued daily. Securities held in the affiliated Master Portfolio are valued as discussed in the Notes to Financial Statements of the affiliated Master Portfolio, which are included elsewhere in this report.

Investment transactions, income and expenses

Investments in the affiliated Master Portfolio are recorded on a trade basis. The Fund records daily its proportionate share of the affiliated Master Portfolio’s income, expenses and realized and unrealized gains or losses. The Fund also accrues its own expenses.

Distributions to shareholders

Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

16  |  Wells Fargo Emerging Growth Fund

Notes to financial statements (unaudited)

As of November 30, 2019, the aggregate cost of all investments for federal income tax purposes was $515,575,278 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$265,383,992

Gross unrealized losses	0

Net unrealized gains	$265,383,992

As of May 31, 2019, the Fund had current year deferred post-October capital losses and a qualified late-year ordinary loss which were both recognized on the first day of the current fiscal year in the following amounts:

Deferred post-October capital losses	Late-year ordinary losses deferred
Short-term

$(24,372,603)	$(2,341,222)

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

At November 30, 2019, the affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective and the value of the affiliate Master Portfolio was as follows:

Affiliated Master Portfolio	Investment objective	Value of affiliated Master Portfolio

Wells Fargo Emerging Growth Portfolio	Seeks long-term capital appreciation	$780,959,270

The affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund and providing fund-level administrative services in connection with the Fund’s operations. As long as the Fund continues to invest substantially all of its assets in a single affiliated Master Portfolio, the Fund pays Funds Management an investment management fee only for fund-level administrative services at the following annual rate based on the Fund’s average daily net assets:

Average daily net assets	Management fee

First $5 billion	0.05%

Next $5 billion	0.04

Over $10 billion	0.03

For the six months ended November 30, 2019, the management fee was equivalent to an annual rate of 0.05% of the Fund’s average daily net assets.

Funds Management also serves as the adviser to the affiliated Master Portfolio and is entitled to receive a fee from the affiliated Master Portfolio for those services.

Wells Fargo Emerging Growth Fund  |  17

Notes to financial statements (unaudited)

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Class A, Class C	0.21%

Class R6	0.03

Administrator Class, Institutional Class	0.13

Waivers and/or expense reimbursements

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Net expenses from the affiliated Master Portfolio are included in the expense cap. Funds Management has committed through September 30, 2020 to waive fees and/or reimburse expenses to the extent necessary to cap each Fund’s expenses at 1.28% for Class A shares, 2.03% for Class C shares, 0.85% for Class R6 shares, 1.20% for Administrator Class shares, and 0.90% for Institutional Class shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended November 30, 2019, Funds Distributor received $232 from the sale of Class A shares and $7 in contingent deferred sales charges from redemptions of Calss C shares. No contingent deferred sales charges were incurred by Class A for the six months ended November 30, 2019.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in a single affiliated Master Portfolio. Purchases and sales have been calculated by multiplying the Fund’s ownership percentage of the affiliated Master Portfolio by the affiliated Master Portfolio’s purchases and sales. Purchases and sales of investments, excluding short-term securities, for the six months ended November 30, 2019 were $211,053,390 and $251,339,542, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended November 30, 2019, there were no borrowings by the Fund under the agreement.

18  |  Wells Fargo Emerging Growth Fund

Notes to financial statements (unaudited)

7. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. Through its investment in the affiliated Master Portfolio which may invest a substantial portion of its assets in any sector, the Fund may in turn be more affected by changes in that sector than a fund whose investments are not heavily weighted in any sector. As of the end of the period, the Fund invests a concentration of its portfolio in the information technology sector.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has adopted the removal and modification of disclosures early, as permitted, and will adopt the additional new disclosures at the effective date.

Wells Fargo Emerging Growth Fund  |  19

Portfolio of investments—November 30, 2019 (unaudited)

	Shares	Value
Common Stocks: 98.98%

Communication Services: 0.40%

Media: 0.40%
Nexstar Media Group Incorporated Class A	31,100	$3,349,781

Consumer Discretionary: 13.48%

Auto Components: 1.00%
Fox Factory Holding Corporation †	128,200	8,452,226

Diversified Consumer Services: 1.39%
Chegg Incorporated †	240,414	9,320,851
Grand Canyon Education Incorporated †	29,560	2,518,216

		11,839,067

Hotels, Restaurants & Leisure: 4.56%
Eldorado Resorts Incorporated «†	211,000	11,290,610
Lindblad Expeditions Holding †	416,500	6,455,750
Planet Fitness Incorporated Class A †	100,060	7,396,435
Wingstop Incorporated	170,118	13,609,440

		38,752,235

Leisure Products: 1.05%
Yeti Holdings Incorporated «†	279,218	8,884,717

Multiline Retail: 0.91%
Ollie’s Bargain Outlet Holdings Incorporated †	117,660	7,694,964

Specialty Retail: 3.88%
America’s Car-Mart Incorporated †	24,300	2,655,018
Boot Barn Holdings Incorporated †	278,100	11,073,942
Five Below Incorporated †	45,697	5,653,176
Lithia Motors Incorporated Class A	84,380	13,549,740

		32,931,876

Textiles, Apparel & Luxury Goods: 0.69%
Deckers Outdoor Corporation †	35,100	5,903,118

Consumer Staples: 5.08%

Beverages: 0.94%
Boston Beer Company Incorporated Class A †	20,800	7,993,856

Food & Staples Retailing: 1.49%
Grocery Outlet Holding Corporation †	104,637	3,466,624
The Chef’s Warehouse Incorporated †	259,100	9,213,596

		12,680,220

Food Products: 1.72%
Freshpet Incorporated †	271,712	14,601,803

Personal Products: 0.93%
Inter Parfums Incorporated	112,000	7,894,880

Energy: 0.30%

Energy Equipment & Services: 0.30%
Cactus Incorporated Class A	83,899	2,532,911

The accompanying notes are an integral part of these financial statements.

20  |  Wells Fargo Emerging Growth Portfolio

Portfolio of investments—November 30, 2019 (unaudited)

	Shares	Value

Financials: 7.95%

Capital Markets: 1.46%
Assetmark Financial Holdings †	141,259	$3,535,713
Stifel Financial Corporation	141,400	8,840,328

		12,376,041

Insurance: 4.85%
eHealth Incorporated †	61,200	5,646,312
Goosehead Insurance Incorporated Class A †	58,363	2,364,869
Kinsale Capital Group Incorporated †	299,677	30,345,293
Trupanion Incorporated «†	84,400	2,876,352

		41,232,826

Thrifts & Mortgage Finance: 1.64%
LendingTree Incorporated †	38,632	13,927,995

Health Care: 23.74%

Biotechnology: 4.31%
CareDx Incorporated †	107,826	2,212,590
Fate Therapeutics Incorporated †	227,200	3,548,864
Halozyme Therapeutics Incorporated †	258,600	5,014,254
Invitae Corporation «†	288,200	5,735,180
Natera Incorporated †	164,827	6,014,537
The Medicines Company †	100,700	8,478,940
Vericel Corporation †	299,500	5,588,670

		36,593,035

Health Care Equipment & Supplies: 6.99%
Glaukos Corporation †	171,039	10,968,731
iRhythm Technologies Incorporated †	166,662	12,014,664
Neuronetics Incorporated †	139,118	600,990
Orthopediatrics Corporation †	149,401	5,877,435
Shockwave Medical Incorporated †	159,808	6,258,081
SI-BONE Incorporated †	257,997	4,589,767
Silk Road Medical Incorporated †	67,233	2,421,733
Tactile Systems Technology Class I †	132,473	8,506,091
Tandem Diabetes Care Incorporated †	77,900	5,377,437
Vapotherm Incorporated †	246,319	2,724,288

		59,339,217

Health Care Providers & Services: 3.07%
Amedisys Incorporated †	142,400	23,205,504
HealthEquity Incorporated †	46,012	2,893,695

		26,099,199

Health Care Technology: 2.91%
Health Catalyst Incorporated †	96,570	3,836,726
Phreesia Incorporated «†	200,110	5,627,093
Teladoc Incorporated «†	182,579	15,289,165

		24,752,984

Life Sciences Tools & Services: 5.89%
Adaptive Biotechnologies Corporation «†	67,311	1,830,186
Codexis Incorporated †	1,158,849	18,008,513

The accompanying notes are an integral part of these financial statements.

Wells Fargo Emerging Growth Portfolio  |  21

Portfolio of investments—November 30, 2019 (unaudited)

	Shares	Value

Life Sciences Tools & Services (continued)
Neogenomics Incorporated †	321,654	$8,301,890
Repligen Corporation †	246,240	21,853,800

		49,994,389

Pharmaceuticals: 0.57%
MyoKardia Incorporated †	74,400	4,847,160

Industrials: 18.52%

Aerospace & Defense: 3.20%
Kratos Defense & Security Solutions Incorporated †	432,800	7,816,368
Mercury Computer Systems Incorporated †	264,545	19,377,921

		27,194,289

Airlines: 1.32%
SkyWest Incorporated †	178,730	11,195,647

Commercial Services & Supplies: 3.09%
Casella Waste Systems Incorporated Class A †	561,300	26,218,323

Construction & Engineering: 3.15%
MasTec Incorporated †	403,600	26,774,824

Machinery: 2.57%
Hillenbrand Incorporated	1	19
Rexnord Corporation †	691,710	21,851,119

		21,851,138

Professional Services: 3.76%
ASGN Incorporated †	476,243	31,913,043

Road & Rail: 0.60%
Saia Incorporated †	53,700	5,096,130

Trading Companies & Distributors: 0.83%
SiteOne Landscape Supply Incorporated †	79,100	7,020,916

Information Technology: 28.13%

Electronic Equipment, Instruments & Components: 2.19%
Novanta Incorporated †	199,520	18,591,274

IT Services: 3.76%
Endava plc Sponsored ADR †	203,782	9,704,099
EVO Payments Incorporated Class A †	248,857	6,985,416
InterXion Holding NV †	134,020	11,397,061
LiveRamp Holdings Incorporated †	75,900	3,801,831

		31,888,407

Semiconductors & Semiconductor Equipment: 2.93%
Diodes Incorporated †	198,131	9,141,764
Semtech Corporation †	205,200	9,943,992
Silicon Laboratories Incorporated †	55,100	5,836,743

		24,922,499

Software: 19.25%
Altair Engineering Incorporated Class A †	52,953	1,756,451
Anaplan Incorporated †	42,956	2,316,188

The accompanying notes are an integral part of these financial statements.

22  |  Wells Fargo Emerging Growth Portfolio

Portfolio of investments—November 30, 2019 (unaudited)

		Shares	Value

Software (continued)
BlackLine Incorporated †		147,923	$7,961,216
Envestnet Incorporated †		330,492	23,534,335
Everbridge Incorporated †		91,800	8,072,892
Five9 Incorporated †		315,093	21,479,890
Globant SA †		71,600	7,661,200
Mimecast Limited †		173,200	7,681,420
New Relic Incorporated †		84,900	5,774,898
PROS Holdings Incorporated †		62,100	3,868,209
Q2 Holdings Incorporated †		264,243	22,310,036
Rapid7 Incorporated †		422,236	23,674,773
RealPage Incorporated †		53,900	2,966,117
SPS Commerce Incorporated †		199,596	11,243,243
Talend SA ADR †		346,318	13,146,231

			163,447,099

Materials: 1.38%

Chemicals: 1.12%
Ingevity Corporation †		32,600	2,944,106
PQ Group Holdings Incorporated †		413,820	6,563,185

			9,507,291

Metals & Mining: 0.26%
Mayville Engineering Company Incorporated †		239,175	2,236,286

Total Common Stocks (Cost $538,746,489)			840,531,666

	Yield
Short-Term Investments: 5.82%

Investment Companies: 5.82%
Securities Lending Cash Investments LLC (l)(r)(u)	1.77%	33,404,641	33,407,982
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.56	16,002,652	16,002,652

Total Short-Term Investments (Cost $49,409,568)			49,410,634

Total investments in securities (Cost $588,156,057)	104.80%	889,942,300

Other assets and liabilities, net	(4.80)	(40,774,749)

Total net assets	100.00%	$849,167,551

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt

The accompanying notes are an integral part of these financial statements.

Wells Fargo Emerging Growth Portfolio  |  23

Portfolio of investments—November 30, 2019 (unaudited)

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities		Value, end of period	% of net assets

Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	41,141,098	146,826,746	154,563,203	33,404,641	$1,003	$0	$451,308	#	$33,407,982
Wells Fargo Government Money Market Fund Select Class	10,281,602	145,926,791	140,205,741	16,002,652	0	0	102,159		16,002,652

					$1,003	$0	$553,467		$49,410,634	5.82%

#	Amount shown represents income before fees and rebates.

The accompanying notes are an integral part of these financial statements.

24  |  Wells Fargo Emerging Growth Portfolio

Statement of assets and liabilities—November 30, 2019 (unaudited)

Assets
Investments in unaffiliated securities (including $32,653,718 of securities loaned), at value (cost $538,746,489)	$840,531,666
Investments in affiliated securities, at value (cost $49,409,568)	49,410,634
Receivable for investments sold	364,629
Receivable for dividends	88,592
Receivable for securities lending income, net	35,260

Total assets	890,430,781

Liabilities
Payable upon receipt of securities loaned	33,384,840
Payable for investments purchased	7,244,670
Advisory fee payable	548,994
Accrued expenses and other liabilities	84,726

Total liabilities	41,263,230

Total net assets	$849,167,551

The accompanying notes are an integral part of these financial statements.

Wells Fargo Emerging Growth Portfolio  |  25

Statement of operations—six months ended November 30, 2019 (unaudited)

Investment income
Dividends	$417,987
Securities lending income from affiliates, net	408,551
Income from affiliated securities	102,159

Total investment income	928,697

Expenses
Advisory fee	3,226,543
Custody and accounting fees	19,793
Professional fees	23,365
Shareholder report expenses	2,250
Trustees’ fees and expenses	11,745
Other fees and expenses	16,924

Net expenses	3,300,620

Net investment loss	(2,371,923)

Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	18,803,474
Affiliated securities	1,003

Net realized gains on investments	18,804,477
Net change in unrealized gains (losses) on investments	50,871,091

Net realized and unrealized gains (losses) on investments	69,675,568

Net increase in net assets resulting from operations	$67,303,645

The accompanying notes are an integral part of these financial statements.

26  |  Wells Fargo Emerging Growth Portfolio

Statement of changes in net assets

	Six months ended November 30, 2019 (unaudited)	Year ended May 31, 2019

Operations
Net investment loss	$(2,371,923)	$(5,059,099)
Net realized gains on investments	18,804,477	101,592,660
Net change in unrealized gains (losses) on investments	50,871,091	(103,571,551)

Net increase (decrease) in net assets resulting from operations	67,303,645	(7,037,990)

Capital transactions
Transactions in investors’ beneficial interests
Contributions	39,313,595	113,603,214
Withdrawals	(76,940,103)	(166,578,053)

Net decrease in net assets resulting from capital transactions	(37,626,508)	(52,974,839)

Total increase (decrease) in net assets	29,677,137	(60,012,829)

Net assets
Beginning of period	819,490,414	879,503,243

End of period	$849,167,551	$819,490,414

The accompanying notes are an integral part of these financial statements.

Wells Fargo Emerging Growth Portfolio  |  27

Financial highlights

	Six months ended November 30, 2019 (unaudited)	Year ended May 31
		2019	2018	2017	2016	2015
Total return[1]	8.40%	(0.28)%	33.60%	23.97%	(14.47)%	24.02%
Ratios to average net assets (annualized)
Gross expenses	0.81%	0.81%	0.81%	0.81%	0.80%	0.80%
Net expenses	0.81%	0.81%	0.81%	0.81%	0.80%	0.80%
Net investment loss	(0.58)%	(0.57)%	(0.47)%	(0.15)%	(0.40)%	(0.63)%
Supplemental data
Portfolio turnover rate	28%	71%	47%	115%	66%	56%

[1]	Returns for periods of less than one year are not annualized

The accompanying notes are an integral part of these financial statements.

28  |  Wells Fargo Emerging Growth Portfolio

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Emerging Growth Portfolio (the “Portfolio”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Portfolio receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund, if any, is included in securities lending income from affiliates (net of fees and rebates) on the Statement of Operations.
In a securities lending transaction, the net asset value of the Portfolio is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allows the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Portfolio or pay the Portfolio the market value of the loaned securities. The Portfolio bears the risk of loss with respect to depreciation of its investment of the cash collateral.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date.

Wells Fargo Emerging Growth Portfolio  |  29

Notes to financial statements (unaudited)

Federal and other taxes

The Portfolio is treated as a separate entity for federal income tax purposes. The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All dividends, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether dividends and gains have been distributed by the Portfolio.

The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of November 30, 2019, the aggregate cost of all investments for federal income tax purposes was $585,925,490 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$310,713,428

Gross unrealized losses	(6,696,618)

Net unrealized gains	$304,016,810

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Common stocks

Communication services	$3,349,781	$0	$0	$3,349,781

Consumer discretionary	114,458,203	0	0	114,458,203

Consumer staples	43,170,759	0	0	43,170,759

Energy	2,532,911	0	0	2,532,911

Financials	67,536,862	0	0	67,536,862

Health care	201,625,984	0	0	201,625,984

Industrials	157,264,310	0	0	157,264,310

Information technology	238,849,279	0	0	238,849,279

Materials	11,743,577	0	0	11,743,577

Short-term investments

Investment companies	49,410,634	0	0	49,410,634

Total assets	$889,942,300	$0	$0	$889,942,300

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the six months ended November 30, 2019, the Portfolio did not have any transfers into/out of Level 3.

30  |  Wells Fargo Emerging Growth Portfolio

Notes to financial statements (unaudited)

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee at the following annual rate based on the Portfolio’s average daily net assets:

Average daily net assets	Advisory fee

First $500 million	0.800%

Next $500 million	0.775

Next $1 billion	0.750

Next $1 billion	0.725

Next $1 billion	0.700

Over $4 billion	0.680

For the six months ended November 30, 2019, the advisory fee was equivalent to an annual rate of 0.79% of the Portfolio’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Portfolio and is entitled to receive a fee from Funds Management at an annual rate starting at 0.55% and declining to 0.40% as the average daily net assets of the Portfolio increase.

Interfund transactions

The Portfolio may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended November 30, 2019 were $229,486,603 and $273,291,311, respectively.

6. SECURITIES LENDING TRANSACTIONS

The Portfolio lends its securities through an unaffiliated securities lending agent and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any increases or decreases in the required collateral are exchanged between the Portfolio and the counterparty on the next business day. Cash collateral received is invested in the Securities Lending Fund which seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments and is exempt from registration under Section 3(c)(7) of the 1940 Act. Securities Lending Fund is managed by Funds Management and is subadvised by WellsCap. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser.

Wells Fargo Emerging Growth Portfolio  |  31

Notes to financial statements (unaudited)

In the event of counterparty default or the failure of a borrower to return a loaned security, the Portfolio has the right to use the collateral to offset any losses incurred. As of November 30, 2019, the Portfolio had securities lending transactions with the following counterparties which are subject to offset:

Counterparty	Value of securities on loan	Collateral received[1]	Net amount

Bank of America Securities Inc.	$8,264,592	$(8,264,592)	$0

Barclays Capital Inc.	6,525,676	(6,525,676)	0

Citigroup Global Markets Inc.	4,937,128	(4,937,128)	0

Credit Suisse Securities (USA) LLC	228,373	(228,373)	0

JPMorgan Securities LLC	8,343,212	(8,343,212)	0

Morgan Stanley & Co. LLC	4,354,737	(4,354,737)	0
[1]	Collateral received within this table is limited to the collateral for the net transaction with the counterparty.

7. BANK BORROWINGS

The Trust, along with Wells Fargo Variable Trust and Wells Fargo Funds Trust (excluding the money market funds), are parties to a $280,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended November 30, 2019, there were no borrowings by the Portfolio under the agreement.

8. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. As of the end of the period, the Portfolio invests a concentration of its portfolio in the information technology sector. A Portfolio that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a Portfolio whose investments are not heavily weighted in any sector.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.

10. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has adopted the removal and modification of disclosures early, as permitted, and will adopt the additional new disclosures at the effective date.

32  |  Wells Fargo Emerging Growth Portfolio

Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION

The Fund and Portfolio file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT, which is available by visiting the SEC website at sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Wells Fargo Emerging Growth Fund  |  33

Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 150 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of The Ruth Bancroft Garden (non-profit organization). She is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, from 2009 to 2018	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

34  |  Wells Fargo Emerging Growth Fund

Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Pamela Wheelock[3] (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Wells Fargo Emerging Growth Fund  |  35

Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.

Michelle Rhee[4] (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC, Chief Legal Counsel of Wells Fargo Asset Management and Assistant General Counsel of Wells Fargo Bank, N.A. since 2018. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.

Catherine Kennedy[5] (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 64 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 86 funds and Assistant Treasurer of 64 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

[3]	Pamela Wheelock was re-appointed to the Board effective January 1, 2020.

[4]	Michelle Rhee became Chief Legal Officer effective October 22, 2019.

[5]	Catherine Kennedy became Secretary effective October 22, 2019.

36  |  Wells Fargo Emerging Growth Fund

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2020 Wells Fargo & Company. All rights reserved.

408960 01-19

SA282/SAR282 11-19

Semi-Annual Report

November 30, 2019

Wells Fargo Index Fund

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

Reduce clutter. Save trees.
Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of November 30, 2019, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Asset Management. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾  MAY LOSE VALUE

Wells Fargo Index Fund  |  1

Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

“Sentiment turned and U.S. equity markets gained during June and July.”

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Index Fund for the six-month period that ended November 30, 2019. U.S. stock and global bond investors generally saw markets affected by slowing global economic growth, international trade tensions, and simmering geopolitical tensions.

Overall, fixed income had modest gains, while domestic U.S. stocks outperformed foreign equities. For the period, U.S. stocks, based on the S&P 500 Index,1 gained 15.26% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 advanced 8.70%. The MSCI EM Index (Net)3 gained 5.87%. For bond investors, the Bloomberg Barclays U.S. Aggregate Bond Index4 added 3.81%, the Bloomberg Barclays Global Aggregate ex-USD Index5 gained 1.97%, the Bloomberg Barclays Municipal Bond Index6 gained 2.39%, and the ICE BofA U.S. High Yield Index7 returned 4.23%.

Sentiment improved after a volatile start to the year.

After a choppy start to 2019, affected by political uncertainties, slowing European economic growth, and global trade tensions, investors regrouped halfway through the year. Just as the investment horizon appeared to darken, sentiment turned and U.S. equity markets gained during June and July. The gains, primarily driven by geopolitical and monetary policy events, pushed equity markets to new highs. European Central Bank President Mario Draghi said that if the outlook doesn’t improve, the bank would cut rates or buy more assets to prop up inflation. In the U.S., the Federal Reserve (Fed) cut the federal funds rate by 0.25% in July.

But after President Trump backed off of tariff threats against Mexico and China, the U.S. reversed course and threatened to impose higher tariffs on China’s exports after talks failed. China responded with tariff threats of its own and devalued the renminbi, roiling global markets. Major U.S. stock market indices tumbled in late July 2019. Bond prices gained as Treasury yields fell to multi-year lows and the yield curve inverted at multiple points along the 30-year arc.

In a microcosm, August 2019 encapsulated many of the unnerving events that plagued investors for months. The U.S.-China trade relationship swung from antagonistic to hopeful and back again with no signs of compromise. Evidence of a continued global economic slowdown mounted. Central banks in China, New Zealand, and Thailand cut interest rates. Industrial and manufacturing data declined in China, Canada, Japan, and Germany. Adding to the uncertain environment, Italy’s prime minister resigned, many feared a crackdown in Hong Kong as protestors sustained their calls for reform, and Boris Johnson planned to suspend Parliament as Brexit’s deadline neared.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2019. ICE Data Indices, LLC. All rights reserved.

2  |  Wells Fargo Index Fund

Letter to shareholders (unaudited)

In the U.S., September 2019 saw the Fed join other central banks in cutting interest rates. U.S. manufacturing data disappointed investors. The U.S. House of Representatives began an impeachment investigation of President Trump. Meanwhile, the Brexit impasse showed no signs of resolution. Officials in China said that hitting the country’s economic growth goals for the year would be difficult in the face of tariffs and trade restrictions. So, while the S&P 500 Index finished the third quarter with the best year-to-date returns in more than 20 years, amid signs of equity investors taking money out of the stock market, concerns about future returns remained.

In October 2019, a relaxing of U.S.-China trade tensions and renewed optimism for a U.K. Brexit deal combined with positive macroeconomic data to support financial markets. The initial estimate of U.S. third-quarter gross domestic product growth, announced in late October, was a resilient 1.9% annualized rate while the U.S. unemployment rate fell to a 50-year low of 3.5% in September. However, despite resilience among U.S. consumers, business confidence declined while manufacturing activity contracted. Concerned with a potential economic slowdown, the Fed lowered interest rates another quarter point in late October, its third rate cut in four months. This helped push the S&P 500 Index to an all-time high while emerging market equities rallied and global bonds declined overall, reflecting a broad pickup in risk appetite.

Equity markets continued to rally in November 2019 despite ongoing geopolitical risks. Although U.S.-China trade tensions didn’t abate, neither did the tariff war escalate. Hopes for a trade deal buoyed investor confidence. U.S. business sentiment improved slightly and manufacturing and services activity picked up. Throughout the month, central bank actions were on hold. With that positive backdrop, developed market equities outpaced those in emerging markets, and U.S. stocks, as reflected by the S&P 500 Index, outperformed non-U.S. stocks overall. The S&P 500 Index ended November on track for its best calendar-year performance since 2013. While consumer confidence and purchasing manager activity rose in the eurozone, China reported weakening manufacturing and consumer data. Bond yields rose marginally, leading to slightly negative returns for global government and investment-grade corporate bonds.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

“Equity markets continued to rally in November despite ongoing geopolitical risks.”

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

Wells Fargo Index Fund  |  3

Performance highlights (unaudited)

Investment objective

The Fund seeks to replicate the total return of S&P 500 Index, before fees and expenses.

Manager

Wells Fargo Funds Management, LLC

Subadviser for the affiliated master portfolio1

Wells Capital Management Incorporated

Portfolio managers

John R. Campbell, CFA®‡

David Neal, CFA®‡

Robert M. Wicentowski, CFA®‡

Average annual total returns (%) as of November 30, 20192

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)

	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]

Class A (WFILX)	11-4-1998	8.96	9.17	12.21	15.61	10.47	12.88	0.64	0.45

Class C (WFINX)	4-30-1999	13.74	9.64	12.03	14.74	9.64	12.03	1.39	1.20

Administrator Class (WFIOX)	2-14-1985	–	–	–	15.84	10.71	13.18	0.41	0.25

S&P 500 Index[5]	–	–	–	–	16.11	10.98	13.44	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

4  |  Wells Fargo Index Fund

Performance highlights (unaudited)

Ten largest holdings (%) as of November 30, 2019[6]

Microsoft Corporation	4.43

Apple Incorporated	4.36

Amazon.com Incorporated	2.87

Facebook Incorporated Class A	1.86

Berkshire Hathaway Incorporated Class B	1.66

JPMorgan Chase & Company	1.62

Alphabet Incorporated Class C	1.51

Alphabet Incorporated Class A	1.50

Johnson & Johnson	1.39

Visa Incorporated Class A	1.22

Sector distribution as of November 30, 2019[7]

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

[1]

The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single affiliated master portfolio of the Wells Fargo Master Trust with a substantially identical investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.

[2]	Historical performance shown prior to July 19, 2010, is based on the performance of the Fund’s predecessor, Evergreen Equity Index Fund.

[3]

Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[4]

The manager has contractually committed through September 30, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the affiliated master portfolio invests, and extraordinary expenses are excluded from the expense cap. Net expenses from the affiliated master portfolio are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[5]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[6]

The ten largest holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the securities of the affiliated master portfolio allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[7]

Amounts represent the sector distribution of the affiliated master portfolio which are calculated based on the total long-term investments of the affiliated master portfolio. These amounts are subject to change and may have changed since the date specified.

Wells Fargo Index Fund  |  5

Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from June 1, 2019 to November 30, 2019.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 6-1-2019	Ending account value 11-30-2019	Expenses paid during the period[1,2]	Annualized net expense ratio[1]

Class A

Actual	$1,000.00	$1,149.96	$2.42	0.45%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.75	$2.28	0.45%

Class C

Actual	$1,000.00	$1,145.74	$6.44	1.20%

Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$6.06	1.20%

Administrator Class

Actual	$1,000.00	$1,151.27	$1.34	0.25%

Hypothetical (5% return before expenses)	$1,000.00	$1,023.75	$1.26	0.25%

[1]	Amounts reflect net expenses allocated from the affiliated Master Portfolio in which the Fund invests.

[2]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

6  |  Wells Fargo Index Fund

Portfolio of investments—November 30, 2019 (unaudited)

Value

Investment Companies: 101.05%

Affiliated Master Portfolios: 101.05%
Wells Fargo Index Portfolio	$1,186,997,033

Total Investment Companies (Cost $188,317,162)	1,186,997,033

Total investments in securities (Cost $188,317,162)	101.05%	1,186,997,033

Other assets and liabilities, net	(1.05)	(12,291,620)

Total net assets	100.00%	$1,174,705,413

Transactions with the affiliated Master Portfolio were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolio	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolio	Dividends allocated from affiliated Master Portfolio	Affiliated income allocated from affiliated Master Portfolio	Interest allocated from affiliated Master Portfolio	Value, end of period	% of net assets
Wells Fargo Index Portfolio	97%	97%	$104,460,152	$51,297,295	$11,371,492	$221,097	$22,274	$1,186,997,033	101.05%

The accompanying notes are an integral part of these financial statements.

Wells Fargo Index Fund  |  7

Statement of assets and liabilities—November 30, 2019 (unaudited)

Assets
Investments in affiliated Master Portfolio, at value (cost $188,317,162)	$1,186,997,033
Receivable for Fund shares sold	357,635
Receivable from manager	155,391
Prepaid expenses and other assets	148,489

Total assets	1,187,658,548

Liabilities
Payable for Fund shares redeemed	12,364,758
Administration fees payable	180,674
Distribution fee payable	12,649
Trustees’ fees and expenses payable	2,325
Accrued expenses and other liabilities	392,729

Total liabilities	12,953,135

Total net assets	$1,174,705,413

Net assets consist of
Paid-in capital	$(152,220,395)
Total distributable earnings	1,326,925,808

Total net assets	$1,174,705,413

Computation of net asset value and offering price per share
Net assets – Class A	$726,787,008
Shares outstanding – Class A1	12,773,884
Net asset value per share – Class A	$56.90
Maximum offering price per share – Class A2	$60.37
Net assets – Class C	$20,278,750
Shares outstanding – Class C1	353,835
Net asset value per share – Class C	$57.31
Net assets – Administrator Class	$427,639,655
Shares outstanding – Administrator Class[1]	7,394,216
Net asset value per share – Administrator Class	$57.83

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

8  |  Wells Fargo Index Fund

Statement of operations—six months ended November 30, 2019 (unaudited)

Investment income
Dividends allocated from affiliated Master Portfolio (net of foreign withholding taxes of $53,967)	$11,371,492
Affiliated income allocated from affiliated Master Portfolio	221,097
Interest allocated from affiliated Master Portfolio	22,274
Expenses allocated from affiliated Master Portfolio	(676,380)

Total investment income	10,938,483

Expenses
Management fee	293,499
Administration fees
Class A	746,212
Class C	20,725
Administrator Class	288,325
Shareholder servicing fees
Class A	888,347
Class C	24,673
Administrator Class	216,032
Distribution fee
Class C	73,984
Custody and accounting fees	37,208
Professional fees	16,453
Registration fees	49,863
Shareholder report expenses	36,413
Trustees’ fees and expenses	10,623
Other fees and expenses	90,574

Total expenses	2,792,931
Less: Fee waivers and/or expense reimbursements
Fund-level	(293,499)
Class A	(591,578)
Class C	(16,398)
Administrator Class	(300,087)

Net expenses	1,591,369

Net investment income	9,347,114

Realized and unrealized gains (losses) on investments
Net realized gains on securities transactions allocated from affiliated Master Portfolio	104,460,152
Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolio	51,297,295

Net realized and unrealized gains (losses) on investments	155,757,447

Net increase in net assets resulting from operations	$165,104,561

The accompanying notes are an integral part of these financial statements.

Wells Fargo Index Fund  |  9

Statement of changes in net assets

	Six months ended November 30, 2019 (unaudited)		Year ended May 31, 2019

Operations
Net investment income		$9,347,114		$22,631,565
Net realized gains on investments		104,460,152		306,741,725
Net change in unrealized gains (losses) on investments		51,297,295		(284,064,839)

Net increase in net assets resulting from operations		165,104,561		45,308,451

Distributions to shareholders from net investment income and net realized gains
Class A		0		(163,505,563)
Class C		0		(13,933,913)
Administrator Class		0		(171,862,037)

Total distributions to shareholders		0		(349,302,513)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	181,381	9,684,182	1,215,528	63,105,358
Class C	23,272	1,272,761	101,602	5,479,223
Administrator Class	395,142	21,536,198	1,223,311	69,577,734

		32,493,141		138,162,315

Reinvestment of distributions
Class A	0	0	3,265,381	156,770,222
Class C	0	0	255,848	12,342,496
Administrator Class	0	0	2,487,498	121,257,092

		0		290,369,810

Payment for shares redeemed
Class A	(1,080,689)	(58,572,441)	(1,902,710)	(106,045,189)
Class C	(52,164)	(2,819,925)	(1,013,120)	(51,601,044)
Administrator Class	(2,175,112)	(118,090,690)	(7,480,787)	(408,288,013)

		(179,483,056)		(565,934,246)

Net decrease in net assets resulting from capital share transactions		(146,989,915)		(137,402,121)

Total increase (decrease) in net assets		18,114,646		(441,396,184)

Net assets
Beginning of period		1,156,590,767		1,597,986,950

End of period		$1,174,705,413		$1,156,590,767

The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo Index Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2019 (unaudited)	Year ended May 31
CLASS A		2019	2018	2017	2016	2015
Net asset value, beginning of period	$49.48	$63.35	$66.85	$62.85	$67.32	$62.14
Net investment income	0.41	0.82	0.99 [1]	1.05	0.81	1.00
Net realized and unrealized gains (losses) on investments	7.01	0.54	7.99	9.09	(0.17)	5.91

Total from investment operations	7.42	1.36	8.98	10.14	0.64	6.91
Distributions to shareholders from
Net investment income	0.00	(0.90)	(1.02)	(1.16)	(1.08)	(0.96)
Net realized gains	0.00	(14.33)	(11.46)	(4.98)	(4.03)	(0.77)

Total distributions to shareholders	0.00	(15.23)	(12.48)	(6.14)	(5.11)	(1.73)
Net asset value, end of period	$56.90	$49.48	$63.35	$66.85	$62.85	$67.32
Total return[2]	15.00%	3.32%	13.87%	16.94%	1.24%	11.21%
Ratios to average net assets (annualized)
Gross expenses[3]	0.67%	0.65%	0.63%	0.62%	0.63%	0.68%
Net expenses[3]	0.45%	0.45%	0.45%	0.45%	0.48%	0.56%
Net investment income[3]	1.53%	1.51%	1.49%	1.68%	1.78%	1.50%
Supplemental data
Portfolio turnover rate[4]	2%	4%	3%	9%	4%	4%
Net assets, end of period (000s omitted)	$726,787	$676,511	$702,866	$684,004	$639,496	$445,088

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2019 (unaudited)	0.12%
Year ended May 31, 2019	0.11%
Year ended May 31, 2018	0.10%
Year ended May 31, 2017	0.10%
Year ended May 31, 2016	0.10%
Year ended May 31, 2015	0.11%

[4]

Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Index Fund  |  11

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2019 (unaudited)	Year ended May 31
CLASS C		2019	2018	2017	2016	2015
Net asset value, beginning of period	$50.02	$63.67	$67.11	$62.12	$67.55	$62.37
Net investment income	0.21 [1]	0.46 [1]	0.50 [1]	0.66	0.62 [1]	0.50
Net realized and unrealized gains (losses) on investments	7.08	0.52	8.00	9.02	(0.45)	5.94

Total from investment operations	7.29	0.98	8.50	9.68	0.17	6.44
Distributions to shareholders from
Net investment income	0.00	(0.30)	(0.48)	(0.71)	(0.57)	(0.49)
Net realized gains	0.00	(14.33)	(11.46)	(4.98)	(4.03)	(0.77)

Total distributions to shareholders	0.00	(14.63)	(11.94)	(5.69)	(4.60)	(1.26)
Net asset value, end of period	$57.31	$50.02	$63.67	$67.11	$63.12	$67.55
Total return[2]	14.57%	2.54%	13.02%	16.07%	0.48%	10.38%
Ratios to average net assets (annualized)
Gross expenses[3]	1.42%	1.39%	1.38%	1.37%	1.38%	1.43%
Net expenses[3]	1.20%	1.20%	1.20%	1.20%	1.24%	1.31%
Net investment income[3]	0.78%	0.77%	0.72%	0.93%	0.99%	0.75%
Supplemental data
Portfolio turnover rate[4]	2%	4%	3%	9%	4%	4%
Net assets, end of period (000s omitted)	$20,279	$19,146	$66,117	$67,691	$79,858	$83,718

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2019 (unaudited)	0.12%
Year ended May 31, 2019	0.11%
Year ended May 31, 2018	0.10%
Year ended May 31, 2017	0.10%
Year ended May 31, 2016	0.10%
Year ended May 31, 2015	0.11%

[4]

Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo Index Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2019 (unaudited)	Year ended May 31
ADMINISTRATOR CLASS		2019	2018	2017	2016	2015
Net asset value, beginning of period	$50.24	$64.04	$67.43	$63.33	$67.80	$62.56
Net investment income	0.47 [1]	1.02 [1]	1.26	1.41	1.31	1.27
Net realized and unrealized gains (losses) on investments	7.12	0.48	7.94	8.94	(0.51)	5.90

Total from investment operations	7.59	1.50	9.20	10.35	0.80	7.17
Distributions to shareholders from
Net investment income	0.00	(0.97)	(1.13)	(1.27)	(1.24)	(1.16)
Net realized gains	0.00	(14.33)	(11.46)	(4.98)	(4.03)	(0.77)

Total distributions to shareholders	0.00	(15.30)	(12.59)	(6.25)	(5.27)	(1.93)
Net asset value, end of period	$57.83	$50.24	$64.04	$67.43	$63.33	$67.80
Total return[2]	15.13%	3.52%	14.10%	17.18%	1.49%	11.56%
Ratios to average net assets (annualized)
Gross expenses[3]	0.43%	0.41%	0.40%	0.39%	0.40%	0.37%
Net expenses[3]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Net investment income[3]	1.73%	1.72%	1.70%	1.88%	1.97%	1.81%
Supplemental data
Portfolio turnover rate[4]	2%	4%	3%	9%	4%	4%
Net assets, end of period (000s omitted)	$427,640	$460,934	$829,004	$1,151,522	$1,502,276	$1,832,814

[1]	Calculated based upon average shares outstanding

[2]	Return for periods of less than one year are not annualized.

[3]	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2019 (unaudited)	0.12%
Year ended May 31, 2019	0.11%
Year ended May 31, 2018	0.10%
Year ended May 31, 2017	0.10%
Year ended May 31, 2016	0.10%
Year ended May 31, 2015	0.11%

[4]

Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Index Fund  |  13

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Index Fund (the “Fund”) which is a diversified series of the Trust.

The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single master portfolio with a substantially identical investment objective and substantially similar investment strategies. The Fund seeks to achieve its investment objective by investing substantially all of its assets in a separate diversified portfolio (the “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. The affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities. The Fund accounts for its investment in the affiliated Master Portfolio as a partnership investment and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the affiliated Master Portfolio for the six months ended November 30, 2019 are included in this report and should be read in conjunction with the Fund’s financial statements. As of November 30, 2019, the Fund owned 97% of Wells Fargo Index Portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Investments in the affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which are also valued daily. Securities held in the affiliated Master Portfolio are valued as discussed in the Notes to Financial Statements of the affiliated Master Portfolio, which are included elsewhere in this report.

Investment transactions, income and expenses

Investments in the affiliated Master Portfolio are recorded on a trade basis. The Fund records daily its proportionate share of the affiliated Master Portfolio’s income, expenses and realized and unrealized gains or losses. The Fund also accrues its own expenses.

Distributions to shareholders

Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of November 30, 2019, the aggregate cost of all investments for federal income tax purposes was $193,907,302 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$993,089,731

Gross unrealized losses	0

Net unrealized gains	$993,089,731

14  |  Wells Fargo Index Fund

Notes to financial statements (unaudited)

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

At November 30, 2019, the affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective and the value of the affiliate Master Portfolio was as follows:

Affiliated Master Portfolio	Investment objective	Value of affiliated Master Portfolio

Wells Fargo Index Portfolio	Seeks to replicate the total return of the S&P 500 Index, before fees and expenses	$1,186,997,033

The affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund and providing fund-level administrative services in connection with the Fund’s operations. As long as the Fund continues to invest substantially all of its assets in a single affiliated Master Portfolio, the Fund pays Funds Management an investment management fee only for fund-level administrative services at the following annual rate based on the Fund’s average daily net assets:

Average daily net assets	Management fee

First $5 billion	0.05%

Next $5 billion	0.04

Over $10 billion	0.03

For the six months ended November 30, 2019, the management fee was equivalent to an annual rate of 0.05% of the Fund’s average daily net assets.

Funds Management also serves as the adviser to the affiliated Master Portfolio and is entitled to receive a fee from the affiliated Master Portfolio for those services.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Class A, Class C	0.21%

Administrator Class	0.13

Waivers and/or expense reimbursements

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Net expenses from the affiliated Master Portfolio are included in the

Wells Fargo Index Fund  |  15

Notes to financial statements (unaudited)

expense caps. Funds Management has committed through September 30, 2020 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.45% for Class A shares, 1.20% for Class C shares, and 0.25% for Administrator Class shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended November 30, 2019, Funds Distributor received $4,934 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended November 30, 2019.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Class C of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. Administrator Class is charged a fee at an annual rate of 0.10% of its average daily net assets. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

The Fund seeks to achieve its investment objective by investing substantially all of its assets in a single affiliated Master Portfolio. Purchases and sales have been calculated by multiplying the Fund’s ownership percentage of the affiliated Master Portfolio by the affiliated Master Portfolio’s purchases and sales. Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended November 30, 2019 were $24,920,098 and $164,032,692, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended November 30, 2019, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

8. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has adopted the removal and modification of disclosures early, as permitted, and will adopt the additional new disclosures at the effective date.

16  |  Wells Fargo Index Fund

Portfolio of investments—November 30, 2019 (unaudited)

	Shares	Value
Common Stocks: 95.88%

Communication Services: 10.02%

Diversified Telecommunication Services: 1.97%
AT&T Incorporated †	329,334	$12,310,496
CenturyLink Incorporated	44,246	641,125
Verizon Communications Incorporated †	186,414	11,229,579

		24,181,200

Entertainment: 1.86%
Activision Blizzard Incorporated	34,571	1,895,528
Electronic Arts Incorporated †	13,283	1,341,716
Netflix Incorporated †	19,734	6,209,500
Take-Two Interactive Software Incorporated †	5,101	619,006
The Walt Disney Company	81,190	12,306,780
Viacom Incorporated Class B †	15,954	384,013

		22,756,543

Interactive Media & Services: 4.76%
Alphabet Incorporated Class A †	13,500	17,605,215
Alphabet Incorporated Class C †	13,620	17,773,555
Facebook Incorporated Class A †	108,428	21,863,422
TripAdvisor Incorporated	4,732	134,389
Twitter Incorporated †	34,841	1,076,935

		58,453,516

Media: 1.34%
CBS Corporation Class B	14,749	595,565
Charter Communications Incorporated Class A †	7,287	3,424,963
Comcast Corporation Class A	204,421	9,025,187
Discovery Communications Incorporated Class A †«	7,123	234,632
Discovery Communications Incorporated Class C †	15,638	477,272
DISH Network Corporation Class A †	11,430	390,563
Fox Corporation Class A	15,975	571,266
Fox Corporation Class B †	7,318	255,984
Interpublic Group of Companies Incorporated	17,453	390,947
News Corporation Class A †	17,381	223,867
News Corporation Class B †	5,488	72,277
Omnicom Group Incorporated	9,804	779,222

		16,441,745

Wireless Telecommunication Services: 0.09%
T-Mobile US Incorporated †	14,249	1,119,259

Consumer Discretionary: 9.39%

Auto Components: 0.12%
Aptiv plc	11,547	1,084,032
BorgWarner Incorporated	9,308	391,401

		1,475,433

Automobiles: 0.32%
Ford Motor Company †	176,633	1,600,295
General Motors Company †	56,627	2,038,572
Harley-Davidson Incorporated	7,064	256,988

		3,895,855

The accompanying notes are an integral part of these financial statements.

Wells Fargo Index Portfolio  |  17

Portfolio of investments—November 30, 2019 (unaudited)

	Shares	Value

Distributors: 0.10%
Genuine Parts Company †	6,584	$687,172
LKQ Corporation †	13,891	490,074

		1,177,246

Diversified Consumer Services: 0.02%
H&R Block Incorporated	9,047	220,566

Hotels, Restaurants & Leisure: 1.78%
Carnival Corporation	18,047	813,559
Chipotle Mexican Grill Incorporated †	1,150	936,008
Darden Restaurants Incorporated †	5,535	655,565
Hilton Worldwide Holdings Incorporated †	12,929	1,357,545
Las Vegas Sands Corporation †	15,266	957,942
Marriott International Incorporated Class A	12,321	1,729,376
McDonald’s Corporation	34,229	6,656,856
MGM Resorts International	23,501	750,857
Norwegian Cruise Line Holdings Limited †	9,717	521,220
Royal Caribbean Cruises Limited †	7,745	929,555
Starbucks Corporation †	53,950	4,608,949
Wynn Resorts Limited	4,365	527,510
Yum! Brands Incorporated †	13,714	1,380,588

		21,825,530

Household Durables: 0.38%
D.R. Horton Incorporated	15,168	839,549
Garmin Limited †	6,512	636,157
Leggett & Platt Incorporated	5,925	309,996
Lennar Corporation Class A †	12,818	764,594
Mohawk Industries Incorporated †	2,699	376,160
Newell Rubbermaid Incorporated	17,175	330,104
NVR Incorporated †	155	587,743
Pulte Group Incorporated †	11,618	460,654
Whirlpool Corporation †	2,863	409,695

		4,714,652

Internet & Direct Marketing Retail: 3.20%
Amazon.com Incorporated †	18,728	33,725,382
Booking Holdings Incorporated †	1,916	3,648,121
eBay Incorporated †	35,536	1,262,239
Expedia Group Incorporated †	6,303	640,763

		39,276,505

Leisure Products: 0.05%
Hasbro Incorporated †	5,676	577,249

Multiline Retail: 0.52%
Dollar General Corporation	11,586	1,823,173
Dollar Tree Incorporated †	10,665	975,421
Kohl’s Corporation †	7,172	337,156
Macy’s Incorporated †«	13,923	213,300
Nordstrom Incorporated	4,818	183,903
Target Corporation †	23,028	2,878,730

		6,411,683

The accompanying notes are an integral part of these financial statements.

18  |  Wells Fargo Index Portfolio

Portfolio of investments—November 30, 2019 (unaudited)

	Shares	Value

Specialty Retail: 2.22%
Advance Auto Parts Incorporated	3,217	$505,326
AutoZone Incorporated †	1,106	1,302,780
Best Buy Company Incorporated	10,454	843,011
CarMax Incorporated †	7,463	725,851
L Brands Incorporated	10,464	200,281
Lowe’s Companies Incorporated †	34,786	4,080,746
O’Reilly Automotive Incorporated †	3,449	1,525,424
Ross Stores Incorporated †	16,437	1,909,158
The Gap Incorporated †	9,654	160,353
The Home Depot Incorporated	49,360	10,884,374
The TJX Companies Incorporated †	54,488	3,330,851
Tiffany & Company †	4,900	655,620
Tractor Supply Company	5,375	507,615
ULTA Beauty Incorporated †	2,652	620,197

		27,251,587

Textiles, Apparel & Luxury Goods: 0.68%
Capri Holdings Limited †	6,832	253,740
HanesBrands Incorporated	16,295	245,566
Nike Incorporated Class B	56,423	5,274,986
PVH Corporation	3,342	324,040
Ralph Lauren Corporation †	2,336	250,746
Tapestry Incorporated	12,929	347,661
Under Armour Incorporated Class A †	8,480	160,187
Under Armour Incorporated Class C †	8,760	151,548
VF Corporation	14,716	1,302,955

		8,311,429

Consumer Staples: 6.95%

Beverages: 1.73%
Brown-Forman Corporation Class B	8,204	556,395
Constellation Brands Incorporated Class A	7,538	1,402,520
Molson Coors Brewing Company Class B	8,467	427,414
Monster Beverage Corporation †	17,436	1,043,022
PepsiCo Incorporated	63,017	8,559,599
The Coca-Cola Company	173,452	9,262,337

		21,251,287

Food & Staples Retailing: 1.51%
Costco Wholesale Corporation	19,822	5,942,834
Sysco Corporation	23,129	1,863,041
The Kroger Company †	36,003	984,322
Walgreens Boots Alliance Incorporated	34,193	2,037,903
Walmart Incorporated †	64,097	7,633,312

		18,461,412

Food Products: 1.08%
Archer Daniels Midland Company †	25,103	1,077,672
Campbell Soup Company	7,601	353,979
ConAgra Foods Incorporated	21,932	633,177
General Mills Incorporated †	27,200	1,450,304
Hormel Foods Corporation †	12,515	557,293
Kellogg Company †	11,207	729,800
Lamb Weston Holdings Incorporated	6,566	551,413

The accompanying notes are an integral part of these financial statements.

Wells Fargo Index Portfolio  |  19

Portfolio of investments—November 30, 2019 (unaudited)

	Shares	Value

Food Products (continued)
McCormick & Company Incorporated †	5,546	$938,661
Mondelez International Incorporated Class A	64,999	3,415,047
The Hershey Company †	6,714	994,746
The J.M. Smucker Company	5,140	540,163
The Kraft Heinz Company	28,043	855,312
Tyson Foods Incorporated Class A	13,281	1,193,829

		13,291,396

Household Products: 1.64%
Church & Dwight Company Incorporated †	11,137	782,263
Colgate-Palmolive Company	38,671	2,622,667
Kimberly-Clark Corporation	15,513	2,115,042
The Clorox Company	5,667	840,019
The Procter & Gamble Company	112,796	13,767,880

		20,127,871

Personal Products: 0.17%
Coty Incorporated Class A	13,257	152,986
The Estee Lauder Companies Incorporated Class A	9,971	1,949,031

		2,102,017

Tobacco: 0.82%
Altria Group Incorporated †	84,197	4,184,591
Philip Morris International Incorporated †	70,123	5,815,300

		9,999,891

Energy: 4.05%

Energy Equipment & Services: 0.38%
Baker Hughes Incorporated	29,257	655,942
Halliburton Company †	39,479	828,664
Helmerich & Payne Incorporated	4,932	194,962
National Oilwell Varco Incorporated	17,393	392,212
Schlumberger Limited	62,333	2,256,455
TechnipFMC plc	18,916	356,377

		4,684,612

Oil, Gas & Consumable Fuels: 3.67%
Apache Corporation	16,945	377,535
Cabot Oil & Gas Corporation †	18,857	300,581
Chevron Corporation †	85,564	10,022,111
Cimarex Energy Company	4,573	210,221
Concho Resources Incorporated †	9,063	657,611
ConocoPhillips †	50,035	2,999,098
Devon Energy Corporation	18,218	398,792
Diamondback Energy Incorporated	7,349	568,372
EOG Resources Incorporated †	26,157	1,854,531
Exxon Mobil Corporation	190,700	12,992,391
Hess Corporation †	11,665	724,280
HollyFrontier Corporation †	6,824	351,777
Kinder Morgan Incorporated †	87,748	1,720,738
Marathon Oil Corporation †	36,239	422,184
Marathon Petroleum Corporation	29,671	1,799,249
Noble Energy Incorporated †	21,555	447,482
Occidental Petroleum Corporation †	40,315	1,554,950

The accompanying notes are an integral part of these financial statements.

20  |  Wells Fargo Index Portfolio

Portfolio of investments—November 30, 2019 (unaudited)

	Shares	Value

Oil, Gas & Consumable Fuels (continued)
ONEOK Incorporated	18,613	$1,322,454
Phillips 66	20,216	2,319,180
Pioneer Natural Resources Company	7,533	963,019
The Williams Companies Incorporated	54,627	1,241,125
Valero Energy Corporation	18,678	1,783,562

		45,031,243

Financials: 12.59%

Banks: 5.46%
Bank of America Corporation †	377,581	12,580,999
BB&T Corporation †	34,532	1,889,591
Citigroup Incorporated	101,818	7,648,568
Citizens Financial Group Incorporated †	20,151	775,007
Comerica Incorporated	6,732	474,000
Fifth Third Bancorp	32,924	993,976
First Republic Bank	7,582	833,262
Huntington Bancshares Incorporated	46,777	696,510
JPMorgan Chase & Company	144,114	18,988,461
KeyCorp †	45,218	876,777
M&T Bank Corporation	6,025	992,559
People’s United Financial Incorporated †	19,989	329,819
PNC Financial Services Group Incorporated †	20,068	3,074,618
Regions Financial Corporation	44,971	748,317
SunTrust Banks Incorporated †	20,009	1,417,438
SVB Financial Group †	2,323	538,309
US Bancorp	64,632	3,879,859
Wells Fargo & Company (l)	180,715	9,841,739
Zions Bancorporation	7,976	397,045

		66,976,854

Capital Markets: 2.66%
Affiliated Managers Group Incorporated	2,282	194,814
Ameriprise Financial Incorporated	5,898	966,505
Bank of New York Mellon Corporation	38,663	1,893,327
BlackRock Incorporated	5,295	2,620,548
CBOE Holdings Incorporated †	5,034	598,543
CME Group Incorporated	16,140	3,272,062
E*TRADE Financial Corporation	10,222	452,835
Franklin Resources Incorporated	12,712	349,453
Intercontinental Exchange Incorporated	25,258	2,378,546
Invesco Limited	17,363	304,894
MarketAxess Holdings Incorporated	1,702	687,302
Moody’s Corporation	7,334	1,662,398
Morgan Stanley	56,614	2,801,261
MSCI Incorporated †	3,817	989,328
Northern Trust Corporation †	9,685	1,038,619
Raymond James Financial Incorporated	5,569	500,208
S&P Global Incorporated	11,101	2,937,880
State Street Corporation	16,793	1,261,154
T. Rowe Price Group Incorporated	10,617	1,311,837
The Charles Schwab Corporation †	52,435	2,595,533
The Goldman Sachs Group Incorporated	14,585	3,228,390
The NASDAQ OMX Group Incorporated	5,196	544,541

		32,589,978

The accompanying notes are an integral part of these financial statements.

Wells Fargo Index Portfolio  |  21

Portfolio of investments—November 30, 2019 (unaudited)

	Shares	Value

Consumer Finance: 0.65%
American Express Company	30,663	$3,683,240
Capital One Financial Corporation	21,198	2,120,012
Discover Financial Services †	14,343	1,217,290
Synchrony Financial	27,510	1,029,149

		8,049,691

Diversified Financial Services: 1.59%
Berkshire Hathaway Incorporated Class B †	88,378	19,469,673

Insurance: 2.23%
AFLAC Incorporated †	33,370	1,830,011
American International Group Incorporated	39,208	2,064,693
Aon plc	10,630	2,164,374
Arthur J. Gallagher & Company †	8,386	782,162
Assurant Incorporated †	2,755	366,057
Chubb Limited	20,541	3,111,551
Cincinnati Financial Corporation	6,846	732,864
Everest Reinsurance Group Limited	1,836	498,033
Globe Life Incorporated	4,524	464,886
Lincoln National Corporation	9,023	532,808
Loews Corporation	11,721	596,599
Marsh & McLennan Companies Incorporated	22,820	2,466,157
MetLife Incorporated †	35,876	1,790,571
Principal Financial Group Incorporated	11,686	643,899
Prudential Financial Incorporated	18,119	1,696,301
The Allstate Corporation	14,837	1,652,100
The Hartford Financial Services Group Incorporated †	16,297	1,008,132
The Progressive Corporation †	26,351	1,924,941
The Travelers Companies Incorporated	11,736	1,604,546
Unum Group	9,403	289,048
Willis Towers Watson plc	5,814	1,142,102

		27,361,835

Health Care: 13.49%

Biotechnology: 1.98%
AbbVie Incorporated	66,637	5,846,064
Alexion Pharmaceuticals Incorporated †	10,106	1,151,478
Amgen Incorporated	27,029	6,344,247
Biogen Idec Incorporated †	8,313	2,492,321
Gilead Sciences Incorporated	57,080	3,838,059
Incyte Corporation †	8,045	757,517
Regeneron Pharmaceuticals Incorporated †	3,602	1,329,138
Vertex Pharmaceuticals Incorporated †	11,585	2,568,974

		24,327,798

Health Care Equipment & Supplies: 3.39%
Abbott Laboratories	79,658	6,806,776
ABIOMED Incorporated †	2,045	401,188
Align Technology Incorporated †	3,276	908,566
Baxter International Incorporated	23,011	1,886,212
Becton Dickinson & Company †	12,167	3,145,170
Boston Scientific Corporation †	62,783	2,715,365
Danaher Corporation †	28,776	4,200,720
Dentsply Sirona Incorporated	10,104	571,280
Edwards Lifesciences Corporation †	9,373	2,295,823

The accompanying notes are an integral part of these financial statements.

22  |  Wells Fargo Index Portfolio

Portfolio of investments—November 30, 2019 (unaudited)

	Shares	Value

Health Care Equipment & Supplies (continued)
Hologic Incorporated †	12,048	$618,303
IDEXX Laboratories Incorporated †	3,880	976,130
Intuitive Surgical Incorporated †	5,195	3,080,116
Medtronic plc †	60,470	6,735,753
ResMed Incorporated †	6,475	968,660
Stryker Corporation †	14,462	2,962,685
Teleflex Incorporated	2,084	736,361
The Cooper Companies Incorporated	2,234	699,443
Varian Medical Systems Incorporated †	4,104	548,828
Zimmer Biomet Holdings Incorporated	9,254	1,344,421

		41,601,800

Health Care Providers & Services: 2.77%
AmerisourceBergen Corporation	6,854	602,535
Anthem Incorporated	11,530	3,328,250
Cardinal Health Incorporated	13,437	739,438
Centene Corporation †	18,642	1,127,282
Cigna Corporation †	17,019	3,402,438
CVS Health Corporation	58,615	4,411,951
DaVita HealthCare Partners Incorporated †	4,092	293,683
HCA Healthcare Incorporated	11,987	1,662,117
Henry Schein Incorporated †	6,682	460,390
Humana Incorporated	6,089	2,077,749
Laboratory Corporation of America Holdings †	4,403	758,593
McKesson Corporation	8,334	1,205,430
Quest Diagnostics Incorporated	6,070	646,759
UnitedHealth Group Incorporated	42,713	11,954,087
Universal Health Services Incorporated Class B	3,661	510,673
WellCare Health Plans Incorporated †	2,268	730,455

		33,911,830

Health Care Technology: 0.08%
Cerner Corporation †	14,350	1,027,317

Life Sciences Tools & Services: 0.98%
Agilent Technologies Incorporated †	13,948	1,126,580
Illumina Incorporated †	6,625	2,125,035
IQVIA Holdings Incorporated †	8,211	1,198,642
Mettler-Toledo International Incorporated †	1,109	797,826
PerkinElmer Incorporated †	5,006	465,057
Thermo Fisher Scientific Incorporated	18,050	5,666,798
Waters Corporation †	3,009	668,209

		12,048,147

Pharmaceuticals: 4.29%
Allergan plc	14,785	2,734,338
Bristol-Myers Squibb Company	105,669	6,016,793
Eli Lilly & Company	38,291	4,493,449
Johnson & Johnson	118,950	16,354,436
Merck & Company Incorporated †	115,399	10,060,485
Mylan NV †	23,251	436,654
Perrigo Company plc	6,132	314,142
Pfizer Incorporated †	249,290	9,602,651
Zoetis Incorporated †	21,524	2,594,072

		52,607,020

The accompanying notes are an integral part of these financial statements.

Wells Fargo Index Portfolio  |  23

Portfolio of investments—November 30, 2019 (unaudited)

	Shares	Value

Industrials: 8.92%

Aerospace & Defense: 2.49%
Arconic Incorporated	17,459	$540,531
General Dynamics Corporation	10,545	1,916,448
Huntington Ingalls Industries Incorporated †	1,863	468,861
L3Harris Technologies Incorporated	10,064	2,023,770
Lockheed Martin Corporation	11,201	4,379,927
Northrop Grumman Corporation	7,092	2,494,753
Raytheon Company	12,552	2,729,056
Textron Incorporated	10,372	479,601
The Boeing Company	24,094	8,822,741
TransDigm Group Incorporated †	2,237	1,268,603
United Technologies Corporation	36,559	5,423,162

		30,547,453

Air Freight & Logistics: 0.53%
C.H. Robinson Worldwide Incorporated †	6,102	468,939
Expeditors International of Washington Incorporated †	7,695	575,278
FedEx Corporation †	10,817	1,731,261
United Parcel Service Incorporated Class B	31,475	3,768,502

		6,543,980

Airlines: 0.37%
Alaska Air Group Incorporated †	5,556	383,420
American Airlines Group Incorporated	17,861	513,325
Delta Air Lines Incorporated	26,082	1,494,759
Southwest Airlines Company †	21,804	1,256,783
United Continental Holdings Incorporated †	9,959	924,195

		4,572,482

Building Products: 0.27%
A.O. Smith Corporation	6,236	301,822
Allegion plc	4,209	505,206
Fortune Brands Home & Security Incorporated †	6,305	398,854
Johnson Controls International plc †	35,863	1,536,012
Masco Corporation	13,046	607,291

		3,349,185

Commercial Services & Supplies: 0.39%
Cintas Corporation †	3,742	961,919
Copart Incorporated †	9,087	808,743
Republic Services Incorporated	9,541	845,810
Rollins Incorporated	6,347	227,540
Waste Management Incorporated	17,591	1,986,200

		4,830,212

Construction & Engineering: 0.07%
Jacobs Engineering Group Incorporated †	6,107	562,394
Quanta Services Incorporated †	6,408	266,829

		829,223

Electrical Equipment: 0.48%
AMETEK Incorporated	10,292	1,019,011
Eaton Corporation plc †	18,930	1,751,025
Emerson Electric Company	27,723	2,047,621
Rockwell Automation Incorporated †	5,274	1,032,860

		5,850,517

The accompanying notes are an integral part of these financial statements.

24  |  Wells Fargo Index Portfolio

Portfolio of investments—November 30, 2019 (unaudited)

	Shares	Value

Industrial Conglomerates: 1.33%
3M Company	25,928	$4,401,797
General Electric Company †	393,338	4,432,919
Honeywell International Incorporated	32,429	5,790,198
Roper Technologies Incorporated †	4,687	1,689,054

		16,313,968

Machinery: 1.56%
Caterpillar Incorporated	25,356	3,669,774
Cummins Incorporated	7,112	1,300,500
Deere & Company †	14,192	2,384,966
Dover Corporation	6,555	730,751
Flowserve Corporation †	5,912	287,914
Fortive Corporation †	13,308	960,438
IDEX Corporation †	3,419	556,408
Illinois Tool Works Incorporated †	13,267	2,312,836
Ingersoll-Rand plc †	10,888	1,427,526
PACCAR Incorporated	15,611	1,270,267
Parker-Hannifin Corporation	5,789	1,150,795
Pentair plc	7,574	335,907
Snap-on Incorporated	2,488	399,224
Stanley Black & Decker Incorporated	6,839	1,078,784
Wabtec Corporation	8,208	644,903
Xylem Incorporated	8,114	628,916

		19,139,909

Professional Services: 0.31%
Equifax Incorporated	5,448	760,759
IHS Markit Limited †	18,078	1,313,367
Nielsen Holdings plc	16,031	313,406
Robert Half International Incorporated	5,299	308,402
Verisk Analytics Incorporated	7,369	1,086,780

		3,782,714

Road & Rail: 0.95%
CSX Corporation †	35,975	2,573,652
J.B. Hunt Transport Services Incorporated †	3,850	445,137
Kansas City Southern	4,534	691,072
Norfolk Southern Corporation	11,872	2,297,232
Union Pacific Corporation	31,754	5,588,386

		11,595,479

Trading Companies & Distributors: 0.17%
Fastenal Company †	25,845	918,014
United Rentals Incorporated †	3,478	532,308
W.W. Grainger Incorporated	1,992	631,364

		2,081,686

Information Technology: 21.90%

Communications Equipment: 0.91%
Arista Networks Incorporated †	2,453	478,654
Cisco Systems Incorporated	191,340	8,669,615
F5 Networks Incorporated †	2,710	394,874
Juniper Networks Incorporated	15,586	390,585
Motorola Solutions Incorporated	7,462	1,248,393

		11,182,121

The accompanying notes are an integral part of these financial statements.

Wells Fargo Index Portfolio  |  25

Portfolio of investments—November 30, 2019 (unaudited)

	Shares	Value

Electronic Equipment, Instruments & Components: 0.50%
Amphenol Corporation Class A	13,406	$1,394,224
CDW Corporation of Delaware	6,522	880,796
Corning Incorporated †	35,194	1,022,034
FLIR Systems Incorporated	6,112	327,359
IPG Photonics Corporation †	1,607	228,339
Keysight Technologies Incorporated †	8,454	904,832
TE Connectivity Limited	15,141	1,403,722

		6,161,306

IT Services: 5.27%
Accenture plc Class A †	28,717	5,776,712
Akamai Technologies Incorporated †	7,436	647,824
Alliance Data Systems Corporation	1,846	197,356
Automatic Data Processing Incorporated	19,558	3,340,115
Broadridge Financial Solutions Incorporated	5,151	637,230
Cognizant Technology Solutions Corporation Class A	24,892	1,595,826
DXC Technology Company	11,807	440,755
Fidelity National Information Services Incorporated †	27,649	3,819,709
Fiserv Incorporated †	25,727	2,990,506
FleetCor Technologies Incorporated †	3,902	1,197,602
Gartner Incorporated †	4,063	651,949
Global Payments Incorporated †	13,523	2,449,015
International Business Machines Corporation	39,927	5,368,185
Jack Henry & Associates Incorporated †	3,470	527,232
Leidos Holdings Incorporated	6,093	553,488
MasterCard Incorporated Class A †	40,238	11,758,751
Paychex Incorporated	14,415	1,241,420
PayPal Holdings Incorporated †	53,034	5,728,202
VeriSign Incorporated †	4,695	895,524
Visa Incorporated Class A	77,836	14,361,520
Western Union Company	19,105	513,542

		64,692,463

Semiconductors & Semiconductor Equipment: 3.93%
Advanced Micro Devices Incorporated †	48,927	1,915,492
Analog Devices Incorporated	16,650	1,880,618
Applied Materials Incorporated	41,635	2,410,667
Broadcom Incorporated	17,942	5,673,440
Intel Corporation	199,665	11,590,553
KLA-Tencor Corporation	7,178	1,176,187
Lam Research Corporation	6,514	1,738,131
Maxim Integrated Products Incorporated	12,227	692,904
Microchip Technology Incorporated «	10,729	1,014,320
Micron Technology Incorporated †	49,750	2,363,623
NVIDIA Corporation †	27,448	5,949,080
Qorvo Incorporated †	5,309	553,251
QUALCOMM Incorporated	51,464	4,299,817
Skyworks Solutions Incorporated †	7,739	760,744
Texas Instruments Incorporated	42,079	5,058,317
Xilinx Incorporated	11,385	1,056,300

		48,133,444

Software: 6.75%
Adobe Systems Incorporated †	21,879	6,772,207
ANSYS Incorporated †	3,791	965,530
Autodesk Incorporated †	9,897	1,790,367

The accompanying notes are an integral part of these financial statements.

26  |  Wells Fargo Index Portfolio

Portfolio of investments—November 30, 2019 (unaudited)

	Shares	Value

Software (continued)
Cadence Design Systems Incorporated †	12,627	$887,047
Citrix Systems Incorporated	5,546	625,644
Fortinet Incorporated †	6,397	672,389
Intuit Incorporated	11,722	3,034,709
Microsoft Corporation †	344,136	52,095,308
Nortonlifelock Incoporated	25,627	638,112
Oracle Corporation †	99,230	5,570,772
Salesforce.com Incorporated †	39,527	6,438,553
ServiceNow Incorporated †	8,449	2,391,405
Synopsys Incorporated †	6,774	955,405

		82,837,448

Technology Hardware, Storage & Peripherals: 4.54%
Apple Incorporated	191,463	51,168,487
Hewlett Packard Enterprise Company †	58,845	931,516
HP Incorporated †	66,791	1,341,163
NetApp Incorporated †	10,723	649,707
Seagate Technology plc	10,671	636,845
Western Digital Corporation	13,341	671,453
Xerox Holdings Corporation †	8,577	333,903

		55,733,074

Materials: 2.55%

Chemicals: 1.83%
Air Products & Chemicals Incorporated	9,932	2,347,230
Albemarle Corporation	4,777	312,320
Celanese Corporation Series A	5,577	700,304
CF Industries Holdings Incorporated	9,840	454,706
Corteva Incorporated	33,753	878,253
Dow Incorporated	33,497	1,787,735
DuPont de Nemours Incorporated †	33,600	2,177,616
Eastman Chemical Company	6,174	483,856
Ecolab Incorporated †	11,283	2,106,198
FMC Corporation	5,879	575,907
International Flavors & Fragrances Incorporated †«	4,812	679,599
Linde plc	24,365	5,024,307
LyondellBasell Industries NV Class A	11,635	1,076,703
PPG Industries Incorporated	10,650	1,372,146
The Mosaic Company	16,000	304,800
The Sherwin-Williams Company †	3,701	2,158,164

		22,439,844

Construction Materials: 0.13%
Martin Marietta Materials Incorporated	2,814	755,278
Vulcan Materials Company	5,962	845,829

		1,601,107

Containers & Packaging: 0.35%
Amcor plc	73,218	751,217
Avery Dennison Corporation †	3,795	494,754
Ball Corporation	14,964	988,522
International Paper Company	17,706	820,496
Packaging Corporation of America	4,267	477,477
Sealed Air Corporation	6,965	262,789
WestRock Company †	11,599	467,788

		4,263,043

The accompanying notes are an integral part of these financial statements.

Wells Fargo Index Portfolio  |  27

Portfolio of investments—November 30, 2019 (unaudited)

	Shares	Value

Metals & Mining: 0.24%
Freeport-McMoRan Incorporated	65,393	$744,172
Newmont Goldcorp Corporation	36,953	1,418,995
Nucor Corporation †	13,664	770,103

		2,933,270

Real Estate: 2.86%

Equity REITs: 2.79%
Alexandria Real Estate Equities Incorporated	5,112	830,802
American Tower Corporation	19,952	4,270,327
Apartment Investment & Management Company Class A †	6,710	360,797
AvalonBay Communities Incorporated	6,294	1,349,497
Boston Properties Incorporated	6,479	897,601
Crown Castle International Corporation †	18,738	2,504,521
Digital Realty Trust Incorporated	9,390	1,135,721
Duke Realty Corporation	16,291	573,117
Equinix Incorporated †	3,823	2,167,068
Equity Residential Company Limited †	15,712	1,337,091
Essex Property Trust Incorporated	2,962	924,677
Extra Space Storage Incorporated	5,792	614,242
Federal Realty Investment Trust	3,142	414,964
Healthpeak Properties Incorpoarated †	22,135	772,069
Host Hotels & Resorts Incorporated †	32,898	575,386
Iron Mountain Incorporated †	12,940	415,633
Kimco Realty Corporation	19,024	411,299
Mid-America Apartment Communities Incorporated	5,140	699,605
Prologis Incorporated	28,446	2,604,231
Public Storage Incorporated †	6,768	1,425,882
Realty Income Corporation †	14,343	1,099,104
Regency Centers Corporation	7,552	491,182
SBA Communications Corporation	5,098	1,205,524
Simon Property Group Incorporated	13,883	2,099,248
SL Green Realty Corporation †	3,715	317,001
The Macerich Company «	4,966	133,734
UDR Incorporated	13,199	634,212
Ventas Incorporated	16,793	979,200
Vornado Realty Trust	7,138	460,901
Welltower Incorporated	18,265	1,544,671
Weyerhaeuser Company	33,575	990,798

		34,240,105

Real Estate Management & Development: 0.07%
CBRE Group Incorporated Class A †	15,159	864,366

Utilities: 3.16%

Electric Utilities: 1.93%
Alliant Energy Corporation †	10,705	567,365
American Electric Power Company Incorporated	22,256	2,033,086
Duke Energy Corporation	32,839	2,895,415
Edison International †	16,139	1,115,205
Entergy Corporation	8,961	1,042,971
Evergy Incorporated †	10,613	671,485
Eversource Energy †	14,585	1,205,304
Exelon Corporation	43,790	1,944,276
FirstEnergy Corporation	24,338	1,160,679
NextEra Energy Incorporated †	22,029	5,150,821
Pinnacle West Capital Corporation	5,062	442,368
PPL Corporation	32,552	1,107,745

The accompanying notes are an integral part of these financial statements.

28  |  Wells Fargo Index Portfolio

Portfolio of investments—November 30, 2019 (unaudited)

			Shares	Value

Electric Utilities (continued)
The Southern Company †			47,110	$2,920,349
Xcel Energy Incorporated			23,634	1,453,255

				23,710,324

Gas Utilities: 0.05%
Atmos Energy Corporation †			5,327	569,776

Independent Power & Renewable Electricity Producers: 0.08%
AES Corporation †			29,920	565,787
NRG Energy Incorporated			11,402	453,001

				1,018,788

Multi-Utilities: 1.02%
Ameren Corporation			11,079	823,502
CenterPoint Energy Incorporated			22,636	555,940
CMS Energy Corporation			12,791	784,088
Consolidated Edison Incorporated			14,970	1,300,743
Dominion Energy Incorporated †			37,045	3,078,810
DTE Energy Company			8,262	1,032,254
NiSource Incorporated			16,827	445,074
Public Service Enterprise Group Incorporated			22,790	1,351,675
Sempra Energy			12,374	1,822,319
WEC Energy Group Incorporated			14,217	1,260,337

				12,454,742

Water Utilities: 0.08%
American Water Works Company Incorporated			8,142	985,426

Total Common Stocks (Cost $342,671,154)				1,176,269,125

		Expiration date

Rights: 0.00%

Communication Services: 0.00%

Media: 0.00%
Dish Network Corporation †		12-9-2019	636	432

Total Rights (Cost $0)				432

	Yield
Short-Term Investments: 4.05%

Investment Companies: 3.87%
Securities Lending Cash Investments LLC (l)(r)(u)	1.77%		1,895,834	1,896,023
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.56		45,577,355	45,577,355

				47,473,378

		Maturity date	Principal

U.S. Treasury Securities: 0.18%
U.S. Treasury Bill (z)#	1.50	12-12-2019	$2,268,000	2,267,002

Total Short-Term Investments (Cost $49,740,224)				49,740,380

Total investments in securities (Cost $392,411,378)	99.93%	1,226,009,937

Other assets and liabilities, net	0.07	869,999

Total net assets	100.00%	$1,226,879,936

The accompanying notes are an integral part of these financial statements.

Wells Fargo Index Portfolio  |  29

Portfolio of investments—November 30, 2019 (unaudited)

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

Abbreviations:

REIT	Real estate investment trust

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses

Long

S&P 500 Index	62	12-19-2019	$47,990,260	$48,727,350	$737,090	$0

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities		Value, end of period	% of net assets

Common Stocks
Financials
Banks
Wells Fargo & Company	208,199	0	27,484	180,715	$606,169	$1,336,681	$94,872		$9,841,739	0.80%

Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	3,129,501	15,238,799	16,472,466	1,895,834	467	(129)	18,638	#	1,896,023
Wells Fargo Government Money Market Fund Select Class	24,217,403	128,280,684	106,920,732	45,577,355	0	0	227,067		45,577,355
									47,473,378	3.87%

					$606,636	$1,336,552	$340,577		$57,315,117	4.67%

#	Amount shown represents income before fees and rebates.

The accompanying notes are an integral part of these financial statements.

30  |  Wells Fargo Index Portfolio

Statement of assets and liabilities—November 30, 2019 (unaudited)

Assets
Investments in unaffiliated securities (including $1,852,076 securities on loan), at value (cost $340,763,542)	$1,168,694,820
Investments in affiliated securities, at value (cost $51,647,836)	57,315,117
Receivable for dividends	2,919,539
Receivable for securities lending income, net	451
Prepaid expenses and other assets	185,533

Total assets	1,229,115,460

Liabilities
Payable upon receipt of securities loaned	1,893,653
Payable for daily variation margin on open futures contracts	159,508
Advisory fee payable	98,601
Accrued expenses and other liabilities	83,762

Total liabilities	2,235,524

Total net assets	$1,226,879,936

The accompanying notes are an integral part of these financial statements.

Wells Fargo Index Portfolio  |  31

Statement of operations—six months ended November 30, 2019 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $55,753)	$11,653,506
Income from affiliated securities	343,989
Interest	2,312

Total investment income	11,999,807

Expenses
Advisory fee	579,206
Custody and accounting fees	58,957
Professional fees	30,196
Shareholder report expenses	3,542
Trustees’ fees and expenses	11,400
Other fees and expenses	15,479

Net expenses	698,780

Net investment income	11,301,027

Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	105,679,076
Affiliated securities	606,636
Futures contracts	1,630,130

Net realized gains on investments	107,915,842

Net change in unrealized gains (losses) on
Unaffiliated securities	49,366,453
Affiliated securities	1,336,552
Futures contracts	2,270,345

Net change in unrealized gains (losses) on investments	52,973,350

Net realized and unrealized gains (losses) on investments	160,889,192

Net increase in net assets resulting from operations	$172,190,219

The accompanying notes are an integral part of these financial statements.

32  |  Wells Fargo Index Portfolio

Statement of changes in net assets

	Six months ended November 30, 2019 (unaudited)	Year ended May 31, 2019

Operations
Net investment income	$11,301,027	$27,311,287
Net realized gains on investments	107,915,842	316,337,562
Net change in unrealized gains (losses) on investments	52,973,350	(292,921,380)

Net increase in net assets resulting from operations	172,190,219	50,727,569

Capital transactions
Transactions in investors’ beneficial interests
Contributions	1,539,206	3,884,910
Withdrawals	(142,236,021)	(513,193,862)

Net decrease in net assets resulting from capital transactions	(140,696,815)	(509,308,952)

Total increase (decrease) in net assets	31,493,404	(458,581,383)

Net assets
Beginning of period	1,195,386,532	1,653,967,915

End of period	$1,226,879,936	$1,195,386,532

The accompanying notes are an integral part of these financial statements.

Wells Fargo Index Portfolio  |  33

Financial highlights

	Six months ended November 30, 2019 (unaudited)	Year ended May 31
		2019	2018	2017	2016	2015
Total return¹	15.19%	3.67%	14.27%	17.36%	1.62%	11.69%
Ratios to average net assets (annualized)
Gross expenses	0.12%	0.11%	0.10%	0.10%	0.11%	0.11%
Net expenses	0.12%	0.11%	0.10%	0.10%	0.10%	0.11%
Net investment income	1.86%	1.86%	1.84%	2.03%	2.12%	1.96%
Supplemental data
Portfolio turnover rate	2%	4%	3%	9%	4%	4%

[1]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

34  |  Wells Fargo Index Portfolio

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Index Portfolio (the “Portfolio”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Portfolio receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.

In a securities lending transaction, the net asset value of the Portfolio is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allows the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Portfolio or pay the Portfolio the market value of the loaned securities. The Portfolio bears the risk of loss with respect to depreciation of its investment of the cash collateral.

Futures contracts

Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in

Wells Fargo Index Portfolio  |  35

Notes to financial statements (unaudited)

order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Federal and other taxes

The Portfolio is treated as a separate entity for federal income tax purposes. The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether interest, dividends and gains have been distributed by the Portfolio.

The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of November 30, 2019, the aggregate cost of all investments for federal income tax purposes was $392,411,378 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$844,007,534

Gross unrealized losses	(9,671,885)

Net unrealized gains	$834,335,649

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

36  |  Wells Fargo Index Portfolio

Notes to financial statements (unaudited)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Common stocks

Communication services	$122,952,263	$0	$0	$122,952,263

Consumer discretionary	115,137,735	0	0	115,137,735

Consumer staples	85,233,874	0	0	85,233,874

Energy	49,715,855	0	0	49,715,855

Financials	154,448,031	0	0	154,448,031

Health care	165,523,912	0	0	165,523,912

Industrials	109,436,808	0	0	109,436,808

Information technology	268,739,856	0	0	268,739,856

Materials	31,237,264	0	0	31,237,264

Real estate	35,104,471	0	0	35,104,471

Utilities	38,739,056	0	0	38,739,056

Rights

Communication services	0	432	0	432

Short-term investments

Investment companies	47,473,378	0	0	47,473,378

U.S. Treasury securities	2,267,002	0	0	2,267,002

	1,226,009,505	432	0	1,226,009,937

Futures contracts	737,090	0	0	737,090

Total assets	$1,226,746,595	$432	$0	$1,226,747,027

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.

For the six months ended November 30, 2019, the Portfolio did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee at the following annual rate based on the Portfolio’s average daily net assets:

Average daily net assets	Advisory fee

First $500 million	0.100%

Next $500 million	0.100

Next $2 billion	0.075

Next $2 billion	0.075

Over $5 billion	0.050

Wells Fargo Index Portfolio  |  37

Notes to financial statements (unaudited)

For the six months ended November 30, 2019, the advisory fee was equivalent to an annual rate of 0.10% of the Portfolio’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated (“Wells Cap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Portfolio and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.02% as the average daily net assets of the Portfolio increase.

Interfund transactions

The Portfolio may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended November 30, 2019 were $25,757,410 and $169,544,164, respectively.

6. SECURITIES LENDING TRANSACTIONS

The Portfolio lends its securities through an unaffiliated securities lending agent and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any increases or decreases in the required collateral are exchanged between the Portfolio and the counterparty on the next business day. Cash collateral received is invested in the Securities Lending Fund which seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments and is exempt from registration under Section 3(c)(7) of the 1940 Act. Securities Lending Fund is managed by Funds Management and is subadvised by WellsCap. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser.

In the event of counterparty default or the failure of a borrower to return a loaned security, the Portfolio has the right to use the collateral to offset any losses incurred. As of November 30, 2019, the Portfolio had securities lending transactions with the following counterparties which are subject to offset:

Counterparty	Value of securities on loan	Collateral received[1]	Net amount

JPMorgan Securities LLC	$1,516,306	$(1,516,306)	$0

Morgan Stanley & Co. LLC	335,770	(335,770)	0

[1]	Collateral received within this table is limited to the collateral for the net transaction with the counterparty.

7. DERIVATIVE TRANSACTIONS

During the six months ended November 30, 2019, the Portfolio entered into futures contracts for to gain market exposure. The Portfolio had an average notional amount of $26,925,688 in long futures contracts during the six months ended November 30, 2019.

The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.

8. BANK BORROWINGS

The Trust, along with Wells Fargo Variable Trust and Wells Fargo Funds Trust (excluding the money market funds), are parties to a $280,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to portfolio shareholder redemption requests. Interest under the credit agreement is charged to the Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended November 30, 2019, there were no borrowings by the Portfolio under the agreement.

38  |  Wells Fargo Index Portfolio

Notes to financial statements (unaudited)

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.

10. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has adopted the removal and modification of disclosures early, as permitted, and will adopt the additional new disclosures at the effective date.

Wells Fargo Index Portfolio  |  39

Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION

The Fund and Portfolio file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT, which is available by visiting the SEC website at sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

40  |  Wells Fargo Index Fund

Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 150 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of The Ruth Bancroft Garden (non-profit organization). She is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, from 2009 to 2018	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

Wells Fargo Index Fund  |  41

Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Pamela Wheelock[3] (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

42  |  Wells Fargo Index Fund

Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.

Michelle Rhee[4] (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC, Chief Legal Counsel of Wells Fargo Asset Management and Assistant General Counsel of Wells Fargo Bank, N.A. since 2018. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.

Catherine Kennedy[5] (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 64 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 86 funds and Assistant Treasurer of 64 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

[3]	Pamela Wheelock was re-appointed to the Board effective January 1, 2020.

[4]	Michelle Rhee became Chief Legal Officer effective October 22, 2019.

[5]	Catherine Kennedy became Secretary effective October 22, 2019.

Wells Fargo Index Fund  |  43

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2020 Wells Fargo & Company. All rights reserved.

408961 01-19

SA283/SAR283 11-19

Semi-Annual Report

November 30, 2019

Wells Fargo International Value Fund

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

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The views expressed and any forward-looking statements are as of November 30, 2019, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Asset Management. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾  MAY LOSE VALUE

Wells Fargo International Value Fund  |  1

Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

“Sentiment turned and U.S. equity markets gained during June and July.”

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo International Value Fund for the six-month period that ended November 30, 2019. U.S. stock and global bond investors generally saw markets affected by slowing global economic growth, international trade tensions, and simmering geopolitical tensions.

Overall, fixed income had modest gains, while domestic U.S. stocks outperformed foreign equities. For the period, U.S. stocks, based on the S&P 500 Index,1 gained 15.26% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 advanced 8.70%. The MSCI EM Index (Net)3 gained 5.87%. For bond investors, the Bloomberg Barclays U.S. Aggregate Bond Index4 added 3.81%, the Bloomberg Barclays Global Aggregate ex-USD Index5 gained 1.97%, the Bloomberg Barclays Municipal Bond Index6 gained 2.39%, and the ICE BofA U.S. High Yield Index7 returned 4.23%.

Sentiment improved after a volatile start to the year.

After a choppy start to 2019, affected by political uncertainties, slowing European economic growth, and global trade tensions, investors regrouped halfway through the year. Just as the investment horizon appeared to darken, sentiment turned and U.S. equity markets gained during June and July. The gains, primarily driven by geopolitical and monetary policy events, pushed equity markets to new highs. European Central Bank President Mario Draghi said that if the outlook doesn’t improve, the bank would cut rates or buy more assets to prop up inflation. In the U.S., the Federal Reserve (Fed) cut the federal funds rate by 0.25% in July.

But after President Trump backed off of tariff threats against Mexico and China, the U.S. reversed course and threatened to impose higher tariffs on China’s exports after talks failed. China responded with tariff threats of its own and devalued the renminbi, roiling global markets. Major U.S. stock market indices tumbled in late July 2019. Bond prices gained as Treasury yields fell to multi-year lows and the yield curve inverted at multiple points along the 30-year arc.

In a microcosm, August 2019 encapsulated many of the unnerving events that plagued investors for months. The U.S.-China trade relationship swung from antagonistic to hopeful and back again with no signs of compromise. Evidence of a continued global economic slowdown mounted. Central banks in China, New Zealand, and Thailand cut interest rates. Industrial and manufacturing data declined in China, Canada, Japan, and Germany. Adding to the uncertain environment, Italy’s prime minister resigned, many feared a crackdown in Hong Kong as protestors sustained their calls for reform, and Boris Johnson planned to suspend Parliament as Brexit’s deadline neared.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2019. ICE Data Indices, LLC. All rights reserved.

2  |  Wells Fargo International Value Fund

Letter to shareholders (unaudited)

In the U.S., September 2019 saw the Fed join other central banks in cutting interest rates. U.S. manufacturing data disappointed investors. The U.S. House of Representatives began an impeachment investigation of President Trump. Meanwhile, the Brexit impasse showed no signs of resolution. Officials in China said that hitting the country’s economic growth goals for the year would be difficult in the face of tariffs and trade restrictions. So, while the S&P 500 Index finished the third quarter with the best year-to-date returns in more than 20 years, amid signs of equity investors taking money out of the stock market, concerns about future returns remained.

In October 2019, a relaxing of U.S.-China trade tensions and renewed optimism for a U.K. Brexit deal combined with positive macroeconomic data to support financial markets. The initial estimate of U.S. third-quarter gross domestic product growth, announced in late October, was a resilient 1.9% annualized rate while the U.S. unemployment rate fell to a 50-year low of 3.5% in September. However, despite resilience among U.S. consumers, business confidence declined while manufacturing activity contracted. Concerned with a potential economic slowdown, the Fed lowered interest rates another quarter point in late October, its third rate cut in four months. This helped push the S&P 500 Index to an all-time high while emerging market equities rallied and global bonds declined overall, reflecting a broad pickup in risk appetite.

Equity markets continued to rally in November 2019 despite ongoing geopolitical risks. Although U.S.-China trade tensions didn’t abate, neither did the tariff war escalate. Hopes for a trade deal buoyed investor confidence. U.S. business sentiment improved slightly and manufacturing and services activity picked up. Throughout the month, central bank actions were on hold. With that positive backdrop, developed market equities outpaced those in emerging markets, and U.S. stocks, as reflected by the S&P 500 Index, outperformed non-U.S. stocks overall. The S&P 500 Index ended November on track for its best calendar-year performance since 2013. While consumer confidence and purchasing manager activity rose in the eurozone, China reported weakening manufacturing and consumer data. Bond yields rose marginally, leading to slightly negative returns for global government and investment-grade corporate bonds.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

“Equity markets continued to rally in November despite ongoing geopolitical risks.”

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

Wells Fargo International Value Fund  |  3

Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser for the affiliated master portfolio1

LSV Asset Management

Portfolio managers

Josef Lakonishok, Ph.D.

Puneet Mansharamani, CFA®‡

Menno Vermeulen, CFA®‡

Average annual total returns (%) as of November 30, 2019

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)

	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]

Class A (WFFAX)	10-31-2003	0.74	1.51	3.20	6.88	2.72	3.82	1.33	1.24

Class C (WFVCX)	4-8-2005	5.11	1.95	3.04	6.11	1.95	3.04	2.08	1.99

Class R6 (WFRVX)[4]	7-31-2018	–	–	–	7.39	3.12	4.25	0.90	0.84

Administrator Class (WFVDX)	4-8-2005	–	–	–	7.01	2.79	3.98	1.25	1.14

Institutional Class (WFVIX)	8-31-2006	–	–	–	7.26	3.08	4.23	1.00	0.89

MSCI EAFE Value Index (Net)[5]	–	–	–	–	6.52	2.09	3.70	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

4  |  Wells Fargo International Value Fund

Performance highlights (unaudited)

Ten largest holdings (%) as of November 30, 2019[6]

Roche Holding AG	2.65

Sanofi SA	1.83

GlaxoSmithKline plc	1.80

Total SA	1.51

Royal Dutch Shell plc Class B	1.37

Nippon Telegraph & Telephone Corporation	1.35

KDDI Corporation	1.29

Enel SpA	1.06

BP plc	1.03

BAE Systems plc	1.03

Sector distribution as of November 30, 2019[7]

Country allocation as of November 30, 2019[7]

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

[1]

The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single affiliated master portfolio of the Wells Fargo Master Trust with a substantially identical investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.

[2]

Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]

The manager has contractually committed through September 30, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the affiliated master portfolio invests, and extraordinary expenses are excluded from the expense cap. Net expenses from the affiliated master portfolio are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[4]

Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for Class R6 shares would be higher.

[5]

The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Value Index (Net) is a free-float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of value securities within developed equity markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[6]

The ten largest holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the securities of the affiliated master portfolio allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[7]

Amounts represent the composition of the affiliated master portfolio which are calculated based on the total long-term investments of the affiliated master portfolio. These amounts are subject to change and may have changed since the date specified.

Wells Fargo International Value Fund  |  5

Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from June 1, 2019 to November 30, 2019.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 6-1-2019	Ending account value 11-30-2019	Expenses paid during the period[1,2]	Annualized net expense ratio[1]

Class A

Actual	$1,000.00	$1,098.15	$6.61	1.26%

Hypothetical (5% return before expenses)	$1,000.00	$1,018.70	$6.36	1.26%

Class C

Actual	$1,000.00	$1,094.70	$10.53	2.01%

Hypothetical (5% return before expenses)	$1,000.00	$1,014.95	$10.13	2.01%

Class R6

Actual	$1,000.00	$1,101.64	$4.47	0.85%

Hypothetical (5% return before expenses)	$1,000.00	$1,020.75	$4.29	0.85%

Administrator Class

Actual	$1,000.00	$1,098.83	$6.09	1.16%

Hypothetical (5% return before expenses)	$1,000.00	$1,019.20	$5.86	1.16%

Institutional Class

Actual	$1,000.00	$1,100.07	$4.78	0.91%

Hypothetical (5% return before expenses)	$1,000.00	$1,020.45	$4.60	0.91%

[1]	Amounts reflect net expenses allocated from the affiliated Master Portfolio in which the Fund invests.

[2]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

6  |  Wells Fargo International Value Fund

Portfolio of investments—November 30, 2019 (unaudited)

Value
Investment Companies: 99.90%

Affiliated Master Portfolio: 99.90%
Wells Fargo International Value Portfolio	$957,347,332

Total Investment Companies (Cost $936,585,433)	957,347,332

Total investments in securities (Cost $936,585,433)	99.90%	957,347,332

Other assets and liabilities, net	0.10	965,647

Total net assets	100.00%	$958,312,979

Transactions with the affiliated Master Portfolio were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolio	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolio	Dividends allocated from affiliated Master Portfolio	Affiliated income allocated from affiliated Master Portfolio	Value, end of period	% of net assets
Wells Fargo International Value Portfolio	79%	81%	$(8,998,314)	$86,152,595	$13,449,954	$471,274	$957,347,332	99.90%

The accompanying notes are an integral part of these financial statements.

Wells Fargo International Value Fund  |  7

Statement of assets and liabilities—November 30, 2019 (unaudited)

Assets
Investments in affiliated Master Portfolio, at value (cost $936,585,433)	$957,347,332
Receivable for Fund shares sold	1,848,733
Receivable from manager	65,620
Prepaid expenses and other assets	267,599

Total assets	959,529,284

Liabilities
Payable for Fund shares redeemed	1,093,247
Administration fees payable	110,845
Distribution fee payable	383
Trustees’ fees and expenses payable	2,363
Accrued expenses and other liabilities	9,467

Total liabilities	1,216,305

Total net assets	$958,312,979

Net assets consist of
Paid-in capital	$924,054,149
Total distributable earnings	34,258,830

Total net assets	$958,312,979

Computation of net asset value and offering price per share
Net assets – Class A	$69,699,943
Shares outstanding – Class A1	4,683,260
Net asset value per share – Class A	$14.88
Maximum offering price per share – Class A2	$15.79
Net assets – Class C	$608,178
Shares outstanding – Class C1	42,101
Net asset value per share – Class C	$14.45
Net assets – Class R6	$494,157
Shares outstanding – Class R6[1]	33,534
Net asset value per share – Class R6	$14.74
Net assets – Administrator Class	$3,199,884
Shares outstanding – Administrator Class[1]	213,168
Net asset value per share – Administrator Class	$15.01
Net assets – Institutional Class	$884,310,817
Shares outstanding – Institutional Class[1]	60,014,796
Net asset value per share – Institutional Class	$14.73

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

8  |  Wells Fargo International Value Fund

Statement of operations—six months ended November 30, 2019 (unaudited)

Investment income
Dividends allocated from affiliated Master Portfolio (net of foreign withholding taxes of $1,541,045)	$13,449,954
Affiliated income allocated from affiliated Master Portfolio	471,274
Expenses allocated from affiliated Master Portfolio	(3,580,110)

Total investment income	10,341,118

Expenses
Management fee	225,416
Administration fees
Class A	75,543
Class C	647
Class R6	60
Administrator Class	2,132
Institutional Class	536,524
Shareholder servicing fees
Class A	89,933
Class C	770
Administrator Class	4,100
Distribution fee
Class C	2,306
Custody and accounting fees	12,929
Professional fees	19,603
Registration fees	91,721
Shareholder report expenses	101,023
Trustees’ fees and expenses	10,623
Other fees and expenses	12,665

Total expenses	1,185,995
Less: Fee waivers and/or expense reimbursements
Fund-level	(225,417)
Class A	(19,212)
Class C	(143)
Class R6	(60)
Administrator Class	(1,158)
Institutional Class	(299,408)

Net expenses	640,597

Net investment income	9,700,521

Realized and unrealized gains (losses) on investments
Net realized losses on securities transactions allocated from affiliated Master Portfolio	(8,998,314)
Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolio	86,152,595

Net realized and unrealized gains (losses) on investments	77,154,281

Net increase in net assets resulting from operations	$86,854,802

The accompanying notes are an integral part of these financial statements.

Wells Fargo International Value Fund  |  9

Statement of changes in net assets

	Six months ended November 30, 2019 (unaudited)		Year ended May 31, 2019

Operations
Net investment income		$9,700,521		$29,474,112
Net realized losses on investments		(8,998,314)		(1,507,425)
Net change in unrealized gains (losses) on investments		86,152,595		(128,322,670)

Net increase (decrease) in net assets resulting from operations		86,854,802		(100,355,983)

Distributions to shareholders from net investment income and net realized gains
Class A		0		(1,313,945)
Class C		0		(14,168)
Class R6		0		(596)[1]
Administrator Class		0		(77,201)
Institutional Class		0		(20,194,351)

Total distributions to shareholders		0		(21,600,261)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,560,685	21,790,698	3,672,486	53,518,580
Class C	2,095	29,843	16,692	242,225
Class R6	9,508	133,911	24,567 [1]	344,146 [1]
Administrator Class	6,626	94,990	32,361	477,105
Institutional Class	6,583,455	92,073,769	18,526,386	265,263,060

		114,123,211		319,845,116

Reinvestment of distributions
Class A	0	0	100,957	1,313,445
Class C	0	0	1,114	14,168
Administrator Class	0	0	5,827	76,387
Institutional Class	0	0	1,565,162	20,081,032

		0		21,485,032

Payment for shares redeemed
Class A	(1,115,560)	(16,078,217)	(2,002,351)	(28,345,901)
Class C	(11,146)	(152,506)	(41,168)	(575,161)
Class R6	(531)	(7,806)	(10)[1]	(134)[1]
Administrator Class	(40,541)	(573,505)	(169,343)	(2,557,464)
Institutional Class	(5,304,553)	(74,243,213)	(14,671,752)	(210,525,992)

		(91,055,247)		(242,004,652)

Net increase in net assets resulting from capital share transactions		23,067,964		99,325,496

Total increase (decrease) in net assets		109,922,766		(22,630,748)

Net assets
Beginning of period		848,390,213		871,020,961

End of period		$958,312,979		$845,390,213

[1]	For the period from July 31, 2018 (commencement of class operations) to May 31, 2019

The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo International Value Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2019 (unaudited)	Year ended May 31
CLASS A		2019	2018	2017	2016	2015
Net asset value, beginning of period	$13.55	$15.68	$14.88	$12.83	$14.85	$15.45
Net investment income	0.13 [1]	0.47 [1]	0.72 [1]	0.09 [1]	0.26	0.26 [1]
Net realized and unrealized gains (losses) on investments	1.20	(2.27)	0.35	2.26	(2.08)	(0.53)

Total from investment operations	1.33	(1.80)	1.07	2.35	(1.82)	(0.27)
Distributions to shareholders from
Net investment income	0.00	(0.33)	(0.27)	(0.30)	(0.20)	(0.33)
Net asset value, end of period	$14.88	$13.55	$15.68	$14.88	$12.83	$14.85
Total return[2]	9.82%	(11.42)%	7.12%	18.65%	(12.31)%	(1.55)%
Ratios to average net assets (annualized)
Gross expenses[3]	1.36%	1.34%	1.34%	1.39%	1.46%	1.50%
Net expenses[3]	1.26%	1.33%	1.34%	1.35%	1.39%	1.49%
Net investment income[3]	1.86%	3.22%	4.48%	0.69%	1.98%	1.80%
Supplemental data
Portfolio turnover rate[4]	6%	13%	15%	41%	14%	18%
Net assets, end of period (000s omitted)	$69,700	$57,427	$38,677	$2,571	$4,981	$5,768

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2019 (unaudited)	0.79%
Year ended May 31, 2019	0.80%
Year ended May 31, 2018	0.81%
Year ended May 31, 2017	0.85%
Year ended May 31, 2016	0.91%
Year ended May 31, 2015	0.91%

[4]

Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.

Wells Fargo International Value Fund  |  11

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2019 (unaudited)	Year ended May 31
CLASS C		2019	2018	2017	2016	2015
Net asset value, beginning of period	$13.20	$15.24	$14.60	$12.56	$14.54	$15.16
Net investment income	0.07 [1]	0.36	0.21	0.23	0.17	0.13
Net realized and unrealized gains (losses) on investments	1.18	(2.21)	0.73	1.97	(2.05)	(0.51)

Total from investment operations	1.25	(1.85)	0.94	2.20	(1.88)	(0.38)
Distributions to shareholders from
Net investment income	0.00	(0.19)	(0.30)	(0.16)	(0.10)	(0.24)
Net asset value, end of period	$14.45	$13.20	$15.24	$14.60	$12.56	$14.54
Total return[2]	9.47%	(12.10)%	6.36%	17.69%	(12.95)%	(2.37)%
Ratios to average net assets (annualized)
Gross expenses[3]	2.11%	2.08%	2.10%	2.16%	2.21%	2.25%
Net expenses[3]	2.01%	2.08%	2.10%	2.10%	2.14%	2.24%
Net investment income[3]	1.09%	1.92%	1.40%	1.57%	1.25%	1.07%
Supplemental data
Portfolio turnover rate[4]	6%	13%	15%	41%	14%	18%
Net assets, end of period (000s omitted)	$608	$675	$1,135	$832	$783	$920

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2019 (unaudited)	0.79%
Year ended May 31, 2019	0.79%
Year ended May 31, 2018	0.82%
Year ended May 31, 2017	0.87%
Year ended May 31, 2016	0.91%
Year ended May 31, 2015	0.91%

[4]

Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo International Value Fund

Financial highlights

(For a share outstanding throughout each period)

CLASS R6	Six months ended November 30, 2019 (unaudited)	Year ended May 31, 2019[1]
Net asset value, beginning of period	$13.39	$15.44
Net investment income	0.16 [2]	0.51
Net realized and unrealized gains (losses) on investments	1.19	(2.19)

Total from investment operations	1.35	(1.68)
Distributions to shareholders from
Net investment income	0.00	(0.37)
Net asset value, end of period	$14.74	$13.39
Total return[3]	10.16%	(10.85)%
Ratios to average net assets (annualized)
Gross expenses[4]	0.93%	0.92%
Net expenses[4]	0.85%	0.89%
Net investment income[4]	2.22%	7.19%
Supplemental data
Portfolio turnover rate[5]	6%	13%
Net assets, end of period (000s omitted)	$494	$329

[1]	For the period from July 31, 2018 (commencement of class operations) to May 31, 2019

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

[4]	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2019 (unaudited)	0.79%
Year ended May 31, 2019[1]	0.79

[5]

Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.

Wells Fargo International Value Fund  |  13

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2019 (unaudited)	Year ended May 31
ADMINISTRATOR CLASS		2019	2018	2017	2016	2015
Net asset value, beginning of period	$13.66	$15.76	$15.04	$12.91	$14.73	$15.35
Net investment income	0.14 [1]	0.43 [1]	0.37 [1]	0.33 [1]	0.14 [1]	0.28
Net realized and unrealized gains (losses) on investments	1.21	(2.23)	0.73	2.05	(1.96)	(0.52)

Total from investment operations	1.35	(1.80)	1.10	2.38	(1.82)	(0.24)
Distributions to shareholders from
Net investment income	0.00	(0.30)	(0.38)	(0.25)	0.00	(0.38)
Net asset value, end of period	$15.01	$13.66	$15.76	$15.04	$12.91	$14.73
Total return[2]	9.88%	(11.33)%	7.25%	18.66%	(12.36)%	(1.35)%
Ratios to average net assets (annualized)
Gross expenses[3]	1.28%	1.25%	1.27%	1.33%	1.36%	1.34%
Net expenses[3]	1.16%	1.24%	1.25%	1.25%	1.25%	1.25%
Net investment income[3]	1.93%	2.92%	2.30%	2.46%	0.99%	2.12%
Supplemental data
Portfolio turnover rate[4]	6%	13%	15%	41%	14%	18%
Net assets, end of period (000s omitted)	$3,200	$3,375	$5,961	$5,407	$11,873	$487,582

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

[3]	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2019 (unaudited)	0.79%
Year ended May 31, 2019	0.79%
Year ended May 31, 2018	0.82%
Year ended May 31, 2017	0.87%
Year ended May 31, 2016	0.91%
Year ended May 31, 2015	0.91%

[4]

Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo International Value Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2019 (unaudited)	Year ended May 31
INSTITUTIONAL CLASS		2019	2018	2017	2016	2015
Net asset value, beginning of period	$13.39	$15.48	$14.80	$12.73	$14.75	$15.38
Net investment income	0.15 [1]	0.48 [1]	0.41	0.39	0.36	0.29
Net realized and unrealized gains (losses) on investments	1.19	(2.22)	0.71	1.99	(2.12)	(0.51)

Total from investment operations	1.34	(1.74)	1.12	2.38	(1.76)	(0.22)
Distributions to shareholders from
Net investment income	0.00	(0.35)	(0.44)	(0.31)	(0.26)	(0.41)
Net asset value, end of period	$14.73	$13.39	$15.48	$14.80	$12.73	$14.75
Total return[2]	10.01%	(11.13)%	7.51%	19.04%	(11.98)%	(1.19)%
Ratios to average net assets (annualized)
Gross expenses[3]	1.03%	1.01%	1.02%	1.07%	1.13%	1.07%
Net expenses[3]	0.91%	0.99%	1.00%	1.00%	1.00%	1.05%
Net investment income[3]	2.17%	3.35%	2.43%	2.95%	2.81%	2.42%
Supplemental data
Portfolio turnover rate[4]	6%	13%	15%	41%	14%	18%
Net assets, end of period (000s omitted)	$884,311	$786,584	$825,247	$713,180	$456,239	$3,793

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

[3]	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2019 (unaudited)	0.79%
Year ended May 31, 2019	0.79%
Year ended May 31, 2018	0.82%
Year ended May 31, 2017	0.86%
Year ended May 31, 2016	0.91%
Year ended May 31, 2015	0.91%

[4]

Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.

Wells Fargo International Value Fund  |  15

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo International Value Fund (the “Fund”) which is a diversified series of the Trust.

The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single master portfolio with a substantially identical investment objective and substantially similar investment strategies. The Fund seeks to achieve its investment objective by investing substantially all of its assets in a separate diversified portfolio (the “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. The affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities. The Fund accounts for its investment in the affiliated Master Portfolio as a partnership investment and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the affiliated Master Portfolio for the six months ended November 30, 2019 are included in this report and should be read in conjunction with the Fund’s financial statements. As of November 30, 2019, the Fund owned 81% of Wells Fargo International Value Portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Investments in the affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which are also valued daily. Securities held in the affiliated Master Portfolio are valued as discussed in the Notes to Financial Statements of the affiliated Master Portfolio, which are included elsewhere in this report.

Investment transactions, income and expenses

Investments in the affiliated Master Portfolio are recorded on a trade basis. The Fund records daily its proportionate share of the affiliated Master Portfolio’s income, expenses and realized and unrealized gains or losses. The Fund also accrues its own expenses.

Distributions to shareholders

Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of November 30, 2019, the aggregate cost of all investments for federal income tax purposes was $940,508,976 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$18,761,595

Gross unrealized losses	0

Net unrealized gains	$18,761,595

16  |  Wells Fargo International Value Fund

Notes to financial statements (unaudited)

As of May 31, 2019, the Fund had capital loss carryforwards which consisted of $873,586 in short-term capital losses and $2,121,084 in long-term capital losses.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

At November 30, 2019, the affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective and the value of the affiliate Master Portfolio was as follows:

Affiliated Master Portfolio	Investment objective	Value of affiliated Master Portfolio

Wells Fargo International Value Portfolio	Seek long-term capital appreciation	$957,347,332

The affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund and providing fund-level administrative services in connection with the Fund’s operations. As long as the Fund continues to invest substantially all of its assets in a single affiliated Master Portfolio, the Fund pays Funds Management an investment management fee only for fund-level administrative services at the following annual rate based on the Fund’s average daily net assets:

Average daily net assets	Management fee

First $5 billion	0.05%

Next $5 billion	0.04

Over $10 billion	0.03

For the six months ended November 30, 2019, the management fee was equivalent to an annual rate of 0.05% of the Fund’s average daily net assets.

Funds Management also serves as the adviser to the affiliated Master Portfolio and is entitled to receive a fee from the affiliated Master Portfolio for those services.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Class A, Class C	0.21%

Class R6	0.03

Administrator Class, Institutional Class	0.13

Waivers and/or expense reimbursements

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds

Wells Fargo International Value Fund  |  17

Notes to financial statements (unaudited)

Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses; otherwise, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Net expenses from the affiliated Master Portfolio are included in the expense caps. Funds Management has committed through September 30, 2020 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.24% for Class A shares, 1.99% for Class C shares, 0.84% for Class R6 shares, 1.14% for Administrator Class shares, and 0.89% for Institutional Class shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Prior to July 1, 2019, the Fund’s expenses were capped at 1.35% for Class A shares, 2.10% for Class C shares, 0.90% for Class R6 shares, 1.25% for Administrator Class shares, and 1.00% for Institutional Class shares.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended November 30, 2019, Funds Distributor received $326 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended November 30, 2019.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

The Fund seeks to achieve its investment objective by investing substantially all of its assets in a single affiliated Master Portfolio. Purchases and sales have been calculated by multiplying the Fund’s ownership percentage of the affiliated Master Portfolio by the affiliated Master Portfolio’s purchases and sales. Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended November 30, 2019 were $73,405,196 and $54,020,766, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended November 30, 2019, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

8. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has adopted the removal and modification of disclosures early, as permitted, and will adopt the additional new disclosures at the effective date.

18  |  Wells Fargo International Value Fund

Portfolio of investments—November 30, 2019 (unaudited)

	Shares	Value
Common Stocks : 97.42%

Australia: 4.99%
AGL Energy Limited (Utilities, Multi-Utilities)	263,700	$3,640,464
BlueScope Steel Limited (Materials, Metals & Mining)	266,242	2,620,253
Coca-Cola Amatil Limited (Consumer Staples, Beverages)	157,200	1,210,036
CSR Limited (Materials, Construction Materials)	897,866	2,890,827
Fortescue Metals Group Limited (Materials, Metals & Mining) †	927,200	6,102,249
Harvey Norman Holdings Limited (Consumer Discretionary, Multiline Retail) †«	1,228,714	3,573,740
Lendlease Corporation Limited (Real Estate, Real Estate Management & Development)	407,700	5,325,086
Metcash Limited (Consumer Staples, Food & Staples Retailing)	1,164,200	2,362,395
Mineral Resources Limited (Materials, Metals & Mining)	300,500	3,156,600
Mirvac Group (Real Estate, Equity REITs)	2,065,070	4,707,261
Myer Holdings Limited (Consumer Discretionary, Multiline Retail) †	1,702,400	587,267
Qantas Airways Limited (Industrials, Airlines) †	1,446,100	7,140,438
Rio Tinto Limited (Materials, Metals & Mining)	134,687	8,827,812
South32 Limited (Materials, Metals & Mining) †	1,583,900	2,892,645
St. Barbara Limited (Materials, Metals & Mining)	1,176,500	2,084,956
Super Cheap Auto Group Limited (Consumer Discretionary, Specialty Retail)	267,600	1,808,237

		58,930,266

Austria: 0.99%
OMV AG (Energy, Oil, Gas & Consumable Fuels)	89,986	5,129,842
Raiffeisen Bank International AG (Financials, Banks)	198,700	4,665,347
Voestalpine AG (Materials, Metals & Mining)	69,168	1,832,833

		11,628,022

Belgium: 0.64%
Bpost SA (Industrials, Air Freight & Logistics)	105,700	1,250,201
UCB SA (Health Care, Pharmaceuticals)	77,200	6,256,935

		7,507,136

Brazil: 1.02%
Banco de Brasil SA (Financials, Banks)	268,900	3,026,451
Companhia de Saneamento de Minas Gerais SA (Utilities, Water Utilities) †	282,500	4,540,739
JBS SA (Consumer Staples, Food Products)	676,000	4,501,131

		12,068,321

Canada: 1.11%
Loblaw Companies Limited (Consumer Staples, Food & Staples Retailing) †	80,100	4,294,151
Magna International Incorporated (Consumer Discretionary, Auto Components)	120,400	6,625,943
WestJet Airlines Limited (Industrials, Airlines)	92,900	2,126,846

		13,046,940

China: 3.17%
Agile Property Holdings Limited (Real Estate, Real Estate Management & Development) †	1,900,000	2,660,126
China Communications Services Corporation Limited H Shares (Industrials, Construction & Engineering)	2,836,000	1,909,215
China Petroleum & Chemical Corporation H Shares (Energy, Oil, Gas & Consumable Fuels)	6,634,000	3,720,301
China Railway Construction Corporation Limited H Shares (Industrials, Construction & Engineering) †	3,201,500	3,304,479
China Resources Cement Holdings Limited (Materials, Construction Materials) †	4,106,000	4,914,696
China Telecom Corporation Limited H Shares (Communication Services, Diversified Telecommunication Services)	10,590,000	4,004,292
Dongfeng Motor Group Company Limited H Shares (Consumer Discretionary, Automobiles) †	3,154,000	3,029,826
Nine Dragons Paper Holdings Limited (Materials, Paper & Forest Products) †	3,216,000	3,274,255
PICC Property & Casualty Company Limited H Shares (Financials, Insurance) †	4,298,000	4,974,308

The accompanying notes are an integral part of these financial statements.

Wells Fargo International Value Portfolio  |  19

Portfolio of investments—November 30, 2019 (unaudited)

	Shares	Value

China (continued)
Shanghai Pharmaceuticals Holding Company Limited H Shares (Health Care, Health Care Providers & Services)	1,061,600	$1,903,996
Shenzhen International Holdings Limited H Shares (Industrials, Transportation Infrastructure)	1,777,300	3,755,211

		37,450,705

Denmark: 0.55%
Danske Bank AS (Financials, Banks)	150,300	2,029,281
DFDS AS (Industrials, Marine) †	59,227	2,499,579
Sydbank AS (Financials, Banks)	102,782	1,935,465

		6,464,325

Finland: 0.29%
Nordea Bank AB (Financials, Banks)	203,700	1,442,822
Outokumpu Oyj (Materials, Metals & Mining) «	695,100	1,992,004

		3,434,826

France: 9.73%
Air France-KLM SA (Industrials, Airlines) †	288,100	3,390,136
Arkema SA (Materials, Chemicals)	42,992	4,455,488
Atos Origin SA (Information Technology, IT Services)	55,000	4,670,970
AXA SA (Financials, Insurance) †	338,800	9,218,390
BNP Paribas SA (Financials, Banks)	123,579	6,940,040
Bouygues SA (Industrials, Construction & Engineering) †	154,400	6,307,971
Compagnie de Saint-Gobain SA (Industrials, Building Products)	152,637	6,180,446
Compagnie Generale des Etablissements Michelin SCA (Consumer Discretionary, Auto Components)	32,700	3,923,542
Credit Agricole SA (Financials, Banks)	219,328	3,000,153
Engie SA (Utilities, Multi-Utilities)	328,900	5,203,804
Natixis SA (Financials, Capital Markets) †	1,250,400	5,225,579
Orange SA (Communication Services, Diversified Telecommunication Services) «	586,700	9,696,388
Quadient SA (Information Technology, Technology Hardware, Storage & Peripherals)	66,600	1,406,692
Renault SA (Consumer Discretionary, Automobiles)	55,900	2,676,420
Sanofi SA (Health Care, Pharmaceuticals)	238,389	22,197,137
Societe Generale SA (Financials, Banks) †	63,400	1,995,033
Total SA (Energy, Oil, Gas & Consumable Fuels)	349,900	18,366,159

		114,854,348

Germany: 7.40%
Allianz AG (Financials, Insurance)	44,428	10,639,447
Aurubis AG (Materials, Metals & Mining) «	43,296	2,049,343
Bayer AG (Health Care, Pharmaceuticals)	90,600	6,857,844
Bayerische Motoren Werke AG (Consumer Discretionary, Automobiles)	91,500	7,389,715
Covestro AG (Materials, Chemicals) 144A	132,837	6,220,290
Daimler AG (Consumer Discretionary, Automobiles)	106,990	6,035,535
Deutsche Lufthansa AG (Industrials, Airlines)	223,600	4,242,361
Deutsche Post AG (Industrials, Air Freight & Logistics) †	252,500	9,414,438
Metro AG (Consumer Staples, Food & Staples Retailing)	368,900	5,944,388
Muenchener Rueckversicherungs Gesellschaft AG (Financials, Insurance) †	28,119	8,073,780
Rheinmetall AG (Industrials, Industrial Conglomerates) †	30,300	3,226,281
Siemens AG (Industrials, Industrial Conglomerates) †	34,200	4,413,263
Siltronic AG (Information Technology, Semiconductors & Semiconductor Equipment)	43,000	3,560,884
Volkswagen AG (Consumer Discretionary, Automobiles) †	48,600	9,271,743

		87,339,312

The accompanying notes are an integral part of these financial statements.

20  |  Wells Fargo International Value Portfolio

Portfolio of investments—November 30, 2019 (unaudited)

	Shares	Value
Hong Kong: 2.83%
China Water Affairs Group Limited (Utilities, Water Utilities)	1,965,000	$1,508,604
CK Hutchison Holdings Limited (Industrials, Industrial Conglomerates) †	665,000	6,039,894
Kingboard Laminates Holdings Limited (Information Technology, Electronic Equipment, Instruments & Components)	3,948,000	4,453,238
Lee & Man Paper Manufacturing Limited (Materials, Paper & Forest Products) †	3,155,000	2,136,059
Sinotruk Hong Kong Limited (Industrials, Machinery) «	3,095,000	5,226,732
Skyworth Digital Holdings Limited (Consumer Discretionary, Household Durables)	8,404,000	2,254,465
WH Group Limited (Consumer Staples, Food Products) 144A†	4,355,500	4,473,343
Xinyi Glass Holdings Limited (Consumer Discretionary, Auto Components) †	2,816,000	3,309,471
Yue Yuen Industrial Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	1,364,000	4,033,699

		33,435,505

India: 0.45%
REC Limited (Financials, Diversified Financial Services)	1,086,900	2,089,333
Tech Mahindra Limited (Information Technology, IT Services)	307,494	3,263,862

		5,353,195

Ireland: 0.72%
C&C Group plc (Consumer Staples, Beverages)	240,000	1,210,528
Grafton Group plc (Industrials, Trading Companies & Distributors)	248,800	2,696,457
Smurfit Kappa Group plc (Materials, Containers & Packaging) †	130,200	4,619,229

		8,526,214

Israel: 0.34%
Bank Hapoalim Limited (Financials, Banks)	320,800	2,587,068
Teva Pharmaceutical Industries Limited (Health Care, Pharmaceuticals) †	136,844	1,422,204

		4,009,272

Italy: 2.66%
A2A SpA (Utilities, Multi-Utilities)	2,121,107	3,990,487
Enel SpA (Utilities, Electric Utilities) †	1,706,600	12,891,552
Leonardo-Finmeccanica SpA (Industrials, Aerospace & Defense)	342,737	4,008,516
Mediobanca SpA (Financials, Banks) «	371,363	4,153,051
UnipolSai Assicurazioni SpA (Financials, Insurance) «	2,160,500	6,291,498

		31,335,104

Japan: 23.10%
Adeka Corporation (Materials, Chemicals) †	203,500	3,046,363
Aisin Seiki Company Limited (Consumer Discretionary, Auto Components) †	119,800	4,532,736
Aozora Bank Limited (Financials, Banks)	64,900	1,653,639
Asahi Glass Company Limited (Industrials, Building Products)	121,800	4,447,002
Astellas Pharma Incorporated (Health Care, Pharmaceuticals)	563,700	9,620,817
Brother Industries Limited (Information Technology, Technology Hardware, Storage & Peripherals) †	200,800	3,982,234
Central Glass Company Limited (Industrials, Building Products) †	52,400	1,274,802
Credit Saison Company Limited (Financials, Consumer Finance) «	329,900	5,457,129
Denka Company Limited (Materials, Chemicals)	99,700	2,970,408
DIC Incorporated (Materials, Chemicals)	124,900	3,390,175
Dowa Mining Company Limited (Materials, Metals & Mining) †	48,300	1,728,153
Fujikura Limited (Industrials, Electrical Equipment) †	435,200	1,873,325
Geo Holdings Corporation (Consumer Discretionary, Specialty Retail)	133,700	1,592,132
Hitachi Capital Corporation (Financials, Consumer Finance) †	98,900	2,454,875
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components) †	165,800	6,515,628
Idemitsu Kosan Company Limited (Energy, Oil, Gas & Consumable Fuels) †	59,614	1,627,917
Isuzu Motors Limited (Consumer Discretionary, Automobiles)	434,600	5,085,956
Itochu Corporation (Industrials, Trading Companies & Distributors)	530,100	11,568,989
Japan Airlines Company Limited (Industrials, Airlines) †	108,600	3,376,505

The accompanying notes are an integral part of these financial statements.

Wells Fargo International Value Portfolio  |  21

Portfolio of investments—November 30, 2019 (unaudited)

	Shares	Value

Japan (continued)
JFE Holdings Incorporated (Materials, Metals & Mining) †	263,600	$3,360,647
JTEKT Corporation (Industrials, Machinery)	322,100	4,003,436
JXTG Holdings Incorporated (Energy, Oil, Gas & Consumable Fuels)	754,900	3,357,104
Kaken Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	24,800	1,334,966
KDDI Corporation (Communication Services, Wireless Telecommunication Services)	544,200	15,611,806
Keihin Corporation (Consumer Discretionary, Auto Components)	180,400	4,242,087
Komatsu Limited (Industrials, Machinery) †	236,900	5,557,689
Maeda Road Construction Company Limited (Industrials, Construction & Engineering)	125,800	2,957,024
Makino Milling Machine Company Limited (Industrials, Machinery)	79,400	3,918,479
Marubeni Corporation (Industrials, Trading Companies & Distributors)	1,051,700	7,768,086
Matsumotokiyoshi Holdings Company Limited (Consumer Staples, Food & Staples Retailing)	150,800	5,760,775
Mazda Motor Corporation (Consumer Discretionary, Automobiles) †	283,200	2,510,547
Mitsubishi Electric Corporation (Industrials, Electrical Equipment)	292,500	4,040,520
Mitsubishi Gas Chemical Company Incorporated (Materials, Chemicals) †	195,500	3,058,819
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks) †	1,433,000	7,570,986
Mitsubishi UFJ Lease & Finance Company Limited (Financials, Diversified Financial Services) †	699,300	4,492,852
Mitsui Chemicals Incorporated (Materials, Chemicals) †	177,100	4,245,415
Mizuho Financial Group Incorporated (Financials, Banks)	3,425,200	5,296,507
Morinaga Milk Industry Company Limited (Consumer Staples, Food Products)	134,500	5,617,483
Nippon Telegraph & Telephone Corporation (Communication Services, Diversified Telecommunication Services) †	324,200	16,375,922
NTT DOCOMO Incorporated (Communication Services, Wireless Telecommunication Services)	98,600	2,706,048
ORIX Corporation (Financials, Diversified Financial Services)	469,600	7,692,908
Resona Holdings Incorporated (Financials, Banks) †	1,348,600	5,720,026
Ryobi Limited (Industrials, Machinery) †	117,400	2,248,861
Sawai Pharmaceutical Company Limited (Health Care, Pharmaceuticals) †	81,600	4,817,547
Showa Corporation (Consumer Discretionary, Auto Components) †	53,200	1,107,564
Sojitz Corporation (Industrials, Trading Companies & Distributors)	1,855,500	5,833,413
Sompo Holdings Incorporated NKSJ Holdings Inc(Financials, Insurance)	85,400	3,368,547
Sumitomo Corporation (Industrials, Trading Companies & Distributors) †	378,700	5,707,150
Sumitomo Heavy Industries Limited (Industrials, Machinery)	140,900	4,030,497
Sumitomo Mitsui Financial Group Incorporated (Financials, Banks)	173,200	6,314,155
Teijin Limited (Materials, Chemicals)	279,600	5,261,345
The Keiyo Bank Limited (Financials, Banks) †	224,300	1,287,337
The Yokohama Rubber Company Limited (Consumer Discretionary, Auto Components) †	172,900	3,563,238
Toho Holdings Company Limited (Health Care, Health Care Providers & Services) †	63,000	1,447,468
Tokuyama Corporation (Materials, Chemicals) †	137,800	3,720,172
Toyo Ink SC Holding Company Limited (Materials, Chemicals)	75,000	1,847,240
Toyo Tire & Rubber Company Limited (Consumer Discretionary, Auto Components) «	165,400	2,382,292
Toyota Boshoku Corporation (Consumer Discretionary, Auto Components) †	180,900	2,848,572
UBE Industries Limited (Materials, Chemicals) †	149,300	3,207,862
ULVAC Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	107,300	4,221,591
West Japan Railway Company (Industrials, Road & Rail) †	67,100	5,909,730

		272,523,498

Malaysia: 0.28%
Tenaga Nasional Bhd (Utilities, Electric Utilities)	1,062,400	3,347,584

Netherlands: 2.62%
ABN AMRO Group NV (Financials, Banks) 144A	161,500	2,756,301
Aegon NV (Financials, Insurance) †	566,623	2,554,656
ASR Nederland NV (Financials, Insurance) †	83,831	3,115,470
ING Groep NV (Financials, Banks)	282,500	3,250,783
Koninklijke Ahold Delhaize NV (Consumer Staples, Food & Staples Retailing)	437,386	11,269,506
Philips Lighting NV (Industrials, Electrical Equipment) 144A†	161,000	4,801,940
RHI Magnesita NV (Materials, Construction Materials)	64,721	3,204,652

		30,953,308

The accompanying notes are an integral part of these financial statements.

22  |  Wells Fargo International Value Portfolio

Portfolio of investments—November 30, 2019 (unaudited)

	Shares	Value
Norway: 1.05%
Den Norske Bank ASA (Financials, Banks)	221,600	$3,720,250
Grieg Seafood ASA (Consumer Staples, Food Products)	336,787	5,139,026
Leroy Seafood Group ASA (Consumer Staples, Food Products)	558,599	3,531,833

		12,391,109

Poland: 0.12%
Asseco Poland SA (Information Technology, Software)	93,400	1,351,393

Russia: 1.69%
Gazprom Neft ADR (Energy, Oil, Gas & Consumable Fuels)	136,114	4,505,373
Gazprom Neft ADR (Energy, Oil, Gas & Consumable Fuels)	886	28,853
Gazprom PAO ADR (Energy, Oil, Gas & Consumable Fuels) †	781,547	6,208,609
Lukoil PJSC ADR (Energy, Oil, Gas & Consumable Fuels)	46,800	4,459,104
Lukoil PJSC ADR (Energy, Oil, Gas & Consumable Fuels)	50,101	4,777,631

		19,979,570

Singapore: 0.59%
DBS Group Holdings Limited (Financials, Banks)	185,700	3,428,579
United Overseas Bank Limited (Financials, Banks) †	184,100	3,475,769

		6,904,348

South Africa: 0.24%
Absa Group Limited (Financials, Banks) †	274,900	2,763,167

South Korea: 2.06%
BNK Financial Group Incorporated (Financials, Banks)	440,300	2,594,495
E-MART Incorporated (Consumer Staples, Food & Staples Retailing)	8,500	942,725
Industrial Bank of Korea (Financials, Banks)	264,500	2,631,228
JB Financial Group Company Limited (Financials, Banks)	25,418	116,206
KB Financial Group Incorporated (Financials, Banks)	79,300	3,091,703
KT&G Corporation (Consumer Staples, Tobacco)	58,000	4,802,438
LG Uplus Corporation (Communication Services, Diversified Telecommunication Services)	351,800	3,991,127
SK Telecom Company Limited (Communication Services, Wireless Telecommunication Services)	17,400	3,623,926
Woori Financial Group Incorporated (Financials, Banks) †	254,400	2,519,985

		24,313,833

Spain: 1.65%
Banco Santander Central Hispano SA (Financials, Banks) †	731,000	2,848,755
Iberdrola SA (Utilities, Electric Utilities)	323,400	3,181,243
International Consolidated Airlines Group SA (Industrials, Airlines)	548,044	3,926,670
Repsol YPF SA (Energy, Oil, Gas & Consumable Fuels)	604,900	9,523,980

		19,480,648

Sweden: 2.19%
Boliden AB (Materials, Metals & Mining)	166,200	4,286,748
Electrolux AB Class B (Consumer Discretionary, Household Durables) †	162,100	4,165,764
Sandvik AB (Industrials, Machinery)	240,700	4,377,232
Skandinaviska Enskilda Banken AB Class A (Financials, Banks)	272,700	2,338,482
Volvo AB Class B (Industrials, Machinery)	689,107	10,653,568

		25,821,794

Switzerland: 7.43%
Baloise Holding AG (Financials, Insurance)	39,946	6,944,351
Credit Suisse Group AG (Financials, Capital Markets) †	512,300	6,715,370
Helvetia Holding AG (Financials, Insurance)	31,465	4,296,047

The accompanying notes are an integral part of these financial statements.

Wells Fargo International Value Portfolio  |  23

Portfolio of investments—November 30, 2019 (unaudited)

	Shares	Value

Switzerland (continued)
Roche Holding AG (Health Care, Pharmaceuticals) †	104,400	$32,184,130
Swiss Life Holding AG (Financials, Insurance) †	19,800	9,819,295
Swiss Reinsurance AG (Financials, Insurance)	91,400	9,901,095
UBS Group AG (Financials, Capital Markets)	424,002	5,140,189
Valiant Holding AG (Financials, Banks)	17,400	1,689,962
Zurich Insurance Group AG (Financials, Insurance) †	27,970	10,975,375

		87,665,814

Taiwan: 0.85%
Catcher Technology Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	328,000	2,682,224
Powertech Technology Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	1,283,000	3,957,008
Tripod Technology Corporation (Information Technology, Electronic Equipment, Instruments & Components)	823,000	3,412,252

		10,051,484

Thailand: 0.82%
Bangchak Corporation PCL (Energy, Oil, Gas & Consumable Fuels) †	391,600	323,984
Krung Thai Bank PCL ADR (Financials, Banks) †	5,181,900	2,795,234
Quality House PCL (Real Estate, Real Estate Management & Development) †	24,369,400	2,161,330
Thai Oil PCL (Energy, Oil, Gas & Consumable Fuels)	744,000	1,698,883
Thanachart Capital PCL (Financials, Banks)	1,481,500	2,733,304

		9,712,735

Turkey: 0.35%
Koc Holding AS (Industrials, Industrial Conglomerates)	1,184,300	4,123,244

United Kingdom: 15.49%
3i Group plc (Financials, Capital Markets)	333,000	4,612,463
Anglo American plc (Materials, Metals & Mining) †	267,586	7,013,086
Aviva plc (Financials, Insurance)	704,391	3,678,572
Babcock International Group plc (Industrials, Commercial Services & Supplies)	514,589	3,929,217
BAE Systems plc (Industrials, Aerospace & Defense)	1,687,100	12,511,163
Barclays plc (Financials, Banks) †	715,000	1,586,246
Barratt Developments plc (Consumer Discretionary, Household Durables)	480,975	4,147,795
Bellway plc (Consumer Discretionary, Household Durables)	80,100	3,458,980
Bovis Homes Group plc (Consumer Discretionary, Household Durables) †	244,800	3,878,347
BP plc (Energy, Oil, Gas & Consumable Fuels)	2,015,036	12,514,230
British American Tobacco plc (Consumer Staples, Tobacco)	219,205	8,675,031
BT Group plc (Communication Services, Diversified Telecommunication Services) †	1,099,700	2,724,446
Centrica plc (Utilities, Multi-Utilities) †	2,517,300	2,611,661
Crest Nicholson Holdings plc (Consumer Discretionary, Household Durables)	345,400	1,717,137
Firstgroup plc (Industrials, Road & Rail) †	952,400	1,483,013
GlaxoSmithKline plc (Health Care, Pharmaceuticals) †	965,207	21,895,215
Highland Gold Mining Limited (Materials, Metals & Mining)	1,280,734	3,024,537
Imperial Tobacco Group plc (Consumer Staples, Tobacco)	283,391	6,242,390
Inchcape plc (Consumer Discretionary, Distributors) †	423,425	3,564,976
J Sainsbury plc (Consumer Staples, Food & Staples Retailing)	1,652,805	4,580,817
Kingfisher plc (Consumer Discretionary, Specialty Retail)	1,778,890	4,829,039
Legal & General Group plc (Financials, Insurance) †	2,314,194	8,407,186
Lloyds Banking Group plc (Financials, Banks)	7,370,000	5,828,585
Marks & Spencer Group plc (Consumer Discretionary, Multiline Retail)	705,000	1,772,037
Marston’s plc (Consumer Discretionary, Hotels, Restaurants & Leisure) †	893,000	1,477,138
Mitchells & Butlers plc (Consumer Discretionary, Hotels, Restaurants & Leisure) †	367,200	2,132,299
Paragon Group of Companies plc (Financials, Thrifts & Mortgage Finance)	501,100	3,220,920

The accompanying notes are an integral part of these financial statements.

24  |  Wells Fargo International Value Portfolio

Portfolio of investments—November 30, 2019 (unaudited)

		Shares	Value

United Kingdom (continued)
Petrofac Limited (Energy, Energy Equipment & Services) †		522,047	$2,596,003
Premier Foods plc (Consumer Staples, Food Products) †		73,926	38,243
QinetiQ Group plc (Industrials, Aerospace & Defense)		773,800	3,344,524
Redrow plc (Consumer Discretionary, Household Durables)		420,064	3,591,006
Royal Dutch Shell plc Class B (Energy, Oil, Gas & Consumable Fuels) †		587,100	16,624,791
Royal Mail plc (Industrials, Air Freight & Logistics)		539,626	1,455,118
Tate & Lyle plc (Consumer Staples, Food Products)		497,300	4,704,057
Tesco plc (Consumer Staples, Food & Staples Retailing)		1,890,300	5,608,198
The Berkeley Group Holdings plc (Consumer Discretionary, Household Durables) †		45,500	2,698,638
The Restaurant Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)		338,594	648,097

			182,825,201

Total Common Stocks (Cost $1,131,082,214)			1,149,592,221

	Dividend yield
Preferred Stocks: 0.66%

Brazil: 0.66%
Banco do Estado do Rio Grande do Sul SA Class B (Financials, Banks)	0.61%	957,800	4,538,221
Itaúsa Investimentos Itaú SA (Financials, Banks)	7.29	1,038,100	3,234,178

Total Preferred Stocks (Cost $7,464,514)			7,772,399

	Yield
Short-Term Investments: 2.49%

Investment Companies: 2.49%
Securities Lending Cash Investments LLC (l)(r)(u)	1.77	28,638,009	28,640,873
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.56	693,540	693,540

Total Short-Term Investments (Cost $29,334,118)			29,334,413

Total investments in securities (Cost $1,167,880,846)	100.57%	1,186,699,033

Other assets and liabilities, net	(0.57)	(6,681,652)

Total net assets	100.00%	$1,180,017,381

†	Non-income-earning security

«	All or a portion of this security is on loan.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt

REIT	Real estate investment trust

The accompanying notes are an integral part of these financial statements.

Wells Fargo International Value Portfolio  |  25

Portfolio of investments—November 30, 2019 (unaudited)

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities		Value, end of period	% of net assets

Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	64,602,214	149,743,763	185,707,968	28,638,009	$(44)	$0	312,581	#	$28,640,873
Wells Fargo Government Money Market Fund Select Class	6,351,554	46,892,559	52,550,573	693,540	0	0	67,360		693,540

					$(44)	$0	$379,941		$29,334,413	2.49%

#	Amount shown represents income before fees and rebates.

The accompanying notes are an integral part of these financial statements.

26  |  Wells Fargo International Value Portfolio

Statement of assets and liabilities—November 30, 2019 (unaudited)

Assets
Investments in unaffiliated securities (including $27,144,074 of securities on loan), at value (cost $1,138,546,728)	$1,157,364,620
Investments in affiliated securities, at value (cost $29,334,118)	29,334,413
Foreign currency, at value (cost $16,141,264)	15,858,420
Receivable for dividends	6,864,968
Receivable for securities lending income, net	20,634
Prepaid expenses and other assets	13,089

Total assets	1,209,456,144

Liabilities
Payable upon receipt of securities loaned	28,636,631
Advisory fee payable	767,196
Accrued expenses and other liabilities	34,936

Total liabilities	29,438,763

Total net assets	$1,180,017,381

The accompanying notes are an integral part of these financial statements.

Wells Fargo International Value Portfolio  |  27

Statement of operations—six months ended November 30, 2019 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $1,928,299)	$16,797,096
Income from affiliated securities	608,627

Total investment income	17,405,723

Expenses
Advisory fee	4,308,083
Custody and accounting fees	91,406
Professional fees	30,250
Shareholder report expenses	1,316
Trustees’ fees and expenses	11,603
Other fees and expenses	27,567

Total expenses	4,470,225

Net investment income	12,935,498

Realized and unrealized gains (losses) on investments
Net realized losses on
Unaffiliated securities	(11,762,611)
Affiliated securities	(44)

Net realized losses on investments	(11,762,655)
Net change in unrealized gains (losses) on investments	108,100,904

Net realized and unrealized gains (losses) on investments	96,338,249

Net increase in net assets resulting from operations	$109,273,747

The accompanying notes are an integral part of these financial statements.

28  |  Wells Fargo International Value Portfolio

Statement of changes in net assets

	Six months ended November 30, 2019 (unaudited)	Year ended May 31, 2019

Operations
Net investment income	$12,935,498	$40,210,852
Net realized losses on investments	(11,762,655)	(6,397,492)
Net change in unrealized gains (losses) on investments	108,100,904	(155,017,981)

Net increase (decrease) in net assets resulting from operations	109,273,747	(121,204,621)

Capital transactions
Transactions in investors’ beneficial interests
Contributions	52,020,848	527,916,476
Withdrawals	(50,017,967)	(237,901,170)

Net increase in net assets resulting from capital transactions	2,002,881	290,015,306

Total increase in net assets	111,276,628	168,810,685

Net assets
Beginning of period	1,068,740,753	899,930,068

End of period	$1,180,017,381	$1,068,740,753

The accompanying notes are an integral part of these financial statements.

Wells Fargo International Value Portfolio  |  29

Financial highlights

	Six months ended November 30, 2019 (unaudited)	Year ended May 31
		2019	2018	2017	2016	2015
Total return[1]	10.14%	(10.98)%	7.74%	19.16%	(11.85)%	(1.04)%
Ratios to average net assets (annualized)
Gross expenses	0.80%	0.80%	0.82%	0.87%	0.91%	0.91%
Net expenses	0.80%	0.80%	0.82%	0.87%	0.91%	0.91%
Net investment income	2.30%	3.53%	2.65%	3.03%	2.50%	2.45%
Supplemental data
Portfolio turnover rate	6%	13%	15%	41%	14%	18%

[1]	Returns for periods of less than one year are not annualized

The accompanying notes are an integral part of these financial statements.

30  |  Wells Fargo International Value Portfolio

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo International Value Portfolio (the “Portfolio”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolio are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On November 30, 2019, such fair value pricing was used in pricing certain foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Wells Fargo International Value Portfolio  |  31

Notes to financial statements (unaudited)

Securities lending

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Portfolio receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.

In a securities lending transaction, the net asset value of the Portfolio is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allows the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Portfolio or pay the Portfolio the market value of the loaned securities. The Portfolio bears the risk of loss with respect to depreciation of its investment of the cash collateral.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Federal and other taxes

The Portfolio is treated as a separate entity for federal income tax purposes. The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All dividends, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether such dividends and gains have been distributed by the Portfolio.

The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of November 30, 2019, the aggregate cost of all investments for federal income tax purposes was $1,172,894,475 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$151,063,911

Gross unrealized losses	(137,259,353)

Net unrealized gains	$13,804,558

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

32  |  Wells Fargo International Value Portfolio

Notes to financial statements (unaudited)

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2019:

	Quoted prices (Level 1)	Other significant observable Inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Common stocks

Australia	$58,930,266	$0	$0	$58,930,266

Austria	11,628,022	0	0	11,628,022

Belgium	7,507,136	0	0	7,507,136

Brazil	12,068,321	0	0	12,068,321

Canada	13,046,940	0	0	13,046,940

China	37,450,705	0	0	37,450,705

Denmark	6,464,325	0	0	6,464,325

Finland	3,434,826	0	0	3,434,826

France	114,854,348	0	0	114,854,348

Germany	87,339,312	0	0	87,339,312

Hong Kong	33,435,505	0	0	33,435,505

India	5,353,195	0	0	5,353,195

Ireland	8,526,214	0	0	8,526,214

Israel	0	4,009,272	0	4,009,272

Italy	31,335,104	0	0	31,335,104

Japan	272,523,498	0	0	272,523,498

Malaysia	3,347,584	0	0	3,347,584

Netherlands	30,953,308	0	0	30,953,308

Norway	12,391,109	0	0	12,391,109

Poland	1,351,393	0	0	1,351,393

Russia	19,979,570	0	0	19,979,570

Singapore	6,904,348	0	0	6,904,348

South Africa	2,763,167	0	0	2,763,167

South Korea	24,313,833	0	0	24,313,833

Spain	19,480,648	0	0	19,480,648

Sweden	25,821,794	0	0	25,821,794

Switzerland	87,665,814	0	0	87,665,814

Taiwan	10,051,484	0	0	10,051,484

Thailand	9,712,735	0	0	9,712,735

Turkey	4,123,244	0	0	4,123,244

United Kingdom	182,825,201	0	0	182,825,201

Preferred stocks

Brazil	7,772,399	0	0	7,772,399

Short-term investments

Investment companies	29,334,413	0	0	29,334,413

Total assets	$1,182,689,761	$4,009,272	$0	$1,186,699,033

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the six months ended November 30, 2019, the Portfolio did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising

Wells Fargo International Value Portfolio  |  33

Notes to financial statements (unaudited)

the subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee at the following annual rate based on the Portfolio’s average daily net assets:

Average daily net assets	Advisory fee

First $500 million	0.800%

Next $500 million	0.750

Next $1 billion	0.700

Next $2 billion	0.675

Over $4 billion	0.650

For the six months ended November 30, 2019, the advisory fee was equivalent to an annual rate of 0.77% of the Portfolio’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Funds Management. LSV Asset Management, which is not an affiliate of the Funds Management, is the subadviser to the Portfolio and is entitled to receive a fee from Funds Management at an annual rate starting at 0.35% and declining to 0.30% as the average daily net assets of the Portfolio increase.

Interfund transactions

The Portfolio may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended November 30, 2019 were $90,478,559 and $66,585,492, respectively.

6. SECURITIES LENDING TRANSACTIONS

The Portfolio lends its securities through an unaffiliated securities lending agent and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any increases or decreases in the required collateral are exchanged between the Portfolio and the counterparty on the next business day. Cash collateral received is invested in the Securities Lending Fund which seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments and is exempt from registration under Section 3(c)(7) of the 1940 Act. Securities Lending Fund is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser.

In the event of counterparty default or the failure of a borrower to return a loaned security, the Portfolio has the right to use the collateral to offset any losses incurred. As of November 30, 2019, the Fund had securities lending transactions with the following counterparties which are subject to offset:

Counterparty	Value of securities on loan	Collateral received[1]	Net amount

Bank of America Securities Inc.	$3,488,643	$(3,488,643)	$0

Citigroup Global Markets Inc.	7,030,719	(7,030,719)	0

Morgan Stanley & Co. LLC	3,506,125	(3,506,125)	0

Nomura Securities International Inc.	9,139,544	(9,139,544)	0

UBS Securities LLC	3,979,043	(3,979,043)	0

[1]	Collateral received within this table is limited to the collateral for the net transaction with the counterparty.

34  |  Wells Fargo International Value Portfolio

Notes to financial statements (unaudited)

7. BANK BORROWINGS

The Trust, along with Wells Fargo Variable Trust and Wells Fargo Funds Trust (excluding the money market funds), are parties to a $280,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended November 30, 2019, there were no borrowings by the Portfolio under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has adopted the removal and modification of disclosures early, as permitted, and will adopt the additional new disclosures at the effective date.

Wells Fargo International Value Portfolio  |  35

Other information (unaudited)

TAX INFORMATION

Pursuant to Section 853 of the Internal Revenue Code, the following amounts have been designated as foreign taxes paid for the fiscal year ended May 31, 2019. These amounts may be less than the actual foreign taxes paid for financial statement purposes. Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. None of the income was derived from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code.

Creditable foreign taxes paid	Per share amount	Foreign income as % of ordinary income distributions

$ 3,298,941	$0.052119	100%

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION

The Fund and Portfolio file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT, which is available by visiting the SEC website at sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

36  |  Wells Fargo International Value Fund

Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 150 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of The Ruth Bancroft Garden (non-profit organization). She is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, from 2009 to 2018	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

Wells Fargo International Value Fund  |  37

Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Pamela Wheelock[3] (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

38  |  Wells Fargo International Value Fund

Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Michelle Rhee[4] (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC, Chief Legal Counsel of Wells Fargo Asset Management and Assistant General Counsel of Wells Fargo Bank, N.A. since 2018. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.

Catherine Kennedy[5] (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 86 funds and Assistant Treasurer of 64 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

[3]	Pamela Wheelock was re-appointed to the Board effective January 1, 2020.

[4]	Michelle Rhee became Chief Legal Officer effective October 22, 2019.

[5]	Catherine Kennedy became Secretary effective October 22, 2019.

Wells Fargo International Value Fund  |  39

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2020 Wells Fargo & Company. All rights reserved.

408962 01-19

SA284/SAR284 11-19

Semi-Annual Report

November 30, 2019

Wells Fargo

Small Company Growth Fund

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

Reduce clutter. Save trees.
Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of November 30, 2019, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Asset Management. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾  MAY LOSE VALUE

Wells Fargo Small Company Growth Fund  |  1

Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

“Sentiment turned and U.S. equity markets gained during June and July.”

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Small Company Growth Fund for the six-month period that ended November 30, 2019. U.S. stock and global bond investors generally saw markets affected by slowing global economic growth, international trade tensions, and simmering geopolitical tensions.

Overall, fixed income had modest gains, while domestic U.S. stocks outperformed foreign equities. For the period, U.S. stocks, based on the S&P 500 Index,1 gained 15.26% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 advanced 8.70%. The MSCI EM Index (Net)3 gained 5.87%. For bond investors, the Bloomberg Barclays U.S. Aggregate Bond Index4 added 3.81%, the Bloomberg Barclays Global Aggregate ex-USD Index5 gained 1.97%, the Bloomberg Barclays Municipal Bond Index6 gained 2.39%, and the ICE BofA U.S. High Yield Index7 returned 4.23%.

Sentiment improved after a volatile start to the year.

After a choppy start to 2019, affected by political uncertainties, slowing European economic growth, and global trade tensions, investors regrouped halfway through the year. Just as the investment horizon appeared to darken, sentiment turned and U.S. equity markets gained during June and July. The gains, primarily driven by geopolitical and monetary policy events, pushed equity markets to new highs. European Central Bank President Mario Draghi said that if the outlook doesn’t improve, the bank would cut rates or buy more assets to prop up inflation. In the U.S., the Federal Reserve (Fed) cut the federal funds rate by 0.25% in July.

But after President Trump backed off of tariff threats against Mexico and China, the U.S. reversed course and threatened to impose higher tariffs on China’s exports after talks failed. China responded with tariff threats of its own and devalued the renminbi, roiling global markets. Major U.S. stock market indices tumbled in late July 2019. Bond prices gained as Treasury yields fell to multi-year lows and the yield curve inverted at multiple points along the 30-year arc.

In a microcosm, August 2019 encapsulated many of the unnerving events that plagued investors for months. The U.S.-China trade relationship swung from antagonistic to hopeful and back again with no signs of compromise. Evidence of a continued global economic slowdown mounted. Central banks in China, New Zealand, and Thailand cut interest rates. Industrial and manufacturing data declined in China, Canada, Japan, and Germany. Adding to the uncertain environment, Italy’s prime minister resigned, many feared a crackdown in Hong Kong as protestors sustained their calls for reform, and Boris Johnson planned to suspend Parliament as Brexit’s deadline neared.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2019. ICE Data Indices, LLC. All rights reserved.

2  |  Wells Fargo Small Company Growth Fund

Letter to shareholders (unaudited)

In the U.S., September 2019 saw the Fed join other central banks in cutting interest rates. U.S. manufacturing data disappointed investors. The U.S. House of Representatives began an impeachment investigation of President Trump. Meanwhile, the Brexit impasse showed no signs of resolution. Officials in China said that hitting the country’s economic growth goals for the year would be difficult in the face of tariffs and trade restrictions. So, while the S&P 500 Index finished the third quarter with the best year-to-date returns in more than 20 years, amid signs of equity investors taking money out of the stock market, concerns about future returns remained.

In October 2019, a relaxing of U.S.-China trade tensions and renewed optimism for a U.K. Brexit deal combined with positive macroeconomic data to support financial markets. The initial estimate of U.S. third-quarter gross domestic product growth, announced in late October, was a resilient 1.9% annualized rate while the U.S. unemployment rate fell to a 50-year low of 3.5% in September. However, despite resilience among U.S. consumers, business confidence declined while manufacturing activity contracted. Concerned with a potential economic slowdown, the Fed lowered interest rates another quarter point in late October, its third rate cut in four months. This helped push the S&P 500 Index to an all-time high while emerging market equities rallied and global bonds declined overall, reflecting a broad pickup in risk appetite.

Equity markets continued to rally in November 2019 despite ongoing geopolitical risks. Although U.S.-China trade tensions didn’t abate, neither did the tariff war escalate. Hopes for a trade deal buoyed investor confidence. U.S. business sentiment improved slightly and manufacturing and services activity picked up. Throughout the month, central bank actions were on hold. With that positive backdrop, developed market equities outpaced those in emerging markets, and U.S. stocks, as reflected by the S&P 500 Index, outperformed non-U.S. stocks overall. The S&P 500 Index ended November on track for its best calendar-year performance since 2013. While consumer confidence and purchasing manager activity rose in the eurozone, China reported weakening manufacturing and consumer data. Bond yields rose marginally, leading to slightly negative returns for global government and investment-grade corporate bonds.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

“Equity markets continued to rally in November despite ongoing geopolitical risks.”

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

Wells Fargo Small Company Growth Fund  |  3

Performance highlights (unaudited)

The Fund is currently closed to most new investors.1

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser for the affiliated master portfolio2

Peregrine Capital Management, LLC

Portfolio managers

William A. Grierson, CFA®‡

Daniel J. Hagen, CFA®‡

Paul E. von Kuster, CFA®‡

Average annual total returns (%) as of November 30, 2019

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)

	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]

Class A (WFSAX)	1-30-2004	2.08	7.32	13.43	8.31	8.60	14.10	1.32	1.32

Class C (WSMCX)	1-30-2004	6.50	7.80	13.26	7.50	7.80	13.26	2.07	2.07

Class R6 (WSCRX)[5]	10-31-2014	–	–	–	8.78	9.08	14.63	0.89	0.89

Administrator Class (NVSCX)	11-11-1994	–	–	–	8.44	8.76	14.32	1.24	1.20

Institutional Class (WSCGX)	3-31-2008	–	–	–	8.71	9.02	14.60	0.99	0.95

Russell 2000® Growth Index[6]	–	–	–	–	10.93	9.48	13.68	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

4  |  Wells Fargo Small Company Growth Fund

Performance highlights (unaudited)

Ten largest holdings (%) as of November 30, 2019[7]

Lumentum Holdings Incorporated	1.72

ICON plc ADR	1.66

SS&C Technologies Holdings Incorporated	1.64

Essent Group Limited	1.55

Syneos Health Incorporated	1.53

Performance Food Group Company	1.53

LiveRamp Holdings Incorporated	1.44

RealPage Incorporated	1.41

ASGN Incorporated	1.41

Cornerstone OnDemand Incorporated	1.40

Sector distribution as of November 30, 2019[8]

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

[1]	Please see the Fund’s current Statement of Additional Information for further details.

[2]

The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single affiliated master portfolio of the Wells Fargo Master Trust with a substantially identical investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.

[3]

Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[4]

The manager has contractually committed through September 30, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at 1.33% for Class A, 2.08% for Class C, 0.90% for Class R6, 1.20% for Administrator Class, and 0.95% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the affiliated master portfolio invests, and extraordinary expenses are excluded from the expense cap. Net expenses from the affiliated master portfolio are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[5]

Historical performance shown for Class R6 shares prior to their inception reflects the performance of Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns for Class R6 shares would be higher.

[6]	The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price/book ratios and higher forecasted growth values. You cannot invest directly in an index.

[7]

The ten largest holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the securities of the affiliated master portfolio allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[8]

Amounts represent the sector distribution of the affiliated master portfolio which are calculated based on the total long-term investments of the affiliated master portfolio. These amounts are subject to change and may have changed since the date specified.

Wells Fargo Small Company Growth Fund  |  5

Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from June 1, 2019 to November 30, 2019.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 6-1-2019	Ending account value 11-30-2019	Expenses paid during the period[1,2]	Annualized net expense ratio[1]

Class A

Actual	$1,000.00	$1,117.19	$6.99	1.32%

Hypothetical (5% return before expenses)	$1,000.00	$1,018.40	$6.66	1.32%

Class C

Actual	$1,000.00	$1,112.98	$10.93	2.07%

Hypothetical (5% return before expenses)	$1,000.00	$1,014.65	$10.43	2.07%

Class R6

Actual	$1,000.00	$1,119.66	$4.72	0.89%

Hypothetical (5% return before expenses)	$1,000.00	$1,020.55	$4.50	0.89%

Administrator Class

Actual	$1,000.00	$1,117.81	$6.35	1.20%

Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$6.06	1.20%

Institutional Class

Actual	$1,000.00	$1,119.22	$5.03	0.95%

Hypothetical (5% return before expenses)	$1,000.00	$1,020.25	$4.80	0.95%

[1]	Amounts reflect net expenses allocated from the affiliated Master Portfolio in which the Fund invests.

[2]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

6  |  Wells Fargo Small Company Growth Fund

Portfolio of investments—November 30, 2019 (unaudited)

Value
Investment Companies: 100.00%

Affiliated Master Portfolios: 100.00%
Wells Fargo Small Company Growth Portfolio	$1,772,459,629

Total Investment Companies (Cost $1,355,489,454)	1,772,459,629

Total investments in securities (Cost $1,355,489,454)	100.00%	1,772,459,629

Other assets and liabilities, net	0.00	(38,561)

Total net assets	100.00%	$1,772,421,068

Investments in Affiliates

Transactions with the affiliated Master Portfolio were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolio	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolio	Dividends allocated from affiliated Master Portfolio	Affiliated income allocated from affiliated Master Portfolio	Value, end of period	% of net assets
Wells Fargo Small Company Growth Portfolio	98%	98%	$102,037,602	$101,065,532	$5,742,992	$736,870	$1,772,459,629	100.00%

The accompanying notes are an integral part of these financial statements.

Wells Fargo Small Company Growth Fund  |  7

Statement of assets and liabilities—November 30, 2019 (unaudited)

Assets
Investments in affiliated Master Portfolio, at value (cost $1,355,489,454)	$1,772,459,629
Receivable for Fund shares sold	2,018,640
Prepaid expenses and other assets	30,897

Total assets	1,774,509,166

Liabilities
Payable for Fund shares redeemed	1,612,163
Management fee payable	36,716
Administration fees payable	151,917
Distribution fee payable	8,161
Shareholder report expenses payable	123,002
Trustees’ fees and expenses payable	2,324
Accrued expenses and other liabilities	153,815

Total liabilities	2,088,098

Total net assets	$1,772,421,068

Net assets consist of
Paid-in capital	$1,195,086,177
Total distributable earnings	577,334,891

Total net assets	$1,772,421,068

Computation of net asset value and offering price per share
Net assets – Class A	$56,671,944
Shares outstanding – Class A1	1,035,602
Net asset value per share – Class A	$54.72
Maximum offering price per share – Class A2	$58.06
Net assets – Class C	$13,079,571
Shares outstanding – Class C1	274,903
Net asset value per share – Class C	$47.58
Net assets – Class R6	$562,468,053
Shares outstanding – Class R6[1]	9,542,255
Net asset value per share – Class R6	$58.94
Net assets – Administrator Class	$81,475,195
Shares outstanding – Administrator Class[1]	1,426,408
Net asset value per share – Administrator Class	$57.12
Net assets – Institutional Class	$1,058,726,305
Shares outstanding – Institutional Class[1]	18,014,965
Net asset value per share – Institutional Class	$58.77

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

8  |  Wells Fargo Small Company Growth Fund

Statement of operations—six months ended November 30, 2019 (unaudited)

Investment income
Dividends allocated from affiliated Master Portfolio (net of foreign withholding taxes of $51,093)	$5,742,992
Affiliated income allocated from affiliated Master Portfolio	736,870
Expenses allocated from affiliated Master Portfolio	(6,899,044)

Total investment income	(419,182)

Expenses
Management fee	441,862
Administration fees
Class A	59,104
Class C	14,060
Class R6	84,965
Administrator Class	52,696
Institutional Class	682,672
Shareholder servicing fees
Class A	70,362
Class C	16,738
Administrator Class	101,338
Distribution fee
Class C	50,176
Custody and accounting fees	33,009
Professional fees	16,453
Registration fees	77,172
Shareholder report expenses	85,611
Trustees’ fees and expenses	10,623
Other fees and expenses	31,413

Total expenses	1,828,254
Less: Fee waivers and/or expense reimbursements
Fund-level	(266)
Class R6	(68)
Administrator Class	(15,904)
Institutional Class	(207,288)

Net expenses	1,604,728

Net investment loss	(2,023,910)

Realized and unrealized gains (losses) on investments
Net realized gains on securities transactions allocated from affiliated Master Portfolio	102,037,602
Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolio	101,065,532

Net realized and unrealized gains (losses) on investments	203,103,134

Net increase in net assets resulting from operations	$201,079,224

The accompanying notes are an integral part of these financial statements.

Wells Fargo Small Company Growth Fund  |  9

Statement of changes in net assets

	Six months ended November 30, 2019 (unaudited)		Year ended May 31, 2019

Operations
Net investment loss		$(2,023,910)		$(5,505,054)
Net realized gains on investments		102,037,602		211,071,257
Net change in unrealized gains (losses) on investments		101,065,532		(317,347,617)

Net increase (decrease) in net assets resulting from operations		201,079,224		(111,781,414)

Distributions to shareholders from net investment income and net realized gains
Class A		0		(4,812,269)
Class C		0		(1,472,490)
Class R6		0		(43,353,220)
Administrator Class		0		(7,628,191)
Institutional Class		0		(79,166,580)

Total distributions to shareholders		0		(136,432,750)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	82,996	4,238,643	438,493	23,606,902
Class C	742	33,483	11,566	528,806
Class R6	633,207	34,903,682	3,125,212	184,297,448
Administrator Class	78,204	4,175,034	504,790	28,496,503
Institutional Class	1,457,872	80,104,293	5,840,084	335,266,742

		123,455,135		572,196,401

Reinvestment of distributions
Class A	0	0	92,633	4,427,868
Class C	0	0	31,746	1,328,867
Class R6	0	0	735,766	37,730,057
Administrator Class	0	0	152,980	7,624,565
Institutional Class	0	0	1,201,482	61,455,772

		0		112,567,129

Payment for shares redeemed
Class A	(357,679)	(18,177,745)	(563,233)	(31,063,522)
Class C	(52,601)	(2,340,753)	(113,094)	(5,236,576)
Class R6	(1,813,139)	(100,295,083)	(3,393,805)	(197,814,217)
Administrator Class	(371,047)	(19,822,877)	(882,997)	(49,514,482)
Institutional Class	(3,399,389)	(189,875,819)	(6,511,614)	(373,073,185)

		(330,512,277)		(656,701,982)

Net increase (decrease) in net assets resulting from capital share transactions		(207,057,142)		28,061,548

Total decrease in net assets		(5,977,918)		(220,152,616)

Net assets
Beginning of period		1,778,398,986		1,998,551,602

End of period		$1,772,421,068		$1,778,398,986

The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo Small Company Growth Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2019 (unaudited)	Year ended May 31
CLASS A		2019	2018	2017	2016	2015
Net asset value, beginning of period	$48.98	$56.66	$44.26	$37.69	$44.23	$39.44
Net investment loss	(0.57)	(0.36)	(0.35)[1]	(0.28)[1]	(0.22)[1]	(0.37)[1]
Net realized and unrealized gains (losses) on investments	6.31	(3.22)	12.75	6.85	(6.05)	7.08

Total from investment operations	5.74	(3.58)	12.40	6.57	(6.27)	6.71
Distributions to shareholders from
Net realized gains	0.00	(4.10)	0.00	0.00	(0.27)	(1.92)
Net asset value, end of period	$54.72	$48.98	$56.66	$44.26	$37.69	$44.23
Total return[2]	11.72%	(6.13)%	28.02%	17.43%	(14.20)%	17.51%
Ratios to average net assets (annualized)
Gross expenses[3]	1.32%	1.31%	1.32%	1.33%	1.34%	1.41%
Net expenses[3]	1.32%	1.31%	1.32%	1.33%	1.34%	1.40%
Net investment loss[3]	(0.59)%	(0.63)%	(0.71)%	(0.68)%	(0.57)%	(0.90)%
Supplemental data
Portfolio turnover rate[4]	22%	54%	37%	82%	49%	58%
Net assets, end of period (000s omitted)	$56,672	$64,182	$76,065	$76,087	$128,675	$85,588

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2019 (unaudited) Year ended May 31, 2019 Year ended May 31, 2018 Year ended May 31, 2017 Year ended May 31, 2016 Year ended May 31, 2015	0.78 0.78 0.78 0.78 0.80 0.81	% % % % % %

[4]

Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investments in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Small Company Growth Fund  |  11

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2019 (unaudited)	Year ended May 31
CLASS C		2019	2018	2017	2016	2015
Net asset value, beginning of period	$42.75	$50.38	$39.65	$34.02	$40.25	$36.32
Net investment loss	(1.08)	(0.66)[1]	(0.64)[1]	(0.54)[1]	(0.46)[1]	(0.63)[1]
Net realized and unrealized gains (losses) on investments	5.91	(2.87)	11.37	6.17	(5.50)	6.48

Total from investment operations	(4.83)	(3.53)	10.73	5.63	(5.96)	5.85
Distributions to shareholders from
Net realized gains	0.00	(4.10)	0.00	0.00	(0.27)	(1.92)
Net asset value, end of period	$47.58	$42.75	$50.38	$39.65	$34.02	$40.25
Total return[2]	11.30%	(6.82)%	27.06%	16.55%	(14.84)%	16.62%
Ratios to average net assets (annualized)
Gross expenses[3]	2.07%	2.06%	2.07%	2.08%	2.09%	2.16%
Net expenses[3]	2.07%	2.06%	2.07%	2.08%	2.09%	2.15%
Net investment loss[3]	(1.34)%	(1.38)%	(1.47)%	(1.43)%	(1.32)%	(1.64)%
Supplemental data
Portfolio turnover rate[4]	22%	54%	37%	82%	49%	58%
Net assets, end of period (000s omitted)	$13,080	$13,968	$19,979	$22,410	$26,946	$17,334

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2019 (unaudited) Year ended May 31, 2019 Year ended May 31, 2018 Year ended May 31, 2017 Year ended May 31, 2016 Year ended May 31, 2015	0.78 0.78 0.78 0.78 0.80 0.81	% % % % % %

[4]

Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investments in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo Small Company Growth Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2019 (unaudited)	Year ended May 31
CLASS R6		2019	2018	2017	2016	2015[1]
Net asset value, beginning of period	$52.65	$60.31	$46.91	$39.77	$46.45	$42.98
Net investment loss	(0.08)	(0.12)	(0.14)	(0.11)	(0.03)	(0.09)[2]
Net realized and unrealized gains (losses) on investments	6.37	(3.44)	13.54	7.25	(6.38)	5.48

Total from investment operations	6.29	(3.56)	13.40	7.14	(6.41)	5.39
Distributions to shareholders from
Net realized gains	0.00	(4.10)	0.00	0.00	(0.27)	(1.92)
Net asset value, end of period	$58.94	$52.65	$60.31	$46.91	$39.77	$46.45
Total return[3]	11.97%	(5.73)%	28.59%	17.95%	(13.83)%	13.00%
Ratios to average net assets (annualized)
Gross expenses[4]	0.89%	0.88%	0.89%	0.90%	0.91%	0.91%
Net expenses[4]	0.89%	0.88%	0.89%	0.90%	0.90%	0.90%
Net investment loss[4]	(0.16)%	(0.20)%	(0.29)%	(0.25)%	(0.09)%	(0.34)%
Supplemental data
Portfolio turnover rate[5]	22%	54%	37%	82%	49%	58%
Net assets, end of period (000s omitted)	$562,468	$564,516	$618,523	$418,111	$229,391	$644

[1]	For the period from October 31, 2014 (commencement of class operations) to May 31, 2015

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

[4]	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2019 (unaudited) Year ended May 31, 2019 Year ended May 31, 2018 Year ended May 31, 2017 Year ended May 31, 2016 Year ended May 31, 2015	0.78 0.78 0.78 0.78 0.80 0.81	% % % % % %

[5]

Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investments in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Small Company Growth Fund  |  13

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2019 (unaudited)	Year ended May 31
ADMINISTRATOR CLASS		2019	2018	2017	2016	2015
Net asset value, beginning of period	$51.10	$58.85	$45.91	$39.05	$45.73	$40.64
Net investment loss	(0.12)[1]	(0.29)[1]	(0.30)[1]	(0.24)[1]	(0.19)[1]	(0.30)[1]
Net realized and unrealized gains (losses) on investments	6.14	(3.36)	13.24	7.10	(6.22)	7.31

Total from investment operations	6.02	(3.65)	12.94	6.86	(6.41)	7.01
Distributions to shareholders from
Net realized gains	0.00	(4.10)	0.00	0.00	(0.27)	(1.92)
Net asset value, end of period	$57.12	$51.10	$58.85	$45.91	$39.05	$45.73
Total return[2]	11.78%	(6.02)%	28.19%	17.57%	(14.04)%	17.73%
Ratios to average net assets (annualized)
Gross expenses[3]	1.24%	1.23%	1.24%	1.25%	1.25%	1.24%
Net expenses[3]	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%
Net investment loss[3]	(0.47)%	(0.51)%	(0.60)%	(0.55)%	(0.46)%	(0.70)%
Supplemental data
Portfolio turnover rate[4]	22%	54%	37%	82%	49%	58%
Net assets, end of period (000s omitted)	$81,475	$87,850	$114,429	$130,311	$130,104	$185,267

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

[3]	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2019 (unaudited) Year ended May 31, 2019 Year ended May 31, 2018 Year ended May 31, 2017 Year ended May 31, 2016 Year ended May 31, 2015	0.78 0.78 0.78 0.78 0.80 0.81	% % % % % %

[4]

Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investments in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo Small Company Growth Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2019 (unaudited)	Year ended May 31
INSTITUTIONAL CLASS		2019	2018	2017	2016	2015
Net asset value, beginning of period	$52.51	$60.20	$46.85	$39.75	$46.44	$41.14
Net investment loss	(0.10)	(0.15)	(0.19)	(0.15)	(0.09)	(0.20)[1]
Net realized and unrealized gains (losses) on investments	6.36	(3.44)	13.54	7.25	(6.33)	7.42

Total from investment operations	6.26	(3.59)	13.35	7.10	(6.42)	7.22
Distributions to shareholders from
Net realized gains	0.00	(4.10)	0.00	0.00	(0.27)	(1.92)
Net asset value, end of period	$58.77	$52.51	$60.20	$46.85	$39.75	$46.44
Total return[2]	11.92%	(5.77)%	28.50%	17.86%	(13.85)%	18.03%
Ratios to average net assets (annualized)
Gross expenses[3]	0.99%	0.98%	0.99%	1.00%	1.01%	0.98%
Net expenses[3]	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%
Net investment loss[3]	(0.22)%	(0.26)%	(0.35)%	(0.31)%	(0.18)%	(0.45)%
Supplemental data
Portfolio turnover rate[4]	22%	54%	37%	82%	49%	58%
Net assets, end of period (000s omitted)	$1,058,726	$1,047,883	$1,169,555	$1,014,847	$678,699	$457,542

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

[3]	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2019 (unaudited) Year ended May 31, 2019 Year ended May 31, 2018 Year ended May 31, 2017 Year ended May 31, 2016 Year ended May 31, 2015	0.78 0.78 0.78 0.78 0.80 0.81	% % % % % %

[4]

Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investments in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Small Company Growth Fund  |  15

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Small Company Growth Fund (the “Fund”) which is a diversified series of the Trust.

The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single master portfolio with a substantially identical investment objective and substantially similar investment strategies. The Fund seeks to achieve its investment objective by investing substantially all of its assets in a separate diversified portfolio (the “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. The affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities. The Fund accounts for its investment in the affiliated Master Portfolio as a partnership investment and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the affiliated Master Portfolio for the six months ended November 30, 2019 are included in this report and should be read in conjunction with the Fund’s financial statements. As of November 30, 2019, the Fund owned 98% of Wells Fargo Small Company Growth Portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Investments in the affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which are also valued daily. Securities held in the affiliated Master Portfolio are valued as discussed in the Notes to Financial Statements of the affiliated Master Portfolio, which are included elsewhere in this report.

Investment transactions, income and expenses

Investments in the affiliated Master Portfolio are recorded on a trade basis. The Fund records daily its proportionate share of the affiliated Master Portfolio’s income, expenses and realized and unrealized gains or losses. The Fund also accrues its own expenses.

Distributions to shareholders

Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

16  |  Wells Fargo Small Company Growth Fund

Notes to financial statements (unaudited)

As of November 30, 2019, the aggregate cost of all investments for federal income tax purposes was $1,373,420,056 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$399,039,573

Gross unrealized losses	0

Net unrealized gains	$399,039,573

As of May 31, 2019, the Fund had current year deferred post-October capital losses consisting of $6,988,693 in short-term losses which was recognized on the first day of the current fiscal year.

As of May 31, 2019, the Fund had a qualified late-year ordinary loss of $1,877,655 which was recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

At November 30, 2019, the affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective and the value of the affiliate Master Portfolio was as follows:

Affiliated Master Portfolio	Investment objective	Value of affiliated Master Portfolio

Wells Fargo Small Company Growth Portfolio	Seeks long-term capital appreciation	$1,772,459,629

The affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund and providing fund-level administrative services in connection with the Fund’s operations. As long as the Fund continues to invest substantially all of its assets in a single affiliated Master Portfolio, the Fund pays Funds Management an investment management fee only for fund-level administrative services at the following annual rate based on the Fund’s average daily net assets:

Average daily net assets	Management fee

First $5 billion	0.05%

Next $5 billion	0.04

Over $10 billion	0.03

For the six months ended November 30, 2019, the management fee was equivalent to an annual rate of 0.05% of the Fund’s average daily net assets.

Funds Management also serves as the adviser to the affiliated Master Portfolio and is entitled to receive a fee from the affiliated Master Portfolio for those services.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account

Wells Fargo Small Company Growth Fund  |  17

Notes to financial statements (unaudited)

servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Class A, Class C	0.21%

Class R6	0.03

Administrator Class, Institutional Class	0.13

Waivers and/or expense reimbursements

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Net expenses from the affiliated Master Portfolio are included in the expense caps. Funds Management has committed through September 30, 2020 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.33% for Class A shares, 2.08% for Class C shares, 0.90% for Class R6 shares, 1.20% for Administrator Class shares and 0.95% for Institutional Class shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Prior to October 1, 2019, the Fund’s expenses were capped at 1.35% for Class A shares and 2.10% for Class C shares.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended November 30, 2019, Funds Distributor received $316 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended November 30, 2019.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

The Fund seeks to achieve its investment objective by investing substantially all of its assets in a single affiliated Master Portfolio. Purchases and sales have been calculated by multiplying the Fund’s ownership percentage of the affiliated Master Portfolio by the affiliated Master Portfolio’s purchases and sales. Purchases and sales of investments, excluding short-term securities, for the six months ended November 30, 2019 were $380,466,373 and $535,124,024, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended November 30, 2019, there were no borrowings by the Fund under the agreement.

18  |  Wells Fargo Small Company Growth Fund

Notes to financial statements (unaudited)

7. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. Through its investment in the affiliated Master Portfolio which may invest a substantial portion of its assets in any sector, the Fund may in turn be more affected by changes in that sector than a fund whose investments are not heavily weighted in any sector. As of the end of the period, the Fund invests a concentration of its portfolio in the information technology and health care sectors.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has adopted the removal and modification of disclosures early, as permitted, and will adopt the additional new disclosures at the effective date.

Wells Fargo Small Company Growth Fund  |  19

Portfolio of investments—November 30, 2019 (unaudited)

	Shares	Value

Common Stocks: 97.49%

Communication Services: 0.37%

Entertainment: 0.37%
Lions Gate Entertainment Class B †	772,482	$6,697,419

Consumer Discretionary: 10.37%

Auto Components: 0.98%
Fox Factory Holding Corporation †	266,786	17,589,201

Diversified Consumer Services: 1.25%
Houghton Mifflin Harcourt Company †	1,189,380	6,981,661
Strategic Education Incorporated †	110,326	15,637,607

		22,619,268

Hotels, Restaurants & Leisure: 3.14%
Eldorado Resorts Incorporated «†	450,206	24,090,523
Extended Stay America Incorporated †	979,598	14,458,866
International Game Technology «	1,213,965	18,027,380

		56,576,769

Household Durables: 1.13%
Skyline Champion Corporation †	615,582	20,425,011

Leisure Products: 0.75%
Callaway Golf Company	649,518	13,496,984

Specialty Retail: 2.37%
Burlington Stores Incorporated †	89,142	20,056,950
Children’s Place Retail Stores Incorporated «	179,833	12,994,733
Monro Muffler Brake Incorporated	131,222	9,631,695

		42,683,378

Textiles, Apparel & Luxury Goods: 0.75%
G-III Apparel Group Limited †	457,598	13,544,901

Consumer Staples: 1.51%

Food & Staples Retailing: 1.51%
Performance Food Group Company †	576,126	27,112,490

Energy: 1.00%

Oil, Gas & Consumable Fuels: 1.00%
GasLog Limited	746,161	6,984,067
Parsley Energy Incorporated Class A	732,539	10,973,434

		17,957,501

Financials: 11.19%

Banks: 1.49%
SVB Financial Group †	64,371	14,916,692
Triumph Bancorp Incorporated †	331,613	11,891,642

		26,808,334

Capital Markets: 4.54%
Evercore Partners Incorporated Class A	313,649	24,270,160
Focus Financial Partners Class A †	450,432	12,661,644

The accompanying notes are an integral part of these financial statements.

20  |  Wells Fargo Small Company Growth Portfolio

Portfolio of investments—November 30, 2019 (unaudited)

	Shares	Value

Capital Markets (continued)
Stifel Financial Corporation †	391,984	$24,506,840
VIRTU Financial Incorporated Class A «†	510,762	8,478,649
Virtus Investment Partners Incorporated	101,924	12,006,647

		81,923,940

Consumer Finance: 0.75%
FirstCash Financial Services Incorporated	166,360	13,448,542

Insurance: 2.89%
Argo Group International Holdings Limited	232,704	15,307,269
BRP Group Incorporated Class A †	392,827	6,764,481
Goosehead Insurance Incorporated Class A «†	286,905	11,625,391
Palomar Holdings Incorporated †	336,795	18,378,903

		52,076,044

Thrifts & Mortgage Finance: 1.52%
Essent Group Limited	502,991	27,488,458

Health Care: 25.06%

Biotechnology: 9.25%
ACADIA Pharmaceuticals Incorporated †	281,722	12,759,189
Alnylam Pharmaceuticals Incorporated †	129,184	15,132,614
bluebird bio Incorporated †	87,031	7,044,289
CareDx Incorporated †	530,680	10,889,554
Emergent BioSolutions Incorporated †	224,222	12,300,819
Flexion Therapeutics Incorporated «†	581,889	10,316,892
Galapagos NV «†	54,187	10,610,356
Immunomedics Incorporated †	643,623	12,087,240
Intercept Pharmaceuticals Incorporated «†	101,367	10,985,142
Invitae Corporation «†	559,898	11,141,970
Ionis Pharmaceuticals Incorporated †	158,058	10,109,390
Iovance Biotherapeutics Incorporated †	453,621	10,356,167
Ironwood Pharmaceuticals Incorporated †	949,277	11,410,310
Momenta Pharmaceuticals Incorporated †	620,289	10,420,855
Portola Pharmaceuticals Incorporated †	387,461	11,062,012

		166,626,799

Health Care Equipment & Supplies: 5.46%
Atricure Incorporated †	637,931	18,978,447
Axogen Incorporated †	477,099	8,268,126
Axonics Modulation Technologies Incorporated «†	431,929	10,534,748
Cerus Corporation †	1,664,808	7,225,267
Glaukos Corporation †	312,907	20,066,726
Novocure Limited †	113,644	10,475,704
Tactile Systems Technology Class I †	354,930	22,790,055

		98,339,073

Health Care Providers & Services: 2.47%
AMN Healthcare Services Incorporated †	318,005	18,911,757
HealthEquity Incorporated †	204,051	12,832,767
PetIQ Incorporated «†	555,443	12,775,189

		44,519,713

The accompanying notes are an integral part of these financial statements.

Wells Fargo Small Company Growth Portfolio  |  21

Portfolio of investments—November 30, 2019 (unaudited)

	Shares	Value
Health Care Technology: 3.76%
Allscripts Healthcare Solutions Incorporated †	1,028,671	$11,089,073
Evolent Health Incorporated Class A †	897,571	6,471,487
Omnicell Incorporated †	222,637	17,808,734
Tabula Rasa Healthcare Incorporated «†	253,859	11,324,650
Teladoc Incorporated «†	252,628	21,155,069

		67,849,013

Life Sciences Tools & Services: 3.47%
Adaptive Biotechnologies Corporation «†	223,420	6,074,790
ICON plc ADR †	179,973	29,364,395
Syneos Health Incorporated †	494,148	27,133,667

		62,572,852

Pharmaceuticals: 0.65%
Pacira Pharmaceuticals Incorporated †	253,759	11,728,741

Industrials: 17.05%

Aerospace & Defense: 1.62%
AAR Corporation	321,995	14,389,957
Kratos Defense & Security Solutions Incorporated †	814,468	14,709,292

		29,099,249

Air Freight & Logistics: 0.80%
Hub Group Incorporated Class A †	283,171	14,461,543

Building Products: 2.03%
A.O. Smith Corporation †	313,098	15,153,943
Masonite International Corporation †	197,623	14,189,331
PGT Incorporated †	503,350	7,238,173

		36,581,447

Commercial Services & Supplies: 1.09%
IAA Incorporated †	286,729	12,997,426
KAR Auction Services Incorporated †	318,587	6,728,557

		19,725,983

Construction & Engineering: 0.50%
Dycom Industries Incorporated †	173,184	9,014,227

Electrical Equipment: 0.82%
Atkore International Incorporated †	353,934	14,766,126

Machinery: 5.95%
AGCO Corporation	198,189	15,484,507
Chart Industries Incorporated †	189,460	10,458,192
Circor International Incorporated †	324,370	14,389,053
Gardner Denver Holdings Incorporated †	415,992	14,089,649
SPX Corporation †	501,609	23,966,878
Wabash National Corporation	738,626	11,633,360
Woodward Governor Company	147,840	17,266,234

		107,287,873

The accompanying notes are an integral part of these financial statements.

22  |  Wells Fargo Small Company Growth Portfolio

Portfolio of investments—November 30, 2019 (unaudited)

	Shares	Value
Professional Services: 2.54%
ASGN Incorporated †	372,409	$24,955,127
ICF International Incorporated	231,355	20,759,484

		45,714,611

Road & Rail: 1.70%
Knight-Swift Transportation Holdings Incorporated «†	348,931	12,906,958
Schneider National Incorporated Class B	778,946	17,721,022

		30,627,980

Information Technology: 25.93%

Communications Equipment: 2.92%
Ciena Corporation †	585,046	22,208,346
Lumentum Holdings Incorporated †	413,049	30,425,189

		52,633,535

Electronic Equipment, Instruments & Components: 0.49%
Benchmark Electronics Incorporated †	259,321	8,938,795

IT Services: 5.67%
Black Knight Incorporated †	307,928	19,402,543
Euronet Worldwide Incorporated †	132,305	20,797,023
LiveRamp Holdings Incorporated †	510,327	25,562,279
Verra Mobility Corporation †	970,686	14,531,169
WEX Incorporated †	108,851	21,893,202

		102,186,216

Semiconductors & Semiconductor Equipment: 3.78%
Cabot Microelectronics Corporation †	105,044	14,013,920
FormFactor Incorporated †	558,712	12,928,596
Onto Innovation Incorporated †	341,166	11,449,531
Silicon Motion Technology Corporation ADR †	288,160	12,765,488
Teradyne Incorporated	270,488	16,929,844

		68,087,379

Software: 13.07%
Benefitfocus Incorporated †	307,383	7,371,044
Box Incorporated Class A †	952,743	17,378,032
Cerence Incorporated †	131,706	2,049,345
Cornerstone OnDemand Incorporated †	403,116	24,860,164
CyberArk Software Limited †	167,410	20,516,096
Mimecast Limited †	325,849	14,451,403
Nuance Communications Incorporated †	1,053,643	18,891,819
Pagerduty Incorporated «†	544,654	14,188,237
PTC Incorporated †	312,491	23,936,811
RealPage Incorporated †	455,242	25,051,967
SS&C Technologies Holdings Incorporated †	483,553	29,037,356
Talend SA ADR †	167,078	6,342,281
Zendesk Incorporated †	217,309	17,167,411
Zuora Incorporated «†	893,791	14,247,029

		235,488,995

The accompanying notes are an integral part of these financial statements.

Wells Fargo Small Company Growth Portfolio  |  23

Portfolio of investments—November 30, 2019 (unaudited)

			Shares	Value
Materials: 4.06%

Chemicals: 1.71%
Element Solutions Incorporated †			1,461,830	$17,088,793
Orion Engineered Carbons SA			748,312	13,604,312

				30,693,105

Construction Materials: 0.59%
US Concrete Incorporated †			261,001	10,682,771

Metals & Mining: 0.72%
Steel Dynamics Incorporated			383,706	12,942,403

Paper & Forest Products: 1.04%
Boise Cascade Company †			495,266	18,780,487

Real Estate: 0.95%

Equity REITs: 0.95%
QTS Realty Trust Incorporated Class A †			323,515	17,168,941

Total Common Stocks (Cost $1,285,503,694)				1,756,966,097

		Expiration date
Rights: 0.00%

Consumer Discretionary: 0.00%

Media: 0.00%
Media General Incorporated †(a)		12-31-2020	347,897	0

Total Rights (Cost $0)				0

	Yield
Short-Term Investments: 11.71%

Investment Companies: 11.71%
Securities Lending Cash Investments LLC (l)(r)(u)	1.77%		163,147,685	163,164,000
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.56		47,925,862	47,925,862

Total Short-Term Investments (Cost $211,083,898)				211,089,862

Total investments in securities (Cost $1,496,587,592)	109.20%	1,968,055,959

Other assets and liabilities, net	(9.20)	(165,837,805)

Total net assets	100.00%	$1,802,218,154

†	Non-income-earning security
«	All or a portion of this security is on loan.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt

REIT	Real estate investment trust

The accompanying notes are an integral part of these financial statements.

24  |  Wells Fargo Small Company Growth Portfolio

Portfolio of investments—November 30, 2019 (unaudited)

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities		Value, end of period	% of net assets

Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	117,789,132	421,450,589	376,092,036	163,147,685	$(158)	0	$1,469,947	#	$163,164,000
Wells Fargo Government Money Market Fund Select Class	77,449,512	303,428,920	332,952,570	47,925,862	0	0	497,135		47,925,862

					$(158)	0	$1,967,082		$211,089,862	11.71%

#	Amount shown represents income before fees and rebates.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Small Company Growth Portfolio  |  25

Statement of assets and liabilities—November 30, 2019 (unaudited)

Assets
Investments in unaffiliated securities (including $159,206,048 of securities loaned), at value (cost $1,285,503,694)	$1,756,966,097
Investments in affiliated securities, at value (cost $211,083,898)	211,089,862
Receivable for investments sold	1,835,199
Receivable for dividends	1,731,865
Receivable for securities lending income, net	43,639
Prepaid expenses and other assets	36,806

Total assets	1,971,703,468

Liabilities
Payable upon receipt of securities loaned	163,146,999
Payable for investments purchased	3,284,138
Overdraft due to custodian bank	1,835,199
Advisory fee payable	1,172,919
Accrued expenses and other liabilities	46,059

Total liabilities	169,485,314

Total net assets	$1,802,218,154

The accompanying notes are an integral part of these financial statements.

26  |  Wells Fargo Small Company Growth Portfolio

Statement of operations—six months ended November 30, 2019 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $51,931)	$5,838,017
Income from affiliated securities	749,038

Total investment income	6,587,055

Expenses
Advisory fee	6,922,398
Custody and accounting fees	41,313
Professional fees	24,164
Shareholder report expenses	986
Trustees’ fees and expenses	11,592
Other fees and expenses	12,447

Total expenses	7,012,900

Net investment loss	(425,845)

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	103,719,681
Affiliated securities	(158)

Net realized gains on investments	103,719,523
Net change in unrealized gains (losses) on investments	102,775,577

Net realized and unrealized gains (losses) on investments	206,495,100

Net increase in net assets resulting from operations	$206,069,255

The accompanying notes are an integral part of these financial statements.

Wells Fargo Small Company Growth Portfolio  |  27

Statement of changes in net assets

	Six months ended November 30, 2019 (unaudited)	Year ended May 31, 2019

Operations
Net investment loss	$(425,845)	$(1,806,897)
Net realized gains on investments	103,719,523	201,431,492
Net change in unrealized gains (losses) on investments	102,775,577	(312,380,190)

Net increase (decrease) in net assets resulting from operations	206,069,255	(112,755,595)

Capital transactions
Transactions in investors’ beneficial interests
Contributions	4,743,930	200,173,324
Withdrawals	(215,679,649)	(288,826,821)

Net decrease in net assets resulting from capital transactions	(210,935,719)	(88,653,497)

Total decrease in net assets	(4,866,464)	(201,409,092)

Net assets
Beginning of period	1,807,084,618	2,008,493,710

End of period	$1,802,218,154	$1,807,084,618

The accompanying notes are an integral part of these financial statements.

28  |  Wells Fargo Small Company Growth Portfolio

Financial highlights

	Six months ended November 30, 2019 (unaudited)	Year ended May 31
		2019	2018	2017	2016	2015
Total return[1]	12.03%	(5.64)%	28.74%	18.15%	(13.86)%	18.07%
Ratios to average net assets (annualized)
Gross expenses	0.78%	0.78%	0.78%	0.79%	0.80%	0.82%
Net expenses	0.78%	0.78%	0.78%	0.79%	0.80%	0.82%
Net investment loss	(0.05)%	(0.09)%	(0.18)%	(0.14)%	(0.03)%	(0.32)%
Supplemental data
Portfolio turnover rate	22%	54%	37%	82%	49%	58%

[1]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Small Company Growth Portfolio  |  29

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Small Company Growth Portfolio (the “Portfolio”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Porfolio may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Portfolio receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.

In a securities lending transaction, the net asset value of the Portfolio is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allows the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Portfolio or pay the Portfolio the market value of the loaned securities. The Portfolio bears the risk of loss with respect to depreciation of its investment of the cash collateral.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

30  |  Wells Fargo Small Company Growth Portfolio

Notes to financial statements (unaudited)

Federal and other taxes

The Portfolio is treated as a separate entity for federal income tax purposes. The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether interest, dividends, and gains have been distributed by the Portfolio.

The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of November 30, 2019, the aggregate cost of all investments for federal income tax purposes was $1,522,484,419 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$557,090,818

Gross unrealized losses	(111,519,278)

Net unrealized gains	$445,571,540

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Common stocks

Communication services	$6,697,419	$0	$0	$6,697,419

Consumer discretionary	186,935,512	0	0	186,935,512

Consumer staples	27,112,490	0	0	27,112,490

Energy	17,957,501	0	0	17,957,501

Financials	201,745,318	0	0	201,745,318

Health care	451,636,191	0	0	451,636,191

Industrials	307,279,039	0	0	307,279,039

Information technology	467,334,920	0	0	467,334,920

Materials	73,098,766	0	0	73,098,766

Real estate	17,168,941	0	0	17,168,941

Rights

Consumer discretionary	0	0	0	0

Short-term investments

Investment companies	211,089,862	0	0	211,089,862

Total assets	$1,968,055,959	$0	$0	$1,968,055,959

Wells Fargo Small Company Growth Portfolio  |  31

Notes to financial statements (unaudited)

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the six months ended November 30, 2019, the Portfolio did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee at the following annual rate based on the Portfolio’s average daily net assets:

Average daily net assets	Advisory fee

First $500 million	0.800%

Next $500 million	0.775

Next $1 billion	0.750

Next $1 billion	0.725

Next $1 billion	0.700

Over $4 billion	0.680

For the six months ended November 30, 2019, the advisory fee was equivalent to an annual rate of 0.77% of the Portfolio’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Funds Management. Peregrine Capital Management, LLC, which is not an affiliate of Funds Management, is the subadviser to the Portfolio and is entitled to receive a fee from Funds Management at an annual rate starting at 0.50% and declining to 0.45% as the average daily net assets of the Portfolio increase.

Interfund transactions

The Portfolio may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended November 30, 2019 were $386,854,174 and $544,108,433, respectively.

6. SECURITIES LENDING TRANSACTIONS

The Portfolio lends its securities through an unaffiliated securities lending agent and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any increases or decreases in the required collateral are exchanged between the Portfolio and the counterparty on the next business day. Cash collateral received is invested in the Securities Lending Fund which seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments and is exempt from registration under Section 3(c)(7) of the 1940 Act. Securities Lending Fund is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser.

32  |  Wells Fargo Small Company Growth Portfolio

Notes to financial statements (unaudited)

In the event of counterparty default or the failure of a borrower to return a loaned security, the Fund has the right to use the collateral to offset any losses incurred. As of November 30, 2019, the Portfolio had securities lending transactions with the following counterparties which are subject to offset:

Counterparty	Value of securities on loan	Collateral received[1]	Net amount

Bank of America Securities Inc.	$14,189,693	$(14,189,693)	$0

Barclays Capital Inc.	13,546,607	(13,546,607)	0

BMO Capital Markets Corp.	1,753,623	(1,753,623)	0

BNP Paribas Securities Corp.	6,489,349	(6,489,349)	0

Citigroup Global Markets Inc.	30,320,680	(30,320,680)	0

Credit Suisse Securities (USA) LLC	17,760,710	(17,760,710)	0

Deutsche Bank Securities Inc.	3,794,737	(3,794,737)	0

JPMorgan Securities LLC	24,682,246	(24,682,246)	0

Jefferies LLC	1,540,933	(1,540,933)	0

Morgan Stanley & Co. LLC	33,847,843	(33,847,842)	0

Scotia Capital (USA) Inc.	10,892,034	(10,892,034)	0

SG Americas Securities LLC	371,864	(371,864)	0

UBS Securities LLC	15,729	(15,729)	0

[1]	Collateral received within this table is limited to the collateral for the net transaction with the counterparty.

7. BANK BORROWINGS

The Trust, along with Wells Fargo Variable Trust and Wells Fargo Funds Trust (excluding the money market funds), are parties to a $280,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended November 30, 2019, there were no borrowings by the Portfolio under the agreement.

8. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. As of the end of the period, the Portfolio invests a concentration of its portfolio in the information technology and health care sectors. A Portfolio that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a Portfolio whose investments are not heavily weighted in any sector.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.

10. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has adopted the removal and modification of disclosures early, as permitted, and will adopt the additional new disclosures at the effective date.

Wells Fargo Small Company Growth Portfolio  |  33

Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION

The Fund and Portfolio file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT, which is available by visiting the SEC website at sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

34  |  Wells Fargo Small Company Growth Fund

Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 150 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of The Ruth Bancroft Garden (non-profit organization). She is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, from 2009 to 2018	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

Wells Fargo Small Company Growth Fund  |  35

Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Pamela Wheelock[3] (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

36  |  Wells Fargo Small Company Growth Fund

Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.

Michelle Rhee[4] (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC, Chief Legal Counsel of Wells Fargo Asset Management and Assistant General Counsel of Wells Fargo Bank, N.A. since 2018. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.

Catherine Kennedy[5] (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 64 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 86 funds and Assistant Treasurer of 64 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

[3]	Pamela Wheelock was re-appointed to the Board effective January 1, 2020.

[4]	Michelle Rhee became Chief Legal Officer effective October 22, 2019.

[5]	Catherine Kennedy became Secretary effective October 22, 2019.

Wells Fargo Small Company Growth Fund  |  37

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2020 Wells Fargo & Company. All rights reserved.

408963 01-19

SA285/SAR285 11-19

Semi-Annual Report

November 30, 2019

Wells Fargo

Small Company Value Fund

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

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The views expressed and any forward-looking statements are as of November 30, 2019, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Asset Management. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾  MAY LOSE VALUE

Wells Fargo Small Company Value Fund  |  1

Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

“Sentiment turned and U.S. equity markets gained during June and July.”

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Small Company Value Fund for the six-month period that ended November 30, 2019. U.S. stock and global bond investors generally saw markets affected by slowing global economic growth, international trade tensions, and simmering geopolitical tensions.

Overall, fixed income had modest gains, while domestic U.S. stocks outperformed foreign equities. For the period, U.S. stocks, based on the S&P 500 Index,1 gained 15.26% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 advanced 8.70%. The MSCI EM Index (Net)3 gained 5.87%. For bond investors, the Bloomberg Barclays U.S. Aggregate Bond Index4 added 3.81%, the Bloomberg Barclays Global Aggregate ex-USD Index5 gained 1.97%, the Bloomberg Barclays Municipal Bond Index6 gained 2.39%, and the ICE BofA U.S. High Yield Index7 returned 4.23%.

Sentiment improved after a volatile start to the year.

After a choppy start to 2019, affected by political uncertainties, slowing European economic growth, and global trade tensions, investors regrouped halfway through the year. Just as the investment horizon appeared to darken, sentiment turned and U.S. equity markets gained during June and July. The gains, primarily driven by geopolitical and monetary policy events, pushed equity markets to new highs. European Central Bank President Mario Draghi said that if the outlook doesn’t improve, the bank would cut rates or buy more assets to prop up inflation. In the U.S., the Federal Reserve (Fed) cut the federal funds rate by 0.25% in July.

But after President Trump backed off of tariff threats against Mexico and China, the U.S. reversed course and threatened to impose higher tariffs on China’s exports after talks failed. China responded with tariff threats of its own and devalued the renminbi, roiling global markets. Major U.S. stock market indices tumbled in late July 2019. Bond prices gained as Treasury yields fell to multi-year lows and the yield curve inverted at multiple points along the 30-year arc.

In a microcosm, August 2019 encapsulated many of the unnerving events that plagued investors for months. The U.S.-China trade relationship swung from antagonistic to hopeful and back again with no signs of compromise. Evidence of a continued global economic slowdown mounted. Central banks in China, New Zealand, and Thailand cut interest rates. Industrial and manufacturing data declined in China, Canada, Japan, and Germany. Adding to the uncertain environment, Italy’s prime minister resigned, many feared a crackdown in Hong Kong as protestors sustained their calls for reform, and Boris Johnson planned to suspend Parliament as Brexit’s deadline neared.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2019. ICE Data Indices, LLC. All rights reserved.

2  |  Wells Fargo Small Company Value Fund

Letter to shareholders (unaudited)

In the U.S., September 2019 saw the Fed join other central banks in cutting interest rates. U.S. manufacturing data disappointed investors. The U.S. House of Representatives began an impeachment investigation of President Trump. Meanwhile, the Brexit impasse showed no signs of resolution. Officials in China said that hitting the country’s economic growth goals for the year would be difficult in the face of tariffs and trade restrictions. So, while the S&P 500 Index finished the third quarter with the best year-to-date returns in more than 20 years, amid signs of equity investors taking money out of the stock market, concerns about future returns remained.

In October 2019, a relaxing of U.S.-China trade tensions and renewed optimism for a U.K. Brexit deal combined with positive macroeconomic data to support financial markets. The initial estimate of U.S. third-quarter gross domestic product growth, announced in late October, was a resilient 1.9% annualized rate while the U.S. unemployment rate fell to a 50-year low of 3.5% in September. However, despite resilience among U.S. consumers, business confidence declined while manufacturing activity contracted. Concerned with a potential economic slowdown, the Fed lowered interest rates another quarter point in late October, its third rate cut in four months. This helped push the S&P 500 Index to an all-time high while emerging market equities rallied and global bonds declined overall, reflecting a broad pickup in risk appetite.

Equity markets continued to rally in November 2019 despite ongoing geopolitical risks. Although U.S.-China trade tensions didn’t abate, neither did the tariff war escalate. Hopes for a trade deal buoyed investor confidence. U.S. business sentiment improved slightly and manufacturing and services activity picked up. Throughout the month, central bank actions were on hold. With that positive backdrop, developed market equities outpaced those in emerging markets, and U.S. stocks, as reflected by the S&P 500 Index, outperformed non-U.S. stocks overall. The S&P 500 Index ended November on track for its best calendar-year performance since 2013. While consumer confidence and purchasing manager activity rose in the eurozone, China reported weakening manufacturing and consumer data. Bond yields rose marginally, leading to slightly negative returns for global government and investment-grade corporate bonds.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

“Equity markets continued to rally in November despite ongoing geopolitical risks.”

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

Wells Fargo Small Company Value Fund  |  3

Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser for the affiliated master portfolio1

Wells Capital Management Incorporated

Portfolio managers

Jeff Goverman

Garth R. Nisbet, CFA®‡

Craig Pieringer, CFA®‡

Average annual total returns (%) as of November 30, 2019

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)

	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]

Class A (SCVAX)	1-31-2002	-2.65	5.19	10.47	3.29	6.44	11.13	1.58	1.15

Class C (SCVFX)	8-30-2002	1.57	5.65	10.29	2.57	5.65	10.29	2.33	1.90

Class R6 (SCVJX)[4]	10-31-2016	–	–	–	3.71	6.86	11.47	1.15	0.75

Administrator Class (SCVIX)	1-31-2002	–	–	–	3.39	6.59	11.34	1.50	1.05

Institutional Class (SCVNX)[5]	7-30-2010	–	–	–	3.61	6.81	11.55	1.25	0.85

Russell 2000® Value Index[6]	–	–	–	–	3.96	6.83	10.99	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

4  |  Wells Fargo Small Company Value Fund

Performance highlights (unaudited)

Ten largest holdings (%) as of November 30, 2019[7]

Ameris Bancorp	1.07

Walker & Dunlop Incorporated	1.05

Customers Bancorp Incorporated	1.04

Homestreet Incorporated	1.04

Western Alliance Bancorp	1.03

Kaiser Aluminum Corporation	1.03

Midland States Bancorp Incorporated	1.02

First Interstate BancSystem Class A	1.01

FB Financial Corporation	1.00

Hanger Incorporated	1.00

Sector distribution as of November 30, 2019[8]

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

[1]

The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single affiliated master portfolio of the Wells Fargo Master Trust with a substantially identical investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.

[2]

Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.13% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[3]

The manager has contractually committed through September 30, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the affiliated master portfolio invests, and extraordinary expenses are excluded from the expense cap. Net expenses from the affiliated master portfolio are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[4]

Historical performance shown for Class R6 shares prior to their inception reflects the performance of Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns for Class R6 shares would be higher.

[5]

Historical performance shown for Institutional Class shares prior to their inception reflects the performance of Administrator Class shares and includes the higher expenses applicable to Administrator Class shares. If these expenses had not been included, returns for Institutional Class shares would be higher.

[6]	The Russell 2000® Value Index measures the performance of those Russell 2000 companies with lower price/book ratios and lower forecasted growth values. You cannot invest directly in an index.

[7]

The ten largest holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the securities of the affiliated master portfolio allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[8]

Amounts represent the sector distribution of the affiliated master portfolio which are calculated based on the total long-term investments of the affiliated master portfolio. These amounts are subject to change and may have changed since the date specified.

Wells Fargo Small Company Value Fund  |  5

Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from June 1, 2019 to November 30, 2019.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 6-1-2019	Ending account value 11-30-2019	Expenses paid during the period[1,2]	Annualized net expense ratio[1]

Class A

Actual	$1,000.00	$1,120.56	$6.10	1.15%

Hypothetical (5% return before expenses)	$1,000.00	$1,019.25	$5.81	1.15%

Class C

Actual	$1,000.00	$1,116.39	$10.05	1.90%

Hypothetical (5% return before expenses)	$1,000.00	$1,015.50	$9.57	1.90%

Class R6

Actual	$1,000.00	$1,122.39	$3.98	0.75%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.25	$3.79	0.75%

Administrator Class

Actual	$1,000.00	$1,120.97	$5.57	1.05%

Hypothetical (5% return before expenses)	$1,000.00	$1,019.75	$5.30	1.05%

Institutional Class

Actual	$1,000.00	$1,122.28	$4.51	0.85%

Hypothetical (5% return before expenses)	$1,000.00	$1,020.75	$4.29	0.85%

[1]	Amounts reflect net expenses allocated from the affiliated Master Portfolio in which the Fund invests.

[2]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

6  |  Wells Fargo Small Company Value Fund

Portfolio of investments—November 30, 2019 (unaudited)

Value
Investment Companies: 99.95%

Affiliated Master Portfolio: 99.95%
Wells Fargo Small Company Value Portfolio	$445,256,065

Total Investment Companies (Cost $414,976,869)	445,256,065

Total investments in securities (Cost $414,976,869)	99.95%	445,256,065

Other assets and liabilities, net	0.05	243,321

Total net assets	100.00%	$445,499,386

Transactions with the affiliated Master Portfolio were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains on securities transactions allocated from affiliated Master Portfolio	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolio	Dividends allocated from affiliated Master Portfolio	Affiliated income allocated from affiliated Master Portfolio	Value, end of period	% of net assets
Wells Fargo Small Company Value Portfolio	47%	83%	$(1,444,689)	$24,266,619	$1,873,667	$49,815	$445,256,065	99.95%

The accompanying notes are an integral part of these financial statements.

Wells Fargo Small Company Value Fund  |  7

Statement of assets and liabilities—November 30, 2019 (unaudited)

Assets
Investments in affiliated Master Portfolio, at value (cost $414,976,869)	$445,256,065
Receivable for Fund shares sold	103,582
Receivable from manager	39,106
Prepaid expenses and other assets	848,623

Total assets	446,247,376

Liabilities
Payable for Fund shares redeemed	488,847
Shareholder servicing fees payable	132,979
Administration fees payable	72,693
Custodian and accounting fees payable	40,364
Distribution fee payable	4,988
Trustees’ fees and expenses payable	2,656
Accrued expenses and other liabilities	5,463

Total liabilities	747,990

Total net assets	$445,499,386

Net assets consist of
Paid-in capital	$425,133,089
Total distributable earnings	20,366,297

Total net assets	$445,499,386

Computation of net asset value and offering price per share
Net assets – Class A	$357,147,416
Shares outstanding – Class A1	13,158,620
Net asset value per share – Class A	$27.14
Maximum offering price per share – Class A2	$28.80
Net assets – Class C	$7,843,795
Shares outstanding – Class C1	327,132
Net asset value per share – Class C	$23.98
Net assets – Class R6	$9,268,346
Shares outstanding – Class R6[1]	331,377
Net asset value per share – Class R6	$27.97
Net assets – Administrator Class	$20,858,592
Shares outstanding – Administrator Class[1]	750,265
Net asset value per share – Administrator Class	$27.80
Net assets – Institutional Class	$50,381,237
Shares outstanding – Institutional Class[1]	1,805,956
Net asset value per share – Institutional Class	$27.90

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

8  |  Wells Fargo Small Company Value Fund

Statement of operations—six months ended November 30, 2019 (unaudited)

Investment income
Dividends allocated from affiliated Master Portfolio (net of foreign withholding taxes of $1,631)	$1,873,667
Affiliated income allocated from affiliated Master Portfolio	49,815
Expenses allocated from affiliated Master Portfolio	(841,357)
Waivers allocated from affiliated Master Portfolio	88,287

Total investment income	1,170,412

Expenses
Management fee	50,907
Administration fees
Class A	147,803
Class C	3,871
Class R6	639
Administrator Class	10,755
Institutional Class	24,940
Shareholder servicing fees
Class A	175,956
Class C	4,609
Administrator Class	20,683
Distribution fee
Class C	13,819
Custody and accounting fees	3,054
Professional fees	16,453
Registration fees	65,296
Shareholder report expenses	23,585
Trustees’ fees and expenses	10,623
Other fees and expenses	6,713

Total expenses	579,706
Less: Fee waivers and/or expense reimbursements
Fund-level	(77,507)
Class A	(88,497)
Class C	(3,118)
Class R6	(639)
Administrator Class	(26,334)
Institutional Class	(24,940)

Net expenses	358,671

Net investment income	811,741

Realized and unrealized gains (losses) on investments
Net realized losses on securities transactions allocated from affiliated Master Portfolio	(1,444,689)
Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolio	24,266,619

Net realized and unrealized gains (losses) on investments	22,821,930

Net increase in net assets resulting from operations	$23,633,671

The accompanying notes are an integral part of these financial statements.

Wells Fargo Small Company Value Fund  |  9

Statement of changes in net assets

	Six months ended November 30, 2019 (unaudited)		Year ended May 31, 2019

Operations
Net investment income		$811,741		$528,160
Net realized losses on investments		(1,444,689)		(4,999,289)
Net change in unrealized gains (losses) on investments		24,266,619		(10,331,943)

Net increase (decrease) in net assets resulting from operations		23,633,671		(14,803,072)

Distributions to shareholders from net investment income and net realized gains
Class A		0		(82,268)
Class R6		0		(4,758)
Administrator Class		0		(80,883)
Institutional Class		0		(367,043)

Total distributions to shareholders		0		(534,952)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	130,833	3,395,971	100,769	2,699,778
Class C	5,591	129,867	15,848	366,047
Class R6	22,143	585,803	25,104	690,295
Administrator Class	21,998	573,791	156,576	4,440,193
Institutional Class	105,222	2,759,956	927,734	26,194,616

		7,445,388		34,390,929

Reinvestment of distributions
Class A	0	0	3,218	75,882
Class R6	0	0	183	4,430
Administrator Class	0	0	3,347	80,761
Institutional Class	0	0	15,183	366,819

		0		527,892

Payment for shares redeemed
Class A	(453,442)	(11,827,607)	(160,314)	(4,366,685)
Class C	(58,375)	(1,321,997)	(42,700)	(986,195)
Class R6	(875,203)	(23,099,949)	(6,898)	(189,905)
Administrator Class	(74,970)	(1,968,074)	(1,664,950)	(46,927,131)
Institutional Class	(418,064)	(10,955,141)	(1,684,689)	(45,679,163)

		(49,172,768)		(98,149,079)

Net asset value of shares issue in acquisition
Class A	12,989,900	337,017,442	N/A	N/A
Class C	328,733	7,545,278	N/A	N/A
Class R6	1,155,117	30,863,882	N/A	N/A
Administrator Class	242,559	6,444,855	N/A	N/A
Institutional Class	786,790	20,969,975	N/A	N/A

		402,841,432		N/A

Net increase (decrease) in net assets resulting from capital share transactions		361,114,052		(63,230,258)

Total increase (decrease) in net assets		384,747,723		(78,568,282)

Net assets
Beginning of period		60,751,663		139,319,945

End of period		$445,499,386		$60,751,663

The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo Small Company Value Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2019 (unaudited)	Year ended May 31
CLASS A		2019	2018	2017	2016	2015
Net asset value, beginning of period	$24.22	$28.60	$24.01	$20.22	$21.42	$20.08
Net investment income	0.10 [1]	0.09	0.09	0.05	0.08	0.07
Net realized and unrealized gains (losses) on investments	2.82	(4.31)	4.58	3.75	(1.25)	1.27

Total from investment operations	2.92	(4.22)	4.67	3.80	(1.17)	1.34
Distributions to shareholders from
Net investment income	0.00	(0.16)	(0.08)	(0.01)	(0.03)	0.00
Net asset value, end of period	$27.14	$24.22	$28.60	$24.01	$20.22	$21.42
Total return[2]	12.06%	(14.72)%	19.48%	18.86%	(5.48)%	6.62%
Ratios to average net assets (annualized)
Gross expenses[3]	1.33%	1.49%	1.47%	1.47%	1.48%	1.50%
Net expenses[3]	1.15%	1.15%	1.33%	1.35%	1.37%	1.40%
Net investment income[3]	0.73%	0.38%	0.46%	0.20%	0.11%	0.33%
Supplemental data
Portfolio turnover rate[4]	35%	168%	144%	110%	72%	54%
Net assets, end of period (000s omitted)	$357,147	$11,902	$15,665	$16,280	$23,151	$26,339

[1]	Calculated based upon average shares outstanding

[2]	Total return calculation do not include any sale charges. Returns for periods of less than one year are not annualized.

[3]	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2019 (unaudited)	0.74%
Year ended May 31, 2019	0.75%
Year ended May 31, 2018	0.84%
Year ended May 31, 2017	0.84%
Year ended May 31, 2016	0.84%
Year ended May 31, 2015	0.84%

[4]

Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Small Company Value Fund  |  11

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2019 (unaudited)	Year ended May 31
CLASS C		2019	2018	2017	2016	2015
Net asset value, beginning of period	$21.48	$25.38	$21.40	$18.15	$19.34	$18.27
Net investment income (loss)	0.00 [1,2]	(0.08)[1]	(0.07)[1]	(0.11)[1]	(0.11)[1]	(0.08)[1]
Net realized and unrealized gains (losses) on investments	2.50	(3.82)	4.05	3.36	(1.08)	1.15

Total from investment operations	2.50	(3.90)	3.98	3.25	(1.19)	1.07
Net asset value, end of period	$23.98	$21.48	$25.38	$21.40	$18.15	$19.34
Total return[3]	11.64%	(15.37)%	18.60%	17.97%	(6.20)%	5.86%
Ratios to average net assets (annualized)
Gross expenses[4]	2.12%	2.22%	2.21%	2.22%	2.23%	2.26%
Net expenses[4]	1.90%	1.90%	2.08%	2.10%	2.12%	2.15%
Net investment income (loss)[4]	0.00%	(0.35)%	(0.29)%	(0.54)%	(0.62)%	(0.42)%
Supplemental data
Portfolio turnover rate[5]	35%	168%	144%	110%	72%	54%
Net assets, end of period (000s omitted)	$7,844	$1,099	$1,980	$1,962	$2,004	$2,602

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Total return calculation do not include any sale charges. Returns for periods of less than one year are not annualized.

[4]	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2019 (unaudited)	0.74%
Year ended May 31, 2019	0.75%
Year ended May 31, 2018	0.84%
Year ended May 31, 2017	0.84%
Year ended May 31, 2016	0.84%
Year ended May 31, 2015	0.84%

[5]

Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo Small Company Value Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2019 (unaudited)	Year ended May 31
CLASS R6		2019	2018	2017[1]
Net asset value, beginning of period	$24.92	$29.44	$24.69	$21.37
Net investment income	0.18	0.21 [2]	0.29 [2]	0.08
Net realized and unrealized gains (losses) on investments	2.87	(4.45)	4.65	3.33

Total from investment operations	3.05	(4.24)	4.94	3.41
Distributions to shareholders from
Net investment income	0.00	(0.28)	(0.19)	(0.09)
Net asset value, end of period	$27.97	$24.92	$29.44	$24.69
Total return[3]	12.24%	(14.38)%	20.03%	15.95%
Ratios to average net assets (annualized)
Gross expenses[4]	0.92%	1.09%	1.03%	1.02%
Net expenses[4]	0.75%	0.75%	0.88%	0.90%
Net investment income[4]	1.40%	0.77%	1.04%	0.58%
Supplemental data
Portfolio turnover rate[5]	35%	168%	144%	110%
Net assets, end of period (000s omitted)	$9,268	$731	$322	$29

[1]	For the period from October 31, 2016 (commencement of class operations) to May 31, 2017.

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

[4]	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2019 (unaudited)	0.74%
Year ended May 31, 2019	0.75%
Year ended May 31, 2018	0.84%
Year ended May 31, 2017[1]	0.83%

[5]

Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Small Company Value Fund  |  13

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2019 (unaudited)	Year ended May 31
ADMINISTRATOR CLASS		2019	2018	2017	2016	2015
Net asset value, beginning of period	$24.80	$29.23	$24.53	$20.66	$21.90	$20.49
Net investment income	0.11 [1]	0.14 [1]	0.20	0.08 [1]	0.13	0.11
Net realized and unrealized gains (losses) on investments	2.89	(4.43)	4.63	3.83	(1.30)	1.30

Total from investment operations	3.00	(4.29)	4.83	3.91	(1.17)	1.41
Distributions to shareholders from
Net investment income	0.00	(0.14)	(0.13)	(0.04)	(0.07)	0.00
Net asset value, end of period	$27.80	$24.80	$29.23	$24.53	$20.66	$21.90
Total return[2]	12.10%	(14.65)%	19.71%	19.00%	(5.36)%	6.88%
Ratios to average net assets (annualized)
Gross expenses[3]	1.42%	1.35%	1.38%	1.39%	1.39%	1.34%
Net expenses[3]	1.05%	1.05%	1.19%	1.20%	1.20%	1.20%
Net investment income[3]	0.84%	0.49%	0.59%	0.36%	0.28%	0.52%
Supplemental data
Portfolio turnover rate[4]	35%	168%	144%	110%	72%	0%
Net assets, end of period (000s omitted)	$20,859	$13,905	$60,379	$57,591	$64,023	$71,034

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

[3]	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2019 (unaudited)	0.74%
Year ended May 31, 2019	0.75%
Year ended May 31, 2018	0.84%
Year ended May 31, 2017	0.84%
Year ended May 31, 2016	0.84%
Year ended May 31, 2015	0.84%

[4]

Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo Small Company Value Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2019 (unaudited)	Year ended May 31
INSTITUTIONAL CLASS		2019	2018	2017	2016	2015
Net asset value, beginning of period	$24.86	$29.40	$24.68	$20.77	$22.02	$20.57
Net investment income	0.15	0.19 [1]	0.21	0.11	0.08 [1]	0.14
Net realized and unrealized gains (losses) on investments	2.89	(4.45)	4.69	3.89	(1.22)	1.31

Total from investment operations	3.04	(4.26)	4.90	4.00	(1.14)	1.45
Distributions to shareholders from
Net investment income	0.00	(0.28)	(0.18)	(0.09)	(0.11)	0.00
Net asset value, end of period	$27.90	$24.86	$29.40	$24.68	$20.77	$22.02
Total return[2]	12.23%	(14.46)%	19.90%	13.70%	(5.13)%	7.05%
Ratios to average net assets (annualized)
Gross expenses[3]	1.16%	1.14%	1.14%	1.14%	1.14%	1.07%
Net expenses[3]	0.85%	0.85%	0.99%	1.00%	1.00%	1.00%
Net investment income[3]	1.04%	0.68%	0.78%	0.55%	0.40%	0.75%
Supplemental data
Portfolio turnover rate[4]	35%	168%	144%	110%	72%	54%
Net assets, end of period (000s omitted)	$50,381	$33,116	$60,973	$52,072	$31,768	$16,850

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

[3]	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2019 (unaudited)	0.74%
Year ended May 31, 2019	0.75%
Year ended May 31, 2018	0.84%
Year ended May 31, 2017	0.84%
Year ended May 31, 2016	0.84%
Year ended May 31 ,2015	0.84%

[4]

Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Small Company Value Fund  |  15

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Small Company Value Fund (the “Fund”) which is a diversified series of the Trust.

The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single master portfolio with a substantially identical investment objective and substantially similar investment strategies. The Fund seeks to achieve its investment objective by investing substantially all investable assets in a separate diversified portfolio (the “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. The affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities. The Fund accounts for its investment in the affiliated Master Portfolio as a partnership investment and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the affiliated Master Portfolio for the six months ended November 30, 2019 are included in this report and should be read in conjunction with the Fund’s financial statements. As of November 30, 2019, the Fund owned 83% of Wells Fargo Small Company Value Portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Investments in the affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which are also valued daily. Securities held in the affiliated Master Portfolio are valued as discussed in the Notes to Financial Statements of the affiliated Master Portfolio, which are included elsewhere in this report.

Investment transactions, income and expenses

Investments in the affiliated Master Portfolio are recorded on a trade basis. The Fund records daily its proportionate share of the affiliated Master Portfolio’s income, expenses and realized and unrealized gains or losses. The Fund also accrues its own expenses.

Distributions to shareholders

Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

16  |  Wells Fargo Small Company Value Fund

Notes to financial statements (unaudited)

As of November 30, 2019, the aggregate cost of all investments for federal income tax purposes was $411,367,668 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$33,888,397

Gross unrealized losses	0

Net unrealized gains	$33,888,397

As of May 31, 2019, the Fund had current year deferred post-October capital losses consisting of $3,470,691 in short-term losses and $260,535 in long-term losses which was recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

At November 30, 2019, the affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective and the value of the affiliate Master Portfolio was as follows:

Affiliated Master Portfolio	Investment objective	Value of affiliated Master Portfolio

Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation	$445,256,065

The affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of each Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, and providing fund-level administrative services in connection with the Fund’s operations. As long as the Fund continues to invest substantially all of its assets in a single affiliated Master Portfolio, the Fund pays Funds Management an investment management fee only for fund-level administrative services at the following annual rate based on each Fund’s average daily net assets:

Average daily net assets	Management fee

First $5 billion	0.05%

Next $5 billion	0.04

Over $10 billion	0.03

For the six months ended November 30, 2019, the management fee was equivalent to an annual rate of 0.05% of the Fund’s average daily net assets.

Funds Management also serves as the adviser to the affiliated Master Portfolio and is entitled to receive a fee from the affiliated Master Portfolio for those services.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account

Wells Fargo Small Company Value Fund  |  17

Notes to financial statements (unaudited)

servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Class A, Class C	0.21%

Class R6	0.03

Administrator Class, Institutional Class	0.13

Waivers and/or expense reimbursements

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Net expenses from the affiliated Master Portfolio are included in the expense caps. Funds Management has committed through September 30, 2021 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.15% for Class A shares, 1.90% for Class C shares, 0.75% for Class R6 shares, 1.05% for Administrator Class shares and 0.85% for Institutional Class shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended November 30, 2019, Funds Distributor received $705 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended November 30, 2019.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in a single affiliated Master Portfolio. Purchases and sales have been calculated by multiplying the Fund’s ownership percentage of the affiliated Master Portfolio by the affiliated Master Portfolio’s purchases and sales. Purchases and sales of investments, excluding short-term securities, for the six months ended November 30, 2019 were $87,738,260 and $106,807,072, respectively.

6. ACQUISTION

After the close of business on September 20, 2019, the Fund acquired the net assets of Wells Fargo Small Cap Value Fund. The purpose of the transaction was to combine two funds with similar investment objectives and strategies. Wells Fargo Small Cap Value Fund transferred all of its portfolio securities to Wells Fargo Small Company Value Portfolio (a master portfolio in which it invested all of its assets) in exchange for interests in Wells Fargo Small Company Value Portfolio. Immediately thereafter, Wells Fargo Small Cap Value Fund transferred all of its equity interests in Wells Fargo Small Company Value Portfolio to Wells Fargo Small Cap Value Fund in exchange for shares of the Fund. Shareholders holding Class A, Class C, Class R6, Administrator Class and Institutional Class shares of Wells Fargo Small Cap Value Fund received Class A, Class C, Class R6, Administrator Class, and Institutional Class shares, respectively, of the Fund in the reorganization. The acquisition was accomplished by a tax-free exchange of all of the shares of Wells Fargo Small Cap Value Fund for 15,503,099 shares of the Fund valued at $402,841,432 at an exchange ratio of 0.45, 0.28, 0.49, 0.49, and 0.49 for Class A, Class C, Class R6, Administrator Class and Institutional Class shares, respectively. The investment portfolio of Wells Fargo Small Cap Value Fund with a fair value of $403,196,864, identified cost of $421,835,304 and unrealized losses of $18,638,440 at September 20, 2019 were the principal assets acquired by the Fund. The aggregate net assets of Wells Fargo Small Cap Value Fund

18  |  Wells Fargo Small Company Value Fund

Notes to financial statements (unaudited)

and the Fund immediately prior to the acquisition were $402,841,432 and $58,675,150, respectively. The aggregate net assets of the Fund immediately after the acquisition were $461,516,582. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from Wells Fargo Small Cap Value Fund was carried forward to align with ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed July 1 , 2019, the beginning of the annual reporting period for the Fund, the pro forma results of operations for the six months ended November 30, 2019 would have been as follows (unaudited):

Net investment income	$105,937

Net realized and unrealized gains (losses) on investments	$63,791,180

Net increase in net assets resulting from operations	$63,897,117

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Wells Fargo Small Cap Value Fund that have been included in the Fund’s Statement of Operations since September 23, 2019.

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended November 30, 2019, there were no borrowings by the Fund under the agreement.

8. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. Through its investment in the affiliated Master Portfolio which may invest a substantial portion of its assets in any sector, the Fund may in turn be more affected by changes in that sector than a fund whose investments are not heavily weighted in any sector. As of the end of the period, the Fund invests a concentration of its portfolio in the financials sector.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

10. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has adopted the removal and modification of disclosures early, as permitted, and will adopt the additional new disclosures at the effective date.

Wells Fargo Small Company Value Fund  |  19

Portfolio of investments—November 30, 2019 (unaudited)

	Shares	Value
Common Stocks: 99.02%

Consumer Discretionary: 12.33%

Auto Components: 0.93%
Dana Incorporated	294,758	$4,996,148

Diversified Consumer Services: 1.32%
Collectors Universe Incorporated	104,554	2,746,634
WW International Incorporated †	99,952	4,326,922

		7,073,556

Hotels, Restaurants & Leisure: 0.80%
Dine Brands Global Incorporated	51,653	4,281,001

Household Durables: 2.33%
Cavco Industries Incorporated †	15,691	3,138,357
GoPro Incorporated Class A †«	338,849	1,368,950
Helen of Troy Limited †	21,046	3,397,245
Hooker Furniture Corporation	193,279	4,601,973

		12,506,525

Internet & Direct Marketing Retail: 0.65%
Stamps.com Incorporated †	39,729	3,466,355

Leisure Products: 1.65%
Johnson Outdoors Incorporated Class A	66,181	4,275,293
Malibu Boats Incorporated Class A †	116,523	4,607,319

		8,882,612

Multiline Retail: 0.43%
Nordstrom Incorporated «	60,191	2,297,490

Specialty Retail: 2.48%
American Eagle Outfitters Incorporated	133,118	1,992,776
Dick’s Sporting Goods Incorporated	100,789	4,617,144
Shoe Carnival Incorporated «	139,908	4,966,734
The Michaels Companies Incorporated †«	211,224	1,727,812

		13,304,466

Textiles, Apparel & Luxury Goods: 1.74%
Carter’s Incorporated	48,797	5,041,218
Charles & Colvard Limited †	421,201	627,589
Rocky Brands Incorporated	132,080	3,682,390

		9,351,197

Consumer Staples: 1.76%

Food & Staples Retailing: 0.74%
Ingles Markets Incorporated Class A	89,141	3,961,426

Food Products: 0.49%
Hostess Brands Incorporated †	196,892	2,648,197

Household Products: 0.53%
Central Garden & Pet Company †	107,347	2,831,814

The accompanying notes are an integral part of these financial statements.

20  |  Wells Fargo Small Company Value Portfolio

Portfolio of investments—November 30, 2019 (unaudited)

	Shares	Value
Energy: 5.15%

Energy Equipment & Services: 1.27%
Helix Energy Solutions Group Incorporated †	436,847	$3,625,830
Patterson-UTI Energy Incorporated	230,100	2,057,094
Tidewater Incorporated †	74,625	1,141,763

		6,824,687

Oil, Gas & Consumable Fuels: 3.88%
Callon Petroleum Company †«	514,514	1,877,976
Dorian LPG Limited †	31,000	444,850
PBF Energy Incorporated Class A	96,968	3,035,098
QEP Resources Incorporated	635,027	2,076,538
Southwestern Energy Company †«	993,627	1,808,401
Targa Resources Corporation	119,779	4,375,527
Teekay Tankers Ltd Class A †	226,546	4,281,722
W&T Offshore Incorporated †	683,503	2,925,393

		20,825,505

Financials: 25.49%

Banks: 14.93%
Ameris Bancorp	131,191	5,726,487
Banc of California Incorporated	113,583	1,744,635
Banner Corporation	93,450	5,105,174
Customers Bancorp Incorporated †	239,569	5,601,123
FB Financial Corporation	140,011	5,390,424
First Foundation Incorporated	192,253	3,151,027
First Interstate BancSystem Class A	128,464	5,408,334
Great Southern Bancorp Incorporated	79,888	4,875,565
Heritage Financial Corporation	182,798	5,041,569
Independent Bank Corporation	231,977	5,184,686
Midland States Bancorp Incorporated	194,619	5,464,902
OFG Bancorp	211,270	4,531,742
Orrstown Financial Services Incorporated	60,829	1,333,372
Popular Incorporated	37,793	2,090,331
Triumph Bancorp Incorporated †	97,028	3,479,424
Umpqua Holdings Corporation	312,215	5,110,960
Univest Financial Corporation	204,297	5,334,195
Western Alliance Bancorp	105,777	5,517,328

		80,091,278

Capital Markets: 1.56%
Blucora Incorporated †	55,012	1,294,982
Piper Jaffray Companies Incorporated	66,409	5,371,160
Sculptor Capital Management Incorporated	88,687	1,718,754

		8,384,896

Insurance: 2.53%
American Equity Investment Life Holding Company	123,879	3,681,684
FBL Financial Group Incorporated	57,532	3,312,117
Hallmark Financial Services Incorporated †	50,549	963,969
National General Holdings Corporation	98,544	2,098,002
State Auto Financial Corporation	106,908	3,504,444

		13,560,216

The accompanying notes are an integral part of these financial statements.

Wells Fargo Small Company Value Portfolio  |  21

Portfolio of investments—November 30, 2019 (unaudited)

	Shares	Value
Mortgage REITs: 3.49%
Invesco Mortgage Capital Incorporated	317,996	$5,164,255
MFA Financial Incorporated	652,384	4,997,261
New York Mortgage Trust Incorporated	783,516	4,881,305
Redwood Trust Incorporated	228,330	3,694,379

		18,737,200

Thrifts & Mortgage Finance: 2.98%
Homestreet Incorporated †	174,416	5,567,359
OceanFirst Financial Corporation	199,958	4,794,993
Walker & Dunlop Incorporated	85,889	5,637,754

		16,000,106

Health Care: 7.61%

Health Care Equipment & Supplies: 1.42%
AngioDynamics Incorporated †	17,000	261,290
Fonar Corporation †	49,998	993,460
ICU Medical Incorporated †	11,091	2,079,341
Lantheus Holdings Incorporated †	81,747	1,708,512
Merit Medical Systems Incorporated †	91,225	2,554,300

		7,596,903

Health Care Providers & Services: 4.16%
American Renal Associates Holdings †	133,640	1,264,234
AMN Healthcare Services Incorporated †	58,569	3,483,098
Brookdale Senior Living Incorporated †	320,599	2,289,077
Hanger Incorporated †	205,631	5,387,532
LHC Group Incorporated †	27,697	3,694,780
Option Care Health Incorporated †	760,040	2,363,724
The Ensign Group Incorporated	88,741	3,854,022

		22,336,467

Pharmaceuticals: 2.03%
Akorn Incorporated †	471,659	1,721,555
ANI Pharmaceuticals Incorporated †	35,463	2,185,230
Lannett Company Incorporated †«	223,435	1,970,697
Prestige Consumer Healthcare Incorporated †	132,875	5,018,689

		10,896,171

Industrials: 21.25%

Aerospace & Defense: 0.81%
Ducommun Incorporated †	89,252	4,362,638

Air Freight & Logistics: 0.13%
Radiant Logistics Incorporated †	126,500	676,775

Building Products: 1.61%
CSW Industrials Incorporated	48,980	3,616,193
Patrick Industries Incorporated †	101,501	5,026,330

		8,642,523

Commercial Services & Supplies: 2.58%
ABM Industries Incorporated	93,845	3,565,171
Ennis Incorporated	178,024	3,674,415

The accompanying notes are an integral part of these financial statements.

22  |  Wells Fargo Small Company Value Portfolio

Portfolio of investments—November 30, 2019 (unaudited)

	Shares	Value
Commercial Services & Supplies (continued)
Healthcare Services Group Incorporated	86,055	$2,164,283
Stericycle Incorporated †	70,603	4,435,280

		13,839,149

Construction & Engineering: 1.19%
Comfort Systems Incorporated	82,699	4,225,919
MYR Group Incorporated †	39,761	1,366,188
Sterling Construction Company Incorporated †	56,054	816,707

		6,408,814

Electrical Equipment: 1.71%
Encore Wire Corporation	85,078	4,963,451
Generac Holdings Incorporated †	42,627	4,198,760

		9,162,211

Machinery: 5.88%
Columbus McKinnon Corporation	130,030	5,341,632
Federal Signal Corporation	134,855	4,442,124
Hillenbrand Incorporated	135,531	4,285,490
Kadant Incorporated	42,459	4,135,507
Miller Industries Incorporated	115,604	4,236,887
Mueller Water Products Incorporated Class A	232,228	2,619,532
NN Incorporated	208,634	1,817,202
Spartan Motors Incorporated	264,058	4,687,030

		31,565,404

Marine: 0.89%
Seaspan Corporation «	405,198	4,761,077

Professional Services: 2.73%
Barrett Business Services Incorporated	35,770	3,160,637
CBIZ Incorporated †	138,626	3,723,494
Kelly Services Incorporated Class A	149,130	3,267,438
Korn/Ferry International	114,838	4,510,837

		14,662,406

Road & Rail: 0.55%
Arcbest Corporation	101,522	2,921,803

Trading Companies & Distributors: 3.17%
BMC Stock Holdings Incorporated †	150,856	4,466,846
CAI International Incorporated †	171,658	4,136,958
DXP Enterprises Incorporated †	128,560	4,953,417
Fly Leasing Limited ADR †	176,233	3,459,454

		17,016,675

Information Technology: 11.94%

Communications Equipment: 2.17%
Comtech Telecommunications Corporation	124,503	4,704,968
Inseego Corporation †«	262,128	1,664,513
Lumentum Holdings Incorporated †	71,400	5,259,324

		11,628,805

The accompanying notes are an integral part of these financial statements.

Wells Fargo Small Company Value Portfolio  |  23

Portfolio of investments—November 30, 2019 (unaudited)

	Shares	Value
Electronic Equipment, Instruments & Components: 3.34%
Eplus Incorporated †	24,951	$2,085,155
Insight Enterprises Incorporated †	81,278	5,331,024
Methode Electronics Incorporated	61,153	2,275,503
Napco Security Technologies Incorporated †	45,179	1,411,844
PC Connection Incorporated	94,858	4,678,397
Vishay Precision Group †	62,446	2,148,767

		17,930,690

IT Services: 1.48%
Conduent Incorporated †	275,473	1,864,952
Hackett Group Incorporated	121,641	1,864,757
TTEC Holdings Incorporated	53,331	2,449,493
Verra Mobility Corporation †	119,452	1,788,196

		7,967,398

Semiconductors & Semiconductor Equipment: 3.04%
Diodes Incorporated †	110,036	5,077,061
FormFactor Incorporated †	201,433	4,661,160
Ichor Holdings Limited †	120,542	3,803,100
Onto Innovation Incorporated †	82,186	2,758,162

		16,299,483

Software: 1.42%
American Software Incorporated Class A	147,246	2,327,959
Nuance Communications Incorporated	296,211	5,311,063

		7,639,022

Technology Hardware, Storage & Peripherals: 0.49%
NCR Corporation †	79,733	2,617,634

Materials: 5.25%

Chemicals: 1.16%
Hawkins Incorporated	31,287	1,292,779
Stepan Company	50,773	4,919,904

		6,212,683

Construction Materials: 0.81%
Eagle Materials Incorporated	47,181	4,342,067

Containers & Packaging: 1.12%
Silgan Holdings Incorporated	120,555	3,714,300
UFP Technologies Incorporated †	49,549	2,296,596

		6,010,896

Metals & Mining: 1.99%
Kaiser Aluminum Corporation	50,272	5,508,806
Schnitzer Steel Industries Incorporated Class A	241,145	5,196,675

		10,705,481

Paper & Forest Products: 0.17%
PH Glatfelter Company	51,307	915,830

The accompanying notes are an integral part of these financial statements.

24  |  Wells Fargo Small Company Value Portfolio

Portfolio of investments—November 30, 2019 (unaudited)

			Shares	Value
Real Estate: 4.80%

Equity REITs: 4.80%
Armada Hoffler Properties Incorporated			233,955	$4,225,227
Global Medical REIT Incorporated			352,263	4,903,501
Independence Realty Trust Incorporated			261,681	3,909,514
One Liberty Properties Incorporated			143,616	3,922,153
Outfront Media Incorporated			161,216	4,027,176
PotlatchDeltic Corporation			109,861	4,771,263

				25,758,834

Utilities: 3.44%

Electric Utilities: 1.63%
Hawaiian Electric Industries Incorporated			61,964	2,705,968
IDACORP Incorporated			26,864	2,822,063
Otter Tail Corporation			65,802	3,234,826

				8,762,857

Gas Utilities: 0.89%
National Fuel Gas Company			44,070	1,984,031
Northwest Natural Holding Company			40,532	2,787,386

				4,771,417

Multi-Utilities: 0.61%
MDU Resources Group Incorporated			112,843	3,276,961

Water Utilities: 0.31%
Artesian Resources Corporation Class A			43,989	1,636,391

Total Common Stocks (Cost $479,023,240)				531,350,140

Exchange-Traded Funds: 0.51%
iShares Russell 2000 Index ETF			17,000	2,750,090

Total Exchange-Traded Funds (Cost $2,635,194)				2,750,090

		Expiration date
Warrants: 0.00%

Energy: 0.00%

Energy Equipment & Services: 0.00%
Parker Drilling Company †(a)		9-16-2024	8,457	0

Total Warrants (Cost $0)				0

	Yield
Short-Term Investments: 4.37%

Investment Companies: 4.37%
Securities Lending Cash Investments LLC (l)(r)(u)	1.77%		21,120,587	21,122,700
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.56		2,339,432	2,339,432

Total Short-Term Investments (Cost $23,461,951)				23,462,132

Total Investments in securities (Cost $505,120,385)	103.90%	557,562,362

Other assets and liabilities, net	(3.90)	(20,948,679)

Total net assets	100.00%	$536,613,683

The accompanying notes are an integral part of these financial statements.

Wells Fargo Small Company Value Portfolio  |  25

Portfolio of investments—November 30, 2019 (unaudited)

†	Non-income-earning security
«	All or a portion of this security is on loan.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt

REIT	Real estate investment trust

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities		Value, end of period	% of net assets

Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	2,006,789	65,162,567	46,048,769	21,120,587	$385	$1	$82,433	#	$21,122,700
Wells Fargo Government Money Market Fund Select Class	718,186	20,669,479	19,048,233	2,339,432	0	0	9,839		2,339,432

					$385	$1	$92,272		$23,462,132	4.37%

#	Amount shown represents income before fees and rebates

The accompanying notes are an integral part of these financial statements.

26  |  Wells Fargo Small Company Value Portfolio

Statement of assets and liabilities—November 30, 2019 (unaudited)

Assets
Investments in unaffiliated securities, (including $20,444,801 of security loaned), at value (cost $481,658,434)	$534,100,230
Investments in affiliated securities, at value (cost $23,461,951)	23,462,132
Receivable for investments sold	1,227,327
Receivable for dividends	255,450
Receivable for securities lending income, net	23,577
Prepaid expenses and other assets	17,535

Total assets	559,086,251

Liabilities
Payable upon receipt of securities loaned	21,122,097
Payable for investments purchased	1,007,802
Advisory fee payable	327,230
Accrued expenses and other liabilities	15,439

Total liabilities	22,472,568

Total net assets	$536,613,683

The accompanying notes are an integral part of these financial statements.

Wells Fargo Small Company Value Portfolio  |  27

Statement of operations—six months ended November 30, 2019 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $2,332)	$2,579,857
Income from affiliated securities	65,700

Total investment income	2,645,557

Expenses
Advisory fee	1,120,727
Custody and accounting fees	5,546
Professional fees	23,201
Shareholder report expenses	1,387
Trustees’ fees and expenses	11,643
Other fees and expenses	4,696

Total expenses	1,167,200
Less: Fee waivers and/or expense reimbursements	(129,714)

Net expenses	1,037,486

Net investment income	1,608,071

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	(3,847,004)
Affiliated securities	385

Net realized losses on investments	(3,846,619)

Net change in unrealized gains (losses) on
Unaffiliated securities	34,722,839
Affiliated securities	1

Net change in unrealized gains (losses) on investments	34,722,840

Net realized and unrealized gains (losses) on investments	30,876,221

Net increase in net assets resulting from operations	$32,484,292

The accompanying notes are an integral part of these financial statements.

28  |  Wells Fargo Small Company Value Portfolio

Statement of changes in net assets

	Six months ended November 30, 2019 (unaudited)	Year ended May 31, 2019

Operations
Net investment income	$1,608,071	$1,405,371
Net realized losses on investments	(3,846,619)	(20,261,333)
Net change in unrealized gains (losses) on investments	34,722,840	(10,952,752)

Net increase (decrease) in net assets resulting from operations	32,484,292	(29,808,714)

Capital transactions
Transactions in investors’ beneficial interests
Contributions	427,003,892	110,246,678
Withdrawals	(50,504,920)	(112,205,990)

Net increase (decrease) in net assets resulting from capital transactions	376,498,972	(1,959,312)

Total increase (decrease) in net assets	408,983,264	(31,768,026)

Net assets
Beginning of period	127,630,419	159,398,445

End of period	$536,613,683	$127,630,419

The accompanying notes are an integral part of these financial statements.

Wells Fargo Small Company Value Portfolio  |  29

Financial highlights

	Six months ended November 30, 2019 (unaudited)	Year ended May 31
		2019	2018	2017	2016	2015
Total return[1]	12.12%	(14.51)%	20.10%	19.44%	(4.96)%	7.29%
Ratios to average net assets (annualized)
Gross expenses	0.83%	0.86%	0.85%	0.84%	0.85%	0.84%
Net expenses	0.74%	0.75%	0.84%	0.84%	0.85%	0.84%
Net investment income	1.15%	0.80%	0.87%	0.72%	0.62%	0.89%
Supplemental data
Portfolio turnover rate	35%	168%	144%	110%	72%	54%

[1]	Returns for periods of less than one year are not annualized

The accompanying notes are an integral part of these financial statements.

30  |  Wells Fargo Small Company Value Portfolio

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Small Company Value Portfolio (the “Portfolio”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Portfolio receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.

In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allows the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Portfolio or pay the Portfolio the market value of the loaned securities. The Portfolio bears the risk of loss with respect to depreciation of its investment of the cash collateral.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Wells Fargo Small Company Value Portfolio  |  31

Notes to financial statements (unaudited)

Federal and other taxes

The Portfolio is treated as a separate entity for federal income tax purposes. The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether such interest, dividends and gains have been distributed by the Portfolio.

The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of November 30, 2019, the aggregate cost of all investments for federal income tax purposes was $509,336,004 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$64,054,873

Gross unrealized losses	(15,828,515)

Net unrealized gains	$48,226,358

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

32  |  Wells Fargo Small Company Value Portfolio

Notes to financial statements (unaudited)

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Common stocks

Consumer discretionary	$66,159,350	$0	$0	$66,159,350

Consumer staples	9,441,437	0	0	9,441,437

Energy	27,650,192	0	0	27,650,192

Financials	136,773,696	0	0	136,773,696

Health care	40,829,541	0	0	40,829,541

Industrials	114,019,475	0	0	114,019,475

Information technology	64,083,032	0	0	64,083,032

Materials	28,186,957	0	0	28,186,957

Real estate	25,758,834	0	0	25,758,834

Utilities	18,447,626	0	0	18,447,626

Exchange-traded funds	2,750,090	0	0	2,750,090

Warrants

Energy	0	0	0	0

Short-term investments

Investment companies	23,462,132	0	0	23,462,132

Total assets	$557,562,362	$0	$0	$557,562,362

Additional sector, industry or geographic detail for the Portfolio is included in the Portfolio of investments.

At November 30, 2019, the Portfolio did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Funds Management is entitled to receive an advisory fee at the following annual rate based on the Portfolio’s average daily net assets:

Average daily net assets	Advisory fee

First $500 million	0.800%

Next $500 million	0.775

Next $1 billion	0.750

Next $1 billion	0.725

Next $1 billion	0.700

Over $4 billion	0.680

For the six months ended November 30, 2019, the advisory fee was equivalent to an annual rate of 0.80% of the Portfolio’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Portfolio and is entitled to receive a fee from Funds Management at the following annual rate starting at 0.55% and declining to 0.40% as the average daily net assets of the Portfolio increase.

Wells Fargo Small Company Value Portfolio  |  33

Notes to financial statements (unaudited)

Funds Management has voluntarily waived and/or reimbursed advisory fees to reduce the net operating expense ratio of the Portfolio.

Interfund transactions

The Portfolio may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended November 30, 2019 were $105,740,392 and $128,721,742, respectively.

6. SECURITIES LENDING TRANSACTIONS

The Portfolio lends its securities through an unaffiliated securities lending agent and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any increases or decreases in the required collateral are exchanged between each Portfolio and the counterparty on the next business day. Cash collateral received is invested in the Securities Lending Fund which seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments and is exempt from registration under Section 3(c)(7) of the 1940 Act. Securities Lending Fund is managed by Funds Management and is subadvised by WellsCap. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser.

In the event of counterparty default or the failure of a borrower to return a loaned security, the Portfolio has the right to use the collateral to offset any losses incurred. As of November 30, 2019, the Portfolio had securities lending transactions with the following counterparties which are subject to offset:

Counterparty	Value of securities on loan	Collateral received[1]	Net amount

Bank of America Securities Inc.	$1,265,378	$(1,265,378)	$0

Barclays Capital Inc.	2,833,415	(2,833,415)	0

BNP Paribas Securities Corp.	1,323,260	(1,323,260)	0

Citigroup Global Markets Inc.	1,989,900	(1,989,900)	0

Deutsche Bank Securities Inc.	2,271,186	(2,271,186)	0

JPMorgan Securities LLC	6,446,999	(6,446,999)	0

Jefferies LLC	159,489	(159,489)	0

Morgan Stanley & Co. LLC	3,792,078	(3,792,078)	0

SG Americas Securities LLC	303,003	(303,003)	0

UBS Securities LLC	60,093	(60,093)	0

[1]	Collateral received within this table is limited to the collateral for the net transaction with the counterparty.

7. BANK BORROWINGS

The Trust, along with Wells Fargo Variable Trust and Wells Fargo Funds Trust (excluding the money market funds), are parties to a $280,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended November 30, 2019, there were no borrowings by the Portfolio under the agreement.

34  |  Wells Fargo Small Company Value Portfolio

Notes to financial statements (unaudited)

8. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. As of the end of the period, the Portfolio invests a concentration of its portfolio in the financials sector. A Portfolio that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a Portfolio whose investments are not heavily weighted in any sector.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.

10. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has adopted the removal and modification of disclosures early, as permitted, and will adopt the additional new disclosures at the effective date.

Wells Fargo Small Company Value Portfolio  |  35

Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION

The Fund and Portfolio file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT, which is available by visiting the SEC website at sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

36  |  Wells Fargo Small Company Value Fund

Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 150 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of The Ruth Bancroft Garden (non-profit organization). She is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, from 2009 to 2018	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

Wells Fargo Small Company Value Fund  |  37

Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Pamela Wheelock[3] (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

38  |  Wells Fargo Small Company Value Fund

Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.

Michelle Rhee[4] (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC, Chief Legal Counsel of Wells Fargo Asset Management and Assistant General Counsel of Wells Fargo Bank, N.A. since 2018. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.

Catherine Kennedy[5] (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 64 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 86 funds and Assistant Treasurer of 64 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

[3]	Pamela Wheelock was re-appointed to the Board effective January 1, 2020.

[4]	Michelle Rhee became Chief Legal Officer effective October 22, 2019.

[5]	Catherine Kennedy became Secretary effective October 22, 2019.

Wells Fargo Small Company Value Fund  |  39

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2020 Wells Fargo & Company. All rights reserved.

408964 01-19

SA286/SAR286 11-19

Semi-Annual Report

November 30, 2019

Wells Fargo Core Bond Fund

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

Reduce clutter. Save trees.
Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of November 30, 2019, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Asset Management. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾  MAY LOSE VALUE

Wells Fargo Core Bond Fund  |  1

Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

“Sentiment turned and U.S. equity markets gained during June and July.”

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Core Bond Fund for the six-month period that ended November 30, 2019. U.S. stock and global bond investors generally saw markets affected by slowing global economic growth, international trade tensions, and simmering geopolitical tensions.

Overall, fixed income had modest gains, while domestic U.S. stocks outperformed foreign equities. For the period, U.S. stocks, based on the S&P 500 Index,1 gained 15.26% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 advanced 8.70%. The MSCI EM Index (Net)3 gained 5.87%. For bond investors, the Bloomberg Barclays U.S. Aggregate Bond Index4 added 3.81%, the Bloomberg Barclays Global Aggregate ex-USD Index5 gained 1.97%, the Bloomberg Barclays Municipal Bond Index6 gained 2.39%, and the ICE BofA U.S. High Yield Index7 returned 4.23%.

Sentiment improved after a volatile start to the year.

After a choppy start to 2019, affected by political uncertainties, slowing European economic growth, and global trade tensions, investors regrouped halfway through the year. Just as the investment horizon appeared to darken, sentiment turned and U.S. equity markets gained during June and July. The gains, primarily driven by geopolitical and monetary policy events, pushed equity markets to new highs. European Central Bank President Mario Draghi said that if the outlook doesn’t improve, the bank would cut rates or buy more assets to prop up inflation. In the U.S., the Federal Reserve (Fed) cut the federal funds rate by 0.25% in July.

But after President Trump backed off of tariff threats against Mexico and China, the U.S. reversed course and threatened to impose higher tariffs on China’s exports after talks failed. China responded with tariff threats of its own and devalued the renminbi, roiling global markets. Major U.S. stock market indices tumbled in late July 2019. Bond prices gained as Treasury yields fell to multi-year lows and the yield curve inverted at multiple points along the 30-year arc.

In a microcosm, August 2019 encapsulated many of the unnerving events that plagued investors for months. The U.S.-China trade relationship swung from antagonistic to hopeful and back again with no signs of compromise. Evidence of a continued global economic slowdown mounted. Central banks in China, New Zealand, and Thailand cut interest rates. Industrial and manufacturing data declined in China, Canada, Japan, and Germany. Adding to the uncertain environment, Italy’s prime minister resigned, many feared a crackdown in Hong Kong as protestors sustained their calls for reform, and Boris Johnson planned to suspend Parliament as Brexit’s deadline neared.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2019. ICE Data Indices, LLC. All rights reserved.

2  |  Wells Fargo Core Bond Fund

Letter to shareholders (unaudited)

In the U.S., September 2019 saw the Fed join other central banks in cutting interest rates. U.S. manufacturing data disappointed investors. The U.S. House of Representatives began an impeachment investigation of President Trump. Meanwhile, the Brexit impasse showed no signs of resolution. Officials in China said that hitting the country’s economic growth goals for the year would be difficult in the face of tariffs and trade restrictions. So, while the S&P 500 Index finished the third quarter with the best year-to-date returns in more than 20 years, amid signs of equity investors taking money out of the stock market, concerns about future returns remained.

In October 2019, a relaxing of U.S.-China trade tensions and renewed optimism for a U.K. Brexit deal combined with positive macroeconomic data to support financial markets. The initial estimate of U.S. third-quarter gross domestic product growth, announced in late October, was a resilient 1.9% annualized rate while the U.S. unemployment rate fell to a 50-year low of 3.5% in September. However, despite resilience among U.S. consumers, business confidence declined while manufacturing activity contracted. Concerned with a potential economic slowdown, the Fed lowered interest rates another quarter point in late October, its third rate cut in four months. This helped push the S&P 500 Index to an all-time high while emerging market equities rallied and global bonds declined overall, reflecting a broad pickup in risk appetite.

Equity markets continued to rally in November 2019 despite ongoing geopolitical risks. Although U.S.-China trade tensions didn’t abate, neither did the tariff war escalate. Hopes for a trade deal buoyed investor confidence. U.S. business sentiment improved slightly and manufacturing and services activity picked up. Throughout the month, central bank actions were on hold. With that positive backdrop, developed market equities outpaced those in emerging markets, and U.S. stocks, as reflected by the S&P 500 Index, outperformed non-U.S. stocks overall. The S&P 500 Index ended November on track for its best calendar-year performance since 2013. While consumer confidence and purchasing manager activity rose in the eurozone, China reported weakening manufacturing and consumer data. Bond yields rose marginally, leading to slightly negative returns for global government and investment-grade corporate bonds.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

“Equity markets continued to rally in November despite ongoing geopolitical risks.”

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

Wells Fargo Core Bond Fund  |  3

Performance highlights (unaudited)

Investment objective

The Fund seeks total return, consisting of income and capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser for the affiliated master portfolio1

Wells Capital Management Incorporated

Portfolio managers

Maulik Bhansali, CFA®‡

Thomas O’Connor CFA®‡*

Jarad Vasquez

Average annual total returns (%) as of November 30, 2019

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)

	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]

Class A (MBFAX)	10-31-2001	5.10	1.67	3.18	10.08	2.61	3.65	0.83	0.78

Class C (MBFCX)	10-31-2001	8.25	1.85	2.84	9.25	1.85	2.84	1.58	1.53

Class R (WTRRX)[4]	7-9-2010	–	–	–	9.74	2.34	3.35	1.08	1.03

Class R4 (MBFRX)[5]	11-30-2012	–	–	–	10.39	2.90	3.89	0.60	0.52

Class R6 (WTRIX)[6]	11-30-2012	–	–	–	10.56	3.04	4.02	0.45	0.37

Administrator Class (MNTRX)	6-30-1997	–	–	–	10.11	2.68	3.70	0.77	0.70

Institutional Class (MBFIX)	10-31-2001	–	–	–	10.51	2.99	3.99	0.50	0.42

Bloomberg Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	10.79	3.08	3.59	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). Securities issued by U.S. government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. The Fund is exposed to foreign investment risk and mortgage- and asset-backed securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

4  |  Wells Fargo Core Bond Fund

Please see footnotes on page 5.

Performance highlights (unaudited)

Ten largest holdings (%) as of November 30, 2019[8]

U.S. Treasury Note, 2.75%, 5-31-2023	2.03

U.S. Treasury Bond, 3.13%, 8-15-2044	1.96

U.S. Treasury Bond, 3.13%, 2-15-2043	1.91

GNMA, 3.50%, 12-19-2049	1.71

U.S. Treasury Note, 1.63%, 2-15-2026	1.53

U.S. Treasury Note, 2.75%, 5-31-2023	1.37

FHLMC, 4.00%, 9-1-2049	1.19

U.S. Treasury Note, 2.75%, 7-31-2023	1.06

U.S. Treasury Note, 1.13%, 9-30-2021	1.06

U.S. Treasury Bond, 2.50%, 5-15-2046	1.03

Portfolio allocation as of November 30, 2019[9]

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

*

Thomas O’Connor, CFA has announced his intention to retire from Wells Capital Management Incorporated on December 31, 2020. He will continue to serve as a portfolio manager of the Fund through that date.

[1]

The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single affiliated master portfolio of the Wells Fargo Master Trust with a substantially identical investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.

[2]

Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]

The manager has contractually committed through September 30, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the affiliated master portfolio invests, and extraordinary expenses are excluded from the expense cap. Net expenses from the affiliated master portfolio are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[4]	Historical performance shown for Class R shares prior to their inception reflects the performance of Administrator Class shares, adjusted to reflect the higher expenses applicable to Class R shares.

[5]	Historical performance shown for Class R4 shares prior to their inception reflects the performance of Institutional Class shares, adjusted to reflect the higher expenses applicable to Class R4 shares.

[6]

Historical performance shown for Class R6 shares prior to their inception reflects the performance of Institutional Class shares and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns for Class R6 shares would be higher.

[7]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[8]

The ten largest holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the securities of the affiliated master portfolio allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[9]

Amounts represent the portfolio allocation of the affiliated master portfolio which are calculated based on the total long-term investments of the affiliated master portfolio. These amounts are subject to change and may have changed since the date specified.

Wells Fargo Core Bond Fund  |  5

Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from June 1, 2019 to November 30, 2019.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 6-1-2019	Ending account value 11-30-2019	Expenses paid during the period[1,2]	Annualized net expense ratio[1]

Class A

Actual	$1,000.00	$1,035.34	$3.97	0.78%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.10	$3.94	0.78%

Class C

Actual	$1,000.00	$1,031.72	$7.77	1.53%

Hypothetical (5% return before expenses)	$1,000.00	$1,017.35	$7.72	1.53%

Class R

Actual	$1,000.00	$1,033.86	$5.24	1.03%

Hypothetical (5% return before expenses)	$1,000.00	$1,019.85	$5.20	1.03%

Class R4

Actual	$1,000.00	$1,037.30	$2.65	0.52%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.40	$2.63	0.52%

Class R6

Actual	$1,000.00	$1,037.32	$1.88	0.37%

Hypothetical (5% return before expenses)	$1,000.00	$1,023.15	$1.87	0.37%

Administrator Class

Actual	$1,000.00	$1,035.60	$3.56	0.70%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.50	$3.54	0.70%

Institutional Class

Actual	$1,000.00	$1,037.86	$2.14	0.42%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.90	$2.12	0.42%

[1]	Amounts reflect net expenses allocated from the affiliated Master Portfolio in which the Fund invests.

[2]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

6  |  Wells Fargo Core Bond Fund

Portfolio of investments—November 30, 2019 (unaudited)

Value
Investment Companies: 100.05%

Affiliated Master Portfolio: 100.05%
Wells Fargo Core Bond Portfolio	$5,578,968,088

Total Investment Companies (Cost $5,475,404,367)	5,578,968,088

Total investments in securities (Cost $5,475,404,367)	100.05%	5,578,968,088

Other assets and liabilities, net	(0.05)	(2,819,604)

Total net assets	100.00%	$5,576,148,484

Transactions with the affiliated Master Portfolio were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolio	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolio	Interest allocated from affiliated Master Portfolio	Affiliated income allocated from affiliated Master Portfolio	Value, end of period	% of net assets
Wells Fargo Core Bond Portfolio	95%	94%	$147,921,067	$(13,414,693)	$75,926,856	$1,248,339	$5,578,968,088	100.05%

The accompanying notes are an integral part of these financial statements.

Wells Fargo Core Bond Fund  |  7

Statement of assets and liabilities—November 30, 2019 (unaudited)

Assets
Investments in affiliated Master Portfolio, at value (cost $5,475,404,367)	$5,578,968,088
Receivable for Fund shares sold	3,704,365
Receivable from manager	99,026
Prepaid expenses and other assets	58,870

Total assets	5,582,830,349

Liabilities
Payable for Fund shares redeemed	3,825,308
Dividends payable	1,866,268
Administration fees payable	295,379
Distribution fees payable	20,594
Trustees’ fees and expenses payable	2,370
Accrued expenses and other liabilities	671,946

Total liabilities	6,681,865

Total net assets	$5,576,148,484

Net assets consist of
Paid-in capital	$5,458,559,572
Total distributable earnings	117,588,912

Total net assets	$5,576,148,484

Computation of net asset value and offering price per share
Net assets – Class A	$303,885,908
Shares outstanding – Class A1	22,329,190
Net asset value per share – Class A	$13.61
Maximum offering price per share – Class A2	$14.25
Net assets – Class C	$30,658,108
Shares outstanding – Class C1	2,274,717
Net asset value per share – Class C	$13.48
Net assets – Class R	$4,660,953
Shares outstanding – Class R1	350,875
Net asset value per share – Class R	$13.28
Net assets – Class R4	$5,180,830
Share outstanding – Class R4[1]	390,166
Net asset value per share – Class R4	$13.28
Net assets – Class R6	$2,538,896,251
Shares outstanding – Class R6[1]	191,304,968
Net asset value per share – Class R6	$13.27
Net assets – Administrator Class	$206,299,610
Shares outstanding – Administrator Class[1]	15,528,929
Net asset value per share – Administrator Class	$13.28
Net assets – Institutional Class	$2,486,566,824
Shares outstanding – Institutional Class[1]	187,421,893
Net asset value per share – Institutional Class	$13.27

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

8  |  Wells Fargo Core Bond Fund

Statement of operations—six months ended November 30, 2019 (unaudited)

Investment income
Interest allocated from affiliated Master Portfolio (net of foreign withholding taxes of $36,825)	$75,926,856
Affiliated income allocated from affiliated Master Portfolio	1,248,339
Expenses allocated from affiliated Master Portfolio	(9,514,721)

Total investment income	67,660,474

Expenses
Management fee	1,345,087
Administration fees
Class A	241,920
Class C	26,290
Class R	5,171
Class R4	3,492
Class R6	376,735
Administrator Class	103,586
Institutional Class	965,228
Shareholder servicing fees
Class A	378,000
Class C	41,079
Class R	8,079
Class R4	4,365
Administrator Class	258,964
Distribution fees
Class C	123,003
Class R	8,022
Custody and accounting fees	92,068
Professional fees	17,661
Registration fees	118,631
Shareholder report expenses	162,779
Trustees’ fees and expenses	10,623
Other fees and expenses	51,114

Total expenses	4,341,897
Less: Fee waivers and/or expense reimbursements
Fund-level	(1,333,315)
Class R4	(1,005)
Class R6	(293,558)
Administrator Class	(13,572)
Institutional Class	(279,539)

Net expenses	2,420,908

Net investment income	65,239,566

Realized and unrealized gains (losses) on investments
Net realized gains on securities transactions allocated from affiliated Master Portfolio	147,921,067
Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolio	(13,414,693)

Net realized and unrealized gains (losses) on investments	134,506,374

Net increase in net assets resulting from operations	$199,745,940

The accompanying notes are an integral part of these financial statements.

Wells Fargo Core Bond Fund  |  9

Statement of changes in net assets

	Six months ended November 30, 2019 (unaudited)		Year ended May 31, 2019

Operations
Net investment income		$65,239,566		$149,517,912
Net realized gains (losses) on investments		147,921,067		(17,410,516)
Net change in unrealized gains (losses) on investments		(13,414,693)		182,530,737

Net increase in net assets resulting from operations		199,745,940		314,638,133

Distributions to shareholders from net investment income and net realized gains
Class A		(3,082,784)		(7,707,522)
Class C		(212,272)		(731,013)
Class R		(57,966)		(258,514)
Class R4		(102,010)		(310,999)
Class R6		(30,756,664)		(65,026,382)
Administrator Class		(2,193,765)		(6,822,022)
Institutional Class		(28,910,263)		(68,704,939)

Total distributions to shareholders		(65,315,724)		(149,561,391)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	2,206,695	29,873,648	5,814,230	74,731,899
Class C	315,251	4,223,957	504,131	6,445,467
Class R	48,720	646,080	192,684	2,418,555
Class R4	73,065	963,092	232,839	2,916,548
Class R6	21,503,746	284,962,799	134,743,486	1,690,762,705
Administrator Class	1,733,944	22,928,523	7,054,319	87,991,112
Institutional Class	30,021,598	395,644,283	62,642,714	786,483,803

		739,242,382		2,651,750,089

Reinvestment of distributions
Class A	196,474	2,666,442	517,112	6,661,968
Class C	6,684	89,797	27,587	351,123
Class R	844	11,169	2,650	33,322
Class R4	7,673	101,551	24,725	310,703
Class R6	1,791,592	23,712,279	4,654,160	58,457,025
Administrator Class	160,841	2,130,235	528,027	6,640,587
Institutional Class	1,908,036	25,250,148	4,468,964	56,130,059

		53,961,621		128,584,787

Payment for shares redeemed
Class A	(2,840,153)	(38,382,925)	(8,462,820)	(108,862,680)
Class C	(670,751)	(8,989,905)	(1,664,172)	(21,223,278)
Class R	(359,638)	(4,734,377)	(508,524)	(6,425,841)
Class R4	(524,646)	(6,955,963)	(354,232)	(4,433,486)
Class R6	(26,148,288)	(344,780,641)	(53,758,496)	(673,745,873)
Administrator Class	(2,247,920)	(29,703,310)	(13,129,627)	(165,688,347)
Institutional Class	(25,559,152)	(336,754,626)	(150,751,229)	(1,886,370,187)

		(770,301,747)		(2,866,749,692)

Net increase (decrease) in net assets resulting from capital share transactions		22,902,256		(86,414,816)

Total increase in net assets		157,332,472		78,661,926

Net assets
Beginning of period		5,418,816,012		5,340,154,086

End of period		$5,576,148,484		$5,418,816,012

The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo Core Bond Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2019 (unaudited)	Year ended May 31
CLASS A		2019	2018	2017	2016	2015
Net asset value, beginning of period	$13.28	$12.86	$13.22	$13.28	$13.16	$12.98
Net investment income	0.14	0.32	0.24	0.19 [1]	0.19 [1]	0.18
Net realized and unrealized gains (losses) on investments	0.33	0.42	(0.36)	0.00	0.12	0.19

Total from investment operations	0.47	0.74	(0.12)	0.19	0.31	0.37
Distributions to shareholders from
Net investment income	(0.14)	(0.32)	(0.24)	(0.19)	(0.19)	(0.19)
Net realized gains	0.00	0.00	0.00	(0.06)	0.00	0.00

Total distributions to shareholders	(0.14)	(0.32)	(0.24)	(0.25)	(0.19)	(0.19)
Net asset value, end of period	$13.61	$13.28	$12.86	$13.22	$13.28	$13.16
Total return[2]	3.53%	5.87%	(0.96)%	1.48%	2.36%	2.85%
Ratios to average net assets (annualized)
Gross expenses[3]	0.82%	0.83%	0.83%	0.83%	0.83%	0.83%
Net expenses[3]	0.78%	0.78%	0.78%	0.78%	0.78%	0.78%
Net investment income[3]	2.04%	2.50%	1.79%	1.40%	1.43%	1.39%
Supplemental data
Portfolio turnover rate[4]	306%	577%	542%	614%	667%	586%
Net assets, end of period (000s omitted)	$303,886	$302,246	$320,208	$360,276	$699,273	$506,043

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2019 (unaudited)	0.35%
Year ended May 31, 2019	0.35%
Year ended May 31, 2018	0.35%
Year ended May 31, 2017	0.35%
Year ended May 31, 2016	0.35%
Year ended May 31, 2015	0.35%

[4]

Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Core Bond Fund  |  11

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2019 (unaudited)	Year ended May 31
CLASS C		2019	2018	2017	2016	2015
Net asset value, beginning of period	$13.15	$12.74	$13.09	$13.15	$13.03	$12.86
Net investment income	0.09	0.23	0.14	0.09	0.09	0.09
Net realized and unrealized gains (losses) on investments	0.33	0.40	(0.35)	0.00	0.12	0.17

Total from investment operations	0.42	0.63	(0.21)	0.09	0.21	0.26
Distributions to shareholders from
Net investment income	(0.09)	(0.22)	(0.14)	(0.09)	(0.09)	(0.09)
Net realized gains	0.00	0.00	0.00	(0.06)	0.00	0.00

Total distributions to shareholders	(0.09)	(0.22)	(0.14)	(0.15)	(0.09)	(0.09)
Net asset value, end of period	$13.48	$13.15	$12.74	$13.09	$13.15	$13.03
Total return[1]	3.17%	5.04%	(1.65)%	0.72%	1.61%	2.02%
Ratios to average net assets (annualized)
Gross expenses[2]	1.57%	1.58%	1.58%	1.58%	1.58%	1.58%
Net expenses[2]	1.53%	1.53%	1.53%	1.53%	1.53%	1.53%
Net investment income[2]	1.29%	1.75%	1.04%	0.68%	0.68%	0.65%
Supplemental data
Portfolio turnover rate[3]	306%	577%	542%	614%	667%	586%
Net assets, end of period (000s omitted)	$30,658	$34,494	$47,843	$59,049	$66,612	$72,798

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[2]	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2019 (unaudited)	0.35%
Year ended May 31, 2019	0.35%
Year ended May 31, 2018	0.35%
Year ended May 31, 2017	0.35%
Year ended May 31, 2016	0.35%
Year ended May 31, 2015	0.35%

[3]

Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo Core Bond Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2019 (unaudited)	Year ended May 31
CLASS R		2019	2018	2017	2016	2015
Net asset value, beginning of period	$12.96	$12.55	$12.90	$12.97	$12.85	$12.67
Net investment income	0.12 [1]	0.28 [1]	0.20 [1]	0.15 [1]	0.15 [1]	0.15 [1]
Net realized and unrealized gains (losses) on investments	0.32	0.41	(0.35)	(0.01)	0.12	0.18

Total from investment operations	0.44	0.69	(0.15)	0.14	0.27	0.33
Distributions to shareholders from
Net investment income	(0.12)	(0.28)	(0.20)	(0.15)	(0.15)	(0.15)
Net realized gains	0.00	0.00	0.00	(0.06)	0.00	0.00

Total distributions to shareholders	(0.12)	(0.28)	(0.20)	(0.21)	(0.15)	(0.15)
Net asset value, end of period	$13.28	$12.96	$12.55	$12.90	$12.97	$12.85
Total return[2]	3.39%	5.61%	(1.19)%	1.15%	2.13%	2.63%
Ratios to average net assets (annualized)
Gross expenses[3]	1.07%	1.07%	1.08%	1.08%	1.08%	1.08%
Net expenses[3]	1.03%	1.03%	1.03%	1.03%	1.03%	1.03%
Net investment income[3]	1.79%	2.25%	1.54%	1.18%	1.18%	1.15%
Supplemental data
Portfolio turnover rate[4]	306%	577%	542%	614%	667%	586%
Net assets, end of period (000s omitted)	$4,661	$8,565	$12,230	$13,826	$17,985	$16,411

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

[3]	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2019 (unaudited)	0.35%
Year ended May 31, 2019	0.35%
Year ended May 31, 2018	0.35%
Year ended May 31, 2017	0.35%
Year ended May 31, 2016	0.35%
Year ended May 31, 2015	0.35%

[4]

Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Core Bond Fund  |  13

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2019 (unaudited)	Year ended May 31
CLASS R4		2019	2018	2017	2016	2015
Net asset value, beginning of period	$12.95	$12.55	$12.89	$12.95	$12.83	$12.66
Net investment income	0.15 [1]	0.35	0.26 [1]	0.22	0.22	0.21
Net realized and unrealized gains (losses) on investments	0.33	0.40	(0.34)	0.00	0.12	0.18

Total from investment operations	0.48	0.75	(0.08)	0.22	0.34	0.39
Distributions to shareholders from
Net investment income	(0.15)	(0.35)	(0.26)	(0.22)	(0.22)	(0.22)
Net realized gains	0.00	0.00	0.00	(0.06)	0.00	0.00

Total distributions to shareholders	(0.15)	(0.35)	(0.26)	(0.28)	(0.22)	(0.22)
Net asset value, end of period	$13.28	$12.95	$12.55	$12.89	$12.95	$12.83
Total return[2]	3.73%	6.07%	(0.61)%	1.74%	2.65%	3.07%
Ratios to average net assets (annualized)
Gross expenses[3]	0.59%	0.60%	0.60%	0.60%	0.60%	0.59%
Net expenses[3]	0.52%	0.52%	0.52%	0.52%	0.52%	0.52%
Net investment income[3]	2.34%	2.76%	2.01%	1.70%	1.69%	1.53%
Supplemental data
Portfolio turnover rate[4]	306%	577%	542%	614%	667%	586%
Net assets, end of period (000s omitted)	$5,181	$10,805	$11,680	$43,205	$41,272	$49,261

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

[3]	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2019 (unaudited)	0.35%
Year ended May 31, 2019	0.35%
Year ended May 31, 2018	0.35%
Year ended May 31, 2017	0.35%
Year ended May 31, 2016	0.35%
Year ended May 31, 2015	0.35%

[4]

Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo Core Bond Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2019 (unaudited)	Year ended May 31
CLASS R6		2019	2018	2017	2016	2015
Net asset value, beginning of period	$12.95	$12.54	$12.89	$12.95	$12.83	$12.66
Net investment income	0.16	0.37	0.28	0.24	0.24	0.23
Net realized and unrealized gains (losses) on investments	0.32	0.41	(0.35)	0.00	0.12	0.17

Total from investment operations	0.48	0.78	(0.07)	0.24	0.36	0.40
Distributions to shareholders from
Net investment income	(0.16)	(0.37)	(0.28)	(0.24)	(0.24)	(0.23)
Net realized gains	0.00	0.00	0.00	(0.06)	0.00	0.00

Total distributions to shareholders	(0.16)	(0.37)	(0.28)	(0.30)	(0.24)	(0.23)
Net asset value, end of period	$13.27	$12.95	$12.54	$12.89	$12.95	$12.83
Total return[1]	3.73%	6.31%	(0.54)%	1.90%	2.81%	3.23%
Ratios to average net assets (annualized)
Gross expenses[2]	0.44%	0.45%	0.45%	0.45%	0.45%	0.45%
Net expenses[2]	0.37%	0.37%	0.37%	0.37%	0.37%	0.37%
Net investment income[2]	2.45%	2.92%	2.24%	1.87%	1.84%	1.76%
Supplemental data
Portfolio turnover rate[3]	306%	577%	542%	614%	667%	586%
Net assets, end of period (000s omitted)	$2,538,896	$2,513,644	$1,360,847	$797,896	$450,791	$726,165

[1]	Returns for periods of less than one year are not annualized.

[2]	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2019 (unaudited)	0.35%
Year ended May 31, 2019	0.35%
Year ended May 31, 2018	0.35%
Year ended May 31, 2017	0.35%
Year ended May 31, 2016	0.35%
Year ended May 31, 2015	0.35%

[3]

Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Core Bond Fund  |  15

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2019 (unaudited)	Year ended May 31
ADMINISTRATOR CLASS		2019	2018	2017	2016	2015
Net asset value, beginning of period	$12.96	$12.56	$12.90	$12.97	$12.85	$12.67
Net investment income	0.14	0.33 [1]	0.24 [1]	0.21	0.19	0.19 [1]
Net realized and unrealized gains (losses) on investments	0.32	0.40	(0.34)	(0.02)	0.12	0.18

Total from investment operations	0.46	0.73	(0.10)	0.19	0.31	0.37
Distributions to shareholders from
Net investment income	(0.14)	(0.33)	(0.24)	(0.20)	(0.19)	(0.19)
Net realized gains	0.00	0.00	0.00	(0.06)	0.00	0.00

Total distributions to shareholders	(0.14)	(0.33)	(0.24)	(0.26)	(0.19)	(0.19)
Net asset value, end of period	$13.28	$12.96	$12.56	$12.90	$12.97	$12.85
Total return[2]	3.56%	5.87%	(0.79)%	1.48%	2.47%	2.96%
Ratios to average net assets (annualized)
Gross expenses[3]	0.76%	0.76%	0.77%	0.77%	0.77%	0.77%
Net expenses[3]	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Net investment income[3]	2.11%	2.58%	1.86%	1.50%	1.51%	1.47%
Supplemental data
Portfolio turnover rate[4]	306%	577%	542%	614%	667%	586%
Net assets, end of period (000s omitted)	$206,300	$205,825	$269,057	$373,042	$529,530	$487,981

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

[3]	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2019 (unaudited)	0.35%
Year ended May 31, 2019	0.35%
Year ended May 31, 2018	0.35%
Year ended May 31, 2017	0.35%
Year ended May 31, 2016	0.35%
Year ended May 31, 2015	0.35%

[4]

Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.

16  |  Wells Fargo Core Bond Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2019 (unaudited)	Year ended May 31
INSTITUTIONAL CLASS		2019	2018	2017	2016	2015
Net asset value, beginning of period	$12.94	$12.54	$12.88	$12.95	$12.83	$12.66
Net investment income	0.16	0.36	0.28	0.23	0.23	0.22
Net realized and unrealized gains (losses) on investments	0.33	0.40	(0.34)	(0.01)	0.12	0.18

Total from investment operations	0.49	0.76	(0.06)	0.22	0.35	0.40
Distributions to shareholders from
Net investment income	(0.16)	(0.36)	(0.28)	(0.23)	(0.23)	(0.23)
Net realized gains	0.00	0.00	0.00	(0.06)	0.00	0.00

Total distributions to shareholders	(0.16)	(0.36)	(0.28)	(0.29)	(0.23)	(0.23)
Net asset value, end of period	$13.27	$12.94	$12.54	$12.88	$12.95	$12.83
Total return[1]	3.79%	6.18%	(0.51)%	1.77%	2.76%	3.17%
Ratios to average net assets (annualized)
Gross expenses[2]	0.49%	0.50%	0.50%	0.50%	0.50%	0.50%
Net expenses[2]	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%
Net investment income[2]	2.39%	2.86%	2.16%	1.82%	1.79%	1.75%
Supplemental data
Portfolio turnover rate[3]	306%	577%	542%	614%	667%	586%
Net assets, end of period (000s omitted)	$2,486,567	$2,343,238	$3,318,290	$3,166,348	$2,102,073	$1,360,398

[1]	Returns for periods of less than one year are not annualized.

[2]	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2019 (unaudited)	0.35%
Year ended May 31, 2019	0.35%
Year ended May 31, 2018	0.35%
Year ended May 31, 2017	0.35%
Year ended May 31, 2016	0.35%
Year ended May 31, 2015	0.35%

[3]

Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Core Bond Fund  |  17

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Core Bond Fund (the “Fund”) which is a diversified series of the Trust.

The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single master portfolio with a substantially identical investment objective and substantially similar investment strategies. The Fund seeks to achieve its investment objective by investing substantially all of its assets in a separate diversified portfolio (the “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. The affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities. The Fund accounts for its investment in the affiliated Master Portfolio as a partnership investment and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the affiliated Master Portfolio for the six months ended November 30, 2019 are included in this report and should be read in conjunction with the Fund’s financial statements. As of November 30, 2019, the Fund owned 94% of Wells Fargo Core Bond Portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Investments in the affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which are also valued daily. Securities held in the affiliated Master Portfolio are valued as discussed in the Notes to Financial Statements of the affiliated Master Portfolio, which are included elsewhere in this report.

Investment transactions, income and expenses

Investments in the affiliated Master Portfolio are recorded on a trade basis. The Fund records daily its proportionate share of the affiliated Master Portfolio’s income, expenses and realized and unrealized gains or losses. The Fund also accrues its own expenses.

Distributions to shareholders

Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of November 30, 2019, the aggregate cost of all investments for federal income tax purposes was $5,477,388,908 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$101,579,180

Gross unrealized losses	0

Net unrealized gains	$101,579,180

18  |  Wells Fargo Core Bond Fund

Notes to financial statements (unaudited)

As of May 31, 2019, the Fund had capital loss carryforwards which consisted of $66,843,700 in short-term capital losses and $63,431,926 in long-term capital losses.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

At November 30, 2019, the affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective and the value of the affiliate Master Portfolio was as follows:

Affiliated Master Portfolio	Investment objective	Value of affiliated Master Portfolio

Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation	$5,578,968,088

The affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund and providing fund-level administrative services in connection with the Fund’s operations. As long as the Fund continues to invest substantially all of its assets in a single affiliated Master Portfolio, the Fund pays Funds Management an investment management fee only for fund-level administrative services at the following annual rate based on the Fund’s average daily net assets:

Average daily net assets	Management fee

First $5 billion	0.05%

Next $5 billion	0.04

Over $10 billion	0.03

For the six months ended November 30, 2019, the management fee was equivalent to an annual rate of 0.05% of the Fund’s average daily net assets.

Funds Management also serves as the adviser to the affiliated Master Portfolio and is entitled to receive a fee from the affiliated Master Portfolio for those services.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Class A, Class C, Class R	0.16%

Class R4, Institutional Class	0.08

Class R6	0.03

Administrator Class	0.10

Waivers and/or expense reimbursements

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds

Wells Fargo Core Bond Fund  |  19

Notes to financial statements (unaudited)

Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Net expenses from the affiliated Master Portfolio are included in the expense caps. Funds Management has committed through September 30, 2020 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.78% for Class A shares, 1.53% for Class C shares, 1.03% for Class R shares, 0.52% for Class R4 shares, 0.37% for Class R6 shares, 0.70% Administrator Class shares, and 0.42% for Institutional Class shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a distribution plan for Class C and Class R shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C and Class R shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares and 0.25% of the average daily net assets of Class R shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended November 30, 2019, Funds Distributor received $2,433 from the sale of Class A shares. Funds Distributor did not receive any contingent deferred sales charges from Class A or Class C shares for the six months ended November 30, 2019.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Class R and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. Class R4 is charged a fee at an annual rate of 0.10% of its average daily net assets. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

The Fund seeks to achieve its investment objective by investing substantially all of its assets in a single affiliated Master Portfolio. Purchases and sales have been calculated by multiplying the Fund’s ownership percentage of the affiliated Master Portfolio by the affiliated Master Portfolio’s purchases and sales. Purchases and sales of investments, excluding short-term securities, for the six months ended November 30, 2019 were as follows:

Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$15,951,276,421	$1,946,336,202	$16,050,488,595	$1,746,684,236

6. BANK BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended November 30, 2019, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

8. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has adopted the removal and modification of disclosures early, as permitted, and will adopt the additional new disclosures at the effective date.

20  |  Wells Fargo Core Bond Fund

Portfolio of investments—November 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency Securities: 36.10%
FHLMC (1 Month LIBOR +0.30%) ±	2.07%	8-15-2040	$7,041,945	$6,994,069
FHLMC (1 Month LIBOR +0.35%) ±	2.12	12-15-2048	2,189,974	2,183,222
FHLMC	2.50	6-1-2028	3,240,453	3,278,473
FHLMC	2.50	6-1-2028	3,432,013	3,472,305
FHLMC (1 Month LIBOR +0.35%) ±	2.85	10-15-2037	6,022,624	5,978,469
FHLMC	3.00	5-1-2047	48,889	50,225
FHLMC	3.00	10-15-2047	19,158,094	19,626,132
FHLMC	3.00	6-15-2048	15,250,658	15,481,402
FHLMC	3.00	6-1-2049	4,517,508	4,590,987
FHLMC	3.00	12-1-2049	19,212,815	19,512,728
FHLMC	3.50	2-1-2048	3,417,495	3,573,317
FHLMC	3.50	8-1-2048	3,783,597	3,969,993
FHLMC	3.50	4-1-2049	6,862,366	7,220,427
FHLMC	3.50	7-1-2049	3,543,235	3,657,573
FHLMC	3.50	7-1-2049	7,897,489	8,309,575
FHLMC	3.50	8-1-2049	10,526,167	11,075,418
FHLMC	3.50	9-1-2049	2,588,735	2,667,116
FHLMC	3.50	9-1-2049	1,193,627	1,255,911
FHLMC	3.50	9-1-2049	11,605,550	12,211,132
FHLMC	3.50	11-1-2049	20,441,090	21,121,123
FHLMC	4.00	1-1-2035	216,308	232,513
FHLMC	4.00	1-1-2036	326,569	348,030
FHLMC	4.00	10-1-2036	2,103,039	2,236,066
FHLMC	4.00	3-1-2037	262,301	280,786
FHLMC	4.00	3-1-2037	282,412	303,528
FHLMC	4.00	3-1-2037	488,514	520,549
FHLMC	4.00	4-1-2037	2,098,584	2,236,206
FHLMC	4.00	4-1-2037	2,658,125	2,845,348
FHLMC	4.00	1-1-2048	1,855,049	1,989,719
FHLMC	4.00	3-1-2048	29,899,328	31,915,354
FHLMC	4.00	2-1-2049	27,201,921	28,216,708
FHLMC	4.00	7-1-2049	14,561,865	15,707,542
FHLMC	4.00	7-1-2049	44,531,038	47,505,434
FHLMC	4.00	9-1-2049	66,000,168	70,408,669
FHLMC	4.50	6-1-2039	252,026	280,113
FHLMC	4.50	7-1-2039	274,278	304,923
FHLMC	5.00	5-1-2048	10,974,983	12,090,533
FHLMC	6.50	4-1-2021	186	187
FHLMC Series 1590 Class IA (1 Month LIBOR +1.05%) ±	2.82	10-15-2023	10,528	10,672
FHLMC Series 1897 Class K	7.00	9-15-2026	382	420
FHLMC Series 1935 Class FL (1 Month LIBOR +0.70%) ±	2.47	2-15-2027	1,294	1,307
FHLMC Series 2423 Class MC	7.00	3-15-2032	8,983	10,364
FHLMC Series 264 Class 30	3.00	7-15-2042	15,963,561	16,426,383
FHLMC Series 4426 Class QC	1.75	7-15-2037	6,858,034	6,771,559
FHLMC Series 4705 Class A	4.50	9-15-2042	5,840,167	6,261,999
FHLMC Series 4763 Class CA	3.00	9-15-2038	1,737,585	1,791,589
FHLMC Series 4767 Class KA	3.00	3-15-2048	8,712,891	8,963,675
FHLMC Series 4786 Class DP	4.50	7-15-2042	4,051,292	4,123,464
FHLMC Series 4796 Class AK	3.00	5-15-2048	15,495,100	15,736,908
FHLMC Series 4897 Class F (1 Month LIBOR +0.40%) ±	2.17	7-15-2049	2,217,024	2,216,321
FNMA	1.50	1-25-2043	12,869,281	12,505,855
FNMA	1.50	4-25-2043	1,679,629	1,619,468
FNMA	1.70	8-25-2033	16,417,376	16,129,789
FNMA (1 Month LIBOR +0.25%) ±	1.96	11-25-2048	11,285,323	11,207,201
FNMA	2.00	6-25-2038	21,903,220	21,700,015
FNMA (1 Month LIBOR +0.35%) ±	2.06	5-25-2049	6,898,614	6,879,617

The accompanying notes are an integral part of these financial statements.

Wells Fargo Core Bond Portfolio  |  21

Portfolio of investments—November 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA (1 Month LIBOR +0.35%) ±	2.06%	7-25-2049	$3,072,083	$3,059,495
FNMA (1 Month LIBOR +0.40%) ±‡	2.12	12-25-2049	10,172,031	10,138,654
FNMA (1 Month LIBOR +0.45%) ±	2.16	10-25-2046	14,098,390	14,088,299
FNMA (1 Month LIBOR +0.45%) ±	2.16	8-25-2049	15,938,599	15,897,364
FNMA (1 Month LIBOR +0.45%) ±	2.16	10-25-2049	4,381,559	4,373,352
FNMA (1 Month LIBOR +0.40%) ±	2.43	4-25-2059	4,126,267	4,122,146
FNMA	2.50	8-1-2031	4,784,907	4,832,614
FNMA %%	2.50	12-12-2049	60,800,000	60,187,250
FNMA (12 Month LIBOR +1.58%) ±	2.62	5-1-2045	4,102,566	4,170,884
FNMA (12 Month LIBOR +1.59%) ±	2.66	1-1-2046	19,503,677	19,839,135
FNMA (12 Month LIBOR +1.58%) ±	2.74	6-1-2045	5,335,804	5,439,314
FNMA (12 Month LIBOR +1.60%) ±	2.96	8-1-2047	3,496,998	3,551,495
FNMA	3.00	1-1-2043	7,992,739	8,224,213
FNMA	3.00	11-25-2043	4,232,543	4,310,992
FNMA	3.00	7-25-2049	7,846,062	8,193,187
FNMA	3.00	7-25-2049	6,121,360	6,360,483
FNMA	3.00	12-1-2049	54,299,000	55,085,866
FNMA %%	3.00	1-14-2050	15,600,000	15,807,419
FNMA (12 Month LIBOR +1.62%) ±	3.10	3-1-2047	4,549,504	4,639,049
FNMA	3.50	8-1-2048	7,003,776	7,384,415
FNMA	3.50	4-1-2049	26,423	27,758
FNMA	3.50	5-1-2049	1,862,651	1,924,831
FNMA	3.50	6-1-2049	2,306,920	2,391,740
FNMA	3.50	6-1-2049	40,318,641	42,422,477
FNMA	3.50	7-1-2049	39,413	41,403
FNMA	3.50	7-1-2049	181,523	191,096
FNMA	3.50	8-1-2049	2,740,707	2,883,730
FNMA	3.50	8-1-2049	93,853	98,698
FNMA	3.50	11-1-2049	22,217,359	22,956,485
FNMA %%	3.50	12-12-2049	44,800,000	45,986,500
FNMA %%	3.50	1-14-2050	16,100,000	16,526,856
FNMA	4.00	7-1-2033	3,128,307	3,294,723
FNMA	4.00	9-1-2033	5,414,568	5,661,664
FNMA	4.00	12-1-2036	379,977	404,740
FNMA	4.00	10-1-2037	2,682,030	2,848,081
FNMA	4.00	9-1-2045	1,313,195	1,434,595
FNMA	4.00	10-1-2046	728,404	767,206
FNMA	4.00	12-1-2046	938,953	994,668
FNMA	4.00	2-1-2047	6,712,896	7,223,435
FNMA	4.00	4-1-2047	764,858	835,393
FNMA	4.00	4-1-2047	787,189	819,506
FNMA	4.00	4-1-2047	949,405	1,012,404
FNMA	4.00	4-1-2047	3,570,238	3,820,908
FNMA	4.00	5-1-2047	4,242,928	4,540,827
FNMA	4.00	7-1-2047	2,916,635	3,094,324
FNMA	4.00	9-1-2047	3,540,898	3,749,990
FNMA	4.00	10-1-2047	777,924	845,043
FNMA	4.00	10-1-2047	754,961	815,586
FNMA	4.00	10-1-2047	2,703,527	2,862,481
FNMA	4.00	11-1-2047	28,393,552	29,747,601
FNMA	4.00	11-1-2047	452,710	479,327
FNMA	4.00	11-1-2047	864,316	914,911
FNMA	4.00	2-1-2048	4,438,660	4,750,070
FNMA	4.00	3-1-2048	20,535,122	22,268,830
FNMA	4.00	7-1-2048	29,888,965	31,838,694
FNMA	4.00	8-1-2048	42,771,206	44,598,383

The accompanying notes are an integral part of these financial statements.

22  |  Wells Fargo Core Bond Portfolio

Portfolio of investments—November 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	4.00%	9-1-2048	$8,633,643	$9,210,490
FNMA	4.00	10-1-2048	7,311,129	7,799,599
FNMA	4.00	11-1-2048	7,367,423	7,859,659
FNMA	4.00	1-1-2049	28,834,160	29,912,841
FNMA	4.00	3-1-2049	3,349,580	3,550,009
FNMA	4.00	4-1-2049	4,496,088	4,769,695
FNMA	4.00	4-1-2049	13,731,239	14,705,363
FNMA	4.00	5-1-2049	568,257	602,838
FNMA	4.00	5-1-2049	456,046	483,381
FNMA	4.00	5-1-2049	4,052,904	4,287,196
FNMA	4.00	6-1-2049	4,412,542	4,684,668
FNMA	4.00	6-1-2049	2,174,525	2,293,870
FNMA	4.00	7-1-2049	40,975,204	43,712,245
FNMA	4.00	10-1-2049	21,109,270	22,519,402
FNMA	4.50	5-1-2034	1,586,671	1,706,502
FNMA	4.50	6-1-2041	304,809	330,374
FNMA	4.50	3-1-2043	3,371,645	3,654,124
FNMA	4.50	3-1-2044	1,064,329	1,152,250
FNMA	4.50	10-1-2045	5,437,922	5,887,152
FNMA	4.50	2-1-2046	142,680	154,306
FNMA	4.50	3-1-2048	2,180,968	2,351,496
FNMA	4.50	4-1-2048	4,504,030	4,856,205
FNMA	4.50	5-1-2048	2,636,307	2,838,748
FNMA	4.50	10-1-2048	2,882,410	3,106,980
FNMA	4.50	2-1-2049	12,448,434	13,568,861
FNMA	4.50	3-1-2049	4,611,320	4,946,340
FNMA	4.50	4-1-2049	3,658,692	3,944,581
FNMA	4.50	5-1-2049	1,621,135	1,747,809
FNMA	4.50	6-1-2049	8,865,522	9,663,494
FNMA	4.50	7-1-2049	8,328,239	9,077,874
FNMA	4.50	7-1-2049	13,317,939	14,399,151
FNMA	4.50	8-1-2049	7,802,962	8,498,233
FNMA	5.00	7-1-2044	626,363	685,419
FNMA	5.00	6-1-2048	15,083,788	16,768,439
FNMA	5.00	9-1-2048	3,017,465	3,290,441
FNMA	5.00	10-1-2048	7,880,132	8,760,280
FNMA	5.00	10-1-2048	169,631	186,767
FNMA	5.00	1-1-2049	11,326,530	12,358,788
FNMA	5.00	2-1-2049	29,466,548	32,757,751
FNMA	5.00	6-1-2049	47,317,433	52,055,261
FNMA	5.00	8-1-2049	53,994,634	60,025,796
FNMA	5.00	8-1-2049	29,859,931	32,877,055
FNMA	5.50	12-1-2048	7,719,855	8,531,493
FNMA	5.50	6-1-2049	18,472,648	20,773,404
FNMA	6.00	4-1-2022	3,504	3,862
FNMA	6.00	2-1-2029	3,802	4,203
FNMA	6.00	3-1-2033	34,030	39,082
FNMA	6.00	11-1-2033	11,855	13,607
FNMA Series 1999-54 Class LH	6.50	11-25-2029	7,590	8,410
FNMA Series 2005-31 Class PB	5.50	4-25-2035	70,000	78,289
FNMA Series 2017-13 Class PA	3.00	8-25-2046	5,280,441	5,454,970
FNMA Series 2017-M7 Class A2 ±±	2.96	2-25-2027	2,108,000	2,211,890
FNMA Series 2018-14 Class KC	3.00	3-25-2048	5,432,283	5,580,569
FNMA Series 2018-15 Class AB	3.00	3-25-2048	1,919,465	1,978,236
FNMA Series 2018-45 Class GA	3.00	6-25-2048	13,422,952	13,574,437
FNMA Series 2018-8 Class KL	2.50	3-25-2047	6,997,992	7,017,683

The accompanying notes are an integral part of these financial statements.

Wells Fargo Core Bond Portfolio  |  23

Portfolio of investments—November 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA Series 2019-60 Class BF (1 Month LIBOR +0.45%) ±	2.16%	10-25-2049	$5,632,814	$5,623,319
FNMA Series 414 Class A35	3.50	10-25-2042	14,012,727	14,819,239
GNMA %%	3.00	12-19-2049	55,500,000	57,043,594
GNMA %%	3.00	1-21-2050	57,300,000	58,847,100
GNMA	3.50	1-20-2048	6,207,719	6,517,008
GNMA	3.50	3-20-2049	7,744,191	7,892,499
GNMA %%	3.50	12-19-2049	98,400,000	101,676,826
GNMA	4.00	10-20-2047	1,867,082	1,979,007
GNMA	4.00	3-20-2048	2,152,772	2,252,668
GNMA	4.00	4-20-2048	3,264,410	3,414,888
GNMA	4.00	4-20-2048	2,750,167	2,885,345
GNMA	4.00	4-20-2048	1,828,384	1,924,856
GNMA	4.00	5-20-2049	3,220,433	3,430,188
GNMA	4.00	6-20-2049	9,330,149	9,696,236
GNMA	4.00	6-20-2049	10,854,062	11,561,378
GNMA	4.00	7-20-2049	7,738,848	8,244,932
GNMA	4.00	8-20-2049	25,352,678	26,437,859
GNMA	4.50	8-15-2047	1,792,484	1,935,688
GNMA	4.50	2-20-2049	11,441,722	12,429,070
GNMA	4.50	3-20-2049	6,112,792	6,557,994
GNMA	4.50	3-20-2049	1,459,695	1,566,783
GNMA	4.50	4-20-2049	3,175,841	3,408,084
GNMA	4.50	5-20-2049	3,963,678	4,139,342
GNMA	4.50	5-20-2049	2,770,955	2,975,050
GNMA	4.50	5-20-2049	2,526,913	2,714,373
GNMA	4.50	5-20-2049	1,894,336	2,034,717
GNMA	5.00	12-20-2039	208,193	226,877
GNMA	5.00	11-20-2045	369,141	405,104
GNMA	5.00	3-20-2048	22,896,370	24,448,948
GNMA	5.00	6-20-2048	36,956,643	39,271,733
GNMA	5.00	8-20-2048	11,689,392	12,404,703
GNMA	5.00	12-20-2048	15,517,013	16,378,937
GNMA	5.00	1-20-2049	8,804,497	9,724,339
GNMA	5.00	2-20-2049	3,545,803	3,826,958
GNMA	5.00	3-20-2049	3,032,900	3,269,663
GNMA	5.00	5-20-2049	548,290	580,925
GNMA	5.00	6-20-2049	3,878,729	4,108,058
GNMA	5.00	7-20-2049	6,799,773	7,207,751
GNMA	5.00	9-20-2049	2,454,238	2,595,272
GNMA Series 2012-141 Class WA ±±	4.53	11-16-2041	1,661,994	1,848,461
GNMA Series 2017-167 Class BQ	2.50	8-20-2044	7,976,446	8,042,569
GNMA Series 2019-132 Class NA	3.50	9-20-2049	13,329,065	13,771,181
GNMA Series 2019-20 Class JK	3.50	2-20-2049	20,361,371	21,200,345

Total Agency Securities (Cost $2,123,491,967)				2,145,420,736

Asset-Backed Securities: 10.03%
Avis Budget Rental Car Funding LLC Series 2017-1A Class A 144A	3.07	9-20-2023	1,620,000	1,652,053
Avis Budget Rental Car Funding LLC Series 2019-2A Class A 144A	3.35	9-22-2025	8,104,000	8,421,511
Avis Budget Rental Car Funding LLC Serries 2019-3A Class A1 144A	2.36	3-20-2026	12,005,000	11,957,239
College Avenue Student Loan Trust Series 2017-A Class A1 (1 Month LIBOR +1.65%) 144A±	3.36	11-26-2046	3,678,599	3,682,695
College Avenue Student Loan Trust Series 2018-A Class A2 144A	4.13	12-26-2047	2,536,644	2,657,420
College Avenue Student Loan Trust Series 2019- A Class A2 144A	3.28	12-28-2048	2,467,903	2,467,515
Discover Card Execution Note Trust Series 2019-A3 Class A	1.89	10-15-2024	6,283,000	6,286,434
Ford Credit Auto Owner Trust Series 2017-1 Class A 144A	2.62	8-15-2028	5,592,000	5,665,846
Ford Credit Auto Owner Trust Series 2017-2 Class A 144A	2.36	3-15-2029	13,970,000	14,082,999

The accompanying notes are an integral part of these financial statements.

24  |  Wells Fargo Core Bond Portfolio

Portfolio of investments—November 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
Ford Credit Auto Owner Trust Series 2018-1 Class A 144A	3.19%	7-15-2031	$14,175,000	$14,752,129
Ford Credit Auto Owner Trust Series 2018-2 Class A 144A	3.47	1-15-2030	6,304,000	6,567,475
Ford Credit Auto Owner Trust Series 2019-1 Class A 144A	3.52	7-15-2030	6,780,000	7,103,674
Ford Credit Auto Owner Trust Series 2019-C Class A4	1.93	4-15-2025	3,999,000	3,998,843
Hertz Vehicle Financing LLC Series 2015-3A Class A 144A	2.67	9-25-2021	5,139,000	5,155,312
Hertz Vehicle Financing LLC Series 2016-2A Class A2 144A	2.95	3-25-2022	6,650,000	6,704,768
Hertz Vehicle Financing LLC Series 2016-4A Class A 144A	2.65	7-25-2022	518,000	520,510
Hertz Vehicle Financing LLC Series 2017-1A Class A 144A	2.96	10-25-2021	4,777,000	4,805,547
Hertz Vehicle Financing LLC Series 2017-2A Class A 144A	3.29	10-25-2023	4,967,000	5,088,775
Hertz Vehicle Financing LLC Series 2018-1A Class A 144A	3.29	2-25-2024	4,046,000	4,154,207
Hertz Vehicle Financing LLC Series 2018-2A Class A 144A	3.65	6-27-2022	5,490,000	5,599,885
Hertz Vehicle Financing LLC Series 2018-3A Class A 144A	4.03	7-25-2024	5,685,000	5,985,291
Hertz Vehicle Financing LLC Series 2019-1A Class A 144A	3.71	3-25-2023	8,669,000	8,922,871
Hertz Vehicle Financing LLC Series 2019-2A Class A 144A	3.42	5-25-2025	8,251,000	8,538,481
Hertz Vehicle Financing LLC Series 2019-3A Class A 144A	2.67	12-26-2025	9,891,000	9,883,751
Navient Student Loan Trust Series 2014-1 Class A3 (1 Month LIBOR +0.51%) ±	2.22	6-25-2031	4,394,661	4,338,966
Navient Student Loan Trust Series 2014-AA Class A3 (1 Month LIBOR +1.60%) 144A±	3.37	10-15-2031	6,169,000	6,258,755
Navient Student Loan Trust Series 2014-CTA Class A (1 Month LIBOR +0.70%) 144A±	2.47	9-16-2024	515,401	515,467
Navient Student Loan Trust Series 2015-1 Class A2 (1 Month LIBOR +0.60%) ±	2.31	4-25-2040	13,319,100	13,095,187
Navient Student Loan Trust Series 2016-1A Class A (1 Month LIBOR +0.70%) 144A±	2.41	2-25-2070	7,184,429	7,110,115
Navient Student Loan Trust Series 2016-3A Class A2 (1 Month LIBOR +0.85%) 144A±	2.56	6-25-2065	1,297,959	1,299,982
Navient Student Loan Trust Series 2016-5A Class A (1 Month LIBOR +1.25%) 144A±	2.96	6-25-2065	7,694,641	7,726,623
Navient Student Loan Trust Series 2016-AA Class A2B (1 Month LIBOR +2.15%) 144A±	3.92	12-15-2045	2,410,819	2,487,367
Navient Student Loan Trust Series 2017-2A Class A (1 Month LIBOR +0.77%) 144A±	2.48	9-25-2065	4,277,189	4,222,851
Navient Student Loan Trust Series 2017-5A Class A (1 Month LIBOR +0.80%) 144A±	2.51	7-26-2066	3,718,025	3,671,885
Navient Student Loan Trust Series 2018-A Class A2 144A	3.19	2-18-2042	2,233,000	2,260,454
Navient Student Loan Trust Series 2018-BA Class A2A 144A	3.61	12-15-2059	4,454,000	4,625,929
Navient Student Loan Trust Series 2018-CA Class A2 144A	3.52	6-16-2042	2,507,000	2,565,383
Navient Student Loan Trust Series 2018-DA Class A2A 144A	4.00	12-15-2059	10,280,000	10,692,429
Navient Student Loan Trust Series 2018-EA Class A2 144A	4.00	12-15-2059	6,822,000	7,127,570
Navient Student Loan Trust Series 2019 -D Class A2A 144A	3.01	12-15-2059	10,199,000	10,442,508
Navient Student Loan Trust Series 2019-3A Class A (1 Month LIBOR +0.83%) 144A±	2.54	7-25-2068	21,904,233	21,806,166
Navient Student Loan Trust Series 2019-4A Class A2 (1 Month LIBOR +0.81%) 144A±	2.90	7-25-2068	10,562,000	10,532,437
Navient Student Loan Trust Series 2019-A Class A2A 144A	3.42	1-15-2043	12,133,000	12,561,544
Navient Student Loan Trust Series 2019-BA Class A2A 144A	3.39	12-15-2059	8,228,000	8,540,370
Navient Student Loan Trust Series 2019-CA Class A2 144A	3.13	2-15-2068	12,682,000	12,873,182
Navient Student Loan Trust Series 2019-FA Class A2 144A	2.60	8-15-2068	12,057,000	12,067,532
Nelnet Student Loan Trust Series 2004-4 Class A5 (3 Month LIBOR +0.16%) ±	2.10	1-25-2037	7,335,762	7,182,347
Nelnet Student Loan Trust Series 2004-5 Class A5 (3 Month LIBOR +0.18%) ±	2.12	10-27-2036	2,636,775	2,564,262
Nelnet Student Loan Trust Series 2005-1 Class A5 (3 Month LIBOR +0.11%) ±	2.05	10-25-2033	22,209,215	21,637,341
Nelnet Student Loan Trust Series 2005-2 Class A5 (3 Month LIBOR +0.10%) ±	2.26	3-23-2037	21,463,355	20,908,972

The accompanying notes are an integral part of these financial statements.

Wells Fargo Core Bond Portfolio  |  25

Portfolio of investments—November 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-Backed Securities (continued)
Nelnet Student Loan Trust Series 2005-3 Class A5 (3 Month LIBOR +0.12%) ±	2.28%	12-24-2035	$16,400,846	$16,119,079
Nelnet Student Loan Trust Series 2005-4 Class A4 (3 Month LIBOR +0.18%) ±	2.34	3-22-2032	3,814,341	3,674,102
Nelnet Student Loan Trust Series 2012-2A Class A (1 Month LIBOR +0.80%) 144A±	2.51	12-26-2033	2,735,168	2,725,279
Nelnet Student Loan Trust Series 2012-4A Class A (1 Month LIBOR +0.70%) 144A±	2.41	9-27-2038	5,050,377	5,012,010
Nelnet Student Loan Trust Series 2013-1A Class A (1 Month LIBOR +0.60%) 144A±	2.31	6-25-2041	3,924,059	3,843,225
Nelnet Student Loan Trust Series 2014-1A Class A (1 Month LIBOR +0.57%) 144A±	2.28	9-25-2041	2,058,705	2,028,298
Nelnet Student Loan Trust Series 2016-1A Class A (1 Month LIBOR +0.80%) 144A±	2.51	9-25-2065	7,148,773	7,157,847
Santander Revolving Auto Loan Trust Series 2019-A Class A 144A	2.51	1-26-2032	19,197,000	19,168,101
SLC Student Loan Trust Series 2005-2 Class A4 (3 Month LIBOR +0.16%) ±	2.28	12-15-2039	4,742,000	4,484,823
SLC Student Loan Trust Series 2007-1 Class A5 (3 Month LIBOR +0.09%) ±	2.00	2-15-2068	4,159,000	3,867,834
SLM Student Loan Trust Series 2003-1 Class A5C (3 Month LIBOR +0.75%) 144A±	2.87	12-15-2032	3,501,373	3,409,819
SLM Student Loan Trust Series 2004-10 Class A7A (3 Month LIBOR +0.60%) 144A±	2.54	10-25-2029	12,249,000	12,184,287
SLM Student Loan Trust Series 2005-3 Class A6 (3 Month LIBOR +0.15%) ±	2.09	4-25-2040	5,328,000	5,068,897
SLM Student Loan Trust Series 2007-2 Class A4 (3 Month LIBOR +0.06%) ±	2.00	7-25-2022	10,295,990	10,020,291
SLM Student Loan Trust Series 2008-1 Class A4A (3 Month LIBOR +1.60%) ±	3.72	12-15-2032	3,716,866	3,776,332
SLM Student Loan Trust Series 2010-1 Class A (1 Month LIBOR +0.40%) ±	2.11	3-25-2025	1,688,769	1,631,823
SLM Student Loan Trust Series 2012-1 Class A3 (1 Month LIBOR +0.95%) ±	2.66	9-25-2028	12,033,822	11,854,616
SLM Student Loan Trust Series 2012-2 Class A (1 Month LIBOR +0.70%) ±	2.41	1-25-2029	10,438,130	10,199,548
SLM Student Loan Trust Series 2012-6 Class A3 (1 Month LIBOR +0.75%) ±	2.46	5-26-2026	2,737,857	2,719,474
SMB Private Education Loan Trust Series 2015-A Class A2B (1 Month LIBOR +1.00%) 144A±	2.77	6-15-2027	2,915,356	2,921,672
SMB Private Education Loan Trust Series 2015-B Class A2A 144A	2.98	7-15-2027	526,604	530,498
SMB Private Education Loan Trust Series 2015-C Class A2B (1 Month LIBOR +1.40%) 144A±	3.17	7-15-2027	1,580,323	1,593,959
SMB Private Education Loan Trust Series 2016-A Class A2A 144A	2.70	5-15-2031	7,788,613	7,834,036
SMB Private Education Loan Trust Series 2016-A Class A2B (1 Month LIBOR +1.50%) 144A±	3.27	5-15-2031	10,241,487	10,356,874
SMB Private Education Loan Trust Series 2016-B Class A2A 144A	2.43	2-17-2032	3,721,855	3,720,502
SMB Private Education Loan Trust Series 2016-B Class A2B (1 Month LIBOR +1.45%) 144A±	3.22	2-17-2032	10,249,220	10,356,975
SMB Private Education Loan Trust Series 2016-C Class A2B (1 Month LIBOR +1.10%) 144A±	2.87	9-15-2034	4,009,575	4,028,846
SMB Private Education Loan Trust Series 2017-A Class A2B (1 Month LIBOR +0.90%) 144A±	2.67	9-15-2034	2,988,544	2,994,458
SMB Private Education Loan Trust Series 2017-B Class A2A 144A	2.82	10-15-2035	3,626,823	3,656,852
SMB Private Education Loan Trust Series 2017-B Class A2B (1 Month LIBOR +0.75%) 144A±	2.52	10-15-2035	7,314,002	7,309,835
SMB Private Education Loan Trust Series 2018-C Class A2A 144A	3.63	11-15-2035	4,055,000	4,227,651
SMB Private Education Loan Trust Series 2019-A Class A2A 144A	3.44	7-15-2036	16,387,000	16,842,367
Structured Asset Securities Corporation Series 1998-2 Class A (1 Month LIBOR +0.52%) ±	2.23	2-25-2028	3,916	3,906
World Financial Network Credit Card Master Trust Series 2018-B Class A	3.46	7-15-2025	2,883,000	2,952,164
World Financial Network Credit Card Master Trust Series 2019-A Class A	3.14	12-15-2025	1,651,000	1,687,061
World Financial Network Credit Card Master Trust Series 2019-C Class A	2.21	7-15-2026	11,894,000	11,928,984

Total Asset-Backed Securities (Cost $590,722,358)				595,663,180

The accompanying notes are an integral part of these financial statements.

26  |  Wells Fargo Core Bond Portfolio

Portfolio of investments—November 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Corporate Bonds and Notes: 20.79%

Communication Services: 1.94%

Diversified Telecommunication Services: 0.91%
AT&T Incorporated	3.00%	2-15-2022	$3,116,000	$3,178,089
AT&T Incorporated	3.00	6-30-2022	1,894,000	1,931,524
AT&T Incorporated	3.40	5-15-2025	3,986,000	4,160,082
AT&T Incorporated	3.80	2-15-2027	1,589,000	1,689,451
AT&T Incorporated	3.90	3-11-2024	1,898,000	2,009,246
AT&T Incorporated	4.30	2-15-2030	1,386,000	1,523,645
AT&T Incorporated	4.35	3-1-2029	34,000	37,511
AT&T Incorporated	4.50	3-9-2048	986,000	1,073,182
AT&T Incorporated	4.85	3-1-2039	1,956,000	2,225,699
AT&T Incorporated	5.15	2-15-2050	4,385,000	5,224,297
AT&T Incorporated	5.25	3-1-2037	1,166,000	1,388,830
AT&T Incorporated	5.35	12-15-2043	978,000	1,164,066
AT&T Incorporated	5.38	10-15-2041	1,565,000	1,824,799
AT&T Incorporated	5.45	3-1-2047	1,410,000	1,722,601
AT&T Incorporated	5.70	3-1-2057	1,166,000	1,480,447
Verizon Communications Incorporated	4.02	12-3-2029	2,152,000	2,403,628
Verizon Communications Incorporated	4.13	8-15-2046	4,730,000	5,358,780
Verizon Communications Incorporated	4.27	1-15-2036	872,000	994,511
Verizon Communications Incorporated	4.33	9-21-2028	3,432,000	3,892,601
Verizon Communications Incorporated	4.40	11-1-2034	4,247,000	4,929,093
Verizon Communications Incorporated	4.52	9-15-2048	967,000	1,162,972
Verizon Communications Incorporated	4.67	3-15-2055	520,000	650,050
Verizon Communications Incorporated	5.01	4-15-2049	967,000	1,243,227
Verizon Communications Incorporated	5.50	3-16-2047	1,885,000	2,560,767

				53,829,098

Entertainment: 0.18%
The Walt Disney Company	1.75	8-30-2024	5,958,000	5,891,585
The Walt Disney Company	2.00	9-1-2029	3,970,000	3,862,612
The Walt Disney Company	2.75	9-1-2049	901,000	866,656

				10,620,853

Media: 0.85%
Charter Communications Operating LLC	4.46	7-23-2022	1,916,000	2,009,704
Charter Communications Operating LLC	4.80	3-1-2050	5,346,000	5,569,914
Charter Communications Operating LLC	5.38	5-1-2047	1,696,000	1,887,997
Comcast Corporation	2.65	2-1-2030	7,744,000	7,793,407
Comcast Corporation	3.45	10-1-2021	4,923,000	5,059,315
Comcast Corporation	3.45	2-1-2050	2,592,000	2,657,938
Comcast Corporation	3.70	4-15-2024	3,921,000	4,168,576
Comcast Corporation	3.95	10-15-2025	3,546,000	3,868,213
Comcast Corporation	4.00	3-1-2048	2,975,000	3,325,202
Comcast Corporation	4.15	10-15-2028	1,997,000	2,251,388
Comcast Corporation	4.60	10-15-2038	4,964,000	5,952,579
Comcast Corporation	4.70	10-15-2048	994,000	1,233,512
Comcast Corporation	4.95	10-15-2058	1,484,000	1,937,004
Discovery Incorporated	5.30	5-15-2049	1,046,000	1,206,881
Time Warner Cable Incorporated	6.55	5-1-2037	1,386,000	1,692,750

				50,614,380

The accompanying notes are an integral part of these financial statements.

Wells Fargo Core Bond Portfolio  |  27

Portfolio of investments—November 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer Discretionary: 0.57%

Automobiles: 0.06%
General Motors Company	5.95%	4-1-2049	$3,228,000	$3,522,625

Hotels, Restaurants & Leisure: 0.30%
GLP Capital LP / GLP Financing II Incorporated	4.00	1-15-2030	3,798,000	3,832,543
GLP Capital LP / GLP Financing II Incorporated	5.30	1-15-2029	2,054,000	2,268,325
McDonald’s Corporation	2.63	9-1-2029	6,048,000	6,045,052
McDonald’s Corporation	4.45	9-1-2048	2,348,000	2,737,371
Starbucks Corporation	3.75	12-1-2047	2,755,000	2,846,857
Starbucks Corporation	3.80	8-15-2025	211,000	227,137

				17,957,285

Specialty Retail: 0.21%
Home Depot Incorporated	4.50	12-6-2048	1,932,000	2,419,536
Lowe’s Companies Incorporated	3.65	4-5-2029	9,333,000	10,003,385

				12,422,921

Consumer Staples: 1.94%

Beverages: 0.80%
Anheuser-Busch InBev Company	3.65	2-1-2026	2,950,000	3,163,823
Anheuser-Busch InBev Company	4.90	2-1-2046	8,428,000	10,110,564
Anheuser-Busch InBev Worldwide Incorporated	4.60	4-15-2048	799,000	926,521
Anheuser-Busch InBev Worldwide Incorporated	4.70	2-1-2036	2,148,000	2,496,798
Anheuser-Busch InBev Worldwide Incorporated	4.15	1-23-2025	6,162,000	6,706,386
Anheuser-Busch InBev Worldwide Incorporated	4.90	1-23-2031	3,489,000	4,175,200
Anheuser-Busch InBev Worldwide Incorporated	5.55	1-23-2049	2,568,000	3,404,080
Constellation Brands Incorporated	3.15	8-1-2029	7,434,000	7,509,532
Constellation Brands Incorporated	3.20	2-15-2023	986,000	1,013,148
Constellation Brands Incorporated	3.50	5-9-2027	1,410,000	1,477,874
Constellation Brands Incorporated	3.60	2-15-2028	3,114,000	3,305,805
Constellation Brands Incorporated	3.70	12-6-2026	1,663,000	1,777,809
Constellation Brands Incorporated	4.40	11-15-2025	301,000	330,123
Constellation Brands Incorporated	5.25	11-15-2048	986,000	1,215,153

				47,612,816

Food & Staples Retailing: 0.54%
Costco Wholesale Corporation	3.00	5-18-2027	6,708,000	7,103,170
Walmart Incorporated	2.38	9-24-2029	4,785,000	4,809,992
Walmart Incorporated	2.95	9-24-2049	3,481,000	3,494,139
Walmart Incorporated	3.55	6-26-2025	5,143,000	5,537,214
Walmart Incorporated	3.70	6-26-2028	9,206,000	10,177,363
Walmart Incorporated	4.05	6-29-2048	1,003,000	1,200,178

				32,322,056

Food Products: 0.17%
Hershey Company	2.05	11-15-2024	4,141,000	4,147,020
Kraft Heinz Foods Company	2.80	7-2-2020	793,000	795,671
Kraft Heinz Foods Company	3.00	6-1-2026	2,951,000	2,939,889
Kraft Heinz Foods Company	4.38	6-1-2046	1,973,000	1,920,526

				9,803,106

The accompanying notes are an integral part of these financial statements.

28  |  Wells Fargo Core Bond Portfolio

Portfolio of investments—November 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Personal Products: 0.13%
Estee Lauder Company	2.38%	12-1-2029	$2,897,000	$2,891,872
Estee Lauder Company	3.13	12-1-2049	4,629,000	4,670,391

				7,562,263

Tobacco: 0.30%
Altria Group Incorporated	4.80	2-14-2029	4,213,000	4,657,924
Altria Group Incorporated	5.95	2-14-2049	1,027,000	1,235,410
BAT Capital Corporation	3.22	9-6-2026	2,127,000	2,129,794
BAT Capital Corporation	3.22	8-15-2024	3,097,000	3,151,829
BAT Capital Corporation	3.46	9-6-2029	2,136,000	2,119,577
BAT Capital Corporation	3.56	8-15-2027	2,127,000	2,166,845
BAT Capital Corporation	4.54	8-15-2047	621,000	604,643
Reynolds American Incorporated	5.85	8-15-2045	1,541,000	1,741,700

				17,807,722

Energy: 1.70%

Energy Equipment & Services: 0.09%
National Oilwell Varco Incorporated	3.60	12-1-2029	5,372,000	5,240,066

Oil, Gas & Consumable Fuels: 1.61%
Amerada Finance Corporation	7.13	3-15-2033	717,000	899,833
BP Capital Markets America Incorporated	3.80	9-21-2025	3,937,000	4,246,734
BP Capital Markets America Incorporated	3.94	9-21-2028	4,255,000	4,687,601
Cimarex Energy Company	4.38	3-15-2029	6,431,000	6,676,443
Devon Energy Corporation	5.60	7-15-2041	3,236,000	3,932,107
Energy Transfer Operating Partners LP	5.50	6-1-2027	2,486,000	2,747,501
Energy Transfer Operating Partners LP	5.88	1-15-2024	3,798,000	4,182,249
Energy Transfer Operating Partners LP	6.13	12-15-2045	2,168,000	2,443,932
Enterprise Products Operating LLC	3.13	7-31-2029	4,622,000	4,704,890
Enterprise Products Operating LLC	4.20	1-31-2050	3,750,000	4,010,749
Enterprise Products Operating LLC	4.80	2-1-2049	1,190,000	1,377,842
Hess Corporation	3.50	7-15-2024	856,000	876,306
Hess Corporation	5.80	4-1-2047	358,000	424,486
Hess Corporation	6.00	1-15-2040	2,918,000	3,370,691
Kinder Morgan Energy Partners LP	7.30	8-15-2033	310,000	410,767
Marathon Oil Corporation	6.60	10-1-2037	520,000	641,066
Marathon Petroleum Corporation	3.63	9-15-2024	5,339,000	5,594,800
Marathon Petroleum Corporation	4.50	4-1-2048	1,932,000	2,037,494
Marathon Petroleum Corporation	4.75	12-15-2023	1,621,000	1,754,802
MPLX LP 144A	3.50	12-1-2022	2,271,000	2,324,389
MPLX LP 144A	5.20	12-1-2047	2,819,000	2,934,669
MPLX LP	5.50	2-15-2049	2,656,000	2,912,558
Noble Energy Incorporated	3.25	10-15-2029	3,252,000	3,220,826
Noble Energy Incorporated	4.20	10-15-2049	1,516,000	1,464,275
Noble Energy Incorporated	4.95	8-15-2047	3,423,000	3,646,524
Noble Energy Incorporated	5.05	11-15-2044	2,837,000	3,017,847
Occidental Petroleum Corporation	4.85	3-15-2021	1,781,000	1,835,726
Occidental Petroleum Corporation	7.50	5-1-2031	1,029,000	1,342,521
Plains All American Pipeline LP	3.55	12-15-2029	6,309,000	6,082,839
Plains All American Pipeline LP	4.90	2-15-2045	3,709,000	3,585,731
Sunoco Logistics Partner LP	5.30	4-1-2044	3,644,000	3,763,157
Sunoco Logistics Partner LP	5.35	5-15-2045	265,000	274,016
Sunoco Logistics Partner LP	5.40	10-1-2047	970,000	1,020,922

The accompanying notes are an integral part of these financial statements.

Wells Fargo Core Bond Portfolio  |  29

Portfolio of investments—November 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Western Gas Partners LP	5.50%	8-15-2048	$2,062,000	$1,752,677
Williams Companies Incorporated	3.90	1-15-2025	1,426,000	1,485,779

				95,684,749

Financials: 4.21%

Banks: 2.68%
Bank of America Corporation (3 Month LIBOR +0.87%) ±	2.46	10-22-2025	17,696,000	17,747,462
Bank of America Corporation (3 Month LIBOR +1.09%) ±	3.09	10-1-2025	9,667,000	9,960,487
Bank of America Corporation (3 Month LIBOR +0.81%) ±	3.37	1-23-2026	4,997,000	5,214,545
Bank of America Corporation (3 Month LIBOR +1.04%) ±	3.42	12-20-2028	13,841,000	14,511,540
Bank of America Corporation (3 Month LIBOR +1.06%) ±	3.56	4-23-2027	6,211,000	6,552,386
Bank of America Corporation (3 Month LIBOR +1.31%) ±	4.27	7-23-2029	10,197,000	11,347,244
Bank of America Corporation (3 Month LIBOR +1.52%) ±	4.33	3-15-2050	1,679,000	2,019,705
BB&T Corporation	2.50	8-1-2024	11,974,000	12,078,531
Citibank NA (3 Month LIBOR +0.60%) ±	2.84	5-20-2022	11,828,000	11,950,017
Citigroup Incorporated (United States Secured Overnight Financing Rate +0.87%) ±	2.31	11-4-2022	6,896,000	6,908,567
Citigroup Incorporated (United States Secured Overnight Financing Rate +1.42%) ±	2.98	11-5-2030	5,779,000	5,839,971
Citigroup Incorporated (3 Month LIBOR +1.34%) ±	3.98	3-20-2030	3,921,000	4,272,031
JPMorgan Chase & Company (United States Secured Overnight Financing Rate +1.16%) ±	2.30	10-15-2025	8,942,000	8,919,433
JPMorgan Chase & Company (United States Secured Overnight Financing Rate +1.51%) ±	2.74	10-15-2030	12,765,000	12,737,092
JPMorgan Chase & Company	2.95	10-1-2026	3,660,000	3,773,272
JPMorgan Chase & Company (3 Month LIBOR +1.16%) ±	3.22	3-1-2025	1,149,000	1,188,059
JPMorgan Chase & Company (3 Month LIBOR +0.73%) ±	3.56	4-23-2024	1,989,000	2,071,824
JPMorgan Chase & Company (3 Month LIBOR +1.16%) ±	3.70	5-6-2030	994,000	1,069,646
JPMorgan Chase & Company (3 Month LIBOR +0.89%) ±	3.80	7-23-2024	994,000	1,045,187
JPMorgan Chase & Company (3 Month LIBOR +1.36%) ±	3.88	7-24-2038	2,967,000	3,263,381
JPMorgan Chase & Company (3 Month LIBOR +1.22%) ±	3.90	1-23-2049	3,660,000	4,138,372
JPMorgan Chase & Company (3 Month LIBOR +1.12%) ±	4.01	4-23-2029	2,600,000	2,850,673
JPMorgan Chase & Company (3 Month LIBOR +1.00%) ±	4.02	12-5-2024	1,932,000	2,054,662
KeyCorp	2.55	10-1-2029	7,581,000	7,417,180

				158,931,267

Capital Markets: 0.64%
Morgan Stanley	2.63	11-17-2021	7,931,000	8,015,361
Morgan Stanley (3 Month LIBOR +1.46%) ±	3.97	7-22-2038	964,000	1,062,338
Morgan Stanley (3 Month LIBOR +1.43%) ±	4.46	4-22-2039	1,867,000	2,173,402
PPL Capital Funding Incorporated	3.10	5-15-2026	4,328,000	4,409,840
PPL Capital Funding Incorporated	3.40	6-1-2023	585,000	601,536
PPL Capital Funding Incorporated	4.00	9-15-2047	707,000	734,662
PPL Capital Funding Incorporated	4.70	6-1-2043	587,000	666,421
PPL Capital Funding Incorporated	5.00	3-15-2044	2,718,000	3,193,039
State Street Corporation (United States Secured Overnight Financing Rate +0.94%) ±	2.35	11-1-2025	7,523,000	7,543,271
The Charles Schwab Corporation	3.25	5-22-2029	8,868,000	9,338,994

				37,738,864

Consumer Finance: 0.37%
Caterpillar Financial Services Corporation	2.15	11-8-2024	5,372,000	5,372,721
Ford Motor Credit Company LLC	4.06	11-1-2024	5,942,000	5,970,688
Ford Motor Credit Company LLC	4.75	1-15-2043	9,756,000	8,483,239

The accompanying notes are an integral part of these financial statements.

30  |  Wells Fargo Core Bond Portfolio

Portfolio of investments—November 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value

Consumer Finance (continued)
General Motors Financial Company Incorporated	5.40%	4-1-2048	$1,483,000	$1,505,055
Hyundai Capital America Company 144A	3.50	11-2-2026	796,000	801,171

				22,132,874

Insurance: 0.52%
American International Group Incorporated	4.20	4-1-2028	3,040,000	3,348,231
American International Group Incorporated	4.25	3-15-2029	1,981,000	2,194,791
American International Group Incorporated	4.50	7-16-2044	1,671,000	1,913,630
Liberty Mutual Group Incorporated 144A	3.95	10-15-2050	439,000	447,536
Liberty Mutual Group Incorporated 144A	4.57	2-1-2029	5,526,000	6,224,603
Lincoln National Corporation	3.05	1-15-2030	6,611,000	6,650,734
Nationwide Financial Services Incorporated 144A	3.90	11-30-2049	4,975,000	5,088,629
Prudential Financial Incorporated	3.70	3-13-2051	1,247,000	1,295,719
Prudential Financial Incorporated	4.35	2-25-2050	3,415,000	3,953,038

				31,116,911

Health Care: 3.72%

Biotechnology: 0.97%
AbbVie Incorporated 144A	2.30	11-21-2022	17,884,000	17,913,487
AbbVie Incorporated	2.50	5-14-2020	7,540,000	7,552,555
AbbVie Incorporated 144A	2.60	11-21-2024	15,783,000	15,854,417
AbbVie Incorporated 144A	2.95	11-21-2026	3,231,000	3,263,015
AbbVie Incorporated 144A	3.20	11-21-2029	6,522,000	6,621,503
AbbVie Incorporated 144A	4.05	11-21-2039	1,208,000	1,258,990
AbbVie Incorporated 144A	4.25	11-21-2049	3,282,000	3,447,202
Gilead Sciences Incorporated	3.65	3-1-2026	1,997,000	2,145,945

				58,057,114

Health Care Equipment & Supplies: 0.84%
Abbott Laboratories	3.75	11-30-2026	3,595,000	3,941,750
Abbott Laboratories	4.90	11-30-2046	5,525,000	7,324,352
Becton Dickinson & Company	2.40	6-5-2020	6,602,000	6,613,789
Becton Dickinson & Company	3.36	6-6-2024	2,225,000	2,314,436
Becton Dickinson & Company	3.70	6-6-2027	2,168,000	2,320,817
Becton Dickinson & Company	3.73	12-15-2024	5,257,000	5,564,614
Becton Dickinson & Company	4.69	12-15-2044	2,453,000	2,893,328
Boston Scientific Corporation	3.75	3-1-2026	3,244,000	3,493,388
Boston Scientific Corporation	4.00	3-1-2029	4,345,000	4,838,031
Boston Scientific Corporation	4.70	3-1-2049	3,136,000	3,840,844
Danaher Corporation	3.35	9-15-2025	4,084,000	4,305,856
Edwards Lifesciences Corporation	4.30	6-15-2028	2,106,000	2,370,692

				49,821,897

Health Care Providers & Services: 1.05%
Aetna Incorporated	3.88	8-15-2047	1,589,000	1,601,103
Cigna Corporation	3.75	7-15-2023	5,502,000	5,750,402
Cigna Corporation	3.40	9-17-2021	4,459,000	4,556,295
Cigna Corporation 144A	3.40	3-1-2027	5,200,000	5,398,181
Cigna Corporation	4.38	10-15-2028	2,348,000	2,604,714
Cigna Corporation	4.80	8-15-2038	431,000	498,452
Cigna Corporation	4.90	12-15-2048	2,531,000	2,996,444
CVS Health Corporation	3.00	8-15-2026	2,193,000	2,244,703
CVS Health Corporation	2.63	8-15-2024	2,633,000	2,654,045
CVS Health Corporation	3.70	3-9-2023	2,013,000	2,094,583

The accompanying notes are an integral part of these financial statements.

Wells Fargo Core Bond Portfolio  |  31

Portfolio of investments—November 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value

Health Care Providers & Services (continued)
CVS Health Corporation	4.00%	12-5-2023	$2,951,000	$3,119,638
CVS Health Corporation	4.10	3-25-2025	4,361,000	4,684,857
CVS Health Corporation	4.78	3-25-2038	2,152,000	2,447,859
CVS Health Corporation	5.05	3-25-2048	561,000	663,376
UnitedHealth Group Incorporated	2.38	8-15-2024	5,510,000	5,559,809
UnitedHealth Group Incorporated	2.88	8-15-2029	5,502,000	5,664,998
UnitedHealth Group Incorporated	3.50	8-15-2039	3,158,000	3,345,149
UnitedHealth Group Incorporated	3.70	12-15-2025	2,193,000	2,368,745
UnitedHealth Group Incorporated	3.70	8-15-2049	1,544,000	1,656,266
UnitedHealth Group Incorporated	3.88	8-15-2059	2,193,000	2,358,008

				62,267,627

Pharmaceuticals: 0.86%
Bristol-Myers Squibb Company 144A	2.60	5-16-2022	8,583,000	8,727,626
Bristol-Myers Squibb Company 144A	2.75	2-15-2023	7,170,000	7,308,155
Bristol-Myers Squibb Company 144A	2.88	2-19-2021	1,987,000	2,007,948
Bristol-Myers Squibb Company 144A	2.90	7-26-2024	4,679,000	4,824,204
Bristol-Myers Squibb Company 144A	3.20	6-15-2026	4,100,000	4,308,187
Bristol-Myers Squibb Company 144A	3.40	7-26-2029	5,013,000	5,383,750
Bristol-Myers Squibb Company 144A	3.90	2-20-2028	1,068,000	1,169,382
Bristol-Myers Squibb Company 144A	4.13	6-15-2039	496,000	572,769
Bristol-Myers Squibb Company 144A	4.25	10-26-2049	3,562,000	4,227,768
Bristol-Myers Squibb Company 144A	4.35	11-15-2047	985,000	1,163,313
Merck & Company Incorporated	3.40	3-7-2029	3,505,000	3,809,063
Merck & Company Incorporated	3.70	2-10-2045	1,409,000	1,583,821
Merck & Company Incorporated	4.00	3-7-2049	1,263,000	1,503,280
Pfizer Incorporated	2.80	3-11-2022	1,948,000	1,988,754
Pfizer Incorporated	3.00	12-15-2026	1,019,000	1,076,847
Pfizer Incorporated	4.10	9-15-2038	1,117,000	1,301,520

				50,956,387

Industrials: 1.82%

Aerospace & Defense: 1.24%
Lockheed Martin Corporation	4.07	12-15-2042	2,070,000	2,385,942
Lockheed Martin Corporation	4.09	9-15-2052	1,647,000	1,936,501
Northrop Grumman Corporation	2.55	10-15-2022	6,407,000	6,495,227
Northrop Grumman Corporation	2.93	1-15-2025	284,000	291,663
Northrop Grumman Corporation	3.25	8-1-2023	5,910,000	6,146,102
Northrop Grumman Corporation	3.25	1-15-2028	715,000	745,675
The Boeing Company	2.70	2-1-2027	5,486,000	5,578,733
The Boeing Company	2.70	5-1-2022	4,296,000	4,368,698
The Boeing Company	2.95	2-1-2030	3,629,000	3,739,311
The Boeing Company	3.10	5-1-2026	5,494,000	5,719,652
The Boeing Company	3.50	3-1-2039	2,111,000	2,205,541
The Boeing Company	3.75	2-1-2050	764,000	825,085
The Boeing Company	3.90	5-1-2049	2,657,000	2,949,460
United Technologies Corporation	2.80	5-4-2024	2,725,000	2,801,991
United Technologies Corporation	3.10	6-1-2022	3,701,000	3,799,076
United Technologies Corporation	3.65	8-16-2023	10,996,000	11,587,952
United Technologies Corporation	3.95	8-16-2025	2,853,000	3,101,797
United Technologies Corporation	4.13	11-16-2028	1,744,000	1,963,573
United Technologies Corporation	4.45	11-16-2038	2,649,000	3,157,827
United Technologies Corporation	4.63	11-16-2048	2,885,000	3,611,605

				73,411,411

The accompanying notes are an integral part of these financial statements.

32  |  Wells Fargo Core Bond Portfolio

Portfolio of investments—November 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial Conglomerates: 0.08%
General Electric Company	2.70%	10-9-2022	$977,000	$984,859
General Electric Company	3.10	1-9-2023	707,000	721,876
General Electric Company	5.88	1-14-2038	2,453,000	3,005,347

				4,712,082

Machinery: 0.12%
Caterpillar Incorporated	2.60	9-19-2029	3,375,000	3,412,194
Caterpillar Incorporated	3.25	9-19-2049	3,766,000	3,846,217

				7,258,411

Road & Rail: 0.33%
Burlington Northern Santa Fe LLC	3.55	2-15-2050	3,369,000	3,592,719
Burlington Northern Santa Fe LLC	4.90	4-1-2044	1,117,000	1,397,715
CSX Corporation	4.30	3-1-2048	262,000	302,699
CSX Corporation	2.40	2-15-2030	2,380,000	2,326,548
CSX Corporation	3.35	9-15-2049	4,035,000	3,974,919
CSX Corporation	4.75	11-15-2048	1,410,000	1,732,179
Union Pacific Corporation	2.95	3-1-2022	3,586,000	3,664,079
Union Pacific Corporation	3.15	3-1-2024	1,712,000	1,782,139
Union Pacific Corporation	4.30	3-1-2049	528,000	613,521

				19,386,518

Transportation Infrastructure: 0.05%
Crowley Conro LLC	4.18	8-15-2043	2,849,280	3,228,750

Information Technology: 1.87%

IT Services: 0.40%
Fiserv Incorporated	3.20	7-1-2026	3,481,000	3,605,373
Fiserv Incorporated	3.50	7-1-2029	3,627,000	3,808,734
Fiserv Incorporated	4.20	10-1-2028	341,000	376,601
Fiserv Incorporated	4.40	7-1-2049	1,842,000	2,051,032
Global Payments Incorporated	3.20	8-15-2029	2,331,000	2,366,660
Global Payments Incorporated	4.15	8-15-2049	1,256,000	1,313,113
IBM Corporation	3.30	5-15-2026	3,193,000	3,359,827
IBM Corporation	4.15	5-15-2039	1,468,000	1,663,038
IBM Corporation	4.25	5-15-2049	1,977,000	2,270,423
Mastercard Incorporated	2.95	6-1-2029	3,031,000	3,183,353

				23,998,154

Semiconductors & Semiconductor Equipment: 0.43%
Broadcom Incorporated	3.88	1-15-2027	4,907,000	5,009,215
Broadcom Incorporated 144A	4.25	4-15-2026	7,597,000	7,958,212
Broadcom Incorporated 144A	4.75	4-15-2029	1,418,000	1,516,354
Intel Corporation	2.45	11-15-2029	6,286,000	6,294,383
Intel Corporation	3.25	11-15-2049	2,093,000	2,119,172
Micron Technology Incorporated «	4.66	2-15-2030	2,722,000	2,889,111

				25,786,447

Software: 0.42%
Microsoft Corporation	3.70	8-8-2046	986,000	1,126,344
Microsoft Corporation	4.00	2-12-2055	2,608,000	3,096,410
Microsoft Corporation	4.10	2-6-2037	3,252,000	3,843,859
Microsoft Corporation	4.25	2-6-2047	2,625,000	3,252,723
Microsoft Corporation	4.50	2-6-2057	2,396,000	3,115,361

The accompanying notes are an integral part of these financial statements.

Wells Fargo Core Bond Portfolio  |  33

Portfolio of investments—November 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value

Software (continued)
Oracle Corporation	2.63%	2-15-2023	$2,682,000	$2,733,540
Oracle Corporation	2.95	11-15-2024	1,435,000	1,489,587
Oracle Corporation	3.80	11-15-2037	1,467,000	1,612,991
Oracle Corporation	4.00	11-15-2047	4,206,000	4,707,321

				24,978,136

Technology Hardware, Storage & Peripherals: 0.62%
Apple Incorporated	1.80	9-11-2024	5,412,000	5,367,466
Apple Incorporated	2.05	9-11-2026	6,496,000	6,421,581
Apple Incorporated	2.20	9-11-2029	9,805,000	9,666,353
Apple Incorporated	2.95	9-11-2049	4,002,000	3,890,107
Apple Incorporated	3.20	5-13-2025	1,198,000	1,263,255
Apple Incorporated	3.20	5-11-2027	7,426,000	7,878,410
Apple Incorporated	4.25	2-9-2047	1,777,000	2,118,686

				36,605,858

Materials: 0.43%

Chemicals: 0.17%
Dow Chemical Company	4.25	10-1-2034	1,369,000	1,466,313
Huntsman International LLC	4.50	5-1-2029	2,519,000	2,662,491
Huntsman International LLC	5.13	11-15-2022	1,638,000	1,747,347
Mosaic Company	4.05	11-15-2027	2,282,000	2,378,589
Mosaic Company	5.63	11-15-2043	1,427,000	1,649,184

				9,903,924

Containers & Packaging: 0.05%
Packaging Corporation of America	3.00	12-15-2029	3,271,000	3,297,423

Metals & Mining: 0.21%
Barrick Gold Finance Company LLC	5.70	5-30-2041	4,043,000	5,087,161
Barrick North America Finance LLC	5.75	5-1-2043	946,000	1,222,579
Newmont Mining Corporation	3.50	3-15-2022	2,861,000	2,939,512
Southern Copper Corporation	3.88	4-23-2025	1,103,000	1,153,987
Steel Dynamics Incorporated	4.13	9-15-2025	2,079,000	2,120,580

				12,523,819

Real Estate: 0.83%

Equity REITs: 0.79%
DDR Corporation	4.63	7-15-2022	1,728,000	1,802,408
Equinix Incorporated	2.63	11-18-2024	5,706,000	5,705,544
Equinix Incorporated	2.90	11-18-2026	5,706,000	5,699,153
Equinix Incorporated	3.20	11-18-2029	5,249,000	5,261,703
Mid-America Apartments LP	3.60	6-1-2027	1,378,000	1,467,481
Mid-America Apartments LP	3.75	6-15-2024	4,850,000	5,107,853
Mid-America Apartments LP	3.95	3-15-2029	2,037,000	2,236,729
Mid-America Apartments LP	4.00	11-15-2025	2,486,000	2,677,358
Mid-America Apartments LP	4.30	10-15-2023	2,079,000	2,211,538
Regency Centers LP	2.95	9-15-2029	4,410,000	4,436,215
Store Capital Corporation	4.50	3-15-2028	7,638,000	8,348,685
Store Capital Corporation	4.63	3-15-2029	1,886,000	2,094,791

				47,049,458

Real Estate Management & Development: 0.04%
Spirit Realty LP	3.40	1-15-2030	2,445,000	2,452,944

The accompanying notes are an integral part of these financial statements.

34  |  Wells Fargo Core Bond Portfolio

Portfolio of investments—November 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal		Value
Utilities: 1.76%

Electric Utilities: 1.27%
Alabama Power Company	3.45%	10-1-2049		$4,964,000	$5,123,915
Consolidated Edison Company of New York	3.88	6-15-2047		1,810,000	1,986,499
Consolidated Edison Company of New York	4.13	5-15-2049		572,000	656,010
Duke Energy Corporation	1.80	9-1-2021		4,279,000	4,265,243
Duke Energy Indiana Incorporated	3.75	5-15-2046		970,000	1,052,302
Edison International	4.13	3-15-2028		1,312,000	1,326,435
Edison International	5.75	6-15-2027		2,062,000	2,265,745
Eversource Energy	3.15	1-15-2025		994,000	1,028,434
FirstEnergy Corporation	3.90	7-15-2027		3,849,000	4,125,358
FirstEnergy Corporation	2.85	7-15-2022		994,000	1,009,333
FirstEnergy Corporation	4.25	3-15-2023		5,152,000	5,429,285
FirstEnergy Corporation	4.85	7-15-2047		1,810,000	2,147,061
ITC Holdings Corporation	2.70	11-15-2022		4,084,000	4,132,802
Jersey Central Power & Light Company 144A	4.30	1-15-2026		1,777,000	1,938,799
Metropolitan Edison Company 144A	4.30	1-15-2029		3,203,000	3,604,643
Mid-Atlantic Interstate Transmission LLC 144A	4.10	5-15-2028		4,047,000	4,457,938
Mississippi Power Company	3.95	3-30-2028		4,980,000	5,412,760
Mississippi Power Company	4.25	3-15-2042		2,991,000	3,247,081
NiSource Finance Corporation	4.80	2-15-2044		2,511,000	2,949,447
South Carolina Edison Company	3.70	8-1-2025		2,348,000	2,495,787
South Carolina Edison Company	4.13	3-1-2048		3,913,000	4,188,862
Southern California Edison Company	4.00	4-1-2047		1,859,000	1,954,363
Southern California Edison Company	4.65	10-1-2043		970,000	1,101,080
Southern California Edison Company	5.55	1-15-2037		571,000	687,591
Southern California Edison Company	5.95	2-1-2038		1,103,000	1,394,183
Southern California Edison Company	6.00	1-15-2034		293,000	360,437
Southern Callifornia Edison Company «	2.85	8-1-2029		2,062,000	2,077,548
Virginia Electric & Power Company %%	3.30	12-1-2049		4,814,000	4,872,787

					75,291,728

Multi-Utilities: 0.49%
Black Hills Corporation	3.05	10-15-2029		5,420,000	5,425,660
Black Hills Corporation	3.88	10-15-2049		1,826,000	1,857,907
CenterPoint Energy Incorporated	2.50	9-1-2022		406,000	408,609
Centerpoint Energy Incorporated	2.50	9-1-2024		4,418,000	4,416,761
CenterPoint Energy Incorporated	4.10	9-1-2047		2,928,000	3,135,758
CenterPoint Energy Incorporated	4.25	11-1-2028		2,951,000	3,208,014
Dominion Resources Incorporated	2.00	8-15-2021		2,853,000	2,847,936
DTE Energy Company	2.53	10-1-2024		4,499,000	4,499,547
Nextera Energy Capital Company	3.15	4-1-2024		856,000	885,147
NiSource Incorporated	2.95	9-1-2029		2,820,000	2,821,059

					29,506,398

Total Corporate Bonds and Notes (Cost $1,180,707,686)					1,235,414,342

Foreign Corporate Bonds and Notes: 0.04%

Energy: 0.04%

Oil, Gas & Consumable Fuels: 0.04%
EnCana Corporation	6.63	8-15-2037	CAD	1,834,000	2,175,851

Total Foreign Corporate Bonds and Notes (Cost $2,195,037)					2,175,851

The accompanying notes are an integral part of these financial statements.

Wells Fargo Core Bond Portfolio  |  35

Portfolio of investments—November 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal Obligations: 0.51%

California: 0.15%

GO Revenue: 0.15%
California Build America Bonds	7.60%	11-1-2040	$830,000	$1,381,643
Los Angeles CA Community College District Build America Bonds	6.75	8-1-2049	4,690,000	7,769,313

				9,150,956

Illinois: 0.01%

GO Revenue: 0.01%
Illinois Taxable Pension «	5.10	6-1-2033	680,000	731,870

Nevada: 0.09%

Airport Revenue: 0.09%
Clark County NV Airport Authority Build America Bonds Series C	6.82	7-1-2045	3,365,000	5,444,065

New York: 0.12%

Airport Revenue: 0.12%
Port Authority of New York & New Jersey Consolidated Bonds Series 174	4.46	10-1-2062	5,505,000	6,862,643

Ohio: 0.04%

Education Revenue: 0.04%
Ohio State University General Receipts Taxable Bonds Series A	4.80	6-1-2111	1,957,000	2,593,612

Texas: 0.10%

Transportation Revenue: 0.10%
North Texas Tollway Authority	6.72	1-1-2049	3,609,000	5,797,173

Total Municipal Obligations (Cost $22,729,425)				30,580,319

Non-Agency Mortgage-Backed Securities: 5.85%
Angel Oak Mortgage Trust Series 2019-2 Class A1 144A±±	3.63	3-25-2049	3,071,812	3,104,356
Barclays Commercial Mortgage Trust Series 2018-C2 Class A5	4.31	12-15-2051	7,313,000	8,261,924
Barclays Commercial Mortgage Trust Series 2019-C5 Class A4	3.06	11-15-2052	4,209,000	4,367,865
Benchmark Mortgage Trust Series 2018-B1 Class ASB ±±	3.60	1-15-2051	1,620,000	1,718,674
Benchmark Mortgage Trust Series 2019-B13 Class A4	2.95	8-15-2057	2,740,000	2,821,898
Benchmark Mortgage Trust Series 2019-B14 Class A5	3.05	12-15-2061	1,996,000	2,072,446
Bunker Hill Loan Depositary Trust Series 2019-1 Class A1 144A	3.61	10-26-2048	2,125,131	2,149,955
Bunker Hill Loan Depositary Trust Series 2019-2 Class A1 144A	2.88	7-25-2049	5,861,863	5,880,850
Bunker Hill Loan Depositary Trust Series 2019-3 Class A1 144A%%	2.72	11-25-2059	6,854,000	6,850,716
CD Commercial Mortgage Trust Series 2016-CD1 Class A1	1.44	8-10-2049	846,485	841,211
CD Commercial Mortgage Trust Series 2016-CD1 Class ASB	2.62	8-10-2049	3,720,000	3,780,151
CD Commercial Mortgage Trust Series 2017-CD4 Class A4 ±±	3.51	5-10-2050	2,986,000	3,194,587
CD Commercial Mortgage Trust Series 2017-CD4 Class ASB	3.32	5-10-2050	2,105,000	2,197,334
CD Commercial Mortgage Trust Series 2017-CD6 Class ASB	3.33	11-13-2050	5,323,000	5,585,241
CFCRE Commercial Mortgage Trust Series 2016-C3 Class A1	1.79	1-10-2048	903,040	900,714
CFCRE Commercial Mortgage Trust Series 2017-C8 Class A1	1.96	6-15-2050	563,302	562,198
CFCRE Commercial Mortgage Trust Series 2017-C8 Class ASB	3.37	6-15-2050	2,014,000	2,098,707
Citigroup Commercial Mortgage Trust Series 2016- P5 Class A1	1.41	10-10-2049	773,690	770,316
Citigroup Commercial Mortgage Trust Series 2019-GC43 Class A4	3.04	11-10-2052	5,239,000	5,427,337
Colt Funding LLC Series 2019-1 Class A1 144A±±	3.71	3-25-2049	2,862,988	2,882,419
Colt Funding LLC Series 2019-2 Class A1 144A±±	3.34	5-25-2049	5,229,894	5,240,495
Colt Funding LLC Series 2019-4 Class A1 144A±±	2.58	11-25-2049	6,162,860	6,158,427
Commercial Mortgage Pass-Through Certificate Series 2013-CR9 Class A4 ±±	4.37	7-10-2045	5,723,302	6,090,326

The accompanying notes are an integral part of these financial statements.

36  |  Wells Fargo Core Bond Portfolio

Portfolio of investments—November 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage-Backed Securities (continued)
Commercial Mortgage Pass-Through Certificate Series 2016-C1 Class ASB	2.97%	10-10-2049	$2,071,000	$2,124,407
Commercial Mortgage Pass-Through Certificate Series 2018-COR3 Class A3	4.23	5-10-2051	6,454,000	7,216,115
Commercial Mortgage Pass-Through Certificate Series 2019-GC44 Class A5%%	3.10	8-15-2057	3,122,000	3,212,135
Commercial Real Estate Products & Resources Estate Series 2016-C4 Class ASB	3.09	5-10-2058	2,871,000	2,953,048
Credit Suisse Mortgage Trust Series 2016-NSXR Class A4 ±±	3.79	12-15-2049	8,835,000	9,514,915
CSAIL Commercial Mortgage Trust Series 2015-C2 Class A4	3.50	6-15-2057	2,953,000	3,107,226
CSAIL Commercial Mortgage Trust Series 2015-C3 Class A4	3.72	8-15-2048	3,721,000	3,960,385
CSAIL Commercial Mortgage Trust Series 2015-C4 Class A4	3.81	11-15-2048	4,102,200	4,404,001
CSAIL Commercial Mortgage Trust Series 2016-C5 Class ASB	3.53	11-15-2048	865,000	901,683
CSAIL Commercial Mortgage Trust Series 2019-C17 Class A5	3.02	9-15-2052	3,480,000	3,585,026
CSAIL Commercial Mortgage Trust Series 2019-C18 Class A4%%	2.97	12-15-2052	2,083,000	2,133,067
Deutsche Bank Commercial Mortgage Trust Series 2017-C6 Class ASB	3.12	6-10-2050	1,249,000	1,292,410
Ford Credit Floorplan Master Trust Series 2019-3 Class A2 (1 Month LIBOR +0.60%) ±	2.37	9-15-2024	9,410,000	9,435,245
Ford Credit Floorplan Master Trust Series 2019-4 Class A	2.44	9-15-2026	4,190,000	4,219,853
GCAT Series 2019-NQM1 Class A1 144A	2.99	2-25-2059	2,366,514	2,376,034
GS Mortgage Securities Trust Series 2012-GCJ7 Class AAB	2.94	5-10-2045	180,568	180,969
GS Mortgage Securities Trust Series 2014-GCJ18 Class A3	3.80	1-10-2047	1,738,083	1,814,029
GS Mortgage Securities Trust Series 2015-GC28 Class A5	3.40	2-10-2048	1,355,000	1,424,988
GS Mortgage Securities Trust Series 2015-GC34 Class A4	3.51	10-10-2048	3,317,000	3,517,932
GS Mortgage Securities Trust Series 2017-GS6 Class A3	3.43	5-10-2050	4,851,364	5,164,042
GS Mortgage Securities Trust Series 2017-GSJ7 Class A4	3.43	8-10-2050	5,235,286	5,578,423
GS Mortgage Securities Trust Series 2019-GSA1 Class A4	3.05	11-10-2052	2,934,000	3,029,314
Impact Funding LLC Series 2010-1 Class A1 144A	5.31	1-25-2051	6,446,036	6,783,861
JPMDB Commercial Mortgage Securities Series 2014-C23 Class A4	3.67	9-15-2047	2,419,000	2,555,508
JPMDB Commercial Mortgage Securities Series 2015-C33 Class A4	3.77	12-15-2048	1,554,714	1,669,264
JPMDB Commercial Mortgage Securities Series 2017-C5 Class A5	3.69	3-15-2050	1,683,000	1,816,141
JPMDB Commercial Mortgage Securities Series 2017-C5 Class ASB	3.49	3-15-2050	861,000	903,797
JPMDB Commercial Mortgage Securities Series 2018-C8 Class ASB	4.15	6-15-2051	2,714,000	2,957,535
JPMDB Commercial Mortgage Securities Series 2019-COR6 Class A4	3.06	11-13-2052	4,163,000	4,303,861
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-C28 Class A2	2.77	10-15-2048	808,279	808,275
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-C28 Class A3	2.91	10-15-2048	10,965,000	11,232,312
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-JP2 Class A1	1.32	8-15-2049	1,398,472	1,390,436
JPMorgan Chase Commercial Mortgage Securities Trust Series 2017-JP5 Class ASB	3.55	3-15-2050	6,129,000	6,449,077
JPMorgan Chase Commercial Mortgage Securities Trust Series 2017-JP6 Class ASB	3.28	7-15-2050	2,343,000	2,446,441
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013 -C10 Class A4 ±±	4.22	7-15-2046	532,000	565,559
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C125 Class ASB	3.38	10-15-2048	2,306,000	2,393,422
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20 Class A4	3.25	2-15-2048	800,041	834,792
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27 Class A4	3.75	12-15-2047	754,000	810,123
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30 Class ASB	2.73	9-15-2049	9,888,000	10,071,271
Morgan Stanley Capital I Trust Series 2016-UB11 Class A1	1.45	8-15-2049	1,612,576	1,603,222
Morgan Stanley Capital I Trust Series 2016-UB11 Class ASB	2.61	8-15-2049	2,119,000	2,143,448
Morgan Stanley Capital I Trust Series 2019-L3 Class A4	3.13	11-15-2029	2,498,000	2,599,764
New Residential Mortgage Loan Trust Series 2019-NQM2 Class A1 144A±±	3.60	4-25-2049	3,127,693	3,165,346

The accompanying notes are an integral part of these financial statements.

Wells Fargo Core Bond Portfolio  |  37

Portfolio of investments—November 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage-Backed Securities (continued)
New Residential Mortgage Loan Trust Series 2019-NQM4 Class A1 144A±±	2.49%	9-25-2059	$4,773,370	$4,766,184
SG Capital Partners Series 2019-3 Class A1 144A±±	2.70	9-25-2059	6,065,480	6,064,127
SoFi Professional Loan Program LLC Series 2016-A Class A2 144A	2.76	12-26-2036	2,521,282	2,536,164
SoFi Professional Loan Program LLC Series 2016-D Class A1 (1 Month LIBOR +0.95%) 144A±	2.66	1-25-2039	435,674	437,050
SoFi Professional Loan Program LLC Series 2016-E Class A1 (1 Month LIBOR +0.85%) 144A±	2.56	7-25-2039	857,080	858,391
SoFi Professional Loan Program LLC Series 2017-A Class A1 (1 Month LIBOR +0.70%) 144A±	2.41	3-26-2040	897,284	898,253
SoFi Professional Loan Program LLC Series 2017-D Class A2 144A	2.65	9-25-2040	634,285	636,691
SoFi Professional Loan Program LLC Series 2017-E Class A1 (1 Month LIBOR +0.50%) 144A±	2.21	11-26-2040	638,967	638,169
SoFi Professional Loan Program LLC Series 2017-E Class A2B 144A	2.72	11-26-2040	9,979,000	10,115,195
SoFi Professional Loan Program LLC Series 2018-A Class A2B 144A	2.95	2-25-2042	3,098,000	3,137,771
SoFi Professional Loan Program LLC Series 2018-B Class A2FX 144A	3.34	8-25-2047	8,978,000	9,192,594
Starwood Mortgage Residential Trust Series 2019-INV1 Class A1 144A±±	2.61	8-25-2049	5,558,954	5,534,926
Verizon Owner Trust Series 2019-C Class A1A	1.94	4-22-2024	16,140,000	16,127,041
Verus Securitization Trust Series 2019 -3 Class A1 144A±±	2.69	11-25-2059	3,096,000	3,092,961
Verus Securitization Trust Series 2019-1 Class A1 144A±±	3.40	12-25-2059	4,535,956	4,580,490
Verus Securitization Trust Series 2019-1 Class A1 144A±±	3.84	2-25-2059	2,464,579	2,491,892
Verus Securitization Trust Series 2019-2 Class A1 144A±±	2.91	7-25-2059	5,128,541	5,156,905
Verus Securitization Trust Series 2019-2 Class A1 144A±±	3.21	5-25-2059	11,065,648	11,145,967
Verus Securitization Trust Series 2019-3 Class A1 144A	2.78	7-25-2059	11,448,041	11,482,065
Verus Securitization Trust Series 2019-4 Class A1 144A	2.64	11-25-2059	14,531,298	14,534,413
Visio Trust Series 2019-1 Class A1 144A±±	3.57	6-25-2054	2,596,221	2,624,094

Total Non-Agency Mortgage-Backed Securities (Cost $343,034,428)				347,658,192

U.S. Treasury Securities: 24.29%
U.S. Treasury Bond	2.25	8-15-2046	7,157,000	7,211,516
U.S. Treasury Bond	2.25	8-15-2049	12,083,000	12,189,198
U.S. Treasury Bond	2.38	11-15-2049	19,472,000	20,181,663
U.S. Treasury Bond	2.50	5-15-2046	57,797,000	61,163,224
U.S. Treasury Bond	2.88	5-15-2049	20,482,000	23,429,488
U.S. Treasury Bond	3.00	11-15-2044	51,782,000	59,729,323
U.S. Treasury Bond	3.13	2-15-2043	96,878,000	113,426,730
U.S. Treasury Bond	3.13	8-15-2044	99,165,000	116,693,188
U.S. Treasury Note	2.38	4-30-2026	38,836,000	40,381,855
U.S. Treasury Note ##	1.13	9-30-2021	63,831,000	63,212,637
U.S. Treasury Note	1.25	3-31-2021	6,897,000	6,856,588
U.S. Treasury Note	1.38	8-31-2020	9,504,000	9,481,725
U.S. Treasury Note	1.38	10-15-2022	30,306,000	30,098,830
U.S. Treasury Note %%	1.50	11-30-2021	9,749,000	9,724,628
U.S. Treasury Note %%	1.50	11-30-2024	36,844,000	36,618,043
U.S. Treasury Note ##	1.63	11-15-2022	60,697,000	60,715,968
U.S. Treasury Note ##	1.63	2-15-2026	91,335,000	90,874,757
U.S. Treasury Note	1.63	5-15-2026	32,521,000	32,343,151
U.S. Treasury Note	1.63	9-30-2026	2,815,000	2,796,197
U.S. Treasury Note	1.63	10-31-2026	9,323,000	9,257,812
U.S. Treasury Note	1.75	11-15-2029	22,863,000	22,804,056
U.S. Treasury Note	2.13	5-15-2022	9,861,000	9,978,099
U.S. Treasury Note	2.25	11-15-2024	31,084,000	31,967,951
U.S. Treasury Note	2.25	11-15-2025	2,294,000	2,364,971
U.S. Treasury Note	2.38	2-29-2024	4,110,000	4,233,461
U.S. Treasury Note	2.50	6-30-2020	5,281,000	5,305,961
U.S. Treasury Note	2.50	1-15-2022	32,183,000	32,756,260
U.S. Treasury Note	2.63	11-15-2020	4,403,000	4,440,838

The accompanying notes are an integral part of these financial statements.

38  |  Wells Fargo Core Bond Portfolio

Portfolio of investments—November 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Note	2.63%	6-15-2021	$13,667,000	$13,859,726
U.S. Treasury Note	2.63	7-15-2021	44,084,000	44,743,538
U.S. Treasury Note	2.63	2-28-2023	32,241,000	33,256,088
U.S. Treasury Note	2.63	1-31-2026	27,096,000	28,545,001
U.S. Treasury Note ##	2.75	4-30-2023	116,082,000	120,394,265
U.S. Treasury Note ##	2.75	5-31-2023	78,520,000	81,510,508
U.S. Treasury Note ##	2.75	7-31-2023	60,810,000	63,221,022
U.S. Treasury Note	2.75	8-31-2023	56,969,000	59,281,140
U.S. Treasury Note	2.88	11-15-2021	38,347,000	39,241,264
U.S. Treasury Note	2.88	11-30-2025	3,568,000	3,806,053
U.S. Treasury Note	3.00	10-31-2025	33,111,000	35,528,362

Total U.S. Treasury Securities (Cost $1,429,921,509)				1,443,625,085

Yankee Corporate Bonds and Notes: 5.38%

Communication Services: 0.29%

Wireless Telecommunication Services: 0.29%
Rogers Communications Incorporated	3.70	11-15-2049	4,385,000	4,490,721
Telefonica SA	5.52	3-1-2049	4,071,000	5,050,474
Vodafone Group plc	4.25	9-17-2050	7,629,000	7,912,771

				17,453,966

Consumer Staples: 0.24%

Food Products: 0.24%
Danone SA 144A	2.95	11-2-2026	13,958,000	14,382,557

Energy: 1.08%

Energy Equipment & Services: 0.07%
Schlumberger Limited 144A	2.65	11-20-2022	3,970,000	4,032,776

Oil, Gas & Consumable Fuels: 1.01%
Ecopetrol SA	5.88	5-28-2045	1,916,000	2,193,820
Enbridge Incorporated	2.90	7-15-2022	4,206,000	4,271,341
Enbridge Incorporated	2.50	1-15-2025	10,476,000	10,484,657
Enbridge Incorporated	3.13	11-15-2029	6,455,000	6,503,679
EnCana Corporation	6.50	2-1-2038	2,030,000	2,381,092
Equinor ASA	3.25	11-18-2049	2,887,000	2,965,696
Petroleos Mexicanos Company	2.38	4-15-2025	1,995,950	2,016,931
Petroleos Mexicanos Company	2.46	12-15-2025	5,242,250	5,178,739
Petroleos Mexicanos Company	6.35	2-12-2048	10,326,000	9,702,619
Petroleos Mexicanos Company	6.50	3-13-2027	1,235,000	1,288,852
Petroleos Mexicanos Company	6.75	9-21-2047	4,217,000	4,145,227
Total SA	2.43	1-10-2025	4,488,000	4,544,677
Total SA	2.83	1-10-2030	4,589,000	4,721,310

				60,398,640

Financials: 3.02%

Banks: 2.23%
Banco Santander SA	2.71	6-27-2024	5,200,000	5,251,761
Banco Santander SA	3.31	6-27-2029	3,200,000	3,299,677
Banque Federative du Credit Mutuel SA 144A	2.38	11-21-2024	4,946,000	4,933,233
BNP Paribas SA (3 Month LIBOR +1.11%) 144A±	2.82	11-19-2025	12,838,000	12,896,247
BNP Paribas SA 144A	4.40	8-14-2028	1,424,000	1,582,309
BPCE SA 144A	2.70	10-1-2029	7,929,000	7,884,398

The accompanying notes are an integral part of these financial statements.

Wells Fargo Core Bond Portfolio  |  39

Portfolio of investments—November 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value

Banks (continued)
Commonwealth Bank of Australia (5 Year Treasury Constant Maturity +2.05%) 144A±	3.61%	9-12-2034	$4,083,000	$4,106,834
Commonwealth Bank of Australia 144A	3.74	9-12-2039	1,893,000	1,894,145
Credit Agricole SA (London) 144A	2.38	1-22-2025	7,605,000	7,578,934
Danske Bank A/S (3 Month LIBOR +1.25%) 144A±	3.00	9-20-2022	10,252,000	10,318,984
Danske Bank A/S (3 Month LIBOR +1.59%) 144A±	3.24	12-20-2025	9,709,000	9,786,623
HSBC Holdings plc (3 Month LIBOR +1.14%) ±	2.63	11-7-2025	7,456,000	7,428,744
HSBC Holdings plc (3 Month LIBOR +1.21%) ±	3.80	3-11-2025	5,492,000	5,739,675
HSBC Holdings plc (3 Month LIBOR +1.61%) ±	3.97	5-22-2030	2,730,000	2,918,950
HSBC Holdings plc (3 Month LIBOR +1.55%) ±	4.04	3-13-2028	1,828,000	1,944,194
Mitsubishi UFJ Financial Group Incorporated (3 Month LIBOR +0.84%) ±	2.72	7-16-2023	5,213,000	5,265,539
Mizuho Financial Group (3 Month LIBOR +1.13%) ±	3.15	7-16-2030	3,142,000	3,212,062
Royal Bank of Canada	2.25	11-1-2024	8,697,000	8,662,549
Societe Generale 144A	2.63	10-16-2024	4,594,000	4,562,968
Sumitomo Mitsui Financial Group	2.70	7-16-2024	9,999,000	10,105,339
Sumitomo Mitsui Financial Group	3.04	7-16-2029	10,184,000	10,409,920
Westpac Banking Corporation (5 Year Treasury Constant Maturity +2.00%) ±	4.11	7-24-2034	2,388,000	2,475,389

				132,258,474

Capital Markets: 0.08%
MDGH GMTN BV 144A	2.88	11-7-2029	4,734,000	4,734,511

Consumer Finance: 0.09%
UBS Group AG (3 Month LIBOR +1.47%) 144A±	3.13	8-13-2030	5,420,000	5,504,662

Diversified Financial Services: 0.62%
DH Europe Finance II	2.05	11-15-2022	3,236,000	3,235,374
DH Europe Finance II	2.20	11-15-2024	5,543,000	5,530,478
DH Europe Finance II	2.60	11-15-2029	2,177,000	2,186,239
DH Europe Finance II	3.40	11-15-2049	3,244,000	3,338,031
GE Capital International Funding Company	4.42	11-15-2035	8,713,000	9,374,925
General Electric Capital International Funding Company	2.34	11-15-2020	1,337,000	1,335,650
Shell International Finance BV	2.00	11-7-2024	9,847,000	9,796,028
Shell International Finance BV	3.13	11-7-2049	1,973,000	1,962,940

				36,759,665

Information Technology: 0.09%

Semiconductors & Semiconductor Equipment: 0.09%
NXP BV 144A	3.88	6-18-2026	4,964,000	5,208,500

Materials: 0.25%

Chemicals: 0.02%
Yara International ASA 144A	4.75	6-1-2028	1,223,000	1,338,620

Metals & Mining: 0.14%
Barrick Gold Corporation	3.85	4-1-2022	416,000	429,430
Minera Mexico SA 144A	4.50	1-26-2050	1,889,000	1,855,943
Teck Resources Limited	6.25	7-15-2041	5,396,000	6,073,961

				8,359,334

Paper & Forest Products: 0.09%
Celulosa Arauco y Constitucion SA 144A	4.20	1-29-2030	2,496,000	2,464,800
Celulosa Arauco y Constitucion SA 144A	5.15	1-29-2050	2,859,000	2,784,666

				5,249,466

The accompanying notes are an integral part of these financial statements.

40  |  Wells Fargo Core Bond Portfolio

Portfolio of investments—November 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Real Estate: 0.05%

Equity REITs: 0.05%
Trust F/1401 144A	6.39%	1-15-2050	$2,674,000	$2,844,468

Utilities: 0.36%

Electric Utilities: 0.36%
Electricite de France SA 144A	5.60	1-27-2040	1,418,000	1,768,988
Enel Finance International SA 144A	2.88	5-25-2022	3,119,000	3,150,995
Enel Finance International SA 144A	3.50	4-6-2028	1,826,000	1,866,524
Enel Finance International SA 144A	4.63	9-14-2025	6,468,000	7,010,270
Enel Finance International SA 144A	4.75	5-25-2047	1,926,000	2,167,768
Enel Finance International SA 144A	4.88	6-14-2029	1,939,000	2,195,396
Enel Finance International SA 144A	6.00	10-7-2039	2,535,000	3,173,171

				21,333,112

Total Yankee Corporate Bonds and Notes (Cost $312,537,032)				319,858,751

Yankee Government Bonds: 0.61%
Abu Dhabi Government International 144A	2.13	9-30-2024	3,158,000	3,142,210
Abu Dhabi Government International 144A	2.50	9-30-2029	2,874,000	2,856,210
Abu Dhabi Government International 144A	3.13	9-30-2049	2,531,000	2,465,700
Japan Bank for International Cooperation	1.75	10-17-2024	5,528,000	5,458,054
Republic of Paraguay 144A	5.40	3-30-2050	2,940,000	3,289,860
United Mexican States	4.50	4-22-2029	13,839,000	15,167,544
United Mexican States	4.50	1-31-2050	200,000	211,570
United Mexican States	4.60	2-10-2048	3,448,000	3,715,254

Total Yankee Government Bonds (Cost $34,203,663)				36,306,402

	Yield		Shares
Short-Term Investments: 3.64%

Investment Companies: 3.64%
Securities Lending Cash Investments LLC (l)(r)(u)	1.77		35,020,555	35,024,057
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.56		181,239,898	181,239,898

Total Short-Term Investments (Cost $216,263,955)				216,263,955

Total investments in securities (Cost $6,255,807,060)	107.24%	6,372,966,813

Other assets and liabilities, net	(7.24)	(430,270,805)

Total net assets	100.00%	$5,942,696,008

±	Variable rate investment. The rate shown is the rate in effect at period end.
‡	Security is valued using significant unobservable inputs.
%%	The security is purchased on a when-issued basis.
±±

The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
«	All or a portion of this security is on loan.
##	All or a portion of this security is segregated for when-issued securities.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Core Bond Portfolio  |  41

Portfolio of investments—November 30, 2019 (unaudited)

Abbreviations:

CAD	Canadian dollar

FHLMC	Federal Home Loan Mortgage Corporation

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General obligation

LIBOR	London Interbank Offered Rate

REIT	Real estate investment trust

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains	Net change in unrealized gains (losses)	Income from affiliated securities		Value, end of period	% of net assets

Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	2,778,863	99,900,277	67,658,585	35,020,555	$(451)	$0	$53,502	#	$35,024,057
Wells Fargo Government Money Market Fund Select Class	117,422,859	2,093,806,750	2,029,989,711	181,239,898	0	0	1,319,573		181,239,898

					$(451)	$0	$1,373,075		$216,263,955	3.64%

#	Amount shown represents income before fees and rebates.

The accompanying notes are an integral part of these financial statements.

42  |  Wells Fargo Core Bond Portfolio

Statement of assets and liabilities—November 30, 2019 (unaudited)

Assets
Investments in unaffiliated securities (including $34,313,866 of securities loaned), at value (cost $6,039,543,105)	$6,156,702,858
Investments in affiliated securities, at value (cost $216,263,955)	216,263,955
Cash	837,936
Receivable for investments sold	512,962,426
Receivable for interest	27,871,572
Receivable for securities lending income, net	2,150
Prepaid expenses and other assets	198,980

Total assets	6,914,839,877

Liabilities
Payable upon receipt of securities loaned	35,019,117
Payable for investments purchased	934,673,045
Cash collateral due to broker	670,000
Advisory fee payable	1,705,608
Accrued expenses and other liabilities	76,099

Total liabilities	972,143,869

Total net assets	$5,942,696,008

The accompanying notes are an integral part of these financial statements.

Wells Fargo Core Bond Portfolio  |  43

Statement of operations—six months ended November 30, 2019 (unaudited)

Investment income
Interest (net of foreign withholding taxes of $39,485)	$81,080,803
Income from affiliated securities	1,333,109

Total investment income	82,413,912

Expenses
Advisory fee	9,971,336
Custody and accounting fees	124,228
Professional fees	38,988
Shareholder report expenses	2,022
Trustees’ fees and expenses	11,345
Other fees and expenses	11,463

Net expenses	10,159,382

Net investment income	72,254,530

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	158,010,347
Affiliated securities	(451)

Net realized gains on investments	158,009,896
Net change in unrealized gains (losses) on investments	(13,901,454)

Net realized and unrealized gains (losses) on investments	144,108,442

Net increase in net assets resulting from operations	$216,362,972

The accompanying notes are an integral part of these financial statements.

44  |  Wells Fargo Core Bond Portfolio

Statement of changes in net assets

	Six months ended November 30, 2019 (unaudited)	Year ended May 31, 2019

Operations
Net investment income	$72,254,530	$166,921,454
Net realized gains (losses) on investments	158,009,896	(17,686,402)
Net change in unrealized gains (losses) on investments	(13,901,454)	194,869,104

Net increase in net assets resulting from operations	216,362,972	344,104,156

Capital transactions
Transactions in investors’ beneficial interests
Contributions	285,066,588	697,097,878
Withdrawals	(384,478,484)	(888,699,376)

Net decrease in net assets resulting from capital transactions	(99,411,896)	(191,601,498)

Total increase in net assets	116,951,076	152,502,658

Net assets
Beginning of period	5,825,744,932	5,673,242,274

End of period	$5,942,696,008	$5,825,744,932

The accompanying notes are an integral part of these financial statements.

Wells Fargo Core Bond Portfolio  |  45

Financial highlights

	Six months ended November 30, 2019 (unaudited)	Year ended May 31
		2019	2018	2017	2016	2015
Total return[1]	3.76%	6.30%	(0.53)%	1.89%	2.78%	3.22%
Ratios to average net assets (annualized)
Gross expenses	0.35%	0.35%	0.35%	0.35%	0.36%	0.37%
Net expenses	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	2.47%	2.93%	2.23%	1.87%	1.86%	1.82%
Supplemental data
Portfolio turnover rate	306%	577%	542%	614%	667%	586%

[1]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

46  |  Wells Fargo Core Bond Portfolio

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Core Bond Portfolio (the “Portfolio”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Securities lending

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Portfolio receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.

Wells Fargo Core Bond Portfolio  |  47

Notes to financial statements (unaudited)

In a securities lending transaction, the net asset value of the Portfolio is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allows the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Portfolio or pay the Portfolio the market value of the loaned securities. The Portfolio bears the risk of loss with respect to depreciation of its investment of the cash collateral.

When-issued transactions

The Portfolio may purchase securities on a forward commitment or when-issued basis. The Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Federal and other taxes

The Portfolio is treated as a separate entity for federal income tax purposes. The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether interest and gains have been distributed by the Portfolio.

The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of November 30, 2019, the aggregate cost of all investments for federal income tax purposes was $6,261,152,235 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$124,152,113

Gross unrealized losses	(12,337,535)

Net unrealized gains	$111,814,578

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

48  |  Wells Fargo Core Bond Portfolio

Notes to financial statements (unaudited)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Agency securities	$0	$2,135,282,082	$10,138,654	$2,145,420,736

Asset-backed securities	0	595,663,180	0	595,663,180

Corporate bonds and notes	0	1,235,414,342	0	1,235,414,342

Foreign corporate bonds and notes	0	2,175,851	0	2,175,851

Municipal obligations	0	30,580,319	0	30,580,319

Non-agency mortgage-back securities	0	347,658,192	0	347,658,192

U.S. Treasury securities	1,443,625,085	0	0	1,443,625,085

Yankee corporate bonds and notes	0	319,858,751	0	319,858,751

Yankee government bonds	0	36,306,402	0	36,306,402

Short-term investments

Investment companies	216,263,955	0	0	216,263,955

Total assets	$1,659,889,040	$4,702,939,119	$10,138,654	$6,372,966,813

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the six months ended November 30, 2019, the Portfolio did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee at the following annual rate based on the Portfolio’s average daily net assets:

Average daily net assets	Advisory fee

First $500 million	0.400%

Next $500 million	0.375

Next $2 billion	0.350

Next $2 billion	0.325

Next $5 billion	0.300

Over $10 billion	0.290

For the six months ended November 30, 2019, the advisory fee was equivalent to an annual rate of 0.34% of the Portfolio’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Portfolio and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Portfolio increase.

Wells Fargo Core Bond Portfolio  |  49

Notes to financial statements (unaudited)

Interfund transactions

The Portfolio may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended November 30, 2019 were as follows:

Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$16,991,240,176	$2,073,230,066	$17,096,920,614	$1,860,561,537

6. SECURITIES LENDING TRANSACTIONS

The Portfolio lends its securities through an unaffiliated securities lending agent and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any increases or decreases in the required collateral are exchanged between the Portfolio and the counterparty on the next business day. Cash collateral received is invested in the Securities Lending Fund which seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments and is exempt from registration under Section 3(c)(7) of the 1940 Act. Securities Lending Fund is managed by Funds Management and is subadvised by WellsCap. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser.

In the event of counterparty default or the failure of a borrower to return a loaned security, the Portfolio has the right to use the collateral to offset any losses incurred. As of November 30, 2019, the Portfolio had securities lending transactions with the following counterparties which are subject to offset:

Counterparty	Value of securities on loan	Collateral received[1]	Net amount

Barclays Capital Inc.	$1,806,121	$(1,806,121)	$0

Citigroup Global Markets Inc.	$2,645,742	$(2,645,742)	$0

ING Financial Markets LLC	$29,862,003	$(29,862,003)	$0

[1]	Collateral received within this table is limited to the collateral for the net transaction with the counterparty.

7. BANK BORROWINGS

The Trust, along with Wells Fargo Variable Trust and Wells Fargo Funds Trust (excluding the money market funds), are parties to a $280,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended November 30, 2019, there were no borrowings by the Portfolio under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.

50  |  Wells Fargo Core Bond Portfolio

Notes to financial statements (unaudited)

9. NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has adopted the removal and modification of disclosures early, as permitted, and will adopt the additional new disclosures at the effective date.

In March 2017, FASB issued ASU No. 2017-08, Premium Amortization on Purchased Callable Debt Securities. ASU 2017-08

shortens the amortization period for certain callable debt securities held at a premium and requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount and discounts will continue to be accreted to the maturity date of the security. ASU 2017-08 is effective for fiscal years beginning after December 15, 2018 and for interim periods within those fiscal years. During the current reporting period, management of the Portfolio adopted the change in accounting policy which did not have a material impact to the Portfolio’s financial statements.

Wells Fargo Core Bond Portfolio  |  51

Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION

The Fund and Portfolio file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT, which is available by visiting the SEC website at sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

52  |  Wells Fargo Core Bond Fund

Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 150 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of The Ruth Bancroft Garden (non-profit organization). She is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, from 2009 to 2018	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

Wells Fargo Core Bond Fund  |  53

Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Pamela Wheelock[3] (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

54  |  Wells Fargo Core Bond Fund

Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.

Michelle Rhee[4] (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC, Chief Legal Counsel of Wells Fargo Asset Management and Assistant General Counsel of Wells Fargo Bank, N.A. since 2018. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.

Catherine Kennedy[5] (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 64 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 86 funds and Assistant Treasurer of 64 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

[3]	Pamela Wheelock was re-appointed to the Board effective January 1, 2020.

[4]	Michelle Rhee became Chief Legal Officer effective October 22, 2019.

[5]	Catherine Kennedy became Secretary effective October 22, 2019.

Wells Fargo Core Bond Fund  |  55

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2020 Wells Fargo & Company. All rights reserved.

408965 01-19

SA287/SAR287 11-19

Semi-Annual Report

November 30, 2019

Wells Fargo Real Return Fund

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

Reduce clutter. Save trees.
Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/ advantagedelivery

The views expressed and any forward-looking statements are as of November 30, 2019, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Asset Management. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾  MAY LOSE VALUE

Wells Fargo Real Return Fund  |  1

Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

“Sentiment turned and U.S. equity markets gained during June and July.”

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Real Return Fund for the six-month period that ended November 30, 2019. U.S. stock and global bond investors generally saw markets affected by slowing global economic growth, international trade tensions, and simmering geopolitical tensions.

Overall, fixed income had modest gains, while domestic U.S. stocks outperformed foreign equities. For the period, U.S. stocks, based on the S&P 500 Index,1 gained 15.26% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 advanced 8.70%. The MSCI EM Index (Net)3 gained 5.87%. For bond investors, the Bloomberg Barclays U.S. Aggregate Bond Index4 added 3.81%, the Bloomberg Barclays Global Aggregate ex-USD Index5 gained 1.97%, the Bloomberg Barclays Municipal Bond Index6 gained 2.39%, and the ICE BofA U.S. High Yield Index7 returned 4.23%.

Sentiment improved after a volatile start to the year.

After a choppy start to 2019, affected by political uncertainties, slowing European economic growth, and global trade tensions, investors regrouped halfway through the year. Just as the investment horizon appeared to darken, sentiment turned and U.S. equity markets gained during June and July. The gains, primarily driven by geopolitical and monetary policy events, pushed equity markets to new highs. European Central Bank President Mario Draghi said that if the outlook doesn’t improve, the bank would cut rates or buy more assets to prop up inflation. In the U.S., the Federal Reserve (Fed) cut the federal funds rate by 0.25% in July.

But after President Trump backed off of tariff threats against Mexico and China, the U.S. reversed course and threatened to impose higher tariffs on China’s exports after talks failed. China responded with tariff threats of its own and devalued the renminbi, roiling global markets. Major U.S. stock market indices tumbled in late July 2019. Bond prices gained as Treasury yields fell to multi-year lows and the yield curve inverted at multiple points along the 30-year arc.

In a microcosm, August 2019 encapsulated many of the unnerving events that plagued investors for months. The U.S.-China trade relationship swung from antagonistic to hopeful and back again with no signs of compromise. Evidence of a continued global economic slowdown mounted. Central banks in China, New Zealand, and Thailand cut interest rates. Industrial and manufacturing data declined in China, Canada, Japan, and Germany. Adding to the uncertain environment, Italy’s prime minister resigned, many feared a crackdown in Hong Kong as protestors sustained their calls for reform, and Boris Johnson planned to suspend Parliament as Brexit’s deadline neared.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2019. ICE Data Indices, LLC. All rights reserved.

2  |  Wells Fargo Real Return Fund

Letter to shareholders (unaudited)

In the U.S., September 2019 saw the Fed join other central banks in cutting interest rates. U.S. manufacturing data disappointed investors. The U.S. House of Representatives began an impeachment investigation of President Trump. Meanwhile, the Brexit impasse showed no signs of resolution. Officials in China said that hitting the country’s economic growth goals for the year would be difficult in the face of tariffs and trade restrictions. So, while the S&P 500 Index finished the third quarter with the best year-to-date returns in more than 20 years, amid signs of equity investors taking money out of the stock market, concerns about future returns remained.

In October 2019, a relaxing of U.S.-China trade tensions and renewed optimism for a U.K. Brexit deal combined with positive macroeconomic data to support financial markets. The initial estimate of U.S. third-quarter gross domestic product growth, announced in late October, was a resilient 1.9% annualized rate while the U.S. unemployment rate fell to a 50-year low of 3.5% in September. However, despite resilience among U.S. consumers, business confidence declined while manufacturing activity contracted. Concerned with a potential economic slowdown, the Fed lowered interest rates another quarter point in late October, its third rate cut in four months. This helped push the S&P 500 Index to an all-time high while emerging market equities rallied and global bonds declined overall, reflecting a broad pickup in risk appetite.

Equity markets continued to rally in November 2019 despite ongoing geopolitical risks. Although U.S.-China trade tensions didn’t abate, neither did the tariff war escalate. Hopes for a trade deal buoyed investor confidence. U.S. business sentiment improved slightly and manufacturing and services activity picked up. Throughout the month, central bank actions were on hold. With that positive backdrop, developed market equities outpaced those in emerging markets, and U.S. stocks, as reflected by the S&P 500 Index, outperformed non-U.S. stocks overall. The S&P 500 Index ended November on track for its best calendar-year performance since 2013. While consumer confidence and purchasing manager activity rose in the eurozone, China reported weakening manufacturing and consumer data. Bond yields rose marginally, leading to slightly negative returns for global government and investment-grade corporate bonds.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

“Equity markets continued to rally in November despite ongoing geopolitical risks.”

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

Wells Fargo Real Return Fund  |  3

Performance highlights (unaudited)

Investment objective

The Fund seeks returns that exceed the rate of inflation over the long-term.

Manager

Wells Fargo Funds Management, LLC

Subadviser for the affiliated master portfolio1

Wells Capital Management Incorporated

Portfolio managers

Kandarp R. Acharya, CFA®‡, FRM

Petros N. Bocray, CFA®‡, FRM

Michael Bradshaw, CFA®‡

Christian L. Chan, CFA®‡

Jay N. Mueller, CFA®‡

Garth B. Newport, CFA®‡

Michael Schueller, CFA®‡*

Average annual total returns (%) as of November 30, 2019

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)

	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]

Class A (IPBAX)	2-28-2003	2.83	1.53	2.33	7.68	2.47	2.80	1.17	0.78

Class C (IPBCX)	2-28-2003	6.02	1.72	2.07	7.02	1.72	2.07	1.92	1.53

Class R6 (IPBJX)[4]	10-31-2016	–	–	–	8.18	2.83	3.13	0.79	0.40

Administrator Class (IPBIX)	2-28-2003	–	–	–	7.95	2.71	3.07	1.11	0.60

Institutional Class (IPBNX)[5]	10-31-2016	–	–	–	8.13	2.80	3.12	0.84	0.45

Bloomberg Barclays U.S. TIPS Index[6]	–	–	–	–	8.61	2.31	3.09	–	–

CPI[7]	–	–	–	–	2.05	1.72	1.75	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. Loans are subject to risks similar to those associated with other below investment-grade bond investments, such as credit risk (for example, risk of issuer default), below-investment-grade bond risk (for example, risk of greater volatility in value), and risk that the loan may become illiquid or difficult to price. The use of derivatives may reduce returns and/or increase volatility.

Please see footnotes on page 5.

4  |  Wells Fargo Real Return Fund

Performance highlights (unaudited)

Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The Fund is exposed to mortgage- and asset-backed securities risk and small company securities risk. Securities issued by U.S. government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. Consult the Fund’s prospectus for additional information on these and other risks.

Ten largest holdings (%) as of November 30, 2019[8]

TIPS, 0.38%, 7-15-2025	3.42

TIPS, 0.13%, 1-15-2022	3.32

TIPS, 0.25%, 1-15-2025	3.32

TIPS, 0.38%, 7-15-2023	3.21

TIPS, 0.63%, 1-15-2026	3.04

TIPS, 0.13%, 1-15-2023	2.95

TIPS, 0.63%, 7-15-2021	2.59

TIPS, 0.63%, 1-15-2024	2.55

TIPS, 0.13%, 7-15-2024	2.53

TIPS, 2.38%, 1-15-2025	2.46

Portfolio allocation as of November 30, 2019[9]

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

*	Mr. Schueller became a portfolio manager of the Fund on January 15, 2020.

[1]

The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single affiliated master portfolio of the Wells Fargo Master Trust with a substantially identical investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.

[2]

Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]

The manager has contractually committed through September 30, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the affiliated master portfolio invests, and extraordinary expenses are excluded from the expense cap. Net expenses from the affiliated master portfolio are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[4]

Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Administrator Class shares, and is not adjusted to reflect Class R6 expenses. If these expenses had been included, returns for Class R6 shares would be higher.

[5]

Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and is not adjusted to reflect Institutional Class expenses. If these expenses had been included, returns for the Institutional Class shares would be higher.

[6]	The Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index is an index of inflation-indexed-linked U.S. Treasury securities. You cannot invest directly in an index.

[7]

The Consumer Price Index for All Urban Consumers (CPI-U) measures the changes in the price of a basket of goods and services purchased by urban consumers. The urban consumer population is deemed by many as a better representative measure of the general public because close to 90% of the country’s population lives in highly populated areas. You cannot invest directly in an index.

[8]

The ten largest holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the securities of the affiliated master portfolio allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[9]

Amounts represent the portfolio allocation of the affiliated master portfolio which are calculated based on the total long-term investments of the affiliated master portfolio. These amounts are subject to change and may have changed since the date specified.

Wells Fargo Real Return Fund  |  5

Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from June 1, 2019 to November 30, 2019.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 6-1-2019	Ending account value 11-30-2019	Expenses paid during the period[1,2]	Annualized net expense ratio[1]

Class A

Actual	$1,000.00	$1,031.78	$3.96	0.78%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.10	$3.94	0.78%

Class C

Actual	$1,000.00	$1,028.11	$7.76	1.53%

Hypothetical (5% return before expenses)	$1,000.00	$1,017.35	$7.72	1.53%

Class R6

Actual	$1,000.00	$1,034.44	$2.03	0.40%

Hypothetical (5% return before expenses)	$1,000.00	$1,023.00	$2.02	0.40%

Administrator Class

Actual	$1,000.00	$1,032.61	$3.05	0.60%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.00	$3.03	0.60%

Institutional Class

Actual	$1,000.00	$1,033.14	$2.29	0.45%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.75	$2.28	0.45%

[1]	Amounts reflect net expenses allocated from the affiliated Master Portfolio in which the Fund invests.

[2]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

6  |  Wells Fargo Real Return Fund

Portfolio of investments—November 30, 2019 (unaudited)

Value
Investment Companies: 99.69%

Affiliated Master Portfolio: 99.69%
Wells Fargo Real Return Portfolio	$61,933,397

Total Investment Companies (Cost $59,484,858)	61,933,397

Total investments in securities (Cost $59,484,858)	99.69%	61,933,397

Other assets and liabilities, net	0.31	191,660

Total net assets	100.00%	$62,125,057

Transactions with the affiliated Master Portfolio were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolio	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolio	Interest allocated from affiliated Master Portfolio	Dividends allocated from affiliated Master Portfolio	Affiliated income allocated from affiliated Master Portfolio	Value, end of period	% of net assets
Wells Fargo Real Return Portfolio	32%	34%	$(202,536)	$1,466,437	$733,991	$115,425	$6,452	$61,933,397	99.69%

The accompanying notes are an integral part of these financial statements.

Wells Fargo Real Return Fund  |  7

Statement of assets and liabilities—November 30, 2019 (unaudited)

Assets
Investments in affiliated Master Portfolio, at value (cost $59,484,858)	$61,933,397
Receivable for Fund shares sold	81,503
Receivable from manager	36,623
Prepaid expenses and other assets	130,354

Total assets	62,181,877

Liabilities
Payable for Fund shares redeemed	32,648
Administration fees payable	4,908
Distribution fee payable	1,272
Custodian and accounting fees payable	6,864
Shareholder servicing fees payable	6,762
Professional fees payable	2,033
Trustees’ fees and expenses payable	2,333

Total liabilities	56,820

Total net assets	$62,125,057

Net assets consist of
Paid-in capital	$60,744,060
Total distributable earnings	1,380,997

Total net assets	$62,125,057

Computation of net asset value and offering price per share
Net assets – Class A	$16,379,587
Shares outstanding – Class A1	1,625,830
Net asset value per share – Class A	$10.07
Maximum offering price per share – Class A2	$10.54
Net assets – Class C	$1,983,458
Shares outstanding – Class C1	200,034
Net asset value per share – Class C	$9.92
Net assets – Class R6	$17,401,547
Shares outstanding – Class R6[1]	1,709,575
Net asset value per share – Class R6	$10.18
Net assets – Administrator Class	$14,782,479
Shares outstanding – Administrator Class[1]	1,445,844
Net asset value per share – Administrator Class	$10.22
Net assets – Institutional Class	$11,577,986
Shares outstanding – Institutional Class[1]	1,137,018
Net asset value per share – Institutional Class	$10.18

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

8  |  Wells Fargo Real Return Fund

Statement of operations—six months ended November 30, 2019 (unaudited)

Investment income
Interest allocated from affiliated Master Portfolio	$733,991
Dividends allocated from affiliated Master Portfolio (net of foreign withholding taxes of $1,271)	115,425
Affiliated income allocated from affiliated Master Portfolio	6,452
Expenses allocated from affiliated Master Portfolio	(135,149)
Waivers allocated from affiliated Master Portfolio	18,742

Total investment income	739,461

Expenses
Management fee	14,989
Administration fees
Class A	13,452
Class C	1,814
Class R6	2,433
Administrator Class	6,561
Institutional Class	4,612
Shareholder servicing fees
Class A	21,019
Class C	2,835
Administrator Class	16,403
Distribution fee
Class C	8,501
Custody and accounting fees	2,009
Professional fees	17,949
Registration fees	99,725
Shareholder report expenses	34,569
Trustees’ fees and expenses	10,623
Other fees and expenses	7,679

Total expenses	265,173
Less: Fee waivers and/or expense reimbursements
Fund-level	(132,229)
Class A	(34,471)
Class C	(4,649)
Class R6	(2,433)
Administrator Class	(22,964)
Institutional Class	(4,612)

Net expenses	63,815

Net investment income	675,646

Realized and unrealized gains (losses) on investments
Net realized losses on securities transactions allocated from affiliated Master Portfolio	(202,536)
Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolio	1,466,437

Net realized and unrealized gains (losses) on investments	1,263,901

Net increase in net assets resulting from operations	$1,939,547

The accompanying notes are an integral part of these financial statements.

Wells Fargo Real Return Fund  |  9

Statement of changes in net assets

	Six months ended November 30, 2019 (unaudited)		Year ended May 31, 2019

Operations
Net investment income		$675,646		$1,389,934
Net realized losses on investments		(202,536)		(830,409)
Net change in unrealized gains (losses) on investments		1,466,437		806,875

Net increase in net assets resulting from operations		1,939,547		1,366,400

Distributions to shareholders from net investment income and net realized gains
Class A		(224,571)		(509,589)
Class C		(21,657)		(59,497)
Class R6		(247,886)		(321,376)
Administrator Class		(167,898)		(396,758)
Institutional Class		(173,478)		(349,231)

Total distributions to shareholders		(835,490)		(1,636,451)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	222,699	2,243,905	536,260	5,211,071
Class C	38,560	383,380	115,162	1,107,921
Class R6	326,513	3,311,933	315,330	3,110,483
Administrator Class	433,191	4,442,756	418,320	4,128,845
Institutional Class	315,813	3,217,449	733,768	7,248,113

		13,599,423		20,806,433

Reinvestment of distributions
Class A	15,841	159,756	36,976	359,276
Class C	1,894	18,797	5,600	53,596
Class R6	13,396	136,460	13,831	135,701
Administrator Class	16,213	165,903	40,010	394,108
Institutional Class	16,985	173,101	35,503	348,182

		654,017		1,290,863

Payment for shares redeemed
Class A	(404,208)	(4,055,191)	(1,429,739)	(13,815,687)
Class C	(102,695)	(1,017,713)	(219,827)	(2,105,292)
Class R6	(67,574)	(686,408)	(71,175)	(700,914)
Administrator Class	(356,025)	(3,637,154)	(1,441,193)	(14,228,082)
Institutional Class	(305,865)	(3,117,790)	(874,093)	(8,536,165)

		(12,514,256)		(39,386,140)

Net increase (decrease) in net assets resulting from capital share transactions		1,739,184		(17,288,844)

Total increase (decrease) in net assets		2,843,241		(17,558,895)

Net assets
Beginning of period		59,281,816		76,840,711

End of period		$62,125,057		$59,281,816

The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo Real Return Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2019 (unaudited)	Year ended May 31
CLASS A		2019	2018	2017	2016	2015
Net asset value, beginning of period	$9.89	$9.87	$9.96	$9.95	$10.07	$10.11
Net investment income	0.09	0.15	0.21	0.19 [1]	0.10 [1]	0.05 [1]
Net realized and unrealized gains (losses) on investments	0.22	0.09	(0.09)	0.03	(0.01)	0.07

Total from investment operations	0.31	0.24	0.12	0.22	0.09	0.12
Distributions to shareholders from
Net investment income	(0.13)	(0.19)	(0.21)	(0.20)	(0.07)	(0.08)
Net realized gains	0.00	(0.03)	0.00	(0.01)	(0.14)	(0.08)

Total distributions to shareholders	(0.13)	(0.22)	(0.21)	(0.21)	(0.21)	(0.16)
Net asset value, end of period	$10.07	$9.89	$9.87	$9.96	$9.95	$10.07
Total return[2]	3.18%	2.56%	1.25%	2.23%	1.01%	1.24%
Ratios to average net assets (annualized)
Gross expenses[3]	1.42%	1.16%	1.04%	1.11%	1.20%	1.31%
Net expenses[3]	0.78%	0.77%	0.80%	0.85%	0.85%	0.85%
Net investment income[3]	2.10%	1.95%	2.15%	1.92%	0.98%	0.47%
Supplemental data
Portfolio turnover rate[4]	11%	39%	29%	25%	29%	57%
Net assets, end of period (000s omitted)	$16,380	$17,716	$26,133	$29,678	$18,938	$12,977

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2019 (unaudited)	0.39%
Year ended May 31, 2019	0.39%
Year ended May 31, 2018	0.41%
Year ended May 31, 2017	0.44%
Year ended May 31, 2016	0.44%
Year ended May 31, 2015	0.44%

[4]

Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investments in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Real Return Fund  |  11

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2019 (unaudited)	Year ended May 31
CLASS C		2019	2018	2017	2016	2015
Net asset value, beginning of period	$9.73	$9.73	$9.82	$9.77	$9.92	$10.00
Net investment income (loss)	0.07 [1]	0.10 [1]	0.03	0.04	0.03 [1]	(0.03)[1]
Net realized and unrealized gains (losses) on investments	0.21	0.07	0.02	0.10	(0.02)	0.08

Total from investment operations	0.28	0.17	0.05	0.14	0.01	0.05
Distributions to shareholders from
Net investment income	(0.09)	(0.14)	(0.14)	(0.08)	(0.02)	(0.05)
Net realized gains	0.00	(0.03)	0.00	(0.01)	(0.14)	(0.08)

Total distributions to shareholders	(0.09)	(0.17)	(0.14)	(0.09)	(0.16)	(0.13)
Net asset value, end of period	$9.92	$9.73	$9.73	$9.82	$9.77	$9.92
Total return[2]	2.81%	1.79%	0.53%	1.44%	0.21%	0.46%
Ratios to average net assets (annualized)
Gross expenses[3]	2.17%	1.91%	1.79%	1.86%	1.95%	2.06%
Net expenses[3]	1.53%	1.52%	1.56%	1.60%	1.60%	1.60%
Net investment income (loss)[3]	1.40%	1.08%	1.39%	1.23%	0.30%	(0.33)%
Supplemental data
Portfolio turnover rate[4]	11%	39%	29%	25%	29%	57%
Net assets, end of period (000s omitted)	$1,983	$2,553	$3,517	$4,580	$5,654	$7,471

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2019 (unaudited)	0.39%
Year ended May 31, 2019	0.39%
Year ended May 31, 2018	0.44%
Year ended May 31, 2017	0.44%
Year ended May 31, 2016	0.44%
Year ended May 31, 2015	0.44%

[4]

Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investments in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo Real Return Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2019 (unaudited)	Year ended May 31
CLASS R6		2019	2018	2017[1]
Net asset value, beginning of period	$9.99	$9.96	$10.05	$10.17
Net investment income	0.12	0.23 [2]	0.22	0.10
Net realized and unrealized gains (losses) on investments	0.22	0.06	(0.06)	(0.07)

Total from investment operations	0.34	0.29	0.16	0.03
Distributions to shareholders from
Net investment income	(0.15)	(0.23)	(0.25)	(0.14)
Net realized gains	0.00	(0.03)	0.00	(0.01)

Total distributions to shareholders	(0.15)	(0.26)	(0.25)	(0.15)
Net asset value, end of period	$10.18	$9.99	$9.96	$10.05
Total return[3]	3.44%	2.99%	1.63%	0.36%
Ratios to average net assets (annualized)
Gross expenses[4]	1.05%	0.82%	0.66%	0.69%
Net expenses[4]	0.40%	0.39%	0.42%	0.47%
Net investment income[4]	2.40%	2.34%	2.52%	1.32%
Supplemental data
Portfolio turnover rate[5]	11%	39%	29%	25%
Net assets, end of period (000s omitted)	$17,402	$14,358	$11,750	$7,438

[1]	For the period from October 31, 2016 (commencement of class operations) to May 31, 2017

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

[4]	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2019 (unaudited)	0.39%
Year ended May 31, 2019	0.39%
Year ended May 31, 2018	0.41%
Year ended May 31, 2017[1]	0.44%

[5]

Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investments in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Real Return Fund  |  13

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2019 (unaudited)	Year ended May 31
ADMINISTRATOR CLASS		2019	2018	2017	2016	2015
Net asset value, beginning of period	$10.03	$9.99	$10.06	$10.03	$10.15	$10.17
Net investment income	0.09	0.21 [1]	0.24 [1]	0.22 [1]	0.13 [1]	0.10 [1]
Net realized and unrealized gains (losses) on investments	0.24	0.06	(0.09)	0.02	(0.02)	0.06

Total from investment operations	0.33	0.27	0.15	0.24	0.11	0.16
Distributions to shareholders from
Net investment income	(0.14)	(0.20)	(0.22)	(0.20)	(0.09)	(0.10)
Net realized gains	0.00	(0.03)	0.00	(0.01)	(0.14)	(0.08)

Total distributions to shareholders	(0.14)	(0.23)	(0.22)	(0.21)	(0.23)	(0.18)
Net asset value, end of period	$10.22	$10.03	$9.99	$10.06	$10.03	$10.15
Total return[2]	3.26%	2.78%	1.50%	2.46%	1.21%	1.56%
Ratios to average net assets (annualized)
Gross expenses[3]	1.36%	1.10%	0.97%	1.04%	1.13%	1.27%
Net expenses[3]	0.60%	0.59%	0.60%	0.60%	0.60%	0.60%
Net investment income[3]	2.28%	2.15%	2.39%	2.20%	1.30%	0.99%
Supplemental data
Portfolio turnover rate[4]	11%	39%	29%	25%	29%	57%
Net assets, end of period (000s omitted)	$14,782	$13,562	$23,331	$26,100	$20,607	$10,679

[1]	Calculated based upon average shares outstanding

[2]	Returns for period of less than one year are not annualized.

[3]	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2019 (unaudited)	0.39%
Year ended May 31, 2019	0.39%
Year ended May 31, 2018	0.41%
Year ended May 31, 2017	0.44%
Year ended May 31, 2016	0.44%
Year ended May 31, 2015	0.44%

[4]

Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investments in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo Real Return Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2019 (unaudited)	Year ended May 31
INSTITUTIONAL CLASS		2019	2018	2017[1]
Net asset value, beginning of period	$9.99	$9.97	$10.06	$10.17
Net investment income	0.12	0.22	0.24	0.14
Net realized and unrealized gains (losses) on investments	0.22	0.05	(0.08)	(0.10)

Total from investment operations	0.34	0.27	0.16	0.04
Distributions to shareholders from
Net investment income	(0.15)	(0.22)	(0.25)	(0.14)
Net realized gains	0.00	(0.03)	0.00	(0.01)

Total distributions to shareholders	(0.15)	(0.25)	(0.25)	(0.15)
Net asset value, end of period	$10.18	$9.99	$9.97	$10.06
Total return[2]	3.31%	2.84%	1.57%	0.41%
Ratios to average net assets (annualized)
Gross expenses[3]	1.09%	0.84%	0.71%	0.76%
Net expenses[3]	0.45%	0.44%	0.47%	0.52%
Net investment income[3]	2.41%	2.20%	2.62%	2.24%
Supplemental data
Portfolio turnover rate[4]	11%	39%	29%	25%
Net assets, end of period (000s omitted)	$11,578	$11,094	$12,110	$5,229

[1]	For the period from October 31, 2016 (commencement of class operations) to May 31, 2017

[2]	Returns for periods of less than one year are not annualized.

[3]	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2019 (unaudited)	0.39%
Year ended May 31, 2019	0.39%
Year ended May 31, 2018	0.41%
Year ended May 31, 2017[1]	0.44%

[4]

Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investments in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Real Return Fund  |  15

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Real Return Fund (the “Fund”) which is a diversified series of the Trust.

The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single master portfolio with a substantially identical investment objective and substantially similar investment strategies. The Fund seeks to achieve its investment objective by investing substantially all of its assets in a separate diversified portfolio (the “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. The affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities. The Fund accounts for its investment in the affiliated Master Portfolio as a partnership investment and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the affiliated Master Portfolio for the six months ended November 30, 2019 are included in this report and should be read in conjunction with the Fund’s financial statements. As of November 30, 2019, the Fund owned 34% of Wells Fargo Real Return Portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Investments in the affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which are also valued daily. Securities held in the affiliated Master Portfolio are valued as discussed in the Notes to Financial Statements of the affiliated Master Portfolio, which are included elsewhere in this report.

Investment transactions, income and expenses

Investments in the affiliated Master Portfolio are recorded on a trade basis. The Fund records daily its proportionate share of the affiliated Master Portfolio’s income, expenses and realized and unrealized gains or losses. The Fund also accrues its own expenses.

Distributions to shareholders

Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income monthly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

16  |  Wells Fargo Real Return Fund

Notes to financial statements (unaudited)

As of November 30, 2019, the aggregate cost of all investments for federal income tax purposes was $59,561,314 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$2,372,083

Gross unrealized losses	0

Net unrealized gains	$2,372,083

As of May 31, 2019, the Fund had capital loss carryforwards which consisted of $229,298 in short-term capital losses and $95,581 in long-term capital losses.

As of May 31, 2019, the Fund had current year deferred post-October capital losses consisting of $426,109 in short-term losses and $148,632 in long-term losses which were recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

At November 30, 2019, the affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective and the value of the affiliate Master Portfolio was as follows:

Affiliated Master Portfolio	Investment objective	Value of affiliated Master Portfolio

Wells Fargo Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term	$61,933,397

The affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund and providing fund-level administrative services in connection with the Fund’s operations. As long as the Fund continues to invest substantially all of its assets in a single affiliated Master Portfolio, the Fund pays Funds Management an investment management fee only for fund-level administrative services at the following annual rate based on the Fund’s average daily net assets:

Average daily net assets	Management fee

First $5 billion	0.05%

Next $5 billion	0.04

Over $10 billion	0.03

For the six months ended November 30, 2019, the management fee was equivalent to an annual rate of 0.05% of the Fund’s average daily net assets.

Funds Management also serves as the adviser to the affiliated Master Portfolio and is entitled to receive a fee from the affiliated Master Portfolio for those services.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account

Wells Fargo Real Return Fund  |  17

Notes to financial statements (unaudited)

servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Class A, Class C	0.16%

Class R6	0.03

Administrator Class	0.10

Institutional Class	0.08

Waivers and/or expense reimbursements

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Net expenses from the affiliated Master Portfolio are included in the expense caps. Funds Management has committed through September 30, 2020 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.78% for Class A shares, 1.53% for Class C shares, 0.40% for Class R6 shares, 0.60% for Administrator Class shares, and 0.45% for Institutional Class shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended November 30, 2019, Funds Distributor received $62 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended November 30, 2019.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

The Fund seeks to achieve its investment objective by investing substantially all of its assets in a single affiliated Master Portfolio. Purchases and sales have been calculated by multiplying the Fund’s ownership percentage of the affiliated Master Portfolio by the affiliated Master Portfolio’s purchases and sales. Purchases and sales of investments, excluding short-term securities, for the six months ended November 30, 2019 were as follows:

Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$1,292,246	$5,533,490	$4,352,906	$4,778,214

6. BANK BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

18  |  Wells Fargo Real Return Fund

Notes to financial statements (unaudited)

For the six months ended November 30, 2019, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has adopted the removal and modification of disclosures early, as permitted, and will adopt the additional new disclosures at the effective date.

Wells Fargo Real Return Fund  |  19

Portfolio of investments—November 30, 2019 (unaudited)

	Shares	Value
Common Stocks: 13.92%

Consumer Staples: 3.62%

Beverages: 0.90%
Molson Coors Brewing Company Class B	6,762	$341,346
The Coca-Cola Company	24,028	1,283,095

		1,624,441

Food & Staples Retailing: 0.80%
Costco Wholesale Corporation	1,702	510,277
Walmart Incorporated	7,800	928,902

		1,439,179

Food Products: 0.37%
Mondelez International Incorporated Class A	9,542	501,337
Tyson Foods Incorporated Class A	1,809	162,611

		663,948

Household Products: 1.23%
Church & Dwight Company Incorporated	6,726	472,434
The Clorox Company	1,577	233,759
The Procter & Gamble Company	12,312	1,502,803

		2,208,996

Tobacco: 0.32%
Philip Morris International Incorporated	6,967	577,773

Energy: 2.39%

Energy Equipment & Services: 0.14%
Schlumberger Limited	7,133	258,215

Oil, Gas & Consumable Fuels: 2.25%
BP plc	26,651	997,280
Chevron Corporation	9,865	1,155,487
Cimarex Energy Company	6,042	277,751
EOG Resources Incorporated	8,279	586,981
Noble Energy Incorporated	17,693	367,307
Phillips 66	5,773	662,279

		4,047,085

Financials: 0.11%

Mortgage REITs: 0.11%
AGNC Investment Corporation	11,241	194,694

Materials: 3.05%

Chemicals: 1.10%
Axalta Coating Systems Limited †	12,168	346,423
Dow Incorporated	6,357	339,273
Ecolab Incorporated	1,222	228,111
Linde plc	3,212	662,347
The Sherwin-Williams Company	679	395,945

		1,972,099

Construction Materials: 0.20%
Martin Marietta Materials Incorporated	1,377	369,587

The accompanying notes are an integral part of these financial statements.

20  |  Wells Fargo Real Return Portfolio

Portfolio of investments—November 30, 2019 (unaudited)

	Shares	Value
Containers & Packaging: 0.16%
Crown Holdings Incorporated †	3,895	$295,631

Metals & Mining: 1.59%
Agnico-Eagle Mines Limited «	3,700	220,520
Alamos Gold Incorporated Class A	6,000	34,013
AngloGold Ashanti Limited ADR	2,500	47,600
B2Gold Corporation	22,000	80,825
Barrick Gold Corporation	11,556	194,141
Detour Gold Corporation †	7,000	127,742
Endeavour Mining Corporation †	3,700	70,334
Evolution Mining Limited	21,000	55,539
Franco-Nevada Corporation	1,400	137,555
Gold Fields Limited ADR	10,000	53,500
Kinross Gold Corporation †	25,000	108,221
Kirkland Lake Gold Limited	3,100	129,947
MAG Silver Corporation †	5,500	58,921
Newcrest Mining Limited	6,800	141,481
Newmont Goldcorp Corporation	5,840	224,256
Northern Star Resources Limited	11,500	74,597
Pan American Silver Corporation	2,500	48,125
Pretium Resources Incorporated †	1,800	17,549
Royal Gold Incorporated	3,994	468,376
SSR Mining Incorporated †	3,900	61,074
Steel Dynamics Incorporated	8,099	273,179
Torex Gold Resources Incorporated †	6,000	90,070
Wheaton Precious Metals Corporation	4,900	135,457

		2,853,022

Real Estate: 4.75%

Equity REITs: 4.75%
Alexandria Real Estate Equities Incorporated	2,635	428,240
American Tower Corporation	3,919	838,784
Camden Property Trust	2,439	272,070
CoreSite Realty Corporation	2,287	259,323
Equinix Incorporated	1,644	931,901
Equity Residential	3,982	338,868
Four Corners Property Trust Incorporated	11,599	328,484
Healthcare Realty Trust Incorporated	11,439	379,660
Healthcare Trust of America Incorporated Class A	5,953	180,674
Host Hotels & Resorts Incorporated	8,056	140,899
Hudson Pacific Properties Incorporated	7,456	266,925
Invitation Homes Incorporated	12,292	375,275
Mid-America Apartment Communities Incorporated	2,503	340,683
Prologis Incorporated	8,131	744,393
Public Storage Incorporated	1,623	341,934
Retail Opportunity Investment Corporation	19,413	354,093
SBA Communications Corporation	2,229	527,092
Simon Property Group Incorporated	3,467	524,245
Sun Communities Incorporated	3,141	517,354
VICI Properties Incorporated	18,047	446,302

		8,537,199

Total Common Stocks (Cost $20,879,008)		25,041,869

The accompanying notes are an integral part of these financial statements.

Wells Fargo Real Return Portfolio  |  21

Portfolio of investments—November 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Corporate Bonds and Notes: 12.80%

Communication Services: 1.24%

Diversified Telecommunication Services: 0.21%
CenturyLink Incorporated	5.63%	4-1-2020	$260,000	$262,623
Level 3 Financing Incorporated	5.38	1-15-2024	125,000	127,031

				389,654

Entertainment: 0.35%
Netflix Incorporated	5.38	2-1-2021	600,000	620,520

Media: 0.53%
CSC Holdings LLC	6.75	11-15-2021	125,000	134,531
Sirius XM Radio Incorporated 144A	3.88	8-1-2022	650,000	663,000
TEGNA Incorporated	5.13	7-15-2020	158,000	158,395

				955,926

Wireless Telecommunication Services: 0.15%
Sprint Spectrum Company LLC 144A	3.36	3-20-2023	87,500	88,266
T-Mobile USA Incorporated	4.00	4-15-2022	175,000	180,250

				268,516

Consumer Discretionary: 2.26%

Auto Components: 0.07%
Cooper Tire & Rubber Company	8.00	12-15-2019	120,000	120,072

Distributors: 0.21%
LKQ Corporation	4.75	5-15-2023	370,000	376,013

Hotels, Restaurants & Leisure: 0.41%
MGM Resorts International	6.63	12-15-2021	200,000	217,700
MGM Resorts International	7.75	3-15-2022	130,000	145,763
NCL Corporation Limited 144A	4.75	12-15-2021	373,000	377,663

				741,126

Household Durables: 0.68%
Lennar Corporation	6.63	5-1-2020	305,000	310,338
Newell Brands Incorporated	3.85	4-1-2023	267,000	275,392
Pulte Group Incorporated	4.25	3-1-2021	400,000	407,500
Toll Brothers Finance Corporation	5.88	2-15-2022	225,000	238,500

				1,231,730

Specialty Retail: 0.89%
Gap Incorporated	5.95	4-12-2021	310,000	321,837
Group 1 Automotive Incorporated	5.00	6-1-2022	395,000	399,938
L Brands Incorporated	6.63	4-1-2021	365,000	383,250
Penske Auto Group Incorporated	3.75	8-15-2020	385,000	386,444
Penske Auto Group Incorporated	5.75	10-1-2022	110,000	111,196

				1,602,665

Consumer Staples: 0.21%

Personal Products: 0.21%
Edgewell Personal Care Company	4.70	5-19-2021	380,000	388,930

The accompanying notes are an integral part of these financial statements.

22  |  Wells Fargo Real Return Portfolio

Portfolio of investments—November 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Energy: 1.97%

Oil, Gas & Consumable Fuels: 1.97%
Antero Resources Corporation	5.38%	11-1-2021	$190,000	$175,513
Archrock Partners LP	6.00	10-1-2022	240,000	240,600
Buckeye Partners LP	4.88	2-1-2021	180,000	182,526
Crestwood Midstream Partners LP	6.25	4-1-2023	210,000	210,525
DCP Midstream Operating LP 144A	5.35	3-15-2020	445,000	446,669
NuStar Logistics LP	4.80	9-1-2020	210,000	211,509
Rockies Express Pipeline LLC 144A	5.63	4-15-2020	405,000	410,672
Rose Rock Midstream LP	5.63	11-15-2023	310,000	317,750
Sabine Pass Liquefaction LLC	6.25	3-15-2022	250,000	268,821
Southern Star Central Corporation 144A	5.13	7-15-2022	375,000	378,750
Tallgrass Energy Partners LP 144A	4.75	10-1-2023	360,000	347,400
Targa Resources Partners LP	4.25	11-15-2023	345,000	348,019

				3,538,754

Financials: 0.99%

Banks: 0.18%
CIT Group Incorporated	5.00	8-15-2022	305,000	324,612

Consumer Finance: 0.81%
Ford Motor Credit Company LLC	3.34	3-18-2021	170,000	170,899
Ford Motor Credit Company LLC	5.60	1-7-2022	160,000	168,176
Ford Motor Credit Company LLC	8.13	1-15-2020	175,000	176,238
Navient Corporation	5.00	10-26-2020	400,000	408,000
Springleaf Finance Corporation	7.75	10-1-2021	485,000	529,863

				1,453,176

Health Care: 1.28%

Health Care Providers & Services: 1.28%
Acadia Healthcare Company Incorporated	5.13	7-1-2022	312,000	313,560
Centene Corporation	4.75	5-15-2022	435,000	443,700
Centene Corporation 144A %%	4.75	1-15-2025	130,000	135,054
HCA Incorporated	7.50	2-15-2022	150,000	166,125
HealthSouth Corporation	5.13	3-15-2023	290,000	296,163
Magellan Health Incorporated	4.90	9-22-2024	180,000	181,800
MEDNAX Incorporated 144A	5.25	12-1-2023	235,000	240,288
Molina Healthcare Incorporated	5.38	11-15-2022	400,000	423,000
Universal Health Services Incorporated 144A	4.75	8-1-2022	105,000	106,116

				2,305,806

Industrials: 1.79%

Aerospace & Defense: 0.45%
Alcoa Incorporated	6.15	8-15-2020	350,000	359,065
Moog Incorporated 144A	5.25	12-1-2022	445,000	450,563

				809,628

Airlines: 0.56%
American Airlines Group Company 144A	5.00	6-1-2022	605,000	632,104
United Continental Holdings Incorporated	4.25	10-1-2022	360,000	371,250

				1,003,354

Commercial Services & Supplies: 0.20%
ADT Corporation	6.25	10-15-2021	350,000	371,000

The accompanying notes are an integral part of these financial statements.

Wells Fargo Real Return Portfolio  |  23

Portfolio of investments—November 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Construction & Engineering: 0.09%
Great Lakes Dredge & Dock Company	8.00%	5-15-2022	$155,000	$164,506

Industrial Conglomerates: 0.09%
General Electric Company	5.55	5-4-2020	165,000	167,261

Trading Companies & Distributors: 0.40%
Aircastle Limited	5.13	3-15-2021	275,000	284,145
Fortress Transportation & Infrastructure Investors LLC 144A	6.75	3-15-2022	415,000	430,563

				714,708

Information Technology: 0.72%

Electronic Equipment, Instruments & Components: 0.21%
Anixter International Incorporated	5.13	10-1-2021	350,000	366,100

Software: 0.22%
Symantec Corporation	4.20	9-15-2020	395,000	398,863

Technology Hardware, Storage & Peripherals: 0.29%
EMC Corporation	2.65	6-1-2020	525,000	524,344

Materials: 1.13%

Chemicals: 0.17%
Chemours Company	6.63	5-15-2023	305,000	300,425

Containers & Packaging: 0.47%
Berry Global Incorporated	5.50	5-15-2022	70,000	70,963
Owens-Brockway Glass Container Incorporated 144A	5.00	1-15-2022	350,000	362,250
Reynolds Group Holdings	5.75	10-15-2020	416,716	417,216

				850,429

Metals & Mining: 0.49%
Freeport-McMoRan Copper & Gold Incorporated	3.55	3-1-2022	520,000	522,600
Steel Dynamics Incorporated	5.13	10-1-2021	351,000	352,404

				875,004

Real Estate: 0.62%

Equity REITs: 0.29%
CoreCivic Incorporated	4.13	4-1-2020	455,000	455,228
SBA Communications Corporation	4.00	10-1-2022	60,000	61,125
VEREIT Operating Partnership LP	4.13	6-1-2021	10,000	10,246

				526,599

Real Estate Management & Development: 0.33%
Realogy Group LLC 144A	5.25	12-1-2021	70,000	70,525
Washington Prime Group Incorporated	3.85	4-1-2020	515,000	513,713

				584,238

Utilities: 0.59%

Electric Utilities: 0.20%
DPL Incorporated	7.25	10-15-2021	245,000	254,800
NextEra Energy Operating Partners LP 144A	4.25	7-15-2024	100,000	102,732

				357,532

The accompanying notes are an integral part of these financial statements.

24  |  Wells Fargo Real Return Portfolio

Portfolio of investments—November 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Independent Power & Renewable Electricity Producers: 0.39%
TerraForm Power Operating LLC 144A	4.25%	1-31-2023	$500,000	$508,543
The AES Corporation	4.50	3-15-2023	185,000	189,625

				698,168

Total Corporate Bonds and Notes (Cost $22,873,644)				23,029,659

Loans: 4.12%

Communication Services: 1.19%

Diversified Telecommunication Services: 0.05%
Level 3 Financing Incorporated (1 Month LIBOR +2.25%) ±	3.95	3-1-2027	87,348	87,281

Entertainment: 0.08%
Live Nation Entertainment (1 Month LIBOR +1.75%) ±	3.56	10-17-2026	136,842	137,355

Media: 0.82%
Charter Communications Operating LLC (1 Month LIBOR +1.75%) ±	3.45	4-30-2025	577,755	580,245
CSC Holdings LLC (2 Month LIBOR +2.50%) ±	4.33	4-15-2027	371,618	371,710
Diamond Sports Group LLC / Diamond Sports Finance Company (1 Month LIBOR +3.25%) ±	4.96	8-24-2026	350,000	348,796
Virgin Media Bristol LLC (1 Month LIBOR +2.50%) ±	4.27	1-31-2028	175,000	175,025

				1,475,776

Wireless Telecommunication Services: 0.24%
SBA Senior Finance II LLC (1 Month LIBOR +1.75%) ±	3.46	4-11-2025	432,981	432,890

Consumer Discretionary: 0.26%

Auto Components: 0.10%
Allison Transmission Incorporated (1 Month LIBOR +1.75%) ±	3.54	3-29-2026	30,776	30,980
Belron Finance US LLC (3 Month LIBOR +2.25%) ±	4.14	11-7-2024	157,200	157,593

				188,573

Hotels, Restaurants & Leisure: 0.12%
Wyndham Hotels & Resorts Incorporated (1 Month LIBOR +1.75%) ±	3.45	5-30-2025	217,800	218,678

Specialty Retail: 0.04%
Sally Beauty Holdings Incorporated (1 Month LIBOR +2.25%) ±%%<‡	3.96	7-5-2024	64,273	63,630

Consumer Staples: 0.08%

Food Products: 0.08%
Prestige Brands Incorporated (1 Month LIBOR +2.00%) ±	3.70	1-26-2024	138,654	139,099

Energy: 0.13%

Oil, Gas & Consumable Fuels: 0.13%
Buckeye Partners LP (1 Month LIBOR +2.75%) ±%%<	4.53	11-1-2026	230,000	231,725

Financials: 0.38%

Consumer Finance: 0.21%
TransUnion LLC (1 Month LIBOR +1.75%) ±	3.45	11-16-2026	375,250	375,393

The accompanying notes are an integral part of these financial statements.

Wells Fargo Real Return Portfolio  |  25

Portfolio of investments—November 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Diversified Financial Services: 0.17%
Delos Finance SARL (3 Month LIBOR +1.75%) ±	3.85%	10-6-2023	$166,667	$167,173
LPL Holdings Incorporated (1 Month LIBOR +1.75%) ±	3.45	11-12-2026	140,303	140,594

				307,767

Health Care: 0.23%

Health Care Providers & Services: 0.23%
HCA Incorporated (1 Month LIBOR +1.75%) ±	3.45	3-18-2026	368,948	370,147
Select Medical Corporation (6 Month LIBOR +2.50%) ±	4.58	3-6-2025	49,278	49,032

				419,179

Industrials: 1.03%

Airlines: 0.24%
United Airlines Incorporated (1 Month LIBOR +1.75%) ±	3.45	4-1-2024	68,250	68,449
WestJet Airlines Limited %%<	0.00	8-7-2026	360,000	361,850

				430,299

Building Products: 0.18%
Advanced Drainage Systems Incorporated (1 Month LIBOR +2.25%) ±%%<‡	4.00	7-31-2026	325,000	326,830

Commercial Services & Supplies: 0.38%
Advanced Disposal Services Incorporated (1 Month LIBOR +2.25%) ±	3.85	11-10-2023	177,610	177,892
Aramark Services Incorporated (1 Month LIBOR +1.75%) ±	3.45	3-28-2024	106,844	107,066
Aramark Services Incorporated (1 Month LIBOR +1.75%) ±	3.45	3-11-2025	364,323	364,931
KAR Auction Services Incorporated (1 Month LIBOR +2.25%) ±	4.00	9-19-2026	39,165	39,361

				689,250

Machinery: 0.13%
Columbus McKinnon Corporation (3 Month LIBOR +2.50%) ±‡	4.60	1-31-2024	40,966	41,120
RBS Global Incorporated (1 Month LIBOR +1.75%) ±	3.47	8-21-2024	181,250	181,622

				222,742

Road & Rail: 0.10%
Genesee & Wyoming Incorporated %%<	0.00	11-6-2026	180,000	181,190

Information Technology: 0.46%

Electronic Equipment, Instruments & Components: 0.18%
CDW LLC (1 Month LIBOR +1.75%) ±	3.46	10-13-2026	196,947	198,260
Dell International LLC (1 Month LIBOR +2.00%) ±	3.71	9-19-2025	38,952	39,154
Sensata Technologies BV (2 Month LIBOR +1.75%) ±	3.59	9-20-2026	87,509	88,038

				325,452

Semiconductors & Semiconductor Equipment: 0.17%
ON Semiconductor Corporation (1 Month LIBOR +2.00%) ±	3.70	9-19-2026	315,000	316,150

Software : 0.11%
SS&C Technologies Incorporated (1 Month LIBOR +2.25%) ±	3.95	4-16-2025	118,337	118,892
SS&C Technologies Incorporated (1 Month LIBOR +2.25%) ±	3.95	4-16-2025	77,032	77,393

				196,285

The accompanying notes are an integral part of these financial statements.

26  |  Wells Fargo Real Return Portfolio

Portfolio of investments—November 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Materials: 0.27%

Chemicals: 0.27%
Ineos US Finance LLC (1 Month LIBOR +2.00%) ±	3.70%	3-31-2024	$492,292	$489,353

Real Estate: 0.09%

Equity REITs: 0.09%
MGM Growth Properties LLC (1 Month LIBOR +2.00%) ±	3.70	3-21-2025	161,026	161,361

Total Loans (Cost $7,425,828)				7,416,258

U.S. Treasury Securities: 65.06%
TIPS	0.13	4-15-2021	2,085,430	2,070,785
TIPS	0.13	1-15-2022	6,029,442	5,992,183
TIPS	0.13	7-15-2022	2,958,778	2,953,032
TIPS	0.13	1-15-2023	5,350,500	5,316,387
TIPS	0.13	7-15-2024	4,574,068	4,570,474
TIPS	0.13	7-15-2026	3,636,588	3,632,074
TIPS	0.25	1-15-2025	5,978,481	5,991,771
TIPS	0.25	7-15-2029	1,736,522	1,750,537
TIPS	0.38	7-15-2023	5,753,762	5,799,224
TIPS	0.38	7-15-2025	6,084,886	6,162,389
TIPS	0.38	1-15-2027	3,162,187	3,200,111
TIPS	0.38	7-15-2027	1,532,460	1,558,050
TIPS	0.50	1-15-2028	3,325,739	3,404,889
TIPS	0.63	7-15-2021	4,636,585	4,666,622
TIPS	0.63	4-15-2023	4,083,076	4,122,022
TIPS	0.63	1-15-2024	4,522,685	4,592,596
TIPS	0.63	1-15-2026	5,343,468	5,480,239
TIPS	0.63	2-15-2043	2,049,291	2,108,543
TIPS	0.75	7-15-2028	2,265,679	2,378,425
TIPS	0.75	2-15-2042	2,766,891	2,921,609
TIPS	0.75	2-15-2045	2,409,696	2,543,962
TIPS	0.88	1-15-2029	879,584	933,204
TIPS	0.88	2-15-2047	1,068,978	1,165,553
TIPS	1.00	2-15-2046	2,524,858	2,826,820
TIPS	1.00	2-15-2048	1,192,185	1,342,794
TIPS	1.00	2-15-2049	709,150	803,517
TIPS	1.38	2-15-2044	2,236,431	2,683,645
TIPS	1.75	1-15-2028	2,347,024	2,632,781
TIPS	2.00	1-15-2026	2,910,690	3,223,464
TIPS	2.13	2-15-2040	1,235,447	1,634,848
TIPS	2.13	2-15-2041	1,576,959	2,106,601
TIPS	2.38	1-15-2025	3,997,881	4,432,744
TIPS	2.38	1-15-2027	2,158,074	2,487,302
TIPS	2.50	1-15-2029	2,260,251	2,723,444
TIPS	3.38	4-15-2032	911,314	1,252,411
TIPS	3.63	4-15-2028	1,833,539	2,346,203
TIPS	3.88	4-15-2029	2,405,264	3,211,422

Total U.S. Treasury Securities (Cost $112,760,036)				117,022,677

Yankee Corporate Bonds and Notes: 1.81%

Communication Services: 0.46%

Media: 0.46%
Nielsen Holding and Finance BV 144A	5.50	10-1-2021	425,000	425,531
Videotron Limited	5.00	7-15-2022	375,000	394,219

				819,750

The accompanying notes are an integral part of these financial statements.

Wells Fargo Real Return Portfolio  |  27

Portfolio of investments—November 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer Discretionary: 0.20%

Automobiles: 0.05%
Fiat Chrysler Automobiles NV	4.50%	4-15-2020	$100,000	$100,625

Hotels, Restaurants & Leisure: 0.15%
International Game Technology plc 144A	6.25	2-15-2022	250,000	263,750

Health Care: 0.62%

Pharmaceuticals: 0.62%
Bausch Health Companies Incorporated 144A	6.50	3-15-2022	430,000	441,288
Teva Pharmaceutical Finance BV	2.20	7-21-2021	620,000	599,385
Teva Pharmaceutical Finance BV	3.65	11-10-2021	70,000	68,569

				1,109,242

Information Technology: 0.10%

Communications Equipment: 0.10%
Nokia OYJ	3.38	6-12-2022	180,000	182,016

Materials: 0.43%

Chemicals: 0.23%
Park Aerospace Holdings Company 144A	5.25	8-15-2022	400,000	424,840

Metals & Mining: 0.20%
FMG Resources Proprietary Limited 144A	4.75	5-15-2022	345,000	353,625

Total Yankee Corporate Bonds and Notes (Cost $3,231,336)				3,253,848

	Yield
Short-Term Investments: 2.55%

Investment Companies: 2.55%
Securities Lending Cash Investments LLC (l)(r)(u)	1.77		101,119	101,129
Wells Fargo Government Money Market Fund Select Class (l)(u)##	1.56		4,478,730	4,478,730

Total Short-Term Investments (Cost $4,579,866)				4,579,859

Total investments in securities (Cost $171,749,718)	100.26%	180,344,170

Other assets and liabilities, net	(0.26)	(470,784)

Total net assets	100.00%	$179,873,386

†	Non-income-earning security
«	All or a portion of this security is on loan.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
%%	The security is purchased on a when-issued basis.
±	Variable rate investment. The rate shown is the rate in effect at period end.
‡	Security is valued using significant unobservable inputs.
<	All or a portion of the position represents an unfunded loan commitment. The rate represents current interest rate if the loan is partially funded.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued and/or unfunded loans.

Abbreviations:

ADR	American depositary receipt
LIBOR	London Interbank Offered Rate
TIPS	Treasury inflation-protected securities
REIT	Real estate investment trust

The accompanying notes are an integral part of these financial statements.

28  |  Wells Fargo Real Return Portfolio

Portfolio of investments—November 30, 2019 (unaudited)

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses

Long

2-Year U.S. Treasury Notes	14	3-31-2020	$3,020,519	$3,018,203	$0	$(2,316)

Short

U.S. Ultra Bond	(8)	3-20-2020	(1,501,234)	(1,501,750)	0	(516)

10-Year Ultra Futures	(3)	3-20-2020	(427,260)	(426,656)	604	0

5-Year U.S. Treasury Notes	(21)	3-31-2020	(2,498,471)	(2,498,344)	127	0

10-Year U.S. Treasury Notes	(10)	3-20-2020	(1,295,463)	(1,293,594)	1,869	0

					$2,600	$(2,832)

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities		Value, end of period	% of net assets

Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	0	2,372,629	2,271,510	101,119	$(7)	$(7)	$1,122	#	$101,129
Wells Fargo Government Money Market Fund Select Class	2,121,643	21,009,244	18,652,157	4,478,730	0	0	18,955		4,478,730

					$(7)	$(7)	$20,077		$4,579,859	2.55%

#	Amount shown represents income before fees and rebates.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Real Return Portfolio  |  29

Statement of assets and liabilities—November 30, 2019 (unaudited)

Assets
Investments in unaffiliated securities (including $98,753 of securities loaned), at value (cost $167,169,852)	$175,764,311
Investments in affiliated securities, at value (cost $4,579,866)	4,579,859
Cash	9,852
Cash segregated for futures contracts	82,188
Foreign currency, at value (cost $595)	590
Receivable for investments sold	100,666
Receivable for dividends and interest	687,626
Receivable for securities lending income, net	121
Prepaid expenses and other assets	8,604

Total assets	181,233,817

Liabilities
Payable upon receipt of securities loaned	101,150
Payable for investments purchased	1,208,112
Payable for daily variation margin on open futures contracts	139
Advisory fee payable	51,030

Total liabilities	1,360,431

Total net assets	$179,873,386

The accompanying notes are an integral part of these financial statements.

30  |  Wells Fargo Real Return Portfolio

Statement of operations—six months ended November 30, 2019 (unaudited)

Investment income
Interest	$2,283,124
Dividends (net of foreign withholding taxes of $3,899)	347,383
Income from affiliated securities	19,252

Total investment income	2,649,759

Expenses
Advisory fee	360,141
Custody and accounting fees	7,144
Professional fees	23,285
Shareholder report expenses	713
Trustees’ fees and expenses	11,715
Other fees and expenses	4,264

Total expenses	407,262
Less: Fee waivers and/or expense reimbursements
Fund-level	(56,471)

Net expenses	350,791

Net investment income	2,298,968

Realized and unrealized gains (losses) on investments
Net realized losses on
Unaffiliated securities	(458,147)
Affiliated securities	(7)
Futures contracts	(140,831)

Net realized losses on investments	(598,985)

Net change in unrealized gains (losses) on
Unaffiliated securities	4,486,152
Affiliated securities	(7)
Futures contracts	37,945

Net change in unrealized gains (losses) on investments	4,524,090

Net realized and unrealized gains (losses) on investments	3,925,105

Net increase in net assets resulting from operations	$6,224,073

The accompanying notes are an integral part of these financial statements.

Wells Fargo Real Return Portfolio  |  31

Statement of changes in net assets

	Six months ended November 30, 2019 (unaudited)	Year ended May 31, 2019

Operations
Net investment income	$2,298,968	$4,635,632
Net realized losses on investments	(598,985)	(2,945,442)
Net change in unrealized gains (losses) on investments	4,524,090	3,096,994

Net increase in net assets resulting from operations	6,224,073	4,787,184

Capital transactions
Transactions in investors’ beneficial interests
Contributions	12,259,273	110,886,812
Withdrawals	(21,348,251)	(78,081,410)

Net increase (decrease) in net assets resulting from capital transactions	(9,088,978)	32,805,402

Total increase (decrease) in net assets	(2,864,905)	37,592,586

Net assets
Beginning of period	182,738,291	145,145,705

End of period	$179,873,386	$182,738,291

The accompanying notes are an integral part of these financial statements.

32  |  Wells Fargo Real Return Portfolio

Financial highlights

	Six months ended November 30, 2019 (unaudited)	Year ended May 31
		2019	2018	2017	2016	2015
Total return[1]	3.44%	2.99%	1.67%	2.65%	1.29%	1.50%
Ratios to average net assets (annualized)
Gross expenses	0.45%	0.45%	0.48%	0.52%	0.56%	0.57%
Net expenses	0.39%	0.40%	0.41%	0.44%	0.44%	0.44%
Net investment income	2.55%	2.29%	2.40%	2.36%	1.45%	0.89%
Supplemental data
Portfolio turnover rate	11%	39%	29%	25%	29%	57%

[1]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Real Return Portfolio  |  33

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Real Return Portfolio (the “Portfolio”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolio are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On November 30, 2019, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities

34  |  Wells Fargo Real Return Portfolio

Notes to financial statements (unaudited)

resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Participation notes

The Portfolio may invest in participation notes to gain exposure to securities in certain foreign markets. Participation notes are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying foreign security. Participation notes involve transaction costs, which may be higher than those applicable to the underlying foreign security. The holder of the participation note is entitled to receive from the bank or broker-dealer, an amount equal to the dividend paid by the issuer of the underlying foreign security; however, the holder is not entitled to the same rights (i.e. voting rights) as an owner of the underlying foreign security. Investments in participation notes involve risks beyond those normally associated with a direct investment in an underlying security. The Portfolio has no rights against the issuer of the underlying foreign security and participation notes expose the Portfolio to counterparty risk in the event the counterparty does not perform. There is also no assurance there will be a secondary trading market for the participation note or that the trading price of the participation note will equal the underlying value of the foreign security that it seeks to replicate.

Securities lending

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Portfolio receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.

In a securities lending transaction, the net asset value of the Portfolio is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allows the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Portfolio or pay the Portfolio the market value of the loaned securities. The Portfolio bears the risk of loss with respect to depreciation of its investment of the cash collateral.

When-issued transactions

The Portfolio may purchase securities on a forward commitment or when-issued basis. The Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Loans

The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Portfolio purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio assumes the credit risk of both the borrower and the lender that is selling the participation. When the Portfolio purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

Futures contracts

Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures

Wells Fargo Real Return Portfolio  |  35

Notes to financial statements (unaudited)

contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.

Inflation-indexed bonds and TIPS

The Portfolio may invest in inflation-indexed bonds, including Treasury inflation-protected securities (TIPS). Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Federal and other taxes

The Portfolio is treated as a separate entity for federal income tax purposes. The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether interest, dividends and gains have been distributed by the Portfolio.

The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of November 30, 2019, the aggregate cost of all investments for federal income tax purposes was $172,031,003 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$9,825,138

Gross unrealized losses	(1,512,203)

Net unrealized gains	$8,312,935

36  |  Wells Fargo Real Return Portfolio

Notes to financial statements (unaudited)

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Common stocks

Consumer staples	$6,514,337	$0	$0	$6,514,337

Energy	4,305,300	0	0	4,305,300

Financials	194,694	0	0	194,694

Materials	5,490,339	0	0	5,490,339

Real estate	8,537,199	0	0	8,537,199

Corporate bonds and notes	0	23,029,659	0	23,029,659

Loans	0	6,984,678	431,580	7,416,258

U.S. Treasury securities	117,022,677	0	0	117,022,677

Yankee corporate bonds and notes	0	3,253,848	0	3,253,848

Short-term investments

Investment companies	4,579,859	0	0	4,579,859

	146,644,405	33,268,185	431,580	180,344,170

Futures contracts	2,600	0	0	2,600

Total assets	$146,647,005	$33,268,185	$431,580	$180,346,770

Liabilities

Futures contracts	$2,832	$0	$0	$2,832

Total liabilities	$2,832	$0	$0	$2,832

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.

For the six months ended November 30, 2019, the Portfolio had no material transfers into/out of Level 3.

Wells Fargo Real Return Portfolio  |  37

Notes to financial statements (unaudited)

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee at the following annual rate based on the Portfolio’s average daily net assets:

Average daily net assets	Advisory fee

First $500 million	0.400%

Next $500 million	0.375

Next $2 billion	0.350

Next $2 billion	0.325

Next $5 billion	0.300

Over $10 billion	0.290

For the six months ended November 30, 2019, the advisory fee was equivalent to an annual rate of 0.40% of the Portfolio’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Portfolio and is entitled to receive a fee from Funds Management at an annual rate starting at 0.28% and declining to 0.18% as the average daily net assets of the Portfolio increase.

Funds Management has voluntarily waived and/or reimbursed advisory fees to reduce the net operating expense ratio of the Portfolio.

Interfund transactions

The Portfolio may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Portfolio had $252,500 and $0 in interfund purchases and sales, respectively, during the six months ended November 30, 2019.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended November 30, 2019 were as follows:

Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$3,753,076	$16,070,936	$12,642,161	$13,877,385

As of November 30, 2019, the Portfolio had unfunded term loan commitments of $1,071,956.

6. SECURITIES LENDING TRANSACTIONS

The Portfolio lends its securities through an unaffiliated securities lending agent and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any increases or decreases in the required collateral are exchanged between the Portfolio and the counterparty on the next business day. Cash collateral received is invested in the Securities Lending Fund which seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments and is exempt from registration under Section 3(c)(7) of the 1940 Act. Securities Lending Fund is managed by Funds Management and is subadvised by WellsCap. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser.

38  |  Wells Fargo Real Return Portfolio

Notes to financial statements (unaudited)

In the event of counterparty default or the failure of a borrower to return a loaned security, the Portfolio has the right to use the collateral to offset any losses incurred. As of November 30, 2019, the Portfolio had securities lending transactions with the following counterparties which are subject to offset:

Counterparty	Value of securities on loan	Collateral received[1]	Net amount

Deutsche Bank Securities Inc.	$98,753	$(98,753)	$0

[1]	Collateral received within this table is limited to the collateral for the net transaction with the counterparty.

7. DERIVATIVE TRANSACTIONS

During the six months ended November 30, 2019, the Portfolio entered into futures contracts to speculate on interest rates and to help manage the duration of its portfolio. The Portfolio had an average notional amount of $3,625,832 in long futures contracts and $5,638,650 in short futures contracts during the six months ended November 30, 2019.

The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.

8. BORROWINGS

The Trust, along with Wells Fargo Variable Trust and Wells Fargo Funds Trust (excluding the money market funds), are parties to a $280,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended November 30, 2019, there were no borrowings by the Portfolio under the agreement.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.

10. NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has adopted the removal and modification of disclosures early, as permitted, and will adopt the additional new disclosures at the effective date.

In March 2017, FASB issued ASU No. 2017-08, Premium Amortization on Purchased Callable Debt Securities. ASU 2017-08

shortens the amortization period for certain callable debt securities held at a premium and requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount and discounts will continue to be accreted to the maturity date of the security. ASU 2017-08 is effective for fiscal years beginning after December 15, 2018 and for interim periods within those fiscal years. During the current reporting period, management of the Portfolio adopted the change in accounting policy which did not have a material impact to the Portfolio’s financial statements.

Wells Fargo Real Return Portfolio  |  39

Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION

The Fund and Portfolio file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT, which is available by visiting the SEC website at sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

40  |  Wells Fargo Real Return Fund

Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 150 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of The Ruth Bancroft Garden (non-profit organization). She is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, from 2009 to 2018	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

Wells Fargo Real Return Fund  |  41

Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Pamela Wheelock[3] (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

42  |  Wells Fargo Real Return Fund

Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.

Michelle Rhee[4] (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC, Chief Legal Counsel of Wells Fargo Asset Management and Assistant General Counsel of Wells Fargo Bank, N.A. since 2018. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.

Catherine Kennedy[5] (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 64 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 86 funds and Assistant Treasurer of 64 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

[3]	Pamela Wheelock was re-appointed to the Board effective January 1, 2020.

[4]	Michelle Rhee became Chief Legal Officer effective October 22, 2019.

[5]	Catherine Kennedy became Secretary effective October 22, 2019.

Wells Fargo Real Return Fund  |  43

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2020 Wells Fargo & Company. All rights reserved.

408966 01-19

SA288/SAR288 11-19

ITEM 2. CODE OF ETHICS

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

A Portfolio of Investments for each series of Wells Fargo Master Trust is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Master Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the most recent fiscal half-year of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURES OF SECURITIES LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. EXHIBITS

(a)(1) Not applicable.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Master Trust

By:
/s/ Andrew Owen

Andrew Owen
President

Date:	January 27, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Master Trust

By:
/s/ Andrew Owen

Andrew Owen
President

Date:	January 27, 2020

By:
/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date:	January 27, 2020

By:
/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date:	January 27, 2020